As filed with the Securities and Exchange Commission on May 1, 2006

Commission File Nos. 2-72671

811-3199

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 42	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 109	☒

KILICO Variable Annuity Separate Account

(Exact Name of Registrant)

Kemper Investors Life Insurance Company

(Name of Insurance Company)

1400 American Lane, Schaumburg, Illinois	60196
(Address of Insurance Company’s Principal Executive Offices)	(Zip Code)

Insurance Company’s Telephone Number, including Area Code: (847)605-6120

James P. Brennan, Sr. Esq.

Kemper Investors Life Insurance Company

3003-77th Avenue, S.E.

Mercer Island, Washington 90840

(Name and Address of Agent for Service)

Copies To:

Frank J. Julian, Esq. Chase Insurance Life and Annuity Company 2500 Westfield Drive Elgin, Illinois 60123-7836	Joan E. Boros, Esq. Jorden Burt LLP 1025 Thomas Jefferson Street, N.W. Suite 400E Washington, D.C. 20007

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being Registered:

Units of interest in Separate Account under the Contracts

No filing fee is due because an indefinite number of shares is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

PROSPECTUS FOR

KEMPER INVESTORS LIFE INSURANCE COMPANY

PERIODIC PAYMENT VARIABLE

ANNUITY CONTRACTS

KEMPER ADVANTAGE III

Issued By

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

of

KEMPER INVESTORS LIFE INSURANCE COMPANY

This Prospectus describes Periodic Payment Deferred Variable Annuity Contracts (the “Contract”) offered by Kemper Investors Life Insurance Company (“we” or “KILICO”). These Contracts are designed to provide annuity benefits for retirement which may or may not qualify for certain federal tax advantages. The Contract is no longer issued.

You may allocate purchase payments to the General Account or to one or more of the variable options. The Contract currently offers 63 variable investment options, each being a Subaccount of the KILICO Variable Annuity Separate Account. All Subaccount options are not available to all Contract Owners (See “7. Death Benefit” page 69.) Currently, Subaccounts that invest in the following Portfolios or Funds are offered under the Contract:

• AIM Variable Insurance Funds (Series I Shares)

• AIM V.I. Financial Services Fund

• AIM V.I. Global Health Care Fund (formerly AIM V.I. Health Sciences Fund)

• AIM V.I. Real Estate Fund

• AIM V.I. Utilities Fund

• The Alger American Fund (Class O Shares)

• Alger American Growth Portfolio

• Alger American MidCap Growth Portfolio

• Alger American Small Capitalization Portfolio

• American Century Variable Portfolios, Inc. (“VP”) (Class I Shares)

• American Century VP Income & Growth Fund

• American Century VP Value Fund

• Credit Suisse Trust

• Credit Suisse Trust-Emerging Markets Portfolio

• Dreyfus Investment Portfolios (“Dreyfus IP”) (Service Shares)

• Dreyfus IP MidCap Stock Portfolio

• The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Share Class)

• Dreyfus Variable Investment Fund (“Dreyfus VIF”) (Service Shares)

• Dreyfus VIF Small Company Stock Portfolio

• DWS Variable Series I (formerly Scudder Variable Series I) Class A Shares

• DWS Bond VIP (formerly Scudder Bond Portfolio)

• DWS Capital Growth VIP (formerly Scudder Capital Growth Portfolio)

• DWS Growth & Income VIP (formerly Scudder Growth and Income Portfolio)

• DWS International VIP (formerly Scudder International Portfolio)

• DWS Variable Series II (formerly Scudder Variable Series II) Class A Shares

• DWS Large Cap Value VIP (formerly Scudder Large Cap Value Portfolio)

• DWS Core Fixed Income VIP (formerly Scudder Fixed Income Portfolio)

• DWS Government & Agency Securities VIP (formerly Scudder Government & Agency Securities Portfolio)

• DWS High Income VIP (formerly Scudder High Income Portfolio)

• DWS International Select Equity VIP (formerly Scudder International Select Equity Portfolio)

• DWS Money Market VIP (formerly Scudder Money Market Portfolio)

• DWS Small Cap Growth VIP (formerly Scudder Small Cap Growth Portfolio)

• DWS Technology VIP (formerly Scudder Technology Growth Portfolio)

• DWS Balanced VIP (formerly Scudder Total Return Portfolio)

• DWS Dreman Small Cap Value VIP (formerly SVS Dreman Small Cap Value Portfolio)

• Fidelity Variable Insurance Products Funds (“VIP”) (Initial Class Shares)

• Fidelity VIP Asset ManagerSM Portfolio

• Fidelity VIP Contrafund® Portfolio

• Fidelity VIP Equity-Income Portfolio

• Fidelity VIP Growth Portfolio

• Fidelity VIP Index 500 Portfolio

• Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)

• Franklin Rising Dividends Securities Fund

• Franklin Small Cap Value Securities Fund

• Franklin Strategic Income Securities Fund

• Franklin U.S. Government Fund

• Franklin Zero Coupon Fund 2010

• Mutual Discovery Securities Fund

• Mutual Shares Securities Fund

• Templeton Developing Markets Securities Fund

• ING Investors Trust (Institutional Class)

• ING JPMorgan Emerging Markets Equity Portfolio*

• ING VP Natural Resources Trust

• JPMorgan Insurance Trust (formerly JPMorgan Investment Trust)

• JPMorgan Insurance Trust Equity Index Portfolio 1 (formerly JPMorgan Investment Trust Equity Index Portfolio)

• JPMorgan Insurance Trust Diversified Equity Portfolio 1 (formerly JPMorgan Investment Trust Diversified Equity Portfolio)

• JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1 (formerly JPMorgan Investment Trust Mid Cap Growth Portfolio)

• JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (formerly JPMorgan Investment Trust Diversified Mid Cap Portfolio)

• JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1 (formerly JPMorgan Investment Trust Mid Cap Value Portfolio)

• J.P. Morgan Series Trust II

• JPMorgan International Equity Portfolio

• JPMorgan Mid Cap Value Portfolio

• JPMorgan Small Company Portfolio

• Janus Aspen Series (Institutional Shares)

• Janus Aspen Balanced Portfolio

• Janus Aspen Large Cap Growth Portfolio

• Janus Aspen Mid Cap Growth Portfolio

• Janus Aspen Worldwide Growth Portfolio

• Janus Aspen Series (Service Shares)

• Janus Aspen Mid Cap Value Portfolio

• Janus Aspen Small Company Value Portfolio

• Oppenheimer Variable Account Funds (Service Shares)

• Oppenheimer Capital Appreciation Fund/VA

• Oppenheimer Global Securities Fund/VA

• Oppenheimer High Income Fund/VA

• Oppenheimer Main Street Fund®/VA

• Oppenheimer Main Street Small Cap Fund®/VA

• Oppenheimer MidCap Fund/VA (formerly Oppenheimer Aggressive Growth Fund/VA)

• Oppenheimer Strategic Bond Fund/VA

*	Effective December 3, 2005, the ING VP Emerging Markets Fund, Inc. merged into the ING JPMorgan Emerging Markets Equity Portfolio.

The Contracts are not insured by the FDIC. They are obligations of the issuing insurance company and not a deposit of, or guaranteed by, any bank or savings institution and are subject to risks, including possible loss of principal.

This Prospectus contains important information about the Contracts that you should know before investing. You should read it before investing and keep it for reference. We have filed a Statement of Additional Information (“SAI”) with the Securities and Exchange Commission. The current SAI has the same date as this Prospectus and is incorporated by reference. You may obtain a free copy by writing us or calling (888) 477-9700. A table of contents for the SAI appears on page 89. You may also find this Prospectus and other required information about the Separate Account at the SEC’s web site at http://www.sec.gov.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The date of this Prospectus is May 1, 2006.

3

DEFINITIONS

The following terms as used in this Prospectus have the indicated meanings:

Accumulation Period—The period between the Date of Issue of a Contract and the Annuity Date.

Accumulation Unit—A unit of measurement used to determine the value of each Subaccount during the Accumulation Period.

Annuitant—The person during whose lifetime the annuity is to be paid.

Annuity Date—The date on which annuity payments are to commence.

Annuity Option—One of several forms in which annuity payments can be made.

Annuity Period—The period starting on the Annuity Date.

Annuity Unit—A unit of measurement used to determine the amount of Variable Annuity payments.

Beneficiary—The person designated to receive any benefits under a Contract upon your death or upon the Annuitant’s death prior to the Annuity Period.

Company (“we”, “us”, “our”, “KILICO”)—Kemper Investors Life Insurance Company. Our home office is at 1400 American Lane, Schaumburg, Illinois 60196. For Contract Services, please write us at 2500 Westfield Drive, Elgin, Illinois 60123-7836.

Contract—A Variable Annuity Contract offered by this Prospectus.

Contract Value—The sum of the values of your interest in the Subaccount(s) of the Separate Account and the General Account.

Contract Year—The period between anniversaries of the Date of Issue of a Contract.

Contract Quarter—The periods between quarterly anniversaries of the Date of Issue of a Contract.

Contribution Year—Each Contract Year in which a Purchase Payment is made and each later year measured from the start of the Contract Year when the Purchase Payment was made. For example, if you make an initial payment of $15,000 and then make a later payment of $10,000 during the fourth Contract Year, the fifth Contract Year will be the fifth Contribution Year for the purpose of Accumulation Units attributable to the initial payment and the second Contribution Year with respect to Accumulation Units attributable to the later $10,000 payment.

Date of Issue—The date on which the first Contract Year commences.

Debt—The principal of any outstanding loan from the General Account Contract Value, plus any accrued interest.

Fixed Account—The General Account of KILICO to which you may allocate all or a portion of Purchase Payments or Contract Value.

Fixed Annuity—An annuity under which we guarantee the amount of each annuity payment; it does not vary with the investment experience of a Subaccount.

Fund or Funds—The AIM Variable Insurance Funds, The Alger American Fund, American Century Variable Portfolios, Inc., Credit Suisse Trust, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Variable Investment Fund, DWS Variable Series I (formerly known as Scudder Variable Series I), DWS Variable Series II (formerly known as Scudder Variable Series II), Fidelity Variable Insurance Products Funds (which includes Variable Insurance Products Fund and Variable Insurance Products

4

Fund II), Franklin Templeton Variable Insurance Products Trust, ING Investors Trust, ING VP Natural Resources Trust, JPMorgan Insurance Trust (formerly JPMorgan Investment Trust), J.P. Morgan Series Trust II, Janus Aspen Series and Oppenheimer Variable Account Funds, including any Portfolios thereunder.

General Account—All our assets other than those allocated to any legally segregated separate account. We guarantee a minimum rate of interest on Purchase Payments allocated to the General Account under the Fixed Account Option.

General Account Contract Value—The value of your interest in the General Account.

Non-Qualified Contract—A Contract which does not receive favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.

Owner (“you”, “your”, “yours”)—The person designated in the Contract as having the privileges of ownership.

Portfolio—A series of a Fund with its own objective and policies, which represents shares of beneficial interest in a separate portfolio of securities and other assets. Portfolio is sometimes referred to as a Fund.

Purchase Payments—The dollar amount we receive in U.S. currency to buy the benefits this Contract provides.

Qualified Contract—A Contract issued in connection with a retirement plan which receives favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code.

Separate Account—The KILICO Variable Annuity Separate Account.

Separate Account Contract Value—The sum of your interests in the Subaccount(s).

Subaccounts—The subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Fund or Portfolio of a Fund.

Subaccount Value—The value of your interest in each Subaccount.

Unitholder—The person holding the voting rights with respect to an Accumulation or Annuity Unit.

Valuation Date—Each day when the New York Stock Exchange is open for trading, as well as each day otherwise required.

Valuation Period—The interval of time between two consecutive Valuation Dates.

Variable Annuity—An annuity with payments varying in amount in accordance with the investment experience of the Subaccount(s) in which you have an interest.

Withdrawal Charge—The “contingent deferred sales charge” assessed against certain withdrawals of Accumulation Units in their first six Contribution Years or against certain annuitizations of Accumulation Units in their first six Contribution Years.

Withdrawal Value—Contract Value minus Debt, any premium tax payable, and any Withdrawal Charge.

5

SUMMARY

The summary does not contain all information that may be important. Read the entire Prospectus and the Contract before deciding to invest.

The Contract provides for tax-deferred investments and annuity benefits. Both Qualified Contracts and Non-Qualified Contracts are described in this Prospectus.

The minimum initial Purchase Payment for a Non-Qualified Contract is $2,500 and the minimum subsequent Purchase Payment is $500. The minimum Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction are equal to or greater than $600, we accept a periodic payment for a Qualified Contract under $50. For a Non-Qualified Contract, a minimum of $100 in Contract Value must be allocated to an investment option before another investment option can be selected. For a Qualified Contract, as long as contribution amounts to a new investment option from a payroll or salary reduction plan are equal to or greater than $50 per month, you may select another such investment option. The maximum Purchase Payment for a Qualified Contract is the maximum permitted under the qualified plan’s terms. You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities (“IRAs”) by authorizing us to draw on your account via check or electronic debit (“Pre-Authorized Checking [PAC] Agreement”). (See “The Contracts,” page 64.)

We provide for variable accumulations and benefits by crediting Purchase Payments to one or more Subaccounts of the Separate Account selected by you. Each Subaccount invests in a corresponding Fund or Portfolio of one of the Funds. (See “The Funds,” page 58.) The Contract Values allocated to the Separate Account will vary with the investment performance of the Portfolios and Funds you select. Not all Subaccount options are available to all Contract Owners (See “7. Death Benefit,” page 69.)

We also provide for fixed accumulations and benefits in the Fixed Account Option of the General Account. Any portion of the Purchase Payment allocated to the Fixed Account Option is credited with interest daily at a rate periodically declared by us at our discretion, but not less than the minimum guaranteed rate. (See “Fixed Account Option,” page 64.)

The investment risk under the Contract is borne by you, except to the extent that Contract Values are allocated to the Fixed Account Option and are guaranteed to earn at least the minimum guaranteed rate.

Transfers between Subaccounts are permitted before and after the Annuity Date, if allowed by the qualified plan and subject to limitations. Restrictions apply to transfers out of the Fixed Account Option. (See “Transfers During the Accumulation Period” and “Transfers During the Annuity Period,” pages 67 and 77, respectively.)

No sales charge is deducted from any Purchase Payment. You may withdraw up to 10% of the Contract Value less Debt in any Contract Year without assessment of any charge. If you withdraw an amount in excess of 10% of the Contract Value less Debt in any Contract Year, the amount withdrawn in excess of 10% is subject to a contingent deferred sales charge (“Withdrawal Charge”). The Withdrawal Charge starts at 6% in the first Contribution Year and reduces by 1% each Contribution Year so that there is no charge in the seventh and later Contribution Years. (See “Withdrawal Charge,” page 74.) The Withdrawal Charge also applies at the annuitization of Accumulation Units in their sixth Contribution Year or earlier, except as set forth under “Withdrawal Charge.” However, the aggregate Withdrawal Charges assessed against a Contract will never exceed 7.25% of the aggregate Purchase Payments made under the Contract. Withdrawals will have tax consequences, which may include the amount of the withdrawal being subject to income tax and in some circumstances an additional 10% penalty tax. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. (See “Federal Tax Matters,” page 78.)

We charge for mortality and expense risk and administrative expenses, for records maintenance, and for any applicable premium taxes. (See “Asset-Based Charges Against the Separate Account,” page 73.) We also charge for optional death benefits (See “Guaranteed Minimum Death Benefit Rider,” page 70, and “Earnings Based Death Benefit Rider,” page 71), and optional asset allocation services. (See “Asset Allocation Service,” page 87.) The Funds will incur certain management fees and other expenses. (See “Summary of Expenses”, “Investment Management Fees and Other Expenses” and the Funds’ prospectuses.)

6

You may elect, where available, to enter into a separate investment advisory agreement with PMG Asset Management, Inc. (“PMG”). PMG provides asset allocation services under PMG’s Managed Investment Advisory Account (“MIAA”). MIAA allocates Contract Value among certain Subaccounts and the Fixed Account. (See “Asset Allocation Service.”) The MIAA and applicable fees are described more fully in a separate disclosure statement. MIAA is not available in all states or through all distributors.

The Contracts may be purchased in connection with retirement plans qualifying either under Section 401 or 403(b) of the Internal Revenue Code (the “Code”) or as individual retirement annuities including Roth IRAs. The Contracts are also available in connection with state and municipal deferred compensation plans and non-qualified deferred compensation plans. A Contract purchased as a Qualified Contract does not provide any additional tax deferred treatment of earnings beyond the treatment that is already provided by the qualified plan itself. (See “Taxation of Annuities in General,” page 79 and “Qualified Plans,” page 82.)

You have the right within the “free look” period (generally ten days, subject to state variation) after receiving the Contract to cancel the Contract by delivering or mailing it to us. If you decide to return your Contact for a refund during the “free look” period, please also include a letter of instruction. Upon receipt by us, the Contract will be cancelled and amounts refunded. The amount of the refund depends on the state where issued; however, generally the refund is at least the Contract Value. (See “The Contracts,” page 64.) In addition, a special “free look” period applies in some circumstances to Contracts issued as Individual Retirement Annuities or as Roth IRAs.

7

SUMMARY OF EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of Purchase Payments)	None
Maximum Withdrawal Charge(1) (as a percentage of amount surrendered):	6%

Contribution Year	Withdrawal Charge
First year	6.00%
Second year	5.00%
Third year	4.00%
Fourth year	3.00%
Fifth year	2.00%
Sixth year	1.00%
Seventh year and following	0.00%

Maximum Transfer Fee:	None

(1)	Each Contract Year, a Contract Owner may withdraw up to 10% of Contract Value less debt without incurring a Withdrawal Charge. In certain circumstances we may reduce or waive the Withdrawal Charge. (See “Withdrawal Charge.”)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Quarterly Records Maintenance Charge	$7.50	(2)

Separate Account Annual Expenses (as a percentage of average Separate Account Contract Value)
Mortality and Expense Risk Charge:	1.00%
Administration Charge:	0.30%

Total Separate Account Annual Expenses:	1.30%

Optional Benefits:
Guaranteed Minimum Death Benefit Charge	0.15%
Earnings Based Death Benefit Charge	0.20%

Total Separate Account Annual Expenses including Optional Benefit Charges	1.65%

Other Optional Benefit Expenses
MIAA Initial Set Up Fee	$30.00
MIAA Annual Expense (as a percentage of Contract Value)
Current	0.50%	(3)
Maximum	1.00%	(4)

Qualified Plan Loan Interest Rates(5)

Loans not subject to ERISA	—	5.50%
Loans subject to ERISA	—	Moody’s Corporate Bond Yield Average—Monthly Average Corporates (rounded to nearest 0.25%)

(2)	The records maintenance charge is reduced to $3.75 for Contracts with Contract Value between $25,000 and $50,000 on the date of assessment. There is no charge for Contracts with Contract

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Value of $50,000 or more. In certain circumstances we may reduce or waive the quarterly records maintenance charge. (See “Records Maintenance Charge.”)

(3)	Charged quarterly in arrears at the rate of .125% per calendar quarter of Contract Value subject to the MIAA Expense, using an average daily weighted balance methodology. MIAA charge is paid to PMG and is not retained by us. (See “Asset Allocation Service.”)

(4)	For new Contracts, the MIAA Expense charge may be increased up to a maximum of 1.00%.

(5)	Loans are only available under certain qualified plans. Interest rate depends on whether plan is subject to the Employee Retirement Income Security Act of 1974 (“ERISA”). The value securing the loan will earn interest at the loan interest rate reduced by not more than 2.5%. (See “Loans”.)

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum	—	Maximum
Total Annual Fund Operating Expenses(6) (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, prior to any fee waivers or expense reimbursements)	0.10%	—	2.79%

(6)	The expenses shown are for the year ended December 31, 2005, and do not reflect any fee waivers or expense reimbursements.

The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds’ expenses in order to keep the Funds’ expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2006. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements are 0.10% and 1.78%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund’s prospectus.

THE FUND’S INVESTMENT MANAGER OR ADVISER PROVIDED THE ABOVE EXPENSES FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the Guaranteed Minimum Death Benefit, the Earnings Based Death Benefit and the optional MIAA program with a 1.00% MIAA Expense. If these features were not elected or a less costly option were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds prior to any fee waivers or expense reimbursements. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)	If you surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$1,107	$2,054	$2,989	$5,532

(2)	a. If you annuitize your Contract at the end of the applicable time period under Annuity Option 2, 3, 4, or under Annuity Option 1 for a period of 5 years or more(7):

1 year	3 years	5 years	10 years
$571	$1,701	$2,815	$5,532

b. If you annuitize your Contract at the end of the applicable time period under Annuity Option 1 for a period of less then 5 years:(7)

1 year	3 years	5 years	10 years
$1,107	$2,054	$2,989	$5,532

(3)	If you do not surrender your Contract at the end of the applicable time period:

1 year	3 years	5 years	10 years
$571	$1,701	$2,815	$5,532

(7)	Withdrawal Charges do not apply if the Contract is annuitized under Annuity Option 2, 3, or 4, or under Annuity Option 1 for a period of five years or more.

The fee table and Example should not be considered a representation of past or future expenses and charges of the Subaccounts. Your actual expenses may be greater or less than those shown. The Example does not include the deduction of state premium taxes, which may be assessed before or upon annuitization or any taxes or penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the Example is not intended to be representative of past or future performance of any Subaccount.

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CONDENSED FINANCIAL INFORMATION

The following tables list the Condensed Financial Information (the Accumulation Unit values for Accumulation Units outstanding) for Contracts without optional benefits yielding the lowest Separate Account charges possible under the Contract (1.30%) and Contracts with optional benefits yielding the highest Separate Account charges possible under the Contract (2.05%) as of December 31, 2005. In the table(s) below, no number is shown when there were no Accumulation Units outstanding at the end of the period. A zero (0) is shown when there were fewer than 1,000 Accumulation Units outstanding at the end of the period. Should the Separate Account charges applicable to your Contract fall between the maximum and minimum charges, and you wish to see a copy of the Condensed Financial Information applicable to your Contract, such information can be obtained in the Statement of Additional Information free of charge.

No Additional Contract Options Elected

(Separate Account Charges of 1.30% of the Daily Net Assets of the Separate Account)

Tax Qualified

	Flexible Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000	1999†††	1998	1997	1996††
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period#	$13.185	$12.254	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.826	$13.185	$12.254	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period#	$12.645	$11.873	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.541	$12.645	$11.873	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period#	$17.735	$13.115	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$20.060	$17.735	$13.115	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period#	$14.352	$11.732	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$16.603	$14.352	$11.732	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Alger American Growth Subaccount
Accumulation unit value at beginning of period†††	$48.308	$46.250	$34.560	$52.093	$59.667	$71.618	$59.320	$—	$—	$—
Accumulation unit value at end of period	$53.587	$48.308	$46.250	$34.560	$52.093	$59.667	$71.618	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	—	—	—	—	—	—	—	—

11

	Flexible Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000	1999†††	1998	1997	1996††
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period††††	$32.380	$28.931	$19.771	$28.342	$28.107	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$35.210	$32.380	$28.931	$19.771	$28.342	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	1	1	—	—	—	—	—	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period†††	$37.441	$32.441	$23.018	$31.513	$45.157	$64.873	$45.520	$—	$—	$—
Accumulation unit value at end of period	$43.330	$37.441	$32.441	$23.018	$31.513	$45.157	$64.873	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	—	—	—	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period†††	$7.299	$6.525	$5.095	$6.382	$7.034	$7.834	$7.260	$—	$—	$—
Accumulation unit value at end of period	$7.562	$7.299	$6.525	$5.095	$6.382	$7.034	$7.834	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	—	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period†††	$9.657	$8.531	$6.682	$7.723	$6.914	$5.898	$6.700	$—	$—	$—
Accumulation unit value at end of period	$10.043	$9.657	$8.531	$6.682	$7.723	$6.914	$5.898	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	4	8	1	—	—	—	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period††††	$12.789	$10.339	$7.309	$8.350	$9.829	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$16.200	$12.789	$10.339	$7.309	$8.350	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	—	—	—	—	—	—	—	—
Dreyfus IP MidCap Stock Growth Subaccount
Accumulation unit value at beginning of period#	$14.294	$12.639	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$15.418	$14.294	$12.639	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period†††	$25.029	$23.801	$19.078	$27.119	$35.379	$39.967	$33.680	$—	$—	$—
Accumulation unit value at end of period	$25.677	$25.029	$23.801	$19.078	$27.119	$35.379	$39.967	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

12

	Flexible Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000	1999†††	1998	1997	1996††
Dreyfus VIF Small Company Stock Subaccount
Accumulation unit value at beginning of period#	$15.966	$13.646	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$15.931	$15.966	$13.646	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period†††	$8.547	$8.192	$7.876	$7.389	$7.057	$6.394	$6.570	$—	$—	$—
Accumulation unit value at end of period	$8.683	$8.547	$8.192	$7.876	$7.389	$7.057	$6.394	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	—	—	—	6	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period†††	$19.410	$18.155	$14.451	$20.611	$25.816	$28.914	$22.910	$—	$—	$—
Accumulation unit value at end of period	$20.940	$19.410	$18.155	$14.451	$20.611	$25.816	$28.914	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	13	—	—	—	—	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth & Income Subaccount)
Accumulation unit value at beginning of period###	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.162	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period†††	$12.648	$10.963	$8.667	$10.723	$15.665	$20.207	$14.280	$—	$—	$—
Accumulation unit value at end of period	$14.548	$12.648	$10.963	$8.667	$10.723	$15.665	$20.207	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	2	3	2	3	—	—	—	—	—
DWS Large Cap Value Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period††	$2.206	$2.025	$1.542	$1.832	$1.817	$1.580	$1.777	$1.505	$1.166	$—
Accumulation unit value at end of period	$2.227	$2.206	$2.025	$1.542	$1.832	$1.817	$1.580	$1.777	$1.505	$1.166
Number of accumulation units outstanding at end of period (000’s omitted)	20	22	22	22	28	22	57	94	59	8
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period††	$1.510	$1.459	$1.402	$1.311	$1.252	$1.151	$1.187	$1.111	$1.029	$—
Accumulation unit value at end of period	$1.529	$1.510	$1.459	$1.402	$1.311	$1.252	$1.151	$1.187	$1.111	$1.029
Number of accumulation units outstanding at end of period (000’s omitted)	69	69	69	26	11	24	24	19	13	—

13

	Flexible Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000		1999†††	1998	1997	1996††
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.370	$2.307	$2.279	$2.130	$2.002		$1.823	$1.828	$1.725	$1.599	$1.575
Accumulation unit value at end of period	$2.407	$2.370	$2.307	$2.279	$2.130		$2.002	$1.823	$1.828	$1.725	$1.599
Number of accumulation units outstanding at end of period (000’s omitted)	4	42	59	112	177		166	145	146	149	165
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period	$8.023	$7.208	$5.842	$5.918	$5.825		$6.442	$6.369	$6.341	$5.738	$5.082
Accumulation unit value at end of period	$8.252	$8.023	$7.208	$5.842	$5.918		$5.825	$6.442	$6.369	$6.341	$5.738
Number of accumulation units outstanding at end of period (000’s omitted)	73	90	96	93	105		3	1	—	—	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period**	$2.057	$1.757	$1.367	$1.595	$2.132		$2.708	$1.877	$1.723	$1.590	$1.379
Accumulation unit value at end of period	$2.332	$2.057	$1.757	$1.367	$1.595		$2.132	$2.708	$1.877	$1.723	$1.590
Number of accumulation units outstanding at end of period (000’s omitted)	9	11	18	22	50		84	170	212	376	429
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period	$2.792	$2.795	$2.802	$2.792	$2.718		$2.588	$2.493	$2.394	$2.297	$2.208
Accumulation unit value at end of period	$2.842	$2.792	$2.795	$2.802	$2.792		$2.718	$2.588	$2.493	$2.394	$2.297
Number of accumulation units outstanding at end of period (000’s omitted)	85	101	158	219	196		3,168	333	309	633	770
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$2.077	$1.890	$1.436	$2.180	$3.092		$3.498	$2.625	$2.240	$1.686	$1.330
Accumulation unit value at end of period	$2.202	$2.077	$1.890	$1.436	$2.180		$3.092	$3.498	$2.625	$2.240	$1.686
Number of accumulation units outstanding at end of period (000’s omitted)	12	40	55	52	71		90	127	166	195	132
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)
Accumulation unit value at beginning of period††††	$0.868	$0.861	$0.593	$0.929	$1.376	$		$—	$—	$—	$—
Accumulation unit value at end of period	$0.892	$0.868	$0.861	$0.593	$0.929		$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—		—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period	$7.830	$7.406	$6.342	$7.552	$8.122		$8.425	$7.411	$6.501	$5.473	$4.735
Accumulation unit value at end of period	$8.086	$7.830	$7.406	$6.342	$7.552		$8.122	$8.425	$7.411	$6.501	$5.473
Number of accumulation units outstanding at end of period (000’s omitted)	312	372	416	432	545		586	656	772	864	990
DWS Dreman Small Cap Value VIP Subaccount (formerly SVS Dreman Small Cap Value Subaccount)
Accumulation unit value at beginning of period††	$2.016	$1.616	$1.149	$1.309	$1.124		$1.091	$1.072	$1.220	$1.012	$—
Accumulation unit value at end of period	$2.201	$2.016	$1.616	$1.149	$1.309		$1.124	$1.091	$1.072	$1.220	$1.012
Number of accumulation units outstanding at end of period (000’s omitted)	55	58	45	22	60		4	6	4	3	—

14

	Flexible Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000	1999†††	1998	1997	1996††
Fidelity VIP Asset ManagerSM Subaccount
Accumulation unit value at beginning of period††	$25.060	$23.999	$20.546	$22.736	$23.944	$25.172	$22.885	$20.090	$16.818	$—
Accumulation unit value at end of period	$25.817	$25.060	$23.999	$20.546	$22.736	$23.944	$25.172	$22.885	$20.090	$16.818
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	1	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period††	$33.562	$29.355	$23.079	$25.714	$29.597	$32.012	$26.021	$20.220	$16.450	$—
Accumulation unit value at end of period	$38.859	$33.562	$29.355	$23.079	$25.714	$29.597	$32.012	$26.021	$20.220	$16.450
Number of accumulation units outstanding at end of period (000’s omitted)	4	3	3	4	4	6	5	1	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period††	$36.490	$33.046	$25.609	$31.143	$33.096	$30.830	$29.285	$26.497	$20.891	$—
Accumulation unit value at end of period	$38.249	$36.490	$33.046	$25.609	$31.143	$33.096	$30.830	$29.285	$26.497	$20.891
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	—	1	1	1	1	2	2	1
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period††	$47.586	$46.493	$35.347	$51.078	$62.649	$71.079	$52.235	$37.821	$30.933	$—
Accumulation unit value at end of period	$49.849	$47.586	$46.493	$35.347	$51.078	$62.649	$71.079	$52.235	$37.821	$30.933
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	3	3	5	5	4	3	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period††	$147.718	$134.882	$106.090	$137.814	$158.365	$176.352	$147.801	$116.327	$88.539	$—
Accumulation unit value at end of period	$153.315	$147.718	$134.882	$106.090	$137.814	$158.365	$176.352	$147.801	$116.327	$88.539
Number of accumulation units outstanding at end of period (000’s omitted)	1	2	1	1	2	1	2	1	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period#	$13.411	$12.204	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.734	$13.411	$12.204	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	—	—	—	—	—	—	—	—	—

15

	Flexible Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000	1999†††	1998	1997	1996††
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period#	$16.232	$13.249	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$17.481	$16.232	$13.249	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period#	$11.873	$10.922	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$11.927	$11.873	$10.922	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period#	$10.265	$10.020	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$10.408	$10.265	$10.020	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period#	$10.343	$10.001	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$10.376	$10.343	$10.001	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	—	—	—	—	—	—	—	—
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period#	$14.544	$12.428	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$16.699	$14.544	$12.428	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	1	—	—	—	—	—	—	—	—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period#	$13.406	$12.022	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$14.675	$13.406	$12.022	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period#	$17.925	$14.517	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$22.615	$17.925	$14.517	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period###	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$14.659	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

16

	Flexible Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000	1999†††	1998	1997	1996††
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period†	$11.641	$9.661	$6.628	$7.384	$8.326	$14.118	$6.255	$8.799	$10.048	$9.445
Accumulation unit value at end of period	N/A	$11.641	$9.661	$6.628	$7.384	$8.326	$14.118	$6.255	$8.799	$10.048
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	2	1	1	1	1	1	1	6	1
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period†	$18.489	$16.576	$12.826	$13.232	$15.898	$13.565	$12.008	$15.089	$14.211	$11.315
Accumulation unit value at end of period	$26.152	$18.489	$16.576	$12.826	$13.232	$15.898	$13.565	$12.008	$15.089	$14.211
Number of accumulation units outstanding at end of period (000’s omitted)	1	—	—	—	—	—	—	—	7	7
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period##	$11.150	$10.261	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$11.532	$11.150	$—	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period##	$10.823	$10.071	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$10.966	$10.823	$—	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period##	$11.268	$10.419	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$12.395	$11.268	$—	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period##	$11.472	$10.113	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.301	$11.472	$—	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period##	$11.581	$10.294	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$12.585	$11.581	$—	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	—	—	—	—	—	—	—	—

17

	Flexible Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000	1999†††	1998	1997	1996††
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period#	$15.583	$13.297	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$17.079	$15.583	$13.297	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	—	—	—	—	—	—	—	—
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period#	$14.799	$12.347	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$16.003	$14.799	$12.347	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	0	—	—	—	—	—	—	—	—
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period†††	$17.863	$14.187	$10.538	$13.584	$14.925	$16.998	$11.930	$—	$—	$—
Accumulation unit value at end of period	$18.290	$17.863	$14.187	$10.538	$13.584	$14.925	$16.998	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	1	—	—	4	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period†	$31.181	$29.019	$25.699	$27.744	$29.394	$30.378	$24.205	$18.205	$15.059	$13.092
Accumulation unit value at end of period	$33.328	$31.181	$29.019	$25.699	$27.744	$29.394	$30.378	$24.205	$18.205	$15.059
Number of accumulation units outstanding at end of period (000’s omitted)	7	9	9	10	11	11	11	6	4	3
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period†	$23.082	$22.305	$17.102	$23.504	$31.542	$37.283	$26.152	$19.471	$16.021	$13.662
Accumulation unit value at end of period	$23.833	$23.082	$22.305	$17.102	$23.504	$31.542	$37.283	$26.152	$19.471	$16.021
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	5	6	12	16	12	7	11	9
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period†	$27.976	$23.401	$17.494	$24.518	$40.901	$60.590	$27.149	$20.423	$18.309	$17.132
Accumulation unit value at end of period	$31.108	$27.976	$23.401	$17.494	$24.518	$40.901	$60.590	$27.149	$20.423	$18.309
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	3	6	4	—	—	1
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period†	$29.621	$28.553	$23.259	$31.533	$41.064	$49.181	$30.205	$23.663	$19.565	$15.315
Accumulation unit value at end of period	$31.049	$29.621	$28.553	$23.259	$31.533	$41.064	$49.181	$30.205	$23.663	$19.565
Number of accumulation units outstanding at end of period (000’s omitted)	4	6	8	9	11	12	11	8	9	3
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period#	$15.647	$13.416	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$17.043	$15.647	$13.416	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

18

	Flexible Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000	1999†††	1998	1997	1996††
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period#	$15.747	$13.469	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$16.126	$15.747	$13.469	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	—	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period#	$13.034	$12.348	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.533	$13.034	$12.348	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period#	$16.695	$14.185	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$18.855	$16.695	$14.185	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	2	—	—	—	—	—	—	—	—
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period#	$11.947	$11.098	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$12.066	$11.947	$11.098	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period#	$13.109	$12.131	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.725	$13.109	$12.131	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period#	$16.226	$13.751	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$17.627	$16.226	$13.751	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	—	—	—	—	—	—	—	—
Oppenheimer MidCap Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period#	$14.236	$12.039	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$15.785	$14.236	$12.039	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period#	$11.640	$10.843	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$11.811	$11.640	$10.843	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Scudder Growth Subaccount
Accumulation unit value at beginning of period	$5.457	$5.242	$4.245	$6.074	$7.901	$9.858	$7.261	$6.371	$5.303	$4.404
Accumulation unit value at end of period	N/A	$5.457	$5.242	$4.245	$6.074	$7.901	$9.858	$7.261	$6.371	$5.303
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	53	77	91	119	128	153	178	227	260
SVS Focus Value+Growth Subaccount
Accumulation unit value at beginning of period††	$1.664	$1.510	$1.149	$1.566	$1.847	$1.941	$1.683	$1.414	$1.138	$—
Accumulation unit value at end of period	N/A	$1.664	$1.510	$1.149	$1.566	$1.847	$1.941	$1.683	$1.414	$1.138
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	6	6	6	6	65	33	60	24	12

19

	Periodic Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000	1999†††	1998	1997	1996††
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period#	$13.120	$12.230	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.717	$13.120	$12.230	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	18	22	17	—	—	—	—	—	—	—
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period#	$12.583	$11.850	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.434	$12.583	$11.850	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	138	124	46	—	—	—	—	—	—	—
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period#	$17.699	$13.089	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$19.902	$17.699	$13.089	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	433	417	64	—	—	—	—	—	—	—
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period#	$14.281	$11.709	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$16.472	$14.281	$11.709	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	135	21	7	—	—	—	—	—	—	—
Alger American Growth Subaccount
Accumulation unit value at beginning of period†††	$47.502	$45.614	$34.186	$51.682	$59.374	$70.571	$59.320	$—	$—	$—
Accumulation unit value at end of period	$52.538	$47.502	$45.614	$34.186	$51.682	$59.374	$70.571	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	336	387	426	382	371	296	130	—	—	—
Alger American Mid Cap Growth Subaccount
Accumulation unit value at beginning of period††††	$31.999	$28.676	$19.654	$28.259	$28.106	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$34.693	$31.999	$28.676	$19.654	$28.259	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	509	582	578	281	129	—	—	—	—	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period†††	$36.816	$31.994	$22.769	$31.264	$44.935	$62.523	$45.520	$—	$—	$—
Accumulation unit value at end of period	$42.481	$36.816	$31.994	$22.769	$31.264	$44.935	$62.523	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	133	129	140	104	103	94	30	—	—	—

20

	Periodic Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000	1999†††	1998	1997	1996††
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period†††	$7.178	$6.435	$5.040	$6.332	$6.990	$7.932	$7.260	$—	$—	$—
Accumulation unit value at end of period	$7.414	$7.178	$6.435	$5.040	$6.332	$6.990	$7.932	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1,549	2,962	3,131	2,229	729	601	303	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period†††	$9.496	$8.414	$6.609	$7.662	$6.880	$5.899	$6.700	$—	$—	$—
Accumulation unit value at end of period	$9.847	$9.496	$8.414	$6.609	$7.662	$6.880	$5.899	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2,756	3,140	3,025	2,824	2,560	385	85	—	—	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period††††	$12.638	$10.248	$7.266	$8.326	$9.829	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$15.962	$12.638	$10.248	$7.266	$8.326	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	125	98	75	49	18	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period#	$14.224	$12.614	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$15.296	$14.224	$12.614	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	116	103	238	—	—	—	—	—	—	—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period†††	$24.611	$23.474	$18.872	$26.905	$35.205	$40.084	$33.680	$—	$—	$—
Accumulation unit value at end of period	$25.174	$24.611	$23.474	$18.872	$26.905	$35.205	$40.084	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	123	139	167	165	158	128	57	—	—	—
Dreyfus VIF Small Company Stock Subaccount
Accumulation unit value at beginning of period#	$15.888	$13.619	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$15.806	$15.888	$13.619	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	39	42	13	—	—	—	—	—	—	—
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period†††	$8.405	$8.080	$7.790	$7.331	$7.023	$6.485	$6.570	$—	$—	$—
Accumulation unit value at end of period	$8.513	$8.405	$8.080	$7.790	$7.331	$7.023	$6.435	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	496	581	671	1,619	1,410	102	22	—	—	—

21

	Periodic Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000	1999†††	1998	1997	1996††
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period†††	$19.087	$17.905	$14.295	$20.449	$25.689	$28.882	$22.910	$—	$—	$—
Accumulation unit value at end of period	$20.530	$19.087	$17.905	$14.295	$20.449	$25.689	$28.882	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	4,309	68	78	70	74	65	14	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth & Income Subaccount)
Accumulation unit value at beginning of period###	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.140	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	661	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period†††	$12.437	$10.812	$8.573	$10.639	$15.588	$20.167	$14.280	$—	$—	$—
Accumulation unit value at end of period	$14.263	$12.437	$10.812	$8.573	$10.639	$15.588	$20.167	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	348	381	389	1,565	807	252	104	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period††	$2.150	$1.979	$1.512	$1.801	$1.792	$1.563	$1.763	$1.498	$1.164	$—
Accumulation unit value at end of period	$2.164	$2.150	$1.979	$1.512	$1.801	$1.792	$1.563	$1.763	$1.498	$1.164
Number of accumulation units outstanding at end of period (000’s omitted)	13,097	15,096	15,539	16,207	17,339	15,878	21,269	23,159	18,995	4,864
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period††	$1.472	$1.426	$1.374	$1.289	$1.235	$1.139	$1.178	$1.105	$1.027	$—
Accumulation unit value at end of period	$1.486	$1.472	$1.426	$1.374	$1.289	$1.235	$1.139	$1.178	$1.105	$1.027
Number of accumulation units outstanding at end of period (000’s omitted)	3,855	4,482	5,362	5,339	4,528	2,488	2,396	2,529	694	326
DWS Government & Agencies Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.266	$2.212	$2.192	$2.055	$1.937	$1.769	$1.779	$1.684	$1.566	$1.547
Accumulation unit value at end of period	$2.294	$2.266	$2.212	$2.192	$2.055	$1.937	$1.769	$1.779	$1.684	$1.566
Number of accumulation units outstanding at end of period (000’s omitted)	9,652	12,133	15,656	20,634	16,356	12,564	15,187	16,997	15,434	18,485

22

	Periodic Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000	1999†††	1998	1997	1996††
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period	$7.500	$6.758	$5.494	$5.582	$5.510	$6.112	$6.061	$6.052	$5.493	$4.879
Accumulation unit value at end of period	$7.692	$7.500	$6.758	$5.494	$5.582	$5.510	$6.112	$6.061	$6.052	$5.493
Number of accumulation units outstanding at end of period (000’s omitted)	6,306	7,757	8,944	9,725	11,376	12,547	15,887	20,199	22,729	24,077
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period**	$1.979	$1.695	$1.323	$1.549	$2.076	$2.645	$1.839	$1.693	$1.567	$1.363
Accumulation unit value at end of period	$2.237	$1.979	$1.695	$1.323	$1.549	$2.076	$2.645	$1.839	$1.693	$1.567
Number of accumulation units outstanding at end of period (000’s omitted)	14,634	18,847	18,355	20,304	23,213	26,820	32,639	45,058	55,729	62,425
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period	$2.610	$2.620	$2.635	$2.633	$2.571	$2.455	$2.372	$2.285	$2.199	$2.120
Accumulation unit value at end of period	$2.649	$2.610	$2.620	$2.635	$2.633	$2.571	$2.455	$2.372	$2.285	$2.199
Number of accumulation units outstanding at end of period (000’s omitted)	8,947	8,296	9,655	14,534	17,960	16,586	20,014	14,508	11,579	10,827
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$2.013	$1.836	$1.399	$2.131	$3.032	$3.440	$2.589	$2.216	$1.673	$1.323
Accumulation unit value at end of period	$2.127	$2.013	$1.836	$1.399	$2.131	$3.032	$3.440	$2.589	$2.216	$1.673
Number of accumulation units outstanding at end of period (000’s omitted)	18,157	22,823	27,064	28,479	32,678	35,343	31,772	38,394	33,789	25,931
DW Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)
Accumulation unit value at beginning of period††††	$0.858	$0.853	$0.589	$0.926	$1.376	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$0.879	$0.858	0.853	$0.589	$0.926	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	4,266	6,511	5,704	2,390	1,466	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period	$7.320	$6.944	$5.964	$7.122	$7.683	$7.993	$7.052	$6.205	$5.239	$4.546
Accumulation unit value at end of period	$7.537	$7.320	$6.944	$5.964	$7.122	$7.683	$7.993	$7.052	$6.205	$5.239
Number of accumulation units outstanding at end of period (000’s omitted)	25,272	30,500	34,628	38,635	46,322	51,400	60,736	72,971	82,149	89,982

23

	Periodic Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000	1999†††	1998	1997	1996††
DWS Dreman Small Cap Value Subaccount (formerly SVS Dreman Small Cap Value Subaccount)
Accumulation unit value at beginning of period††	$1.965	$1.579	$1.126	$1.287	$1.108	$1.079	$1.063	$1.214	$1.010	$—
Accumulation unit value at end of period	$2.138	$1.965	$1.579	$1.126	$1.287	$1.108	$1.079	$1.063	$1.214	$1.010
Number of accumulation units outstanding at end of period (000’s omitted)	18,932	20,321	18,263	19,615	14,365	9,542	11,756	12,832	10,593	3,784
Fidelity VIP Asset ManagerSM Subaccount
Accumulation unit value at beginning of period††	$24.424	$23.459	$20.143	$22.357	$23.615	$24.899	$22.705	$19.991	$16.784	$—
Accumulation unit value at end of period	$25.087	$24.424	$23.459	$20.143	$22.357	$23.615	$24.899	$22.705	$19.991	$16.784
Number of accumulation units outstanding at end of period (000’s omitted)	337	434	378	260	278	277	284	210	134	55
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period††	$32.710	$28.695	$22.627	$25.285	$29.190	$31.666	$25.816	$20.120	$16.418	$—
Accumulation unit value at end of period	$37.760	$32.710	$28.695	$22.627	$25.285	$29.190	$31.666	$25.816	$20.120	$16.418
Number of accumulation units outstanding at end of period (000’s omitted)	2,424	2,357	2,172	2,123	2,208	2,324	2,175	1,701	1,109	488
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period††	$35.563	$32.302	$25.107	$30.623	$32.641	$30.497	$29.054	$26.366	$20.849	$—
Accumulation unit value at end of period	$37.167	$35.563	$32.302	$25.107	$30.623	$32.641	$30.497	$29.054	$26.366	$20.849
Number of accumulation units outstanding at end of period (000’s omitted)	1,212	1,500	1,617	1,447	1,357	1,122	1,258	1,245	777	263
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period††	$46.373	$45.443	$34.651	$50.221	$61.783	$70.305	$51.818	$37.631	$30.872	$—
Accumulation unit value at end of period	$48.434	$46.373	$45.443	$34.651	$50.221	$61.783	$70.305	$51.818	$37.631	$30.872
Number of accumulation units outstanding at end of period (000’s omitted)	875	1,106	1,247	1,355	1,446	1,322	1,132	576	275	116
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period††	$143.967	$131.848	$104.012	$135.516	$156.190	$174.446	$146.637	$115.754	$88.364	$—
Accumulation unit value at end of period	$148.980	$143.967	$131.848	$104.012	$135.516	$156.190	$174.446	$146.637	$115.754	$88.364
Number of accumulation units outstanding at end of period (000’s omitted)	640	757	757	826	944	858	833	638	295	53
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period#	$13.345	$12.179	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.626	$13.345	$12.179	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	618	567	182	—	—	—	—	—	—	—

24

	Periodic Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000	1999†††	1998	1997	1996††
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period#	$16.152	$13.223	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$17.344	$16.152	$13.223	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	215	144	23	—	—	—	—	—	—	—
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period#	$11.814	$10.901	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$11.833	$11.814	$10.901	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	334	185	65	—	—	—	—	—	—	—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period#	$10.214	$10.000	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$10.326	$10.214	$10.000	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	135	951	860	—	—	—	—	—	—	—
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period#	$10.291	$9.981	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$10.294	$10.291	$9.981	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	201	803	775	—	—	—	—	—	—	—
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period	$14.472	$12.404	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$16.568	$14.472	$12.404	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	814	392	86	—	—	—	—	—	—	—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period#	$13.340	$11.998	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$14.559	$13.340	$11.998	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	230	147	50	—	—	—	—	—	—	—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period#	$17.836	$14.488	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$22.437	$17.836	$14.488	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	272	168	65	—	—	—	—	—	—	—

25

	Periodic Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000	1999†††	1998	1997	1996††
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period###	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$14.655	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	598	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period†	$11.324	$9.425	$6.486	$7.247	$8.196	$13.939	$6.194	$8.739	$10.009	$9.436
Accumulation unit value at end of period	N/A	$11.324	$9.425	$6.486	$7.247	$8.196	$13.939	$6.194	$8.739	$10.009
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	603	672	699	597	781	742	587	598	443
ING VP Natural Resources Subaccount
Accumulation unit value at beginning of period†	$17.967	$16.156	$12.538	$12.973	$15.634	$13.379	$11.879	$14.971	$14.154	$11.305
Accumulation unit value at end of period	$25.339	$17.967	$16.156	$12.538	$12.973	$15.634	$13.379	$11.879	$14.971	$14.154
Number of accumulation units outstanding at end of period (000’s omitted)	436	244	198	216	229	316	290	302	347	243
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period##	$11.116	$10.250	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$11.462	$11.116	$—	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	2	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period##	$10.790	$10.060	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$10.900	$10.790	$—	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	109	991	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period##	$11.234	$10.407	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$12.320	$11.234	$—	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	32	3	—	—	—	—	—	—	—	—

26

	Periodic Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000	1999†††	1998	1997	1996††
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period##	$11.437	$10.102	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.221	$11.437	$—	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	211	1	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period##	$11.545	$10.283	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$12.509	$11.545	$—	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	109	371	—	—	—	—	—	—	—	—
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period#	$15.506	$13.270	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$16.945	$15.506	$13.270	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	463	1,494	1,068	—	—	—	—	—	—	—
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period#	$14.726	$12.323	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$15.877	$14.726	$12.323	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	659	612	64	—	—	—	—	—	—	—
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period†††	$17.565	$13.992	$10.423	$13.477	$14.852	$16.965	$11.930	$—	$—	$—
Accumulation unit value at end of period	$17.932	$17.565	$13.992	$10.423	$13.477	$14.852	$16.965	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	478	495	485	553	573	98	13	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period†	$30.332	$28.313	$25.148	$27.230	$28.936	$29.993	$23.969	$18.081	$15.001	$13.081
Accumulation unit value at end of period	$32.325	$30.332	$28.313	$25.148	$27.230	$28.936	$29.993	$23.969	$18.081	$15.001
Number of accumulation units outstanding at end of period (000’s omitted)	3,025	3,566	4,340	4,969	5,232	5,232	4,206	1,855	661	360

27

	Periodic Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000	1999†††	1998	1997	1996††
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period†	$22.453	$21.762	$16.735	$23.068	$31.050	$36.810	$25.897	$19.338	$15.960	$13.650
Accumulation unit value at end of period	$23.116	$22.453	$21.762	$16.735	$23.068	$31.050	$36.810	$25.897	$19.338	$15.960
Number of accumulation units outstanding at end of period (000’s omitted)	1,960	2,502	3,375	3,591	4,179	4,472	3,541	1,931	1,357	976
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period†	$27.213	$22.831	$17.119	$24.064	$40.263	$59.822	$26.884	$20.284	$18.238	$17.117
Accumulation unit value at end of period	$30.171	$27.213	$22.831	$17.119	$24.064	$40.263	$59.822	$26.884	$20.284	$18.238
Number of accumulation units outstanding at end of period (000’s omitted)	1,858	2,191	2,527	3,066	3,103	3,287	2,360	985	893	937
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period†	$28.814	$27.859	$22.760	$30.949	$40.424	$48.558	$29.911	$23.502	$19.490	$15.302
Accumulation unit value at end of period	$30.114	$28.814	$27.859	$22.760	$30.949	$40.424	$48.558	$29.911	$23.502	$19.490
Number of accumulation units outstanding at end of period (000’s omitted)	2,739	3,514	4,444	5,338	6,176	6,796	6,003	4,883	3,418	1,413
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period#	$15.570	$13.390	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$16.908	$15.570	$13.390	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	161	114	24	—	—	—	—	—	—	—
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period#	$15.669	$13.443	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$15.999	$15.669	$13.443	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	50	66	43	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period#	$12.969	$12.323	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.426	$12.969	$12.323	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	250	231	84	—	—	—	—	—	—	—
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period#	$16.613	$14.157	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$18.706	$16.613	$14.157	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1,341	1,148	373	—	—	—	—	—	—	—

28

	Periodic Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000	1999†††	1998	1997	1996††
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period#	$11.888	$11.076	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$11.971	$11.888	$11.076	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	135	124	46	—	—	—	—	—	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period#	$13.045	$12.107	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.617	$13.045	$12.107	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	196	145	73	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period#	$16.146	$13.724	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$17.488	$16.146	$13.724	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	320	381	178	—	—	—	—	—	—	—
Oppenheimer MidCap Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period#	$14.165	$12.015	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$15.660	$14.165	$12.015	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	51	53	17	—	—	—	—	—	—	—
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period#	$11.583	$10.821	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$11.718	$11.583	$10.821	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	320	622	51	—	—	—	—	—	—	—
Scudder Growth Subaccount
Accumulation unit value at beginning of period	$5.127	$4.940	$4.012	$5.758	$7.512	$9.401	$6.945	$6.112	$5.102	$4.250
Accumulation unit value at end of period	N/A	$5.127	$4.940	$4.012	$5.758	$7.512	$9.401	$6.945	$6.112	$5.102
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	19,432	22,665	25,792	31,006	35,646	40,027	50,548	54,987	58,672
SVS Focus Value+Growth Subaccount
Accumulation unit value at beginning of period††	$1.622	$1.476	$1.127	$1.540	$1.822	$1.920	$1.669	$1.407	$1.136	$—
Accumulation unit value at end of period	N/A	$1.622	$1.476	$1.127	$1.540	$1.822	$1.920	$1.669	$1.407	$1.136
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	5,082	5,390	5,711	6,394	6,304	6,861	7,994	4,889	986

29

No Additional Contract Options Elected

(Separate Account Charges of 1.30% of the Daily Net Assets of the Separate Account)

Non-Tax Qualified

	Flexible Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000	1999†††	1998	1997	1996††
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period#	$13.185	$12.254	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.826	$13.185	$12.254	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	—	—	—	—	—	—	—	—
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period#	$12.645	$11.873	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.541	$12.645	$11.873	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	7	7	6	—	—	—	—	—	—	—
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period#	$17.735	$13.115	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$20.060	$17.735	$13.115	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	7	11	6	—	—	—	—	—	—	—
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period#	$14.352	$11.732	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$16.603	$14.352	$11.732	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	—	—	—	—	—	—	—	—	—
Alger American Growth Subaccount
Accumulation unit value at beginning of period†††	$48.308	$46.250	$34.560	$52.093	$59.667	$70.710	$59.320	$—	$—	$—
Accumulation unit value at end of period	$53.587	$48.308	$46.250	$34.560	$52.093	$59.667	$70.710	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	6	6	6	1	1	2	1	—	—	—
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period††††	$32.380	$28.931	$19.771	$28.342	$28.107	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$35.210	$32.380	$28.931	$19.771	$28.342	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	5	10	1	1	—	—	—	—	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period†††	$37.441	$32.441	$23.018	$31.513	$45.157	$64.873	$45.520	$—	$—	$—
Accumulation unit value at end of period	$43.330	$37.441	$32.441	$23.018	$31.513	$45.157	$64.873	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	1	1	1	1	1	—	—	—	—

30

	Flexible Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000	1999†††	1998	1997	1996††
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period†††	$7.299	$6.525	$5.095	$6.382	$7.034	$7.947	$7.260	$—	$—	$—
Accumulation unit value at end of period	$7.562	$7.299	$6.525	$5.095	$6.382	$7.034	$7.947	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	4	8	2	2	13	13	14	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period†††	$9.657	$8.531	$6.682	$7.723	$6.914	$5.911	$6.700	$—	$—	$—
Accumulation unit value at end of period	$10.043	$9.657	$8.531	$6.682	$7.723	$6.914	$5.911	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	12	22	23	26	19	1	1	—	—	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period††††	$12.789	$10.339	$7.309	$8.350	$9.829	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$16.200	$12.789	$10.339	$7.309	$8.350	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	9	3	2	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period#	$14.294	$12.639	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$15.418	$14.294	$12.639	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	—	—	—	—	—	—	—	—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period†††	$25.029	$23.801	$19.078	$27.119	$35.379	$40.163	$33.680	$—	$—	$—
Accumulation unit value at end of period	$25.677	$25.029	$23.801	$19.078	$27.119	$35.379	$40.163	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	—	1	1	1	––	—	—	—
Dreyfus VIF Small Company Stock Subaccount
Accumulation unit value at beginning of period#	$15.966	$13.646	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$15.931	$15.966	$13.646	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	1	—	—	—	—	—	—	—
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period†††	$8.547	$8.192	$7.876	$7.389	$7.057	$6.394	$6.570	$—	$—	$—
Accumulation unit value at end of period	$8.683	$8.547	$8.192	$7.876	$7.389	$7.057	$6.394	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	3	3	2	4	6	****	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period†††	$19.410	$18.155	$14.451	$20.611	$25.816	$28.914	$22.910	$—	$—	$—
Accumulation unit value at end of period	$20.940	$19.410	$18.155	$14.451	$20.611	$25.816	$28.914	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	84	4	5	4	6	5	****	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth & Income Subaccount)
Accumulation unit value at beginning of period###	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.162	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	2	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

31

	Flexible Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000	1999†††	1998	1997	1996††
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period†††	$12.648	$10.963	$8.667	$10.723	$15.665	$20.207	$14.280	$—	$—	$—
Accumulation unit value at end of period	$14.548	$12.648	$10.963	$8.667	$10.723	$15.665	$20.207	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	4	2	5	1	1	1	****	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period††	$2.206	$2.025	$1.542	$1.832	$1.817	$1.580	$1.777	$1.505	$1.166	$—
Accumulation unit value at end of period	$2.227	$2.206	$2.025	$1.542	$1.832	$1.817	$1.580	$1.777	$1.505	$1.166
Number of accumulation units outstanding at end of period (000’s omitted)	108	91	44	49	99	87	110	80	95	238
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period††	$1.510	$1.459	$1.402	$1.311	$1.252	$1.151	$1.187	$1.111	$1.029	$—
Accumulation unit value at end of period	$1.529	$1.510	$1.459	$1.402	$1.311	$1.252	$1.151	$1.187	$1.111	$1.029
Number of accumulation units outstanding at end of period (000’s omitted)	6	95	138	365	421	177	227	750	303	68
DWS Government & Agency Securities Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.370	$2.307	$2.279	$2.130	$2.002	$1.823	$1.828	$1.725	$1.599	$1.575
Accumulation unit value at end of period	$2.407	$2.370	$2.307	$2.279	$2.130	$2.002	$1.823	$1.828	$1.725	$1.599
Number of accumulation units outstanding at end of period (000’s omitted)	222	352	445	784	885	728	779	1,073	908
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period	$7.681	$6.901	$5.593	$5.666	$5.577	$6.168	$6.098	$6.071	$5.494	$4.865
Accumulation unit value at end of period	$7.901	$7.681	$6.901	$5.593	$5.666	$5.577	$6.168	$6.098	$6.071	$5.494
Number of accumulation units outstanding at end of period (000’s omitted)	324	445	514	566	615	789	1,138	1,480	2,096	2,440
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period**	$2.057	$1.757	$1.367	$1.595	$2.132	$2.708	$1.877	$1.723	$1.590	$1.379
Accumulation unit value at end of period	$2.332	$2.057	$1.757	$1.367	$1.595	$2.132	$2.708	$1.877	$1.723	$1.590
Number of accumulation units outstanding at end of period (000’s omitted)	164	229	238	236	286	418	457	744	1,006	1,190
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period	$2.792	$2.795	$2.802	$2.792	$2.718	$2.588	$2.493	$2.394	$2.297	$2.208
Accumulation unit value at end of period	$2.842	$2.792	$2.795	$2.802	$2.792	$2.718	$2.588	$2.493	$2.394	$2.297
Number of accumulation units outstanding at end of period (000’s omitted)	884	1,143	1,401	2,306	2,590	2,958	3,501	3,812	4,338	4,762

32

	Flexible Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000	1999†††	1998	1997	1996††
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$2.077	$1.890	$1.436	$2.180	$3.092	$3.498	$2.625	$2.240	$1.686	$1.330
Accumulation unit value at end of period	$2.202	$2.077	$1.890	$1.436	$2.180	$3.092	$3.498	$2.625	$2.240	$1.686
Number of accumulation units outstanding at end of period (000’s omitted)	143	247	273	274	349	416	396	494	657	711
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)
Accumulation unit value at beginning of period††††	$0.868	$0.861	$0.593	$0.929	$1.376	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$0.892	$0.868	$0.861	$0.593	$0.929	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	42	42	80	3	—	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period	$7.250	$6.857	$5.872	$6.992	$7.520	$7.800	$6.862	$6.019	$5.068	$4.384
Accumulation unit value at end of period	$7.487	$7.250	$6.857	$5.872	$6.992	$7.520	$7.800	$6.862	$6.019	$5.068
Number of accumulation units outstanding at end of period (000’s omitted)	950	1,182	1,348	1,604	1,961	2,366	2,817	3,348	4,277	4,838
DWS Dreman Small Cap Value Subaccount (formerly SVS Dreman Small Cap Value Subaccount)
Accumulation unit value at beginning of period††	$2.016	$1.616	$1.149	$1.309	$1.124	$1.091	$1.072	$1.220	$1.012	$—
Accumulation unit value at end of period	$2.201	$2.016	$1.616	$1.149	$1.309	$1.124	$1.091	$1.072	$1.220	$1.012
Number of accumulation units outstanding at end of period (000’s omitted)	334	462	257	187	207	40	66	94	58	7
Fidelity VIP Asset ManagerSM Subaccount
Accumulation unit value at beginning of period††	$25.060	$23.999	$20.546	$22.736	$23.944	$25.172	$22.885	$20.090	$16.818	$—
Accumulation unit value at end of period	$25.817	$25.060	$23.999	$20.546	$22.736	$23.944	$25.172	$22.885	$20.090	$16.818
Number of accumulation units outstanding at end of period (000’s omitted)	5	7	6	2	3	8	9	6	6	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period††	$33.562	$29.355	$23.079	$25.714	$29.597	$32.012	$26.021	$20.220	$16.450	$—
Accumulation unit value at end of period	$38.859	$33.562	$29.355	$23.079	$25.714	$29.597	$32.012	$26.021	$20.220	$16.450
Number of accumulation units outstanding at end of period (000’s omitted)	19	16	11	10	10	1	12	5	3	2
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period††	$36.490	$33.046	$25.609	$31.143	$33.096	$30.830	$29.285	$26.497	$20.891	$—
Accumulation unit value at end of period	$38.249	$36.490	$33.046	$25.609	$31.143	$33.096	$30.830	$29.285	$26.497	$20.891
Number of accumulation units outstanding at end of period (000’s omitted)	5	7	7	6	5	4	8	8	5	1

33

	Flexible Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000	1999†††	1998	1997	1996††
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period††	$47.586	$46.493	$35.347	$51.078	$62.649	$71.079	$52.235	$37.821	$30.933	$—
Accumulation unit value at end of period	$49.849	$47.586	$46.493	$35.347	$51.078	$62.649	$71.079	$52.235	$37.821	$30.933
Number of accumulation units outstanding at end of period (000’s omitted)	3	5	7	9	12	19	17	2	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period††	$147.718	$134.882	$106.090	$137.814	$158.365	$176.352	$147.801	$116.327	$88.539	$—
Accumulation unit value at end of period	$153.315	$147.718	$134.882	$106.090	$137.814	$158.365	$176.352	$147.801	$116.327	$88.539
Number of accumulation units outstanding at end of period (000’s omitted)	4	5	7	7	11	12	14	11	13	1
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period#	$13.411	$12.204	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.734	$13.411	$12.204	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	6	5	1	—	—	—	—	—	—	—
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period#	$16.232	$13.249	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$17.481	$16.232	$13.249	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	7	4	2	—	—	—	—	—	—	—
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period#	$11.873	$10.922	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$11.927	$11.873	$10.922	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	2	—	—	—	—	—	—	—	—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period#	$10.265	$10.020	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$10.408	$10.265	$10.020	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	0	1	—	—	—	—	—	—	—

34

	Flexible Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000	1999†††	1998	1997	1996††
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period#	$10.343	$10.001	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$10.376	$10.343	$10.001	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	—	—	—	—	—	—	—	—	—
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period#	$14.544	$12.428	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$16.699	$14.544	$12.428	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	14	7	—	—	—	—	—	—	—	—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period#	$13.406	$12.022	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$14.675	$13.406	$12.022	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	7	1	—	—	—	—	—	—	—	—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period#	$17.925	$14.517	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$22.615	$17.925	$14.517	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	11	6	—	—	—	—	—	—	—	—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period###	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$14.659	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	8	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period†	$11.641	$9.661	$6.628	$7.384	$8.326	$14.118	$6.255	$8.799	$10.048	$9.445
Accumulation unit value at end of period	N/A	$11.641	$9.661	$6.628	$7.384	$8.326	$14.118	$6.255	$8.799	$10.048
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	7	6	5	1	3	3	2	2	2
ING VP Natural Resources Subaccount
Accumulation unit value at beginning of period†	$18.489	$16.576	$12.826	$13.232	$15.898	$13.565	$12.008	$15.089	$14.211	$11.315
Accumulation unit value at end of period	$26.152	$18.489	$16.576	$12.826	$13.232	$15.898	$13.565	$12.008	$15.089	$14.211
Number of accumulation units outstanding at end of period (000’s omitted)	12	1	12	1	1	3	4	4	2	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period##	$11.150	$10.261	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$11.532	$11.150	$—	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—

35

	Flexible Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000	1999†††	1998	1997	1996††
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period##	$10.823	$10.071	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$10.966	$10.823	$—	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period##	$11.268	$10.419	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$12.395	$11.268	$—	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period##	$11.472	$10.113	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.301	$11.472	$—	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	4	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period##	$11.581	$10.294	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$12.585	$11.581	$—	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period#	$15.583	$13.297	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$17.079	$15.583	$13.297	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	4	3	—	—	—	—	—	—	—
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period#	$14.799	$12.347	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$16.003	$14.799	$12.347	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	8	5	3	—	—	—	—	—	—	—
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period†††	$17.863	$14.187	$10.538	$13.584	$14.925	$16.998	$11.930	$—	$—	$—
Accumulation unit value at end of period	$18.290	$17.863	$14.187	$10.538	$13.584	$14.925	$16.998	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	3	3	3	3	1	—	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period†	$31.181	$29.019	$25.699	$27.744	$29.394	$30.378	$24.205	$18.205	$15.059	$13.092
Accumulation unit value at end of period	$33.328	$31.181	$29.019	$25.699	$27.744	$29.394	$30.378	$24.205	$18.205	$15.059
Number of accumulation units outstanding at end of period (000’s omitted)	17	21	32	41	38	42	52	24	13	10

36

	Flexible Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000	1999†††	1998	1997	1996††
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period†	$23.082	$22.305	$17.102	$23.504	$31.542	$37.283	$26.152	$19.471	$16.021	$13.662
Accumulation unit value at end of period	$23.833	$23.082	$22.305	$17.102	$23.504	$31.542	$37.283	$26.152	$19.471	$16.021
Number of accumulation units outstanding at end of period (000’s omitted)	6	12	23	30	40	54	46	16	7	22
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period†	$27.976	$23.401	$17.494	$24.518	$40.901	$60.590	$27.149	$20.423	$18.309	$17.132
Accumulation unit value at end of period	$31.108	$27.976	$23.401	$17.494	$24.518	$40.901	$60.590	$27.149	$20.423	$18.309
Number of accumulation units outstanding at end of period (000’s omitted)	7	11	12	14	20	23	17	2	6	2
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period†	$29.621	$28.554	$23.259	$31.533	$41.064	$49.181	$30.205	$23.633	$19.565	$15.315
Accumulation unit value at end of period	$31.049	$29.621	$28.554	$23.259	$31.533	$41.064	$49.181	$30.205	$23.663	$19.565
Number of accumulation units outstanding at end of period (000’s omitted)	5	12	14	20	31	34	36	24	17	33
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period#	$15.647	$12.347	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$17.043	$15.647	$12.347	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	3	—	—	—	—	—	—	—	—
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period#	$15.747	$13.469	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$16.126	$15.747	$13.469	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	1	—	—	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period#	$13.034	$12.348	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.533	$13.034	$12.348	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	2	—	—	—	—	—	—	—	—
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period#	$16.695	$14.185	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$18.855	$16.695	$14.185	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	5	5	1	—	—	—	—	—	—	—
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period#	$11.947	$11.098	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$12.066	$11.947	$11.098	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	1	—	—	—	—	—	—	—

37

	Flexible Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000	1999†††	1998	1997	1996††
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period#	$13.109	$12.131	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.725	$13.109	$12.131	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period#	$16.226	$13.751	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$17.627	$16.226	$13.751	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	—	—	—	—	—	—	—	—
Oppenheimer MidCap Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period#	$14.236	$12.039	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$15.785	$14.236	$12.039	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—	—	—	—	—	—
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period#	$11.640	$10.843	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$11.811	$11.640	$10.843	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	—	—	—	—	—	—	—
Scudder Growth Subaccount
Accumulation unit value at beginning of period	$5.438	$5.224	$4.231	$6.053	$7.873	$9.824	$7.236	$6.350	$5.285	$4.389
Accumulation unit value at end of period	N/A	$5.438	$5.224	$4.231	$6.053	$7.873	$9.824	$7.236	$6.350	$5.285
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	374	433	498	630	762	823	1,063	1,162	1,396
SVS Focus Value+Growth Subaccount
Accumulation unit value at beginning of period††	$1.664	$1.510	$1.149	$1.566	$1.847	$1.941	$1.683	$1.414	$1.138	$—
Accumulation unit value at end of period	N/A	$1.664	$1.510	$1.149	$1.566	$1.847	$1.941	$1.683	$1.414	$1.138
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	11	11	11	11	41	33	173	119	33

	Periodic Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000	1999†††	1998	1997	1996††
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period#	$13.120	$12.230	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.717	$13.120	$12.230	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	15	20	12	—	—	—	—	—	—	—
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period#	$12.583	$11.850	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.434	$12.583	$11.850	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	10	15	13	—	—	—	—	—	—	—
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period#	$17.676	$13.089	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$19.902	$17.676	$13.089	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	21	22	9	—	—	—	—	—	—	—
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period#	$14.281	$11.709	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$16.472	$14.281	$11.709	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	25	12	6	—	—	—	—	—	—	—

38

	Periodic Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000	1999†††	1998	1997	1996††
Alger American Growth Subaccount
Accumulation unit value at beginning of period†††	$47.502	$45.614	$34.186	$51.682	$59.374	$70.571	$59.320	$—	$—	$—
Accumulation unit value at end of period	$52.538	$47.502	$45.614	$34.186	$51.682	$59.374	$70.571	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	25	37	49	38	45	46	23	—	—	—
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period††††	$31.999	$28.676	$19.654	$28.259	$28.106	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$34.693	$31.999	$28.676	$19.654	$28.259	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	39	122	51	18	20	—	—	—	—	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period†††	$36.816	$31.994	$22.769	$31.264	$44.935	$62.523	$45.520	$—	$—	$—
Accumulation unit value at end of period	$42.481	$36.816	$31.994	$22.769	$31.264	$44.935	$62.523	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	11	13	18	8	8	11	5	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period†††	$7.178	$6.435	$5.040	$6.332	$6.990	$7.932	$7.260	$—	$—	$—
Accumulation unit value at end of period	$7.414	$7.178	$6.435	$5.040	$6.332	$6.990	$7.932	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	197	218	222	56	68	83	27	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period†††	$9.496	$8.414	$6.609	$7.662	$6.880	$5.899	$6.700	$—	$—	$—
Accumulation unit value at end of period	$9.847	$9.496	$8.414	$6.609	$7.662	$6.880	$5.899	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	169	209	187	274	246	4	13	—	—	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at Beginning of period††††	$12.638	$10.248	$7.266	$8.326	$9.829	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$15.962	$12.638	$10.248	$7.266	$8.326	$—	$—	$—	$—	$—
Number of accumulation Units outstanding at end of Period (000’s omitted)	4	5	4	3	—	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period#	$14.224	$12.614	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$15.296	$14.224	$12.614	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	17	14	4	9	12	13	8	—	—	—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period†††	$24.611	$23.474	$18.872	$26.905	$35.205	$40.084	$33.680	$—	$—	$—
Accumulation unit value at end of period	$25.174	$24.611	$23.474	$18.872	$26.905	$35.205	$40.084	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	6	6	7	9	12	13	8	—	—	—
Dreyfus VIF Small Company Stock Subaccount
Accumulation unit value at beginning of period#	$15.888	$13.619	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$15.806	$15.888	$13.619	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	3	5	4	9	12	13	8	—	—	—
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period†††	$8.405	$8.080	$7.790	$7.331	$7.023	$6.435	$6.570	$—	$—	$—
Accumulation unit value at end of period	$8.513	$8.405	$8.080	$7.790	$7.331	$7.023	$6.435	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	56	46	66	50	64	29	1	—	—	—

39

	Periodic Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000	1999†††	1998	1997	1996††
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period†††	$19.087	$17.905	$14.295	$20.449	$25.689	$28.882	$22.910	$—	$—	$—
Accumulation unit value at end of period	$20.530	$19.087	$17.905	$14.295	$20.449	$25.689	$28.882	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	494	10	11	10	9	11	4	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth & Income Subaccount)
Accumulation unit value at beginning of period###	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.140	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	65	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period†††	$12.437	$10.812	$8.573	$10.639	$15.588	$20.167	$14.280	$—	$—	$—
Accumulation unit value at end of period	$14.263	$12.437	$10.812	$8.573	$10.639	$15.588	$20.167	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	33	37	34	76	47	37	34	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period††	$2.150	$1.979	$1.512	$1.801	$1.792	$1.563	$1.763	$1.498	$1.164	$—
Accumulation unit value at end of period	$2.164	$2.150	$1.979	$1.512	$1.801	$1.792	$1.563	$1.763	$1.498	$1.164
Number of accumulation units outstanding at end of period (000’s omitted)	1,143	1,570	1,817	2,137	2,682	2,658	3,541	3,847	9,619	1,625
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period††	$1.472	$1.426	$1.374	$1.289	$1.235	$1.139	$1.178	$1.105	$1.027	$—
Accumulation unit value at end of period	$1.486	$1.472	$1.426	$1.374	$1.289	$1.235	$1.139	$1.178	$1.105	$1.027
Number of accumulation units outstanding at end of period (000’s omitted)	699	1,117	1,426	1,441	1,531	276	968	1,033	338	50
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.266	$2.212	$2.192	$2.055	$1.937	$1.769	$1.779	$1.684	$1.566	$1.547
Accumulation unit value at end of period	$2.294	$2.266	$2.212	$2.192	$2.055	$1.937	$1.769	$1.779	$1.684	$1.566
Number of accumulation units outstanding at end of period (000’s omitted)	2,320	3,323	4,449	5,601	6,621	6,582	7,529	10,270	11,033	13,804
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period	$7.306	$6.584	$5.352	$5.438	$5.368	$5.954	$5.904	$5.896	$5.351	$4.753
Accumulation unit value at end of period	$7.493	$7.306	$6.584	$5.352	$5.438	$5.368	$5.954	$5.904	$5.896	$5.351
Number of accumulation units outstanding at end of period (000’s omitted)	1,702	2,167	2,681	3,511	4,583	5,398	4,245	6,036	8,934	10,028

40

	Periodic Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000	1999†††	1998	1997	1996††
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period**	$1.979	$1.695	$1.323	$1.549	$2.076	$2.645	$1.839	$1.693	$1.567	$1.363
Accumulation unit value at end of period	$2.237	$1.979	$1.695	$1.323	$1.549	$2.076	$2.645	$1.839	$1.693	$1.567
Number of accumulation units outstanding at end of period (000’s omitted)	1,692	1,864	2,073	2,568	3,058	3,946	5,066	7,278	9,543	12,177
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period	$2.610	$2.620	$2.635	$2.633	$2.571	$2.455	$2.372	$2.285	$2.199	$2.120
Accumulation unit value at end of period	$2.649	$2.610	$2.620	$2.635	$2.633	$2.571	$2.455	$2.372	$2.285	$2.199
Number of accumulation units outstanding at end of period (000’s omitted)	1,675	1,564	2,885	3,816	4,753	4,678	13,610	11,095	4,637	3,948
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$2.013	$1.836	$1.399	$2.131	$3.032	$3.440	$2.589	$2.216	$1.673	$1.323
Accumulation unit value at end of period	$2.127	$2.013	$1.836	$1.399	$2.131	$3.032	$3.440	$2.589	$2.216	$1.673
Number of accumulation units outstanding at end of period (000’s omitted)	992	1,424	1,767	2,169	2,985	4,126	3,242	4,843	4,509	4,091
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)
Accumulation unit value at beginning of period††††	$0.858	$0.853	$0.589	$0.926	$1.376	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$0.879	$0.858	$0.853	$0.589	$0.926	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	113	252	672	215	58	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period	$6.820	$6.470	$5.557	$6.636	$7.159	$7.447	$6.571	$5.781	$4.882	$4.236
Accumulation unit value at end of period	$7.022	$6.820	$6.470	$5.557	$6.636	$7.159	$7.447	$6.571	$5.781	$4.882
Number of accumulation units outstanding at end of period (000’s omitted)	3,208	3,983	4,490	5,344	6,562	7,621	9,110	11,360	13,699	17,433
DWS Dreman Small Cap Value VIP Subaccount (formerly SVS Dreman Small Cap Value Subaccount)
Accumulation unit value at beginning of period††	$1.965	$1.579	$1.126	$1.287	$1.108	$1.079	$1.063	$1.214	$1.010	$—
Accumulation unit value at end of period	$2.138	$1.965	$1.579	$1.126	$1.287	$1.108	$1.079	$1.063	$1.214	$1.010
Number of accumulation units outstanding at end of period (000’s omitted)	1,008	1,327	1,413	4,282	3,910	1,206	1,319	1,756	1,519	840
Fidelity VIP Asset ManagerSM Subaccount
Accumulation unit value at beginning of period††	$24.424	$23.459	$20.143	$22.357	$23.615	$24.899	$22.705	$19.991	$16.784	$—
Accumulation unit value at end of period	$25.087	$24.424	$23.459	$20.143	$22.357	$23.615	$24.899	$22.705	$19.991	$16.784
Number of accumulation units outstanding at end of period (000’s omitted)	35	42	38	28	42	46	44	40	56	5

41

	Periodic Payment Contracts
Subaccount	2005	2004	2003		2002	2001	2000	1999†††	1998	1997	1996††
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period††	$32.710	$28.695	$22.627		$25.285	$29.190	$31.666	$25.816	$20.120	$16.418	$—
Accumulation unit value at end of period	$37.760	$32.710	$28.695		$22.627	$25.285	$29.190	$31.666	$25.816	$20.120	$16.418
Number of accumulation units outstanding at end of period (000’s omitted)	208	220	227		202	240	284	284	211	125	47
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period††	$35.563	$32.302	$25.107		$30.623	$32.641	$30.497	$29.054	$26.366	$20.849	$—
Accumulation unit value at end of period	$37.167	$35.563	$32.302		$25.107	$30.623	$32.641	$30.497	$29.054	$26.366	$20.849
Number of accumulation units outstanding at end of period (000’s omitted)	157	176	189		172	209	198	216	223	120	36
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period††	$46.373	$45.443	$34.651		$50.221	$61.783	$70.305	$51.818	$37.631	$30.872	$—
Accumulation unit value at end of period	$48.434	$46.373	$45.443		$34.651	$50.221	$61.783	$70.305	$51.818	$37.631	$30.872
Number of accumulation units outstanding at end of period (000’s omitted)	51	70	84		88	119	149	145	73	39	16
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period††	$143.967	$131.848	$104.012		$135.516	$156.190	$174.446	$146.637	$115.754	$88.364	$—
Accumulation unit value at end of period	$148.980	$143.967	$131.848		$104.012	$135.516	$156.190	$174.446	$146.637	$115.754	$88.364
Number of accumulation units outstanding at end of period (000’s omitted)	84	84	84		93	126	125	127	99	46	10
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period#	$13.345	$12.179	$10.000		$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.626	$13.345	$12.179		$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	51	49	11		—	—	—	—	—	—	—
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period#	$16.152	$13.223	$10.000		$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$17.344	$16.152	$13.223		$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	26	12		***	—	—	—	—	—	—	—

42

	Periodic Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000	1999†††	1998	1997	1996††
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period#	$11.814	$10.901	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$11.833	$11.814	$10.901	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	62	46	28	—	—	—	—	—	—	—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period#	$10.214	$10.000	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$10.326	$10.214	$10.000	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	13	9	14	—	—	—	—	—	—	—
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period#	$10.291	$9.981	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$10.294	$10.291	$9.981	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	26	15	15	—	—	—	—	—	—	—
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period#	$14.472	$12.404	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$16.568	$14.472	$12.404	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	74	36	10	—	—	—	—	—	—	—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period#	$13.340	$11.998	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$14.559	$13.340	$11.998	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	22	11	19	—	—	—	—	—	—	—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period#	$17.836	$14.488	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$22.437	$17.836	$14.488	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	36	15	5	—	—	—	—	—	—	—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period###	$10.000	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$14.655	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	71	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period†	$11.324	$9.425	$6.486	$7.247	$8.196	$13.939	$6.194	$8.739	$10.009	$9.436
Accumulation unit value at end of period	N/A	$11.324	$9.425	$6.486	$7.247	$8.196	$13.939	$6.194	$8.739	$10.009
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	69	93	101	114	155	154	108	130	80

43

	Periodic Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000	1999†††	1998	1997	1996††
ING VP Natural Resources Subaccount
Accumulation unit value at beginning of period†	$17.967	$16.156	$12.538	$12.973	$15.634	$13.379	$11.879	$14.971	$14.154	$11.305
Accumulation unit value at end of period	$25.339	$17.967	$16.156	$12.538	$12.973	$15.634	$13.379	$11.879	$14.971	$14.154
Number of accumulation units outstanding at end of period (000’s omitted)	54	23	18	24	28	35	33	40	48	100
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period##	$11.116	$10.250	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$11.462	$11.116	$—	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount )
Accumulation unit value at beginning of period##	$10.790	$10.060	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$10.900	$10.790	$—	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	2	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period##	$11.234	$10.407	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$12.320	$11.234	$—	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period##	$11.437	$10.102	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.221	$11.437	$—	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	45	—	—	—	—	—	—	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period##	$11.545	$10.283	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$12.509	$11.545	$—	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	4	2	—	—	—	—	—	—	—	—
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period#	$15.506	$13.270	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$16.945	$15.506	$13.270	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	20	19	9	—	—	—	—	—	—	—

44

	Periodic Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000	1999†††	1998	1997	1996††
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period#	$14.726	$12.323	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$15.877	$14.726	$12.323	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	88	65	23	—	—	—	—	—	—	—
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period†††	$17.565	$13.992	$10.423	$13.477	$14.852	$16.965	$11.930	$—	$—	$—
Accumulation unit value at end of period	$17.932	$17.565	$13.992	$10.423	$13.477	$14.852	$16.965	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	30	36	28	30	29	13	4	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period†	$30.332	$28.313	$25.148	$27.230	$28.936	$29.993	$23.969	$18.081	$15.001	$13.081
Accumulation unit value at end of period	$32.325	$30.332	$28.313	$25.148	$27.230	$28.936	$29.993	$23.969	$18.081	$15.001
Number of accumulation units outstanding at end of period (000’s omitted)	263	317	383	488	617	621	535	334	105	42
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period†	$22.453	$21.762	$16.735	$23.068	$31.050	$36.810	$25.897	$19.338	$15.960	$13.650
Accumulation unit value at end of period	$23.116	$22.453	$21.762	$16.735	$23.068	$31.050	$36.810	$25.897	$19.338	$15.960
Number of accumulation units outstanding at end of period (000’s omitted)	187	243	306	366	543	677	591	243	157	99
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period†	$27.213	$22.831	$17.119	$24.064	$40.263	$59.822	$26.884	$20.284	$18.238	$17.117
Accumulation unit value at end of period	$30.171	$27.213	$22.831	$17.119	$24.064	$40.263	$59.822	$26.884	$20.284	$18.238
Number of accumulation units outstanding at end of period (000’s omitted)	106	130	154	207	255	334	267	105	85	115
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period†	$28.814	$27.859	$22.760	$30.949	$40.424	$48.558	$29.911	$23.502	$19.490	$15.302
Accumulation unit value at end of period	$30.114	$28.814	$27.859	$22.760	$30.949	$40.424	$48.558	$29.911	$23.502	$19.490
Number of accumulation units outstanding at end of period (000’s omitted)	169	245	349	473	610	749	726	630	445	186
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period#	$15.570	$13.390	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$16.908	$15.570	$13.390	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	34	25	2	—	—	—	—	—	—	—
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period#	$15.669	$13.443	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$15.999	$15.669	$13.443	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	2	19	19	—	—	—	—	—	—	—

45

	Periodic Payment Contracts
Subaccount	2005	2004	2003	2002	2001	2000	1999†††	1998	1997	1996††
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period#	$12.969	$12.323	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.426	$12.969	$12.323	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	23	35	12	—	—	—	—	—	—	—
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period#	$16.613	$14.157	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$18.706	$16.613	$14.157	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	161	149	84	—	—	—	—	—	—	—
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period#	$11.888	$11.076	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$11.971	$11.888	$11.076	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	9	16	5	—	—	—	—	—	—	—
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period#	$13.045	$12.107	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$13.617	$13.045	$12.107	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	25	27	7	—	—	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period#	$16.146	$13.724	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$17.488	$16.146	$13.724	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	17	19	10	—	—	—	—	—	—	—
Oppenheimer MidCap Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period#	$14.165	$12.015	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$15.660	$14.165	$12.015	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	8	10	—	—	—	—	—	—	—	—
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period#	$11.583	$10.821	$10.000	$—	$—	$—	$—	$—	$—	$—
Accumulation unit value at end of period	$11.718	$11.583	$10.821	$—	$—	$—	$—	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	45	26	19	—	—	—	—	—	—	—
Scudder Growth Subaccount
Accumulation unit value at beginning of period	$5.120	$4.933	$4.007	$5.750	$7.501	$9.387	$6.935	$6.103	$5.095	$4.244
Accumulation unit value at end of period	N/A	$5.120	$4.933	$4.007	$5.750	$7.501	$9.387	$6.935	$6.103	$5.095
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	2,234	2,575	3,297	4,232	5,596	6,263	9,612	11,574	14,340
SVS Focus Value+Growth Subaccount
Accumulation unit value at beginning of period††	$1.622	$1.476	$1.127	$1.540	$1.822	$1.920	$1.669	$1.407	$1.136	$—
Accumulation unit value at end of period	N/A	$1.622	$1.476	$1.127	$1.540	$1.822	$1.920	$1.669	$1.407	$1.136
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	600	775	1,045	1,453	1,563	1,727	2,094	824	454

*	The DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount) commenced operations on November 6, 1989.

**	The DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount) commenced operations on January 6, 1992.

***	The DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount) commenced operations on May 2, 1994.

†	The Janus Aspen Large Cap Growth, Janus Aspen Mid Cap Growth, Janus Aspen Worldwide Growth, and Janus Aspen Balanced Subaccounts and the ING VP Natural Resources Trust and the ING VP Emerging Markets Subaccounts were available under the Contracts on September 15, 1995.

46

††	The DWS Core Fixed Income VIP (formerly Scudder Fixed Income), DWS Large Cap Value VIP (formerly Scudder Large Cap Value), DWS Dreman Small Cap Value VIP (formerly SVS Dreman Small Cap Value), SVS Focus Value+Growth, Fidelity VIP Equity-Income, Fidelity VIP Growth, Fidelity VIP Asset Manager, Fidelity VIP Index 500 and Fidelity VIP Contrafund® Subaccounts were available under the Contracts on May 1, 1996.

†††	The DWS Bond VIP Portfolio, (formerly Scudder Bond), DWS Capital Growth VIP, (formerly Scudder Capital Growth), DWS International VIP (formerly Scudder International), Dreyfus Socially Responsible Growth Fund, JPMorgan Small Company, Alger American Growth, Alger American Small Capitalization, American Century VP Income & Growth and American Century VP Value Subaccounts were available under the Contracts on May 3, 1999.

††††	DWS Technology VIP (formerly Scudder Technology Growth), Alger American MidCap Growth and Credit Suisse Trust-Emerging Markets Subaccounts were available under the Contracts on January 8, 2001.

#	AIM V.I Financial Services, AIM V. I. Global Health Care (formerly AIM V.I. Health Sciences), AIM V.I. Real Estate, AIM V.I. Utilities, Dreyfus IP MidCap Stock, Dreyfus VIF Small Company Stock, Franklin Rising Dividends Securities, Franklin Small Cap Value Securities, Franklin Strategic Income Securities, Franklin U.S. Government, Franklin Zero Coupon 2010, Mutual Discovery Securities, Mutual Shares Securities, Templeton Developing Markets Securities, JPMorgan International Equity, JPMorgan Mid Cap Value, Janus Aspen Mid Cap Value, Janus Aspen Small Company Value, Oppenheimer Capital Appreciation, Oppenheimer Global Securities, Oppenheimer High Income, Oppenheimer Main Street, Oppenheimer Main Street Small Cap Oppenheimer MidCap (formerly Oppenheimer Aggressive Growth) and Oppenheimer Strategic Bond were available under the Contracts on May 1, 2003.

##	JPMorgan Insurance Trust Equity Index Portfolio 1 (formerly JPMorgan Investment Trust Equity Index Portfolio), JPMorgan Insurance Trust Diversified Equity Portfolio 1 (formerly JPMorgan Investment Trust Diversified Equity Portfolio), JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1 (formerly JPMorgan Investment Trust Mid Cap Growth Portfolio 1), JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1, (formerly JPMorgan Investment Trust Diversified Mid Cap Portfolio) and JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1 (formerly JPMorgan Investment Trust Mid Cap Value Portfolio) were available under the Contracts on May 3, 2004.

###	ING JPMorgan Emerging Markets Equity Subaccount was available under the Contracts on December 5, 2005 and DWS Growth & Income VIP Subaccount was available under the Contracts on May 2, 2005.

The financial statements and reports of independent accountants for the KILICO Variable Annuity Separate Account are also contained in the Statement of Additional Information.

Additional Contract Options Elected (Total 0.75%)

(Separate Account Charges of 2.05% of the Daily Net Assets of the Separate Account)

Tax Qualified

Subaccount	2005	2004	2003	2002	2001*
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period**	$12.959	$12.169	$10.000	$—	$—
Accumulation unit value at end of period	$13.449	$12.959	$12.169	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period**	$12.429	$11.792	$10.000	$—	$—
Accumulation unit value at end of period	$13.172	$12.429	$11.792	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period**	$17.431	$13.025	$10.000	$—	$—
Accumulation unit value at end of period	$19.514	$17.431	$13.025	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—

47

Subaccount	2005	2004	2003	2002	2001*
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period**	$14.106	$11.652	$10.000	$—	$—
Accumulation unit value at end of period	$16.151	$14.106	$11.652	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Alger American Growth Subaccount
Accumulation unit value at beginning of period*	$46.373	$44.861	$33.870	$51.584	$45.571
Accumulation unit value at end of period	$50.913	$46.373	$44.861	$33.870	$51.584
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*	$31.238	$28.202	$19.473	$28.205	$23.808
Accumulation unit value at end of period	$33.620	$31.238	$28.202	$19.473	$28.205
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*	$35.941	$31.466	$22.558	$31.205	$26.644
Accumulation unit value at end of period	$41.167	$35.941	$31.466	$22.558	$31.205
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.007	$6.329	$4.993	$6.320	$5.752
Accumulation unit value at end of period	$7.185	$7.007	$6.329	$4.993	$6.320
Number of accumulation units outstanding at end of period (000’s omitted)	—	**	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.271	$8.275	$6.548	$7.648	$6.715
Accumulation unit value at end of period	$9.542	$9.271	$8.275	$6.548	$7.648
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at Beginning of period*	$12.338	$10.079	$7.199	$8.307	$6.933
Accumulation unit value at end of period	$15.468	$12.338	$10.079	$7.199	$8.307
Number of accumulation Units outstanding at end of Period (000’s omitted)	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$14.050	$12.552	$10.000	$—	$—
Accumulation unit value at end of period	$14.998	$14.050	$12.552	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.026	$23.086	$18.697	$26.854	$24.517
Accumulation unit value at end of period	$24.396	$24.026	$23.086	$18.697	$26.854
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount
Accumulation unit value at beginning of period**	$15.693	$13.552	$10.000	$—	$—
Accumulation unit value at end of period	$15.498	$15.693	$13.552	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.205	$7.946	$7.719	$7.317	$7.386
Accumulation unit value at end of period	$8.250	$8.205	$7.946	$7.719	$7.317
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$18.633	$17.609	$14.162	$20.410	$17.767
Accumulation unit value at end of period	$19.895	$18.633	$17.609	$14.162	$20.410
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth & Income Subaccount)
Accumulation unit value at beginning of period ####	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.084	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$12.141	$10.633	$8.494	$10.618	$10.566
Accumulation unit value at end of period	$13.822	$12.141	$10.633	$8.494	$10.618
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.099	$1.946	$1.498	$1.798	$1.665
Accumulation unit value at end of period	$2.098	$2.099	$1.946	$1.498	$1.798
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.437	$1.403	$1.362	$1.287	$1.299
Accumulation unit value at end of period	$1.440	$1.437	$1.403	$1.362	$1.287
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	17	15

48

Subaccount	2005	2004	2003	2002	2001*
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.212	$2.176	$2.171	$2.051	$2.065
Accumulation unit value at end of period	$2.224	$2.212	$2.176	$2.171	$2.051
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	8	7
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$7.322	$6.647	$5.443	$5.571	$5.297
Accumulation unit value at end of period	$7.454	$7.322	$6.647	$5.443	$5.571
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$1.932	$1.667	$1.311	$1.546	$1.423
Accumulation unit value at end of period	$2.168	$1.932	$1.667	$1.311	$1.546
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.548	$2.577	$2.611	$2.628	$2.629
Accumulation unit value at end of period	$2.567	$2.548	$2.577	$2.611	$2.628
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.965	$1.806	$1.386	$2.127	$1.684
Accumulation unit value at end of period	$2.062	$1.965	$1.806	$1.386	$2.127
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)
Accumulation unit value at beginning of period*	$0.838	$0.839	$0.584	$0.924	$0.713
Accumulation unit value at end of period	$0.852	$0.838	$0.839	$0.584	$0.924
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$7.146	$6.829	$5.909	$7.109	$6.714
Accumulation unit value at end of period	$7.304	$7.146	$6.829	$5.909	$7.109
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	3	3
DWS Dreman Small Cap Value VIP Subaccount (formerly SVS Dreman Small Cap Value Subaccount)
Accumulation unit value at beginning of period*	$1.918	$1.553	$1.116	$1.285	$1.093
Accumulation unit value at end of period	$2.072	$1.918	$1.553	$1.116	$1.285
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at Beginning of period*	$23.844	$23.072	$19.957	$22.314	$20.696
Accumulation unit value at end of period	$24.311	$23.844	$23.072	$19.957	$22.314
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at Beginning of period*	$31.932	$28.221	$22.418	$25.237	$23.589
Accumulation unit value at end of period	$36.593	$31.932	$28.221	$22.418	$25.237
Number of accumulation units outstanding at end of period (000’s omitted)	1	—	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at Beginning of period*	$34.718	$31.769	$24.875	$30.565	$27.938
Accumulation unit value at end of period	$36.018	$34.718	$31.769	$24.875	$30.565
Number of accumulation units outstanding at end of period (000’s omitted)	0	**	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$45.271	$44.692	$34.330	$50.126	$42.975
Accumulation unit value at end of period	$46.937	$45.271	$44.692	$34.330	$50.126
Number of accumulation units outstanding at end of period (000’s omitted)	0	**	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$140.545	$129.669	$103.050	$135.259	$122.587
Accumulation unit value at end of period	$144.374	$140.545	$129.669	$103.050	$135.259
Number of accumulation units outstanding at end of period (000’s omitted)	0	**	—	—	—

49

Subaccount	2005	2004	2003	2002	2001*
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$13.182	$12.120	$10.000	$—	$—
Accumulation unit value at end of period	$13.360	$13.182	$12.120	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$15.955	$13.158	$10.000	$—	$—
Accumulation unit value at end of period	$17.006	$15.955	$13.158	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.670	$10.847	$10.000	$—	$—
Accumulation unit value at end of period	$11.603	$11.670	$10.847	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$10.089	$9.951	$10.000	$—	$—
Accumulation unit value at end of period	$10.125	$10.089	$9.951	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	**	—	—	—
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$10.165	$9.932	$10.000	$—	$—
Accumulation unit value at end of period	$10.093	$10.165	$9.932	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	**	—	—	—
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$14.295	$12.343	$10.000	$—	$—
Accumulation unit value at end of period	$16.245	$14.295	$12.343	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	1	—	—	—	—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$13.176	$11.939	$10.000	$—	$—
Accumulation unit value at end of period	$14.275	$13.176	$11.939	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$17.618	$14.417	$10.000	$—	$—
Accumulation unit value at end of period	$22.000	$17.618	$14.417	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period #	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$14.647	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period	$7.974	$6.686	$4.635	$5.217	$4.212
Accumulation unit value at end of period ##	N/A	$7.974	$6.686	$4.635	$5.217
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	$17.540	$15.889	$12.422	$12.949	$10.894
Accumulation unit value at end of period	$24.556	$17.540	$15.889	$12.422	$12.949
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.031	$10.221	$—	$—	$—
Accumulation unit value at end of period	$11.292	$11.031	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$10.708	$10.032	$—	$—	$—
Accumulation unit value at end of period	$10.738	$10.708	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	**	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$11.148	$10.378	$—	$—	$—
Accumulation unit value at end of period	$12.137	$11.148	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—

50

Subaccount	2005	2004	2003	2002	2001*
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$11.350	$10.074	$—	$—	$—
Accumulation unit value at end of period	$13.024	$11.350	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$11.457	$10.254	$—	$—	$—
Accumulation unit value at end of period	$12.323	$11.457	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	**	—	—	—
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$15.316	$13.205	$10.000	$—	$—
Accumulation unit value at end of period	$16.615	$15.316	$13.205	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	**	—	—	—
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$14.546	$12.262	$10.000	$—	$—
Accumulation unit value at end of period	$15.568	$14.546	$12.262	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	**	—	—	—
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$17.147	$13.761	$10.327	$13.452	$11.137
Accumulation unit value at end of period	$17.378	$17.147	$13.761	$10.327	$13.452
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$29.611	$27.846	$24.916	$27.178	$26.038
Accumulation unit value at end of period	$31.325	$29.611	$27.846	$24.916	$27.178
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	1	1	— 1
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$21.919	$21.403	$16.580	$23.024	$20.098
Accumulation unit value at end of period	$22.401	$21.919	$21.403	$16.580	$23.024
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	1	1	—
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*	$26.566	$22.454	$16.960	$24.018	$21.043
Accumulation unit value at end of period	$29.238	$26.566	$22.454	$16.960	$24.018
Number of accumulation units outstanding at end of period (000’s omitted)	0	**	—	—	—
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*	$28.129	$27.398	$22.550	$30.890	$27.369
Accumulation unit value at end of period	$29.183	$28.129	$27.398	$22.550	$30.890
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$15.379	$13.324	$10.000	$—	$—
Accumulation unit value at end of period	$16.579	$15.379	$13.324	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$15.477	$13.377	$10.000	$—	$—
Accumulation unit value at end of period	$15.687	$15.477	$13.377	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$12.811	$12.263	$10.000	$—	$—
Accumulation unit value at end of period	$13.164	$12.811	$12.263	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$16.409	$14.087	$10.000	$—	$—
Accumulation unit value at end of period	$18.342	$16.409	$14.087	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$11.742	$11.021	$10.000	$—	$—
Accumulation unit value at end of period	$11.738	$11.742	$11.021	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—

51

Subaccount	2005	2004	2003	2002	2001*
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$12.885	$12.048	$10.000	$—	$—
Accumulation unit value at end of period	$13.352	$12.885	$12.048	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$15.949	$13.657	$10.000	$—	$—
Accumulation unit value at end of period	$17.147	$15.949	$13.657	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	**	—	—	—
Oppenheimer MidCap Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$13.992	$11.956	$10.000	$—	$—
Accumulation unit value at end of period	$15.355	$13.992	$11.956	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$11.441	$10.768	$10.000	$—	$—
Accumulation unit value at end of period	$11.490	$11.441	$10.768	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	**	—	—	—
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	$5.005	$4.858	$3.975	$5.747	$5.211
Accumulation unit value at end of period ###	N/A	$5.005	$4.858	$3.975	$5.747
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—

Additional Contract Options Elected (Total 0.75%) (Separate Account Charges of 2.05% of the Daily Net Assets of the Separate Account) Non-Tax Qualified
	Periodic Payment Contracts
Subaccount	2005	2004	2003	2002	2001*
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period**	$12.959	$12.169	$10.000	$—	$—
Accumulation unit value at end of period	$13.449	$12.959	$12.169	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period**	$12.429	$11.792	$10.000	$—	$—
Accumulation unit value at end of period	$13.172	$12.429	$11.792	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period**	$17.431	$13.025	$10.000	$—	$—
Accumulation unit value at end of period	$19.514	$17.431	$13.025	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period**	$14.106	$11.652	$10.000	$—	$—
Accumulation unit value at end of period	$16.151	$14.106	$11.652	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Alger American Growth Subaccount
Accumulation unit value at beginning of period*	$46.373	$44.861	$33.870	$51.584	$45.571
Accumulation unit value at end of period	$50.913	$46.373	$44.861	$33.870	$51.584
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*	$31.238	$28.202	$19.473	$28.205	$23.808
Accumulation unit value at end of period	$33.620	$31.238	$28.202	$19.473	$28.205
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—

52

Subaccount	2005	2004	2003	2002	2001*
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*	$35.941	$31.466	$22.558	$31.205	$26.644
Accumulation unit value at end of period	$41.167	$35.941	$31.466	$22.558	$31.205
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.007	$6.329	$4.993	$6.320	$5.752
Accumulation unit value at end of period	$7.185	$7.007	$6.329	$4.993	$6.320
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.271	$8.275	$6.548	$7.648	$6.715
Accumulation unit value at end of period	$9.542	$9.271	$8.275	$6.548	$7.648
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at Beginning of period*	$12.338	$10.079	$7.199	$8.307	$6.933
Accumulation unit value at end of period	$15.468	$12.338	$10.079	$7.199	$8.307
Number of accumulation Units outstanding at end of Period (000’s omitted)	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$14.050	$12.552	$10.000	$—	$—
Accumulation unit value at end of period	$14.998	$14.050	$12.552	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.026	$23.086	$18.697	$26.854	$24.517
Accumulation unit value at end of period	$24.396	$24.026	$23.086	$18.697	$26.854
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount
Accumulation unit value at beginning of period**	$15.693	$13.552	$10.000	$—	$—
Accumulation unit value at end of period	$15.498	$15.693	$13.552	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.205	$7.946	$7.719	$7.317	$7.386
Accumulation unit value at end of period	$8.250	$8.205	$7.946	$7.719	$7.317
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$18.633	$17.609	$14.162	$20.410	$17.767
Accumulation unit value at end of period	$19.895	$18.633	$17.609	$14.162	$20.410
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth & Income Subaccount)
Accumulation unit value at beginning of period####	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.084	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$12.141	$10.633	$8.494	$10.618	$10.566
Accumulation unit value at end of period	$13.822	$12.141	$10.633	$8.494	$10.618
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.099	$1.946	$1.498	$1.798	$1.665
Accumulation unit value at end of period	$2.098	$2.099	$1.946	$1.498	$1.798
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.437	$1.403	$1.362	$1.287	$1.299
Accumulation unit value at end of period	$1.440	$1.437	$1.403	$1.362	$1.287
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—

53

Subaccount	2005	2004	2003	2002	2001*
DWS Government & Agency Securities Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.212	$2.176	$2.171	$2.051	$2.065
Accumulation unit value at end of period	$2.224	$2.212	$2.176	$2.171	$2.051
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$7.132	$6.475	$5.302	$5.427	$5.160
Accumulation unit value at end of period	$7.261	$7.132	$6.475	$5.302	$5.427
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$1.932	$1.667	$1.311	$1.546	$1.423
Accumulation unit value at end of period	$2.168	$1.932	$1.667	$1.311	$1.546
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.548	$2.577	$2.611	$2.628	$2.629
Accumulation unit value at end of period	$2.567	$2.548	$2.577	$2.611	$2.628
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.965	$1.806	$1.386	$2.127	$1.684
Accumulation unit value at end of period	$2.062	$1.965	$1.806	$1.386	$2.127
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)
Accumulation unit value at beginning of period*	$0.838	$0.839	$0.584	$0.924	$0.713
Accumulation unit value at end of period	$0.852	$0.838	$0.839	$0.584	$0.924
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$6.658	$6.363	$5.506	$6.623	$6.256
Accumulation unit value at end of period	$6.805	$6.658	$6.363	$5.506	$6.623
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Dreman Small Cap Value VIP Subaccount (formerly SVS Dreman Small Cap Value Subaccount)
Accumulation unit value at beginning of period*	$1.918	$1.553	$1.116	$1.285	$1.093
Accumulation unit value at end of period	$2.072	$1.918	$1.553	$1.116	$1.285
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$23.844	$23.072	$19.957	$22.314	$20.696
Accumulation unit value at end of period	$24.311	$23.844	$23.072	$19.957	$22.314
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$31.932	$28.221	$22.418	$25.237	$23.589
Accumulation unit value at end of period	$36.593	$31.932	$28.221	$22.418	$25.237
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$34.718	$31.769	$24.875	$30.565	$27.938
Accumulation unit value at end of period	$36.018	$34.718	$31.769	$24.875	$30.565
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$45.271	$44.692	$34.330	$50.126	$42.975
Accumulation unit value at end of period	$46.937	$45.271	$44.692	$34.330	$50.126
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$140.545	$129.669	$103.050	$135.259	$122.587
Accumulation unit value at end of period	$144.374	$140.545	$129.669	$103.050	$135.259
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—

54

Subaccount	2005	2004	2003	2002	2001*
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$13.182	$12.120	$10.000	$—	$—
Accumulation unit value at end of period	$13.360	$13.182	$12.120	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$15.955	$13.158	$10.000	$—	$—
Accumulation unit value at end of period	$17.006	$15.955	$13.158	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.670	$10.847	$10.000	$—	$—
Accumulation unit value at end of period	$11.603	$11.670	$10.847	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$10.089	$9.951	$10.000	$—	$—
Accumulation unit value at end of period	$10.125	$10.089	$9.951	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$10.165	$9.932	$10.000	$—	$—
Accumulation unit value at end of period	$10.093	$10.165	$9.932	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$14.295	$12.343	$10.000	$—	$—
Accumulation unit value at end of period	$16.245	$14.295	$12.343	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$13.176	$11.939	$10.000	$—	$—
Accumulation unit value at end of period	$14.275	$13.176	$11.939	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$13.176	$14.417	$10.000	$—	$—
Accumulation unit value at end of period	$22.000	$13.176	$14.417	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period#	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$14.647	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period	$7.974	$6.686	$4.635	$5.217	$4.212
Accumulation unit value at end of period##	N/A	$7.974	$6.686	$4.635	$5.217
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	$17.540	$15.889	$12.422	$12.949	$10.894
Accumulation unit value at end of period	$24.556	$17.540	$15.889	$12.422	$12.949
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.031	$10.221	$—	$—	$—
Accumulation unit value at end of period	$11.292	$11.031	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$10.708	$10.032	$—	$—	$—
Accumulation unit value at end of period	$10.738	$10.708	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$11.148	$10.378	$—	$—	$—
Accumulation unit value at end of period	$12.137	$11.148	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—

55

Subaccount	2005	2004	2003	2002	2001*
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$11.350	$10.074	$—	$—	$—
Accumulation unit value at end of period	$13.024	$11.350	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$11.457	$10.254	$—	$—	$—
Accumulation unit value at end of period	$12.323	$11.457	$—	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$15.316	$13.205	$10.000	$—	$—
Accumulation unit value at end of period	$16.615	$15.316	$13.205	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$14.546	$12.262	$10.000	$—	$—
Accumulation unit value at end of period	$15.568	$14.546	$12.262	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$17.147	$13.761	$10.327	$—	$—
Accumulation unit value at end of period	$17.378	$17.147	$13.761	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$29.611	$27.846	$24.916	$27.178	$26.038
Accumulation unit value at end of period	$31.325	$29.611	$27.846	$24.916	$27.178
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$21.919	$21.403	$16.580	$23.024	$20.098
Accumulation unit value at end of period	$22.401	$21.919	$21.403	$16.580	$23.024
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*	$26.566	$22.454	$16.960	$24.018	$21.043
Accumulation unit value at end of period	$29.238	$26.566	$22.454	$16.960	$24.018
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*	$28.129	$27.398	$22.550	$30.890	$27.369
Accumulation unit value at end of period	$29.183	$28.129	$27.398	$22.550	$30.890
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$15.379	$13.324	$10.000	$—	$—
Accumulation unit value at end of period	$16.579	$15.379	$13.324	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$15.477	$13.377	$10.000	$—	$—
Accumulation unit value at end of period	$15.687	$15.477	$13.377	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$12.811	$12.263	$10.000	$—	$—
Accumulation unit value at end of period	$13.164	$12.811	$12.263	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$16.409	$14.087	$10.000	$—	$—
Accumulation unit value at end of period	$18.342	$16.409	$14.087	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$11.742	$11.021	$10.000	$—	$—
Accumulation unit value at end of period	$11.738	$11.742	$11.021	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—

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Subaccount	2005	2004	2003	2002	2001*
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$12.885	$12.048	$10.000	$—	$—
Accumulation unit value at end of period	$13.352	$12.885	$12.048	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$15.949	$13.657	$10.000	$—	$—
Accumulation unit value at end of period	$17.147	$15.949	$13.657	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Oppenheimer MidCap Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$13.992	$11.956	$10.000	$—	$—
Accumulation unit value at end of period	$15.355	$13.992	$11.956	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$11.441	$10.768	$10.000	$—	$—
Accumulation unit value at end of period	$11.490	$11.441	$10.768	$—	$—
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	$4.998	$4.851	$3.970	$5.739	$5.203
Accumulation unit value at end of period###	N/A	$4.998	$4.851	$3.970	$5.739
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	$1.583	$1.451	$1.116	$1.537	$1.367
Accumulation unit value at end of period###	N/A	$1.583	$1.451	$1.116	$1.537
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—

*	Commencement of Offering on October 1, 2001.

**	Commencement of Offering on May 1, 2003.

***	Commencement of Offering on May 3, 2004.

#	ING JPMorgan Emerging Markets Equity was available under the Contract on December 5, 2005 and DWS Growth & Income was available under the Contract on May 3, 2005.

##	Cessation of Operations ING Emerging Markets closed on December 2, 2005

###	Cessation of Operations on April 29, 2005

The financial statements and reports of independent accountants for the KILICO Variable Annuity Separate Account are also contained in the Statement of Additional Information.

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KILICO, THE SEPARATE ACCOUNT AND THE FUNDS

Kemper Investors Life Insurance Company

We were organized in 1947 and are a stock life insurance company organized under the laws of the State of Illinois. Our offices are located at 1400 American Lane, Schaumburg, Illinois 60196. For Contract services please write us at 2500 Westfield Drive, Elgin, Illinois 60123-7836. We offer annuity and life insurance products and are admitted to do business in the District of Columbia and all states except New York. We are a wholly-owned subsidiary of Kemper Corporation (“Kemper”), a non-operating holding company. Kemper is a wholly-owned subsidiary of Zurich Group Holding (“ZGH” or “Zurich”), a Swiss holding company. ZGH is wholly-owned by Zurich Financial Services (“ZFS”), a Swiss holding company.

Effective September 3, 2003, KILICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Chase Insurance Life and Annuity Company (“CILAAC”) (formerly known as Federal Kemper Life Assurance Company). In a contemporaneous transaction, CILAAC and KILICO entered into a coinsurance agreement under which CILAAC administers and 100% reinsures certain lines of business currently underwritten by KILICO, including the Contracts. The coinsurance arrangement does not change KILICO’s obligations to Contractholders under the Contracts and does not create any obligations for CILAAC to Contractholders under the Contracts.

On February 7, 2006, Protective Life Corporation announced that its principal subsidiary, Protective Life Insurance Company of Birmingham, Alabama (“Protective Life”), had signed a definitive agreement to acquire Chase Insurance. Protective Life anticipates that 100% of the variable annuity business of Chase Insurance will be reinsured to Allmerica Financial Life Insurance and Annuity Company, a subsidiary of The Goldman Sachs Group, Inc. This acquisition and related agreements are subject to various regulatory approvals and other conditions of closing, which are expected to occur during the third quarter of 2006.

The issuer, benefits and provisions of the Contracts were not changed by any of the transactions and agreements described above.

The Separate Account

We established the KILICO Variable Annuity Separate Account on May 29, 1981 under Illinois law as the KILICO Money Market Separate Account. The SEC does not supervise the management, investment practices or policies of the Separate Account or KILICO.

Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct.

Sixty-three Subaccounts of the Separate Account are currently available. Each Subaccount invests exclusively in shares of one of the corresponding Funds or Portfolios. We may add or delete Subaccounts in the future. Not all Subaccounts may be available in all jurisdictions, under all Contracts or in all retirement plans.

The Separate Account purchases and redeems shares from the Funds at net asset value. We redeem shares of the Funds as necessary to provide benefits, to deduct Contract charges and to transfer assets from one Subaccount to another as requested by Owners. All dividends and capital gains distributions received by the Separate Account from a Fund or Portfolio are reinvested in that Fund or Portfolio at net asset value and retained as assets of the corresponding Subaccount.

The Separate Account’s financial statements appear in the Statement of Additional Information.

The Funds

The Separate Account invests in shares of the following registered, open-end management investment companies:

•	AIM Variable Insurance Funds

•	The Alger American Fund

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•	American Century Variable Portfolios, Inc.

•	Credit Suisse Trust

•	Dreyfus Investment Portfolios

•	The Dreyfus Socially Responsible Growth Fund, Inc.

•	Dreyfus Variable Investment Fund

•	DWS Variable Series I (formerly Scudder Variable Series I)

•	DWS Variable Series II (formerly Scudder Variable Series II)

•	Fidelity Variable Insurance Products Funds

•	Franklin Templeton Variable Insurance Products Trust

•	ING Investors Trust

•	ING VP Natural Resources Trust

•	JPMorgan Insurance Trust (formerly JPMorgan Investment Trust)

•	J.P. Morgan Series Trust II

•	Janus Aspen Series

•	Oppenheimer Variable Account Funds

SEC registration does not involve SEC supervision of the Funds’ management, investment practices or policies. The Funds provide investment vehicles for variable life insurance and variable annuity contracts and, in some cases certain qualified retirement plans. Shares of the Funds are sold only to insurance company separate accounts and qualified retirement plans. In addition to selling shares to our separate accounts, shares of the Funds may be sold to separate accounts of other insurance companies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of other companies, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds. Currently, neither we nor the Funds foresee any such disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds must monitor events to identify material conflicts between such owners and determine what action, if any, should be taken. In addition, if we believe a Fund’s response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action.

A Fund may consist of separate Portfolios. The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

The 63 Portfolios or Funds are summarized below:

AIM Variable Insurance Funds

AIM V.I. Financial Services Fund seeks capital growth.

AIM V.I. Global Health Care Fund (formerly AIM V.I. Health Sciences Fund) seeks capital growth.

AIM V.I Real Estate Fund seeks high total return.

AIM V.I. Utilities Fund seeks capital growth and current income.

The Alger American Fund

Alger American Growth Portfolio seeks long-term capital appreciation.

Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

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American Century Variable Portfolios, Inc.

American Century VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

American Century VP Value Fund seeks long-term capital growth. Income is a secondary objective.

Credit Suisse Trust

Credit Suisse Trust-Emerging Markets Portfolio seeks long-term growth of capital by investing in equity securities of issuers from at least three emerging markets.

Dreyfus Investment Portfolios

Dreyfus IP MidCap Stock Portfolio seeks investment results that are greater than the total return performance of medium-size domestic companies in the aggregate as represented by the Standard and Poor’s MidCap 400® Index.*

The Dreyfus Socially Responsible Growth Fund, Inc. (Initial Share Class)

This Fund seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the Fund, under normal circumstances, invests at least 80% of its assets in the common stocks of companies that, in the opinion of the Fund’s management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

Dreyfus Variable Investment Fund

Dreyfus VIF Small Company Stock Portfolio seeks capital appreciation.

DWS Variable Series I (formerly Scudder Variable Series I)

DWS Bond VIP (formerly Scudder Bond Portfolio) seeks to maximize total return consistent with preservation of capital and prudent investment management by investing for both current income and capital appreciation.

DWS Capital Growth VIP (formerly Scudder Capital Growth Portfolio) seeks to maximize long-term capital growth through a broad and flexible investment program.

DWS Growth & Income VIP (formerly Scudder Growth and Income Portfolio) seeks long-term growth of capital, current income and growth of income.

DWS International VIP (formerly Scudder International Portfolio) seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

DWS Variable Series II (formerly Scudder Variable Series II)

DWS Large Cap Value VIP (formerly Scudder Large Cap Value Portfolio) seeks to achieve a high rate of total return.

DWS Core Fixed Income VIP (formerly Scudder Fixed Income Portfolio) seeks high current income.

DWS Government & Agency Securities VIP (formerly Scudder Government & Agency Securities Portfolio) seeks high current income consistent with preservation of capital.

DWS High Income VIP (formerly Scudder High Income Portfolio) seeks to provide a high level of current income.

DWS International Select Equity VIP (formerly Scudder International Select Equity Portfolio) seeks capital appreciation.

DWS Money Market VIP (formerly Scudder Money Market Portfolio) seeks maximum current income to the extent consistent with stability of principal.

DWS Small Cap Growth VIP (formerly Scudder Small Cap Growth Portfolio) seeks maximum appreciation of investors’ capital.

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DWS Technology VIP (formerly Scudder Technology Growth Portfolio) seeks growth of capital.

DWS Balanced VIP (formerly Scudder Total Return Portfolio) seeks a high total return, a combination of income and capital appreciation.

DWS Dreman Small Cap Value VIP (formerly SVS Dreman Small Cap Value Portfolio) seeks long-term capital appreciation.

Fidelity Variable Insurance Products Funds (Initial Class Shares)

Fidelity VIP Asset ManagerSM Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments.

Fidelity VIP Contrafund® Portfolio seeks long-term capital appreciation.

Fidelity VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P® 500.

Fidelity VIP Growth Portfolio seeks to achieve capital appreciation.

Fidelity VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P® 500.

Franklin Templeton Variable Insurance Products Trust

Franklin Rising Dividends Securities Fund seeks long-term capital appreciation, with preservation of capital as an important consideration.

Franklin Small Cap Value Securities Fund seeks long-term total return.

Franklin Strategic Income Securities Fund seeks a high level of current income, with capital appreciation over the long term as a secondary objective.

Franklin U.S. Government Fund seeks income.

Franklin Zero Coupon Fund 2010 seeks as high an investment return as is consistent with capital preservation.

Mutual Discovery Securities Fund seeks capital appreciation.

Mutual Shares Securities Fund seeks capital appreciation, with income as a secondary goal.

Templeton Developing Markets Securities Fund seeks long-term capital appreciation.

ING Investors Trust

ING JPMorgan Emerging Markets Equity Portfolio seeks capital appreciation primarily through investment in equity securities and equity equivalents of emerging market companies as described in the Fund’s prospectus.

ING VP Natural Resources Trust

This Fund seeks long-term growth of capital through investment primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies. Capital appreciation will be the primary determinant of total return and income is a secondary consideration. The investment objective may not be changed without shareholder approval.

JPMorgan Insurance Trust (formerly JPMorgan Investment Trust)

JPMorgan Insurance Trust Equity Index Portfolio 1 (formerly JPMorgan Investment Trust Equity Index Portfolio) seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index)

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JPMorgan Insurance Trust Diversified Equity Portfolio 1 (formerly JPMorgan Investment Trust Diversified Equity Portfolio) seeks long-term capital growth and growth of income with a secondary objective of providing a moderate level of current income.

JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio 1 (formerly JPMorgan Investment Trust Mid Cap Growth Portfolio) seeks growth of capital and secondarily, current income by investing primarily in equity securities.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio 1 (formerly JPMorgan Investment Trust Diversified Mid Cap Portfolio) seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.

JPMorgan Insurance Trust Diversified Mid Cap Value Portfolio 1 (formerly JPMorgan Investment Trust Mid Cap Value Portfolio) seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.

J.P. Morgan Series Trust II

JPMorgan International Equity Portfolio seeks to provide high total return from a portfolio of equity securities of foreign companies.

JPMorgan Mid Cap Value Portfolio seeks growth from capital appreciation.

JPMorgan Small Company Portfolio seeks to provide high total return from a portfolio of small company stocks.

Janus Aspen Series

Janus Aspen Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Janus Aspen Large Cap Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

Janus Aspen Mid Cap Growth Portfolio seeks long-term growth of capital.

Janus Aspen Mid Cap Value Portfolio seeks capital appreciation.

Janus Aspen Small Company Value Portfolio seeks capital appreciation.

Janus Aspen Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

Oppenheimer Variable Account Funds

Oppenheimer Capital Appreciation Fund/VA seeks capital appreciation.

Oppenheimer Global Securities Fund/VA seeks long-term capital appreciation.

Oppenheimer High Income Fund/VA seeks a high level of current income.

Oppenheimer Main Street Fund®/VA seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

Oppenheimer Main Street Small Cap Fund®/VA seeks capital appreciation.

Oppenheimer MidCap Fund/VA (formerly Oppenheimer Aggressive Growth Fund/VA) seeks capital appreciation by investing in “growth type” companies.

Oppenheimer Strategic Bond Fund/VA seeks a high level of current income principally derived from interest on debt securities.

*	“Standard & Poor’s®,” “S&P®” and “S&P MidCap 400®” are trademarks of The McGraw-Hill Companies, Inc. The Dreyfus Corporation has been licensed to use such trademarks, as applicable. The Dreyfus I.P. MidCap Stock Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s®, and Standard & Poor’s® makes no representation regarding the advisability of investing in the Portfolio. Additional information may be found in the Portfolio’s Statement of Additional Information.

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The Funds and Portfolios may not achieve their stated objectives. More detailed information, including a description of risks involved in investing in the Portfolios is found in the Funds’ prospectuses accompanying this Prospectus and statements of additional information available from us upon request.

AIM Advisors, Inc. is the investment adviser for the available Portfolios of AIM Variable Insurance Funds. INVESCO Institutional (N.A.), Inc. is the sub-adviser for the AIM V.I. Real Estate Fund.

Fred Alger Management, Inc. serves as the investment adviser for the available Portfolios of The Alger American Fund.

American Century Investment Management, Inc. is the investment adviser for the two available Portfolios of the American Century Variable Portfolios, Inc.

Credit Suisse Asset Management, LLC (“Credit Suisse”) is the investment adviser for the Credit Suisse Trust-Emerging Markets Portfolio. Credit Suisse’s Australian and U.K. affiliates, located in Sydney, Australia and London, U.K., respectively, and each known as Credit Suisse Asset Management Limited, are sub-advisers for the Credit-Suisse Trust-Emerging Markets Portfolio.

The Dreyfus Corporation serves as the investment adviser for the available Portfolio of the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc. and the available Portfolio of the Dreyfus Variable Investment Fund.

Fidelity Management & Research Company is the investment adviser for the available Portfolios of the Fidelity Variable Insurance Products Funds. Fidelity Management & Research (U.K.) Inc. (FMR U.K.) in London, England, Fidelity Management & Research (Far East), Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan and FMR Co., Inc. (FMRC) serve as the sub-advisers for the Fidelity VIP Contrafund® Portfolio. FMRC serves as the sub-adviser for the Fidelity VIP Equity-Income Portfolio and the Fidelity VIP Growth Portfolio. Geode Capital Management, LLC serves as sub-adviser for the Fidelity VIP Index 500 Portfolio.

Franklin Advisory Services, LLC is the investment adviser for the Franklin Rising Dividends Securities Fund and the Franklin Small Cap Value Securities Fund. Franklin Advisers, Inc. is the investment adviser for the Franklin Strategic Income Securities Fund, the Franklin U.S. Government Fund and the Franklin Zero Coupon Fund 2010. Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Discovery Securities Fund and the Mutual Shares Securities Fund. Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund.

Directed Services, Inc. serves as the investment adviser and J. P. Morgan Investment Management Inc. serves as the sub-adviser for the ING JPMorgan Emerging Markets Equity Portfolio. ING Investments, LLC serves as the investment adviser and ING Investment Management Co. serves as the sub-adviser for the ING VP Natural Resources Trust.

JPMorgan Investment Advisors Inc. is the investment adviser for the available Portfolios of the JPMorgan Insurance Trust (formerly JPMorgan Investment Trust).

J.P. Morgan Investment Management Inc. is the investment adviser for the available Portfolios of the J.P. Morgan Series Trust II.

Janus Capital Management LLC is the investment adviser for the available Portfolios of the Janus Aspen Series. Perkins, Wolf, McDonnell and Company is the subadviser for Janus Aspen Mid Cap Value Portfolio.

OppenheimerFunds, Inc. is the investment manager for the available Portfolios of the Oppenheimer Variable Account Funds.

Deutsche Investment Management Americas, Inc. serves as investment manager for the available Portfolios of DWS Variable Series I and DWS Variable Series II. Aberdeen Asset Management Inc. serves as the subadviser for DWS Bond VIP and DWS Core Fixed Income VIP. Aberdeen Asset Management Investment Services Limited serves as sub-subadviser for DWS Bond VIP. Dreman Value Management, L.L.C. serves as the subadviser for the DWS Dreman Small Cap Value VIP.

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The investment advisers are paid fees for their services by the Funds they manage. We may receive compensation from the investment advisers of the Funds for services related to the Funds. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangements. Such compensation typically is a percentage of Separate Account assets invested in the relevant Fund and generally may range up to 0.30% annually of net assets. We may also receive 12b-1 fees directly from certain Funds for providing services related to shares of Portfolios offered in connection with a Rule 12b-1 plan.

Change of Investments

We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. We reserve the right to eliminate the shares of any of the Funds or Portfolios and to substitute shares of another Portfolio or of another investment company, if the shares of a Fund or Portfolio are no longer available for investment, or if in our judgment further investment in any Fund or Portfolio becomes inappropriate. We will not substitute any shares attributable to your interest in a Subaccount without prior notice and the SEC’s prior approval, if required. The Separate Account may purchase other securities for other series or classes of contracts, or may permit a conversion between series or classes of contracts on the basis of requests made by Owners.

We may establish additional subaccounts of the Separate Account, each of which would invest in a new portfolio of the Funds, or in shares of another investment company. New subaccounts may be established when, at our discretion, marketing needs or investment conditions warrant. New subaccounts may be made available to existing Owners as we determine. We may also eliminate or combine one or more subaccounts, transfer assets, or substitute one subaccount for another subaccount, if, in our discretion, marketing, tax, or investment conditions warrant. We will notify all Owners of any such changes.

If we deem it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be: (a) operated as a management company under the Investment Company Act of 1940 (“1940 Act”); (b) deregistered under the 1940 Act in the event such registration is no longer required; or (c) combined with our other separate accounts. To the extent permitted by law, we may transfer the assets of the Separate Account to another separate account or to the General Account.

FIXED ACCOUNT OPTION

Amounts allocated or transferred to the Fixed Account are part of our General Account, supporting insurance and annuity obligations. Interests in the Fixed Account are not registered under the Securities Act of 1933 (“1933 Act”), and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Under the Fixed Account Option, we pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Contract involving the Separate Account and the MVA Option, unless we refer to fixed accumulation and annuity elements.

We guarantee that payments allocated to the Fixed Account earn a minimum fixed interest rate not less than the minimum interest rate allowed by state law. At our discretion, we may credit interest in excess of the minimum guaranteed rate. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time.

THE CONTRACTS

A. GENERAL INFORMATION.

This Prospectus describes both Qualified Contracts and Non-Qualified Contracts. The minimum Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or

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salary deduction plan are equal to or greater than $600, we accept a periodic payment under $50. The maximum annual amount of Purchase Payments may be limited by the retirement plan funded by the Contract. For a Non-Qualified Contract the minimum initial Purchase Payment is $2,500 and the minimum subsequent Purchase Payment is $500. An initial allocation of less than $100 may be made to the Fixed Account or to a Subaccount, or to the Fixed Account and one Subaccount. For a Non-Qualified Contract, no subsequent allocations of Purchase Payments may be made to any additional Subaccount until allocations total at least $100 to each Subaccount in which the Contract has an interest. For a Qualified Contract, if annualized contribution amounts to a new Subaccount from a payroll or salary reduction plan are at least $25 per month, allocations to another such Subaccount may be made.

You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities (“IRAs”) by authorizing us to draw on your account via check or electronic debit (“Pre-Authorized Checking [PAC] Agreement”). For Purchase Payments made pursuant to a PAC Agreement, the following minimum Purchase Payment provisions apply:

•	The minimum initial Purchase Payment to an IRA made pursuant to a PAC Agreement is $100. The minimum initial Purchase Payment to a Non-Qualified Contract made pursuant to a PAC Agreement is $1,000 unless you also own an existing Contract, in which case the minimum is $100.

•	The minimum subsequent Purchase Payment made pursuant to a PAC Agreement is $100.

We may amend the Contract in accordance with changes in the law, including tax laws, regulations or rulings, and for other purposes. Certain contracts are no longer offered, although Purchase Payments are still permitted under these previously issued contracts.

You may examine a Contract and return it for a refund during the “free look” period. The length of the free look period depends upon the state in which the Contract is issued. However, it will be at least 10 days from the date you receive the Contract. The amount of the refund depends on the state in which the Contract is issued. Generally, it will be an amount at least equal to the Separate Account Contract Value plus amounts allocated to the General Account on the date we receive the returned Contract, without any deduction for Withdrawal Charges or Records Maintenance Charges. Some states require the return of the Purchase Payment. If you decide to return your Contract for a refund during the “free look” period, please also include a letter of instruction.

You designate the Beneficiary. If the Annuitant or you dies, and no designated Beneficiary or contingent Beneficiary is alive at that time, we will pay the Annuitant’s or your estate.

Under a Qualified Contract, the provisions of the applicable plan may prohibit a change of Beneficiary. Generally, an interest in a Qualified Contract may not be assigned.

During the Accumulation Period, you may assign a Non-Qualified Contract or change a Beneficiary at any time by signing our form. No assignment or Beneficiary change is binding on us until we receive it. We assume no responsibility for the validity of the assignment or Beneficiary change. An assignment may subject you to immediate tax liability and may subject you to a 10% tax penalty. (See “Federal Tax Matters.”)

Amounts payable during the Annuity Period may not be assigned or encumbered. In addition, to the extent permitted by law, annuity payments are not subject to levy, attachment or other judicial process for the payment of the payee’s debts or obligations.

B. THE ACCUMULATION PERIOD.

1. Application of Purchase Payments.

You select allocation of Purchase Payments to the Subaccount(s) or the Fixed Account. The amount of each Purchase Payment allocated to a Subaccount is based on the value of an Accumulation Unit, as computed after we receive the Purchase Payment. Generally, we determine the value of an Accumulation Unit as of 3:00 p.m. Central time on each day that the New York Stock Exchange is open for trading. Purchase Payments allocated to the Fixed Account begin earning interest one day after we receive them. With respect to initial Purchase Payments, the amount is credited only after we determine to issue the Contract. After the initial purchase, we determine the number of Accumulation Units credited by dividing the Purchase Payment

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allocated to a Subaccount by the Subaccount’s Accumulation Unit value, as computed after we receive the Purchase Payment. You are limited to allocating Contract Value to a maximum of 18 allocation options over the life of a Contract, plus the Fixed Account.

Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under the Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

The number of Accumulation Units will not change due to investment experience. Accumulation Unit value varies to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount other than the Records Maintenance Charge. The number of Accumulation Units is reduced when the Records Maintenance Charge is assessed.

If we are not provided with information sufficient to establish a Contract or to properly credit the initial Purchase Payment, we will promptly request the necessary information. If the requested information is not furnished within five business days after we receive the initial Purchase Payment, or if we determine that we cannot otherwise issue the Contract within the five day period, we will return the initial Purchase Payment to you, unless you consent to our retaining the initial Purchase Payment until the application is completed.

We may issue a Contract without a signed application if:

•	a dealer provides us with application information, electronically or in writing,

•	we receive the initial Purchase Payment, and

•	you confirm in writing, after the Contract is delivered, that all information in the Contract is correct.

2. Accumulation Unit Value.

Each Subaccount has Accumulation Unit values for each combination of asset-based charges. When Purchase Payments or other amounts are allocated to a Subaccount, the number of units purchased is based on the Subaccount’s applicable Accumulation Unit value at the end of the current Valuation Period. When amounts are transferred out of or deducted from a Subaccount, units are redeemed in a similar manner.

The Accumulation Unit value for each subsequent Valuation Period is the investment experience factor for that Valuation Period times the Accumulation Unit value for the preceding Valuation Period. Each Valuation Period has a single Accumulation Unit value which applies to each day in the Valuation Period.

Each Subaccount has its own investment experience factor for each combination of charges. The investment experience of the Separate Account is calculated by applying the investment experience factor to the Accumulation Unit value in each Subaccount during a Valuation Period.

The investment experience factor of a Subaccount for any Valuation Period is determined by the following formula:

(1 divided by 2) minus 3, where:

(1) is the net result of:

•	the net asset value per share of the investment held in the Subaccount determined at the end of the current Valuation Period; plus

•	the per share amount of any dividend or capital gain distributions made by the investments held in the Subaccount, if the “ex-dividend” date occurs during the current Valuation Period; plus or minus

•	a charge or credit for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;

(2) is the net asset value per share of the investment held in the Subaccount determined at the end of the preceding Valuation Period; and

(3) is the factor representing asset-based charges (the mortality and expense risk and administration charges plus any applicable charges for optional death or income benefits.)

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3. Contract Value.

On any Valuation Date, the Contract Value equals the total of:

•	the number of Accumulation Units credited to each Subaccount, times

•	the value of a corresponding Accumulation Unit for each Subaccount, plus

•	your interest in the Fixed Account.

4. Transfers During the Accumulation Period.

During the Accumulation Period, you may transfer Contract Value among the Subaccounts and the Fixed Account subject to the following provisions:

•	The General Account Contract Value, minus 125% of Debt, may be transferred two times during the Contract Year to one or more Subaccounts in the thirty days following an anniversary of a Contract Year or the thirty days following the date of the confirmation statement provided for the period through the anniversary date, if later; and

•	You are limited to allocating Contract Value to a maximum of 18 allocation options over the life of a Contract, plus the Fixed Account.

If you authorize a third party to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the third party’s instructions. However, we take no responsibility for any third party asset allocation or investment advisory service or program. We may suspend or cancel acceptance of a third party’s instructions at any time and may restrict the investment options available for transfer under third party authorizations.

We will make transfers pursuant to proper written or telephone instructions which specify in detail the requested changes. Before telephone transfer instructions will be honored, you must complete a telephone transfer authorization. The minimum partial transfer amount is $100. No partial transfer may be made if the value of your remaining Contract interest in a Subaccount or the Fixed Account, from which amounts are to be transferred, would be less than $100 after transfer. Transfers involving a Subaccount will be based upon the Accumulation Unit values determined following our receipt of complete transfer instructions. The transfer privilege may be suspended, modified or terminated at any time. We disclaim all liability for following instructions which are given in accordance with our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, you bear the risk of loss in the event of a fraudulent telephone transfer.

The following transfers must be requested through standard United States mail:

•	transfers in excess of $250,000 per Contract, per day, and

•	transfers into and out of the Credit Suisse Trust-Emerging Markets, the ING JPMorgan Emerging Markets Equity, the JPMorgan International Equity, the Janus Aspen Worldwide Growth, the Mutual Discovery Securities, the Oppenheimer Global Securities Fund/VA, the DWS International VIP, the DWS International Select Equity VIP and the Templeton Developing Market Securities Subaccounts in excess of $50,000, per Contract, per day.

These administrative procedures have been adopted under the Contract to protect the interests of Contract Owners from the adverse effects of frequent and large transfers into and out of variable annuity Subaccounts that can adversely affect the investment management of the underlying Portfolios. We reserve the right to further amend the transfer procedures in the interest of protecting Contract Owners.

Some of the Funds reserve the right to delay or refuse transfer requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under the Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.

5. Market Timing.

The Contract is not designed for organizations or individuals engaged in market timing strategies in response to short-term fluctuations in the market, involving frequent transfers, transfers into and out of a

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Subaccount over a short period of time, or transfers representing a substantial percentage of the assets of any Subaccount. You should not purchase the Contract if you intend to engage in such market timing strategies. Market timing strategies may be disruptive to the management of the underlying Portfolios in which the Subaccounts invest and therefore, may be detrimental to Contract Owners by increasing costs, reducing performance, and diluting the value of interests in the underlying Portfolio.

We maintain policies and procedures in an effort to control disruptive market timing activity. We do not exempt any persons or class of persons from these policies. We require that transfers in excess of $250,000 per Contract, per day, and transfers into or out of specified Subaccounts in excess of $50,000 per Contract, per day, as described in the Transfers During the Accumulation Period section, above, must be requested through standard United States mail. In addition, we monitor trading activity in order to identify market timing strategies. If we identify suspicious transfer activity, we advise the Contract Owner in writing that we are monitoring their transfer activity and will impose restrictions if we identify a pattern of disruptive transfer activity. If a pattern of disruptive transfer activity is identified as a result of the continued monitoring, we will notify the Contract Owner in writing that all future transfers must be requested through standard United States mail.

If we identify market timing strategies that we believe to be detrimental to Contract Owners that are not addressed by the above procedures, we will take one or more of the following actions against Contract Owners that have been identified as engaging in disruptive transfer activity and we may establish these limitations for all Contract Owners:

•	Termination of transfer privileges;

•	Universal termination of telephone or electronic transfer privileges (for all Contract Owners);

•	Requiring a minimum time between transfers;

•	Limiting the total number of transfers;

•	Limiting the dollar amount that may be transferred at one time;

•	Refusing any transfer request; and

•	Not accepting transfer requests of someone acting on behalf of more than one Owner (in which case, we will notify the person making the request by telephone or in writing of our decision not to accept the transfer requests).

We review our policies and procedures from time to time and will change them or explore other actions if we discover that existing procedures fail to adequately curtail market timing activities. The actions we take will be based on our policies and procedures then in effect and will be applied uniformly among Contract Owners.

Although we will monitor transfer activity and as appropriate impose restrictions as described above, there is no assurance that we will be able to identify and curtail all potentially disruptive market timing activity. As a result, to the extent that we do not detect disruptive market timing or the restriction we impose fails to curtail it, it is possible that a market timer may be able to make additional disruptive market timing transactions with the result that the management of the underlying Portfolios in which the Subaccounts invest may be disrupted and Contract Owners may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Portfolio.

6. Withdrawals During the Accumulation Period.

You may redeem some or all of the Contract Value minus Debt, charges and previous withdrawals. Withdrawals may be subject to income tax and a 10% penalty tax. (See “Federal Tax Matters.”) A withdrawal of all Contract Value is called a surrender. Your ability to surrender may be limited by the terms of a qualified plan. (See “Federal Income Taxes.”)

You may withdraw up to 10% of the Contract Value minus Debt in any Contract Year without charge. If you withdraw more than 10% of the Contract Value in any Contract Year, the amount withdrawn in excess of 10% is subject to a Withdrawal Charge. (See “Withdrawal Charge.”)

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For Contracts in more than one investment option, your partial withdrawal request must specify what portion of your interest is to be redeemed. If you do not specify, we will redeem Accumulation Units from all investment options in which you have an interest on a pro-rata basis. The Accumulation Units attributable to the earliest Contribution Years are redeemed first.

You may request a partial withdrawal subject to the following:

•	The amount requested must be at least $500 in each investment option or the Fixed Account from which withdrawal is requested.

•	You must leave at least $500 in each investment option from which the withdrawal is requested or withdraw the total value.

Election to withdraw shall be made in writing to us at our administrative office: Kemper Investors Life Insurance Company, Contact Center, 2500 Westfield Drive, Elgin, Illinois 60123-7836 and should be accompanied by the Contract if surrender is requested. Withdrawal requests are processed only on days when the New York Stock Exchange is open for trading. The Withdrawal Value attributable to the Subaccounts is determined on the basis of the Accumulation Unit values calculated after we receive the request. The Withdrawal Value attributable to the Subaccounts will be paid within seven days after the date we receive a written request at our administrative office provided, however, that we may suspend withdrawals or delay payment more than seven days:

•	during any period when the New York Stock Exchange is closed,

•	when trading is restricted or the SEC determines an emergency exists, or

•	as the SEC by order may permit.

Withdrawals are permitted from Contracts issued in connection with Section 403(b) Qualified Plans only under limited circumstances. (See “Federal Tax Matters.”)

A participant in the Texas Optional Retirement Program (“ORP”) must obtain a certificate of termination from the participant’s employer before a Contract can be redeemed. The Attorney General of Texas has ruled that participants in the ORP may redeem their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures.

7. Death Benefit.

If the Annuitant dies during the Accumulation Period, prior to attaining age 75, we will pay to the designated Beneficiary the Contract Value less Debt as computed at the end of the Valuation Period next following our receipt of proof of death and the return of the Contract, or the total amount of Purchase Payments less Debt, whichever is greater. If a Contract has been subject to any partial withdrawal, the death benefit will be the greater of

•	the Contract Value less Debt, or

•	the total amount of Purchase Payments, minus both Debt and the aggregate dollar amount of all previous partial withdrawals.

If death occurs at age 75 or later, the death benefit is the Contract Value minus Debt.

You or the Beneficiary, as appropriate, may elect to have all or a part of the death proceeds paid to the Beneficiary under one of the Annuity Options described under “Annuity Options” below.

For Non-Qualified Contracts issued after January 19, 1985, if you are not the Annuitant and you die before the Annuitant, the death benefit will be paid to the designated Beneficiary. The available Annuity Options are limited by the Code, as described under “Annuity Options.” The death benefit is determined as stated above, except that your age at death is used in determining the amount payable. If the Beneficiary is your surviving spouse, the surviving spouse may elect to be treated as the successor Owner of the Contract and is not required to begin death benefit distribution. The issue age of the deceased Owner applies in computing the death benefit, payable at the death of a spouse who has elected to be treated as the successor Owner.

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For Contracts issued after March 1, 1997 and before May 1, 2000 as Individual Retirement Annuities, Simplified Employee Pensions or Non-Qualified Contracts, the death benefit will be determined as follows. If death occurs prior to the deceased’s attainment of age 90, the death benefit will be the greater of:

•	the total amount of Purchase Payments minus Debt minus the aggregate amount of all previous partial withdrawals,

•	the Contract Value minus Debt, or

•	the greatest Anniversary Value immediately preceding the date of death, minus Debt. The greatest Anniversary Value is equal to the highest Anniversary Value determined from the following. An Anniversary Value is calculated for each Contract anniversary before the deceased’s 81st birthday. The Anniversary Value for a particular Contract anniversary is the Contract Value on that anniversary, plus the dollar amount of any Purchase Payments made since that anniversary minus any withdrawals since that anniversary. If death occurs on or after the deceased’s 90th birthday, the death benefit will be the Contract Value minus Debt and minus previous withdrawals.

If you purchased the Contract between March 1, 1997 and May 1, 2000 as an Individual Retirement Annuity, Simplified Employee Pension or Non-Qualified Contract, the following restrictions on investment options apply. Effective May 1, 2005, the following Subaccounts will no longer be available if you have not previously invested in the Subaccount: AIM V.I. Financial Services, AIM V.I. Global Health Care (formerly AIM V.I. Health Sciences), Credit Suisse Trust-Emerging Markets, Franklin U.S. Government, Franklin Zero Coupon Fund 2010, JPMorgan International Equity, Mutual Shares Securities, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer Main Street Small Cap, Oppenheimer MidCap Fund/VA (formerly Oppenheimer Aggressive Growth), DWS Technology VIP and Templeton Developing Markets Subaccounts. (See “Change of Investments,” page 64.)

Guaranteed Minimum Death Benefit Rider.

The Guaranteed Minimum Death Benefit Rider (“GMDB”) is an optional Contract rider. You must elect GMDB on the initial Contract application. You cannot elect the GMDB rider after the date we issue the Contract. We reserve the right to offer the GMDB rider to outstanding Contracts, and we may discontinue the offering of the GMDB rider at any time. GMDB coverage may not be terminated. The current charge for the GMDB rider is 0.15% of the Contract Value. The GMDB rider may not be available in all states or through all distributors.

If you elect the GMDB rider, a death benefit will be paid to the designated Beneficiary upon the death of the Owner, or a joint Owner, during the Accumulation Period. If the Owner is not a natural person, we will pay the death benefit upon the death of any Annuitant. We will pay the death benefit to the Beneficiary when we receive due proof of death. We will then have no further obligation under the Contract.

We compute the death benefit at the end of the Valuation Period following our receipt of due proof of death and the return of this Contract. The proof may be a certified death certificate, the written statement of a physician or any other written proof satisfactory to us. The amount of the death benefit will be equal to the greater of items (1), (2) or (3) listed below, less Debt:

(1) the Contract Value or, if greater, the amount that would have been payable in the event of a full surrender on the date of death;

(2) the total amount of Purchase Payments less withdrawals accumulated at 5.00% per year to the earlier of your 85th birthday or date of death, increased by Purchase Payments made from your 85th birthday to the date of death and decreased by any adjustments for withdrawals from your 85th birthday to the date of death; or

(3) the greatest anniversary value immediately preceding the earlier of your 86th birthday or date of death, increased by Purchase Payments made since the date of the greatest anniversary value and decreased by any adjustments for withdrawals since that date. The anniversary value equals the Contract Value on each Contract anniversary during the Accumulation Period.

An adjustment for a withdrawal is the sum of any amount available as a dollar for dollar reduction, and a proportionate reduction. The maximum dollar for dollar reduction is 5% of the Dollar for Dollar Base, less any prior dollar for dollar withdrawals in the Contract Year. The Dollar for Dollar Base is total premiums less withdrawals assessed a withdrawal charge and less any Withdrawal Charges. A proportionate reduction is

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applicable when the withdrawal and any Withdrawal Charges exceed the maximum dollar for dollar reduction. The proportionate reduction is the amount in (2) and/or (3), reduced by any dollar for dollar reduction, multiplied by (a) divided by (b), where:

(a) is the withdrawal plus any Withdrawal Charges reduced by any dollar for dollar reduction, and

(b) is the Contract Value reduced by any dollar for dollar reduction.

The death benefit may be paid in a lump sum. This sum may be deferred for up to five years from the date of death. Instead of a lump sum payment, the Beneficiary may elect to have the death benefit distributed as stated in Annuity Option 1 for a period not to exceed the Beneficiary’s life expectancy, or Annuity Option 2 or Annuity Option 3 with the guarantee period based upon the life expectancy of the Beneficiary as prescribed by federal regulations. The Beneficiary must make this choice within 60 days of the time we receive due proof of death, and distribution must commence within one year of the date of death. It may start later if permitted by federal regulations.

If the Beneficiary is not a natural person, the Beneficiary must elect that the entire death benefit be distributed within five years of your death.

If this Contract was issued as a Non-Qualified Plan Contract, an IRA or Roth IRA and your spouse is the only primary Beneficiary when you die, your surviving spouse may elect to continue the Contract under one of three surviving spouse options.

Earnings Based Death Benefit Rider.

The Earnings Based Death Benefit rider (“EBDB”) is an optional Contract rider. The EBDB rider may be elected if the oldest Owner is 70 years old or younger at the time the Contract is issued. If you elect the EBDB rider, you must also elect the Guaranteed Minimum Death Benefit Rider (See “Guaranteed Minimum Death Benefit Rider.” above). You must elect GMDB on the initial Contract application. You cannot elect the EBDB rider after the date we issue the Contract. We reserve the right to offer the EBDB rider to outstanding Contracts, and we may discontinue the offering of the EBDB rider at any time. EBDB coverage may not be terminated. The current charge for the EBDB rider is 0.20% of the Contract Value. The EBDB rider may not be available in all states or through all distributors.

If elected, the death benefit will be as follows:

•	the Guaranteed Minimum Death Benefit (See “Guaranteed Minimum Death Benefit Rider” above); plus

•	the EBDB factor times the lesser of:

a.	remaining principal, or

b.	Contract Value minus remaining principal, but not less than zero.

The EBDB factor is 0.40 if death occurs prior to the 10th Contract anniversary, 0.50 if death occurs between the 10th and 15th Contract anniversaries and 0.70 if death occurs on or after the 15th Contract anniversary.

Remaining principal equals total Purchase Payments less the total principal withdrawn. The amount of total principal withdrawn is calculated by totaling the amount of principal withdrawn with each withdrawal. For any withdrawal, the amount of principal withdrawn is the amount by which the withdrawal exceeds the earnings in the Contract at the time of the withdrawal. Earnings, at any given time, is the amount by which the Contract Value exceeds the excess of total Purchase Payments over total withdrawals. Purchase Payments which we receive less than one year prior to death (other than the initial Purchase Payment) are not used in calculating the amount of remaining principal. For purposes of determining EBDB, earnings will not be less than zero.

The EBDB is calculated prior to the application of the Guaranteed Minimum Death Benefit.

8. Loans.

The Owner of a Contract issued as a tax sheltered annuity under Section 403(b) of the Internal Revenue Code (“Code”) or with a qualified plan under Code Section 401, may request a loan (if permitted by the

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Qualified Plan) any time during the Accumulation Period. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. In the case of loans made under Contracts which are subject to the Employee Retirement Income Security Act of 1974 (“ERISA”), additional requirements and limitations will apply such as those under the terms of the plan, Department of Labor regulations and ERISA. Because the rules governing loans under Code Section 403(b) contracts and ERISA qualified plans are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply. For loans subject to ERISA, you also may wish to consult your plan administrator.

Federal tax law requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within five years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

Interest will be charged on your loan amount. If your Contract is not subject to ERISA, the interest rate is 5.50%. If your Contract is subject to ERISA, the interest rate is based on Moody’s Corporate Bond Yield Average-Monthly Average Corporates (rounded to the nearest 0.25%). While a loan is outstanding, the value securing the loan will earn interest at the daily equivalent of the annual loan interest rate reduced by not more than 2.5%.

If there is an outstanding loan balance when the Contract is surrendered or annuitized, or when a death benefit is paid, the amount payable will be reduced by the amount of the loan outstanding plus accrued interest. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the investment accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your Contract Value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your Contract Value will be greater than it would have been had no loan been outstanding.

CONTRACT CHARGES AND EXPENSES

We deduct the following charges and expenses:

•	mortality and expense risk charge,

•	administration charge,

•	records maintenance charge,

•	withdrawal charge,

•	premium tax,

•	optional death benefit charges, and

•	optional MIAA expense charge. (See “Asset Allocation Service.”)

We may receive compensation from the investment advisers of the Funds for services related to the Funds. (See “The Funds,” page 58.)

Subject to certain expense limitations, investment management fees and other Fund expenses are indirectly borne by you.

We assess each Subaccount a daily asset charge for administration and mortality and expense risks at a rate of 1.30% per annum. Flexible Payment Contracts (no longer offered) have a daily asset charge of 1.0%. We may decrease these charges without notice, but will not exceed these amounts.

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A. ASSET-BASED CHARGES AGAINST THE SEPARATE ACCOUNT.

1. Mortality Risk.

Variable Annuity payments reflect the investment experience of each Subaccount but are not affected by changes in actual mortality experience or by actual expenses we incur.

Our mortality risk arises from two obligations. The first obligation we assume is to pay a guaranteed death benefit that may be greater than the Contract Value minus Debt. The second obligation we assume is to continue making annuity payments to each Annuitant for the entire life of the Annuitant under Annuity Options involving life contingencies. This assures each Annuitant that neither the Annuitant’s own longevity nor an improvement in life expectancy generally will have an adverse effect on the annuity payments received under a Contract and relieves the Annuitant from the risk of outliving the amounts accumulated for retirement.

2. Expense Risk.

We also assume the risk that all administrative expenses including Contract maintenance costs, administrative costs, data processing costs and costs of other services may exceed the Records Maintenance Charge or the amount recovered from the administrative cost portion of the daily asset charge.

3. Administration Charge.

The daily administration charge reimburses us for the expenses incurred for administering the Contracts, which include, among other things, responding to Owner inquiries, processing changes in Purchase Payment allocations and providing reports to Owners.

4. Guaranteed Minimum Death Benefit Rider Charge.

The annual charge for the Guaranteed Minimum Death Benefit rider is 0.15% of the Contract Value. For Purchase Payments allocated to the Fixed Account, the applicable credited rates will be reduced to reflect the relevant charge.

5. Earnings Based Death Benefit Rider Charge.

The annual charge for the Earnings Based Death Benefit rider is 0.20% of the Contract Value. For Purchase Payments allocated to the Fixed Account, the applicable credited rates will be reduced to reflect the relevant charge.

B. ASSET ALLOCATION SERVICE CHARGE.

The current annual charge for the optional MIAA program is 0.50% of the Contract Value allocated under the MIAA program. The MIAA annual charge deducted from your Contract is paid to PMG and is not a Contract charge retained by us. For new Contracts, the annual charge may be increased up to a maximum of 1.00%. If the MIAA charge is increased, the higher charge will be applicable only to Contracts purchased on or after the effective date of the higher MIAA charge. The MIAA expense is paid by quarterly withdrawals from your Contract Value. The quarterly MIAA expense equals, with respect to the amount in each Subaccount covered by the MIAA program the average daily number of units in that Subaccount covered by the MIAA program, multiplied by the ending unit value for that Subaccount, plus amounts in the Fixed Account covered by the MIAA program, and multiplied by 0.125%. You will also be charged a MIAA initial set up fee of $30.00.

C. RECORDS MAINTENANCE CHARGE.

We assess a quarterly Records Maintenance Charge during the Accumulation Period against each Contract participating in one or more of the Subaccounts during the calendar quarter whether or not any Purchase Payments have been made during the year. The quarterly Records Maintenance Charge is:

•	$7.50 quarterly for Contracts with Contract Value under $25,000 on the date of assessment.

•	$3.75 quarterly for Contracts with Contract Value between $25,000 and $50,000 on the date of assessment.

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•	No Records Maintenance Charge for Contracts with Contract Value of $50,000 or more on the date of assessment.

The record maintenance charge is not assessed during the Annuity Period.

The Records Maintenance Charge reimburses us for expenses incurred in establishing and maintaining the records relating to a Contract’s participation in the Separate Account. The Records Maintenance Charge is assessed at the end of each calendar quarter and constitutes a reduction in the net assets of each Subaccount.

At any time the Records Maintenance Charge is assessed, the applicable charge is assessed ratably against each Subaccount in which the Contract is participating and a number of Accumulation Units sufficient to equal the proper portion of the charge is redeemed from such Subaccount, or from the General Account Contract Value if necessary to meet the assessment.

D. WITHDRAWAL CHARGE.

We do not deduct a sales charge from any Purchase Payment. However, a Withdrawal Charge covers Contract sales expenses, including commissions and other distribution, promotion and acquisition expenses.

Each Contract Year, you may withdraw, without Withdrawal Charge, 10% of the Contract Value.

If you withdraw a larger amount, the excess Purchase Payments and interest attributed to the Purchase Payments withdrawn are subject to a Withdrawal Charge. The Withdrawal Charge applies in the first six Contribution Years following each Purchase Payment as follows:

Contribution Year	Withdrawal Charge
First	6%
Second	5%
Third	4%
Fourth	3%
Fifth	2%
Sixth	1%
Seventh and following	0%

Purchase Payments are deemed surrendered in the order in which they were received.

When a withdrawal is requested, you receive a check in the amount requested. If a Withdrawal Charge applies, Contract Value is reduced by the Withdrawal Charge and the dollar amount sent to you.

Because Contribution Years are based on the date each Purchase Payment is made, you may be subject to a Withdrawal Charge even though the Contract may have been issued many years earlier. (For additional details, see “Withdrawals During the Accumulation Period.”) The aggregate Withdrawal Charges assessed will never exceed 7.25% of the aggregate Purchase Payments.

Currently, we anticipate Withdrawal Charges will not fully cover distribution expenses. Unrecovered distribution expenses may be recovered from our general assets. Those assets may include proceeds from the mortality and expense risk charge.

The Withdrawal Charge also applies at annuitization to amounts attributable to Purchase Payments in their sixth Contribution Year or earlier. No Withdrawal Charge applies upon annuitization if you select Annuity Options 2, 3 or 4 or if payments under Annuity Option 1 are scheduled to continue for at least five years. (See “The Annuity Period—Annuity Options” for a discussion of the Annuity Options available.)

We may reduce or eliminate the Withdrawal Charge if we anticipate that we will incur lower sales expenses or perform fewer services because of economies due to the size of a group, the average contribution per participant, or the use of mass enrollment procedures. For Qualified Contracts, Withdrawal Charges will be waived if a Contract is surrendered in the sixth Contract Year or later when the Annuitant is at least 59 1/2 years old at the time of such surrender. No Withdrawal Charge applies to Contracts sold to officers, directors and employees of KILICO and Scudder Variable Series II (“SVS II”), SVS II investment advisers and principal underwriter or certain affiliated companies, or to any trust, pension, profit-sharing or other benefit plan for such persons.

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E. INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES.

Each Portfolio’s net asset value reflects the deductions of investment management fees and certain general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. Further detail is provided in the attached prospectuses for the Portfolios and the Funds’ statements of additional information.

F. STATE PREMIUM TAXES.

Certain state and local governments impose a premium tax ranging from 0% to 3.50% of Purchase Payments. If we pay state premium taxes, we may charge the amount paid against Contract Value upon annuitization if not previously assessed. (See “Appendix—State Premium Tax Chart” in the Statement of Additional Information.)

G. REDUCTION OR ELIMINATION OF CERTAIN CHARGES.

Contracts may be available for purchase in certain group or sponsored arrangements that qualify for reductions or eliminations of certain charges, the time periods in which such charges apply, or both. Group arrangements include those in which a trustee, an employer or an association purchases Contracts covering a group of individuals. Sponsored arrangements include those in which an employer or association allows us to offer Contracts to its employees or members on an individual basis.

In certain circumstances, the risk of adverse mortality and expense experience for Contracts purchased in certain group or sponsored arrangements may be reduced. Then, the daily asset charge for mortality and expense costs may likewise be reduced. The daily administration charge and the Records Maintenance Charge may also be reduced or eliminated if we anticipate lower administrative expenses. In certain other circumstances, sales expenses for Contracts purchased in certain group or sponsored arrangements may be reduced or eliminated and the applicable Withdrawal Charges may be reduced or eliminated.

In determining whether a group or sponsored arrangement qualifies for reduced or eliminated charges, we will consider among other factors:

•	the size and type of group to which sales are to be made and administrative services provided, and the persistency expected from the group;

•	the total amount of Purchase Payments to be received and the method in which they will be remitted;

•	any prior or existing relationship with us;

•	the level of commission paid to selling broker-dealers;

•	the purpose for which the Contract is being purchased, and whether that purchase makes it likely that sales costs and administrative expenses will be reduced; and

•	the frequency of projected surrenders or distributions.

We make any reductions or eliminations according to objective guidelines in effect when an application for a Contract is approved. We may change these guidelines from time to time. Any variation in the charges will reflect differences in costs or services and will be offered uniformly to all members of the group or sponsored arrangement. In no event will a charge reduction or elimination be permitted if it is unfairly discriminatory to any person or prohibited by law.

THE ANNUITY PERIOD

Contracts may be annuitized under one of several Annuity Options. Annuity payments will begin on the Annuity Date under the Annuity Option you select.

1. Annuity Payments.

Annuity payments are based on:

•	the annuity table specified in the Contract,

•	the selected Annuity Option, and

•	the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

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Under variable annuitization, the Annuitant receives the value of a fixed number of Annuity Units each month. An Annuity Unit’s value reflects the investment performance of the Subaccount(s) selected. The amount of each annuity payment varies accordingly. Annuity payments may be subject to a Withdrawal Charge. (For additional details, see “Withdrawal Charge.”)

2. Annuity Options.

You may elect one of the Annuity Options. You may decide at any time (subject to the provisions of any applicable retirement plan) to begin annuity payments. You may change an Annuity Option before the Annuity Date. For a Non-Qualified Contract, if no other Annuity Option is elected, monthly annuity payments will be made in accordance with Option 3 below with a ten (10) year period certain. For a Qualified Contract, if no other Annuity Option is elected, monthly annuity payments will be made in the form of a qualified joint and survivor annuity with a monthly income at two-thirds of the full amount payable during the lifetime of the surviving payee. Generally, annuity payments are made in monthly installments. However, we may make a lump sum payment if the net proceeds available to apply under an Annuity Option are less than $2,000. In addition, if the first monthly payment is less than $25, we may change the frequency of payments to quarterly, semiannual or annual intervals so that the initial payment is at least $25.

The amount of periodic annuity payments may depend upon:

•	the Annuity Option selected;

•	the age and sex of the payee; and

•	the investment performance of the selected Subaccount(s) (if variable annuitization is elected).

For example:

•	If Option 1, income for a specified period, is selected, shorter periods result in fewer payments with higher values.

•	If Option 2, life income, is selected, it is likely that each payment will be smaller than would result if income for a short period were specified.

•	If Option 3, life income with installments guaranteed, is selected, each payment will probably be smaller than would result if the life income Option were selected.

•	If Option 4, the joint and survivor annuity, is selected, each payment is smaller than those measured by an individual life income option.

The age of the payee also influences the amount of periodic annuity payments because an older payee is expected to have a shorter life span, resulting in larger payments. The sex of the payee influences the amount of periodic payments. Finally, if you participate in a Subaccount with higher investment performance, it is likely the payee will receive a higher periodic payment.

If you die before the Annuity Date, available Annuity Options are limited. The Annuity Options available are:

•	Option 2, or

•	Option 1 or 3 with a specified period or certain period no longer than the life expectancy of the Beneficiary. The life expectancy of the Beneficiary must be at least five years from your death to elect these options.

The death benefit distribution must begin no later than one year from your death, unless a later date is permitted by federal regulation.

If the Beneficiary is not an individual, the entire interest must be distributed within five years of your death.

Option 1—Income for Specified Period.

Option 1 provides an annuity payable monthly for a selected number of years ranging from five to thirty. Upon the payee’s death, if the Beneficiary is an individual, we automatically continue payments to the Beneficiary for the remainder of the period specified. If the Beneficiary is not an individual (e.g., an estate or trust), we pay the discounted value of the remaining payments in the specified period. Although there is no life contingency risk associated with Option 1, we continue to deduct the daily mortality and expense risk and administration charges.

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Payees may elect to cancel all or part of the remaining payments due under Option 1. We then pay the discounted value of the remaining payments.

Option 2—Life Income.

Option 2 provides for an annuity payable monthly over the lifetime of the payee. If Option 2 is elected, annuity payments terminate automatically and immediately on the payee’s death without regard to the number or total amount of payments made. Thus, it is possible for a payee to receive only one payment if death occurred prior to the date the second payment was due.

Option 3—Life Income with Installments Guaranteed.

Option 3 provides an annuity payable monthly during the payee’s lifetime. However, Option 3 also provides for the automatic continuation of payments for the remainder of the specified period if the Beneficiary is an individual and payments have been made for less than the specified period. The period specified may be five, ten, fifteen or twenty years. If the Beneficiary is not an individual, we pay the discounted value of the remaining payments in the specified period.

Option 4—Joint and Survivor Annuity.

Option 4 provides an annuity payable monthly while both payees are living. Upon either payee’s death, the monthly income payable continues over the life of the surviving payee at a percentage specified when Option 4 is elected. Annuity payments terminate automatically and immediately upon the surviving payee’s death without regard to the number or total amount of payments received.

3. Allocation of Annuity.

You may elect to have payments made on a fixed or variable basis, or a combination of both. You may exercise the transfer privilege during the Accumulation Period to arrange for variable or fixed annuitization. Any General Account Contract Value will be annuitized on a fixed basis. Any Separate Account Contract Value will be annuitized on a variable basis. Transfers during the Annuity Period are permitted subject to certain limitations.

4. Transfers During the Annuity Period.

During the Annuity Period, the payee may, by written request, transfer Subaccount Value from one Subaccount to another Subaccount or to the Fixed Account, subject to the following limitations:

•	Transfers among Subaccounts are prohibited during the first year of the Annuity Period; subsequent transfers are limited to one per year.

•	All interest in a Subaccount must be transferred.

•	If we receive notice of transfer to a Subaccount more than seven days before an annuity payment date, the transfer is effective during the Valuation Period after the date we receive the notice.

•	If we receive notice of transfer to a Subaccount less than seven days before an annuity payment date, the transfer is effective during the Valuation Period after the annuity payment date.

•	Transfers to the Fixed Account are available only on an anniversary of the first Annuity Date. We must receive notice at least 30 days prior to the anniversary.

A Subaccount’s Annuity Unit value is determined at the end of the Valuation Period preceding the effective date of the transfer. We may suspend, change or terminate the transfer privilege at any time.

5. Annuity Unit Value.

Annuity Unit value is determined independently for each Subaccount.

Annuity Unit value for any Valuation Period is:

•	Annuity Unit value for the preceding Valuation Period, times

•	the net investment factor for the current Valuation Period, times

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•	an interest factor which offsets the 2.5% per annum rate of investment earnings assumed by the Contract’s annuity tables.

The net investment factor for a Subaccount for any Valuation Period is:

•	the Subaccount’s Accumulation Unit value at the end of the current Valuation Period, plus or minus the per share charge or credit for taxes reserved, divided by

•	the Subaccount’s Accumulation Unit value at the end of the preceding Valuation Period, plus or minus the per share charge or credit for taxes reserved.

6. First Periodic Payment Under Variable Annuity.

When annuity payments begin, the value of the Contract interest is:

•	Accumulation Unit values at the end of the Valuation Period falling on the 20th or 7th day of the month before the first annuity payment is due, times

•	the number of Accumulation Units credited at the end of the Valuation Period, minus

•	premium taxes and Withdrawal Charges.

The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the applicable annuity table by the number of thousands of dollars of Contract Value.

A 2.5% per annum rate of investment earnings is assumed by the Contract’s annuity tables. If the actual net investment earnings rate exceeds 2.50% per annum, payments increase accordingly. Conversely, if the actual rate is less than 2.50% per annum, annuity payments decrease.

7. Subsequent Periodic Payments Under a Variable Annuity.

Later annuity payments are determined by multiplying the number of Annuity Units by the Annuity Unit value at the Valuation Period before each annuity payment is due. The first annuity payment is divided by the Annuity Unit value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. This number does not change.

8. Fixed Annuity Payments.

Each Fixed Annuity payment is determined from tables we prepare. These tables show the monthly payment for each $1,000 of Contract Value allocated to a Fixed Annuity. Payment is based on the Contract Value at the date before the annuity payment is due. Fixed Annuity payments do not change regardless of investment, mortality or expense experience.

9. Death Proceeds.

If the payee dies after the Annuity Date while the Contract is in force, the death proceeds, if any, depend upon the form of annuity payment in effect at the time of death. (See “Annuity Options.”)

FEDERAL TAX MATTERS

A. INTRODUCTION

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the “Code”), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. In addition, we make no guarantee regarding any tax treatment—federal, state, or local—of any Contract or of any transaction involving a Contract.

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B. OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a “regulated investment company”. Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a Contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.

C. TAXATION OF ANNUITIES IN GENERAL

1. Tax Deferral During Accumulation Period

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

•	the Contract must be owned by an individual,

•	Separate Account investments must be “adequately diversified”,

•	we, rather than you, must be considered the owner of Separate Account assets for federal tax purposes, and

•	annuity payments must appropriately amortize Purchase Payments and Contract earnings.

Non-Natural Owner. As a general rule, deferred annuity contracts held by “non-natural persons”, such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural owner. There are exceptions to this general rule for non-natural owners. Contracts are generally treated as held by a natural person if the nominal owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

•	certain Contracts acquired by a decedent’s estate due to the death of the decedent,

•	certain Qualified Contracts,

•	certain Contracts used with structured settlement agreements, and

•	certain Contracts purchased with a single premium when the annuity starting date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.

Diversification Requirements. For a contract to be treated as an annuity for federal income tax purposes, separate account investments must be “adequately diversified”. The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the owner would generally be taxed on the difference between the contract value and the purchase payments.

Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered “adequately diversified.”

Ownership Treatment. In certain circumstances, a variable annuity contract owner may be considered the owner of the assets of the separate account supporting the contract. Then, income and gains from separate account assets are includible in the owner’s gross income. The Internal Revenue Service (“IRS”), in published rulings, stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses the ability to exercise investment control over the assets. As of the date of the Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to allocate the Contract Value among the Subaccounts may cause you to be considered the owner of the assets of the Separate Account.

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We do not know what limits may be set forth in any guidance that the IRS may issue, or whether any such limits will apply to existing Contracts. We therefore reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the owner of the Separate Account assets. However, there is no assurance that such efforts would be successful.

Delayed Annuity Dates. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age, e.g., past age 85, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the owner of Separate Account assets.

2. Taxation of Partial and Full Withdrawals

Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the “investment in the contract.” This amount is referred to as the “income on the contract.” Full withdrawals are also includible in income to the extent they exceed the “investment in the contract.” Investment in the contract equals the total of Purchase Payments minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income.

Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee’s investment in the contract is increased to reflect the increase in your income.

The Contract’s optional death benefits, if elected, may exceed Purchase Payments or Contract Value. As described in the Prospectus, we impose certain charges with respect to these death benefits. It is possible that those charges (or some portion) could be treated as a partial withdrawal. As described elsewhere in the Prospectus, you may elect to enter into a separate investment advisory agreement pursuant to which you will receive asset allocation services (“MIAA”). For Non-Qualified Contracts, payments of MIAA Expense and Set Up Fees are treated as a partial withdrawal for tax purposes. This means the MIAA Expense and Set Up Fee are taxable distributions to you and may subject you to an additional 10% tax penalty.

If the Contract includes the Guaranteed Retirement Income Benefit rider (the “GRIB rider”), and the Guaranteed Retirement Income Benefit Base is greater than the Contract Value, it is possible that the income on the contract could be a greater amount than would otherwise be the case. This could result in a larger amount being included in your income in connection with a partial withdrawal, assignment, pledge or other transfer.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

3. Taxation of Annuity Payments

Normally, the portion of each annuity payment taxable as income equals the payment minus the exclusion amount. The exclusion amount for variable annuity payments is the “investment in the contract” allocated to the variable annuity option and adjusted for any period certain or refund feature, divided by the number of payments expected to be made. The exclusion amount for fixed annuity payments is the payment times the ratio of the investment in the contract allocated to the fixed annuity option and adjusted for any period certain or refund feature, to the expected value of the fixed annuity payments.

Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the annuitant in the last taxable year.

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With respect to a Contract issued with the GRIB rider, the Annuitant may elect to receive a lump sum payment after the Annuity Date. In the case of a Non-Qualified Contract, the Company will treat a portion of such lump sum payment as includible in income, and will determine the taxable portion of subsequent annuity payments by applying an exclusion ratio to the periodic payments. However, the federal income tax treatment of such a lump sum payment, and of the periodic payments made thereafter, is uncertain. It is possible that the IRS could take a position that greater amounts are includible in income than the Company currently believes is the case. Prior to electing a lump sum payment after the Annuity Date, you should consult a tax adviser about the tax implications of making such an election.

4. Taxation of Death Benefits

Amounts may be distributed upon your or the Annuitant’s death. Before the Annuity Date, death benefits are includible in income and:

•	if distributed in a lump sum are taxed like a full withdrawal, or

•	if distributed under an Annuity Option are taxed like annuity payments.

After the Annuity Date, where a guaranteed period exists and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in income as follows:

•	if received in a lump sum are includible in income to the extent they exceed the unrecovered investment in the contract, or

•	if distributed in accordance with the selected annuity option are fully excludable from income until the remaining investment in the contract is deemed to be recovered.

Thereafter, all annuity payments are fully includible in income.

5. Penalty Tax on Premature Distributions

A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

•	received on or after you reach age 59 1/2,

•	received due to your disability,

•	made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant’s death,

•	made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated beneficiary (within the meaning of the tax law),

•	made under a Contract purchased with a single premium when the annuity starting date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually, or

•	made with annuities used with certain structured settlement agreements.

Other exceptions may apply.

6. Aggregation of Contracts

The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

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7. Exchange of Annuity Contracts

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the Contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (e.g. as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See “Aggregation of Contracts.”) You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.

8. Loss of Interest Deduction Where Contracts Are Held by or for the Benefit of Certain Non-Natural Persons

For Contracts issued after June 8, 1997 to a non-natural owner, all or some portion of otherwise deductible interest may not be deductible by the owner. However, this interest deduction disallowance does not affect Contracts where the Owner is taxable each year on the investment income under the Contract. Entities considering purchasing the Contract, or entities that will be beneficiaries under a Contract, should consult a tax adviser.

D. QUALIFIED PLANS

The Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code (“Qualified Plans”). Such Contracts are referred to as “Qualified Contracts.” Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. Persons intending to use the Contract in connection with qualified plans should consult a tax adviser.

Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract’s features other than tax deferral, including the availability of lifetime annuity payments and death benefit protection.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no “investment in the contract” and the total amount received may be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, the number of allowable loans and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If this Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant’s spouse, the annuity options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.

Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefit under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

If you purchased a Qualified Contract with a GRIB rider and elect to receive a lump sum payment of a portion of the annuity income payments, it is possible that the remaining annuity income payments will not satisfy the minimum distribution requirements. You should consult a tax adviser about the implications under the minimum distribution requirements of taking a lump sum payment under the GRIB rider.

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A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

•	received after you reach age 59 1/2,

•	received after your death or because of your disability, or

•	made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may apply.

Qualified Contracts are amended to conform to plan requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.

1. Qualified Plan Types

We may issue Contracts for the following types of Qualified Plans.

Individual Retirement Annuities. The Code permits eligible individuals to contribute to an individual retirement annuity known as an “IRA.” IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be “rolled over” on a tax-deferred basis into an IRA. The Contract may not fund a “Coverdell Education Savings Account” (formerly known as an “Education IRA”).

Simplified Employee Pensions (SEP IRAs). The Code allows employers to establish simplified employee pension plans, using the employees’ IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

SIMPLE IRAs. The Code permits certain small employers to establish “SIMPLE retirement accounts,” including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

Roth IRAs. The Code permits contributions to an IRA known as a “Roth IRA.” Roth IRAs differ from other IRAs in certain respects, including:

•	Roth IRA contributions are never deductible,

•	”qualified distributions” from a Roth IRA are excludable from income,

•	mandatory distribution rules do not apply before death,

•	a rollover to a Roth IRA must be a “qualified rollover contribution,” under the Code,

•	special eligibility requirements apply, and

•	contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.

All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. You must be eligible for a qualified rollover contribution to convert an IRA to a Roth IRA. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion. Persons with adjusted gross incomes in excess of $100,000 or who are married and file a separate return are not eligible to make a qualified rollover contribution or a transfer in a taxable year from a non-Roth IRA to a Roth IRA.

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Any “qualified distribution”, as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

Tax-Sheltered Annuities. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from taxable gross income. These annuity contracts are commonly referred to as “tax-sheltered annuities”. If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the Contracts. In particular, you should consider that the Contract provides optional death benefits that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value (See “8. Guaranteed Minimum Death Benefit” and “9. Earnings Based Death Benefit”). It is possible that such death benefits could be characterized as incidental death benefits. If the death benefit were so characterized, this could result in currently taxable income to you. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

•	contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

•	earnings on those contributions, and

•	earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 59 1/2, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. Direct Rollovers

If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any “eligible rollover distribution” from the Contract will be subject to “direct rollover” and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such a qualified retirement plan, excluding certain amounts such as:

•	minimum distributions required under Section 401(a)(9) of the Code, and

•	certain distributions for life, life expectancy, or for 10 years or more which are part of a “series of substantially equal periodic payments.”

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain types of qualified retirement plans. Prior to

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receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless the payee notifies us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

DISTRIBUTION OF CONTRACTS

The Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. The agents are also registered representatives of registered broker-dealers who are members of the National Association of Securities Dealers, Inc. Sales commissions may vary, but are not expected to exceed 6.25% of Purchase Payments. In addition to commissions, we may pay additional promotional incentives, in the form of cash or other compensation, to selling broker-dealers. These incentives may be offered to certain licensed broker-dealers that sell or are expected to sell certain minimum amounts during specified time periods. The Contracts are distributed through the principal underwriter for the Separate Account:

Investors Brokerage Services, Inc. (“IBS”)

2500 Westfield Drive

Elgin, Illinois 60123-7836

IBS enters into selling group agreements with affiliated and unaffiliated broker-dealers. All of the investment options may not be available to all Owners. The investment options are available only under Contracts that are sold or serviced by broker-dealers having a selling group agreement with IBS authorizing the sale of Contracts with the investment options specified in this Prospectus. Other distributors may sell and service contracts with different contract features, charges and investment options.

VOTING RIGHTS

Proxy materials in connection with any Fund shareholder meeting are delivered to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. We vote all Fund shares proportionately in accordance with instructions received from Owners. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote. A Fund is not required to hold annual shareholders’ meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

Owners have voting rights in a Fund or Portfolio based upon the Owner’s proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before surrender, the Annuity Date or the death of the Annuitant. Thereafter, the payee entitled to receive Variable Annuity payments has voting rights. During the Annuity Period, Annuitants’ voting rights decrease as Annuity Units decrease.

REPORTS TO CONTRACT OWNERS AND INQUIRIES

Each calendar quarter we send you a statement showing amounts credited to each Subaccount and to the Fixed Account Option. It also shows the interest rate(s) that we are crediting upon amounts held in the Fixed Account Option. In addition, if you transfer amounts among the investment options or make additional payments, you receive written confirmation of these transactions. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Funds or Portfolios that underlie the Subaccounts in which you invest and a list of the securities held by that Fund or Portfolio. Read all reports carefully. If you find any errors, please contact us promptly to correct them.

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You will have access to Contract information through the Interactive Voice Response System (IVR) at (888) 477-9700. You will also be able to access your account information from the website at www.chaseinsurancecompany.com.

You may direct inquiries to the selling agent or may call (888) 477-9700 or write to Kemper Investors Life Insurance Company, Contact Center, 2500 Westfield Drive, Elgin, Illinois 60123-7836.

DOLLAR COST AVERAGING

Under our Dollar Cost Averaging program, a predesignated portion of any Subaccount or the Fixed Account is automatically transferred on a monthly, quarterly, semi-annual or annual basis for a specified duration to other Subaccounts and the Fixed Account.

The theory of a DCA program is that by investing at regular and level increments over time, you will be able to purchase more Accumulation Units when the Accumulation Unit value is relatively low and less Accumulation units when the Accumulation Unit value is relatively high. DCA generally helps reduce the risk of purchasing Accumulation Units when market prices are high and selling when market prices are low. However, participation in the DCA program does not assure you of greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Subaccount (other than a Subaccount which maintains a stable net asset value), are less likely to produce the desired effect of the DCA program and may have the effect of reducing the average price of the Subaccount shares being redeemed.

The Owner may select any day of the month except for the 29th, 30th or 31st for the DCA transfers to occur. The Dollar Cost Averaging program is available only during the Accumulation Period. You may enroll any time by completing our Dollar Cost Averaging form. We must receive the enrollment form at least five business days before the transfer date.

The minimum transfer amount is $100 per Subaccount or Fixed Account. At the time Dollar Cost Averaging is elected, the total Contract Value in the Subaccount or Fixed Account from which transfers will be made must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.

Dollar Cost Averaging ends if:

•	the number of designated monthly transfers has been completed,

•	Contract Value in the transferring account is insufficient to complete the next transfer; the remaining amount is transferred,

•	we receive your written termination at least five business days before the next transfer date, or

•	the Contract is surrendered or annuitized.

If the General Account balance is at least $10,000, you may elect automatic monthly or calendar quarter transfers of interest accrued in the General Account to one or more of the Subaccounts. Transfers are made within five business days of the end of the month or calendar quarter, as applicable. We must receive the enrollment form at least ten days before the end of the month or calendar quarter, as applicable.

SYSTEMATIC WITHDRAWAL PLAN

We offer a Systematic Withdrawal Plan (“SWP”) allowing you to preauthorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw selected amounts from the Fixed Account or from any of the Subaccounts on a monthly, quarterly, semi-annual or annual basis. The SWP is available when you request a minimum $100 periodic payment. If the amounts distributed under the SWP exceed the free withdrawal amount, the Withdrawal Charge is applied on any amounts exceeding the free withdrawal amount. Withdrawals taken under the SWP may be subject to the 10% tax penalty on early withdrawals and to income taxes and withholding. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give thirty days’ notice if we amend the SWP. The SWP may be terminated at any time by you or us.

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ASSET ALLOCATION SERVICE

You may elect, where available, to enter into a separate investment advisory service agreement with PMG Asset Management, Inc. (“PMG”). PMG is registered as an investment adviser with the SEC. For a fee, PMG provides a discretionary asset allocation service under its Managed Investment Advisory Account (“MIAA”) which is fully described in a separate disclosure statement. Under an agreement with PMG, Ibbotson Associates, Inc. (“Ibbotson”) performs certain functions for the MIAA program. Ibbotson is an unaffiliated registered investment adviser. MIAA is not available in all states or through all distributors.

A. SUMMARY OF THE SERVICE PROVIDED.

Under MIAA, your Contract Value is allocated among certain Subaccounts and the Fixed Account. PMG selects the appropriate allocation model based on your financial objectives and risk tolerance, utilizing Ibbotson’s proprietary analysis of the Subaccounts and the underlying Funds. PMG then periodically transfers Contract Value between the Subaccounts and the Fixed Account in accordance with your selected allocation model.

B. MIAA CHARGES.

PMG’s current annual charge for the optional MIAA program is one-half of one percent (0.50%) of the Contract Value allocated under the MIAA program. The MIAA annual charge deducted from your Contract is paid to PMG and is not a Contract charge retained by us. The annual charge may be increased for new Contracts up to a maximum of one percent (1.00%). If the MIAA expense charge is increased, the higher charge will be applicable only to Contracts purchased on or after the effective date of the higher MIAA expense charge. The MIAA expense charge is paid by quarterly withdrawals from your Contract Value. The quarterly MIAA expense charge equals, with respect to the amount in each Subaccount covered by the MIAA program, the average daily number of units in that Subaccount covered by the MIAA program, multiplied by the ending unit value for that Subaccount, plus amounts in the Fixed Account covered by the MIAA program, and multiplied by 0.125%. You will also be charged an MIAA initial set up fee (“Set Up Fee”) of $30.00.

C. TAX TREATMENT OF FEES AND CHARGES.

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted in the application of the law to individual circumstances.

For Qualified Contracts, the MIAA expense charge and Set Up Fee will not be treated as taxable distributions. For Non-Qualified Contracts, payments of the MIAA expense charge and Set Up Fee are treated as a partial withdrawal for income tax purposes. This means the MIAA expense charge and Set Up Fee are taxable distributions to you and may subject you to an additional 10% tax penalty.

D. RISKS TO YOU.

When you elect the MIAA program, you understand that:

•	all investments involve risk, the amount of which may vary significantly,

•	performance cannot be predicted or guaranteed, and

•	the value of your allocations in the Subaccounts will fluctuate due to market conditions and other factors.

PMG has not authorized anyone to make any guarantee, either written or oral, that your investment objectives will be met.

PMG has a fiduciary relationship with its investment advisory clients and seeks to perform services in a professional manner. However, except for negligence, malfeasance, or violations of applicable law, PMG and its officers, directors, agents and employees are not liable for any action performed or omitted to be performed or for any errors of judgment in your asset allocation or in transferring your Contract Value. The federal securities laws impose liabilities under certain circumstances on persons who act in good faith and, therefore, nothing herein in any way constitutes a waiver or limitation on any rights that you may have under federal securities laws.

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E. TERMINATION.

You may terminate your participation in the MIAA program at any time by contacting us. If you terminate within 5 business days of enrolling in the MIAA program, you will not be charged any MIAA expense charge or Set Up Fee. Otherwise, you will be charged any unpaid MIAA expense charge for the period before your termination, and your Set Up Fee will not be refunded. PMG reserves the right, however, to waive the collection of any unpaid MIAA expense charge upon termination.

F. CONFLICTS OF INTEREST.

The MIAA program is marketed directly by officers of PMG and through solicitors who recommend the MIAA program, but who have no discretionary investment authority. The PMG solicitor is a registered representative with a broker-dealer registered under the Securities Exchange Act of 1934. As such, the PMG solicitor may receive or may have received commissions for your purchase of your Contract. PMG solicitors may also receive a portion of the MIAA expense charge (See “MIAA Charges”) as compensation. You will be charged the same fees for the MIAA program whether or not a PMG solicitor is involved. Since the PMG solicitor may receive commissions for the purchase of your Contract and may receive a portion of the MIAA Expense charged to your Contract, there is a potential for a conflict of interest.

PROVISIONS OF PRIOR CONTRACTS

Certain provisions of the Contract became effective upon the later of June 1, 1993 or the date of state approval. Please consult your Contract for its specific provisions. If the provisions are not yet approved in your state, you will receive an earlier version of the Contract and the following provisions will apply:

Fixed Accumulation Options. Fixed accumulations and benefits under the prior contracts are provided in two Fixed Accumulation Options of the General Account. Any portion of the purchase payment allocated to a Fixed Accumulation Option is credited with interest daily at a rate declared by us in our sole discretion, but not less than 4%.

Transfers During The Accumulation Period. During the Accumulation Period, you may transfer the General Account II Contract value minus 125% of Debt twice during the Contract Year to one or more Subaccounts or to General Account I in the thirty day period following the anniversary of a Contract year or the thirty day period following the date of the confirmation statement provided for the period through the anniversary date, if later.

Withdrawals During The Accumulation Period. You may request a partial withdrawal subject to the following conditions:

•	The amount requested must be at least $500 or your entire interest in the Subaccount, General Account I or General Account II from which withdrawal is requested.

•	Your Contract interest in the Subaccount, General Account I or General Account II from which the withdrawal is requested must be at least $500 after the withdrawal is completed.

Loans. For non-ERISA loans under Section 403(b), the loan interest rate is 6%. While the loan is outstanding, the portion of the General Account Contract Value that equals the debt will earn interest at a rate 2% less than loan rate.

Records Maintenance Charge. We will assess an annual Records Maintenance Charge of $25 during the Accumulation Period against each Contract which has participated in one or more of the Subaccounts during the calendar year whether or not any purchase payments have been made during the year. The imposition of the Records Maintenance Charge will be made on December 31st of each year.

Annuity Unit Value and First Periodic Payment. For purposes of determining the value of an Annuity Unit and the amount of the first annuity payment, the assumed interest rate is 4%, which is also reflected in the annuity tables contained in the Contracts.

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LEGAL PROCEEDINGS

There are no material legal proceedings pending to which the Separate Account, KILICO or IBS is a party.

TABLE OF CONTENTS—STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information, Table of Contents is: Services to the Separate Account; State Regulation; Condensed Financial Information; Experts; Financial Statements; Report of Independent Registered Public Accounting Firm; Financial Statements of Separate Account; Report of Independent Registered Public Accounting Firm; Financial Statements of Kemper Investors Life Insurance Company; Appendix A State Premium Tax Chart; and Appendix B Condensed Financial Information. The Statement of Additional Information should be read in conjunction with this Prospectus.

FINANCIAL STATEMENTS

The financial statements of KILICO and the Separate Account are set forth in the Statement of Additional Information. The financial statements of KILICO should be considered primarily as bearing on our ability to meet our obligations under the Contracts. The Contracts are not entitled to participate in our earnings, dividends or surplus.

CONTRACTS ISSUED MAY 1, 2001 THROUGH FEBRUARY 18, 2002

Guaranteed Retirement Income Benefit: General

The Guaranteed Retirement Income Benefit (“GRIB”) was an optional Contract benefit available under Contracts issued on or after May 1, 2001 and before February 19, 2002. GRIB is not offered on Contracts issued on or after February 19, 2002. We reserve the right to begin offering GRIB at any time.

GRIB provides a guaranteed amount of annuity payments for the lifetime of the Annuitant or for a period certain upon annuitization as described below. GRIB may be exercised only within thirty days after a Contract anniversary after the end of your seven or ten year waiting period or after any subsequent Contract anniversary date. The waiting period may not extend beyond the Annuity Date.

If you elected the GRIB rider, the charge is 0.40% and 0.30% of the Contract Value, respectively, for the seven and ten year waiting periods. The GRIB rider charge is in addition to the Contract charges and expenses appearing in the “Summary of Expenses”. Within 30 days after the second Contract anniversary or any Contract anniversary thereafter, you are permitted to replace your existing GRIB rider with any GRIB rider, if any, then currently being offered by us. The new GRIB benefit and waiting period will begin on the day you elect to replace the existing GRIB rider. You may cancel the GRIB rider at any time by written notice to us. Once cancelled, GRIB may not be elected again. Since any guaranteed benefits under GRIB will be lost, you should carefully consider your decision to cancel GRIB.

GRIB only applies to the determination of income payments upon annuitization in the circumstances described in this section of the Prospectus. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders, or death benefits. If you surrender your Contract, you will not receive any benefit under GRIB.

Annuity Payments with GRIB

Annuity payments are based on the greater of:

(1) the income provided by applying the GRIB base to the guaranteed annuity factors, or

(2) the income provided by applying the Contract Value to the current annuity factors.

The GRIB base is the greater of (1), (2) or (3) listed below, less Debt:

(1) the Contract Value or, if greater, the amount that would have been payable in the event of a full surrender on the date of death;

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(2) the total amount of Purchase Payments less adjustments for withdrawals accumulated at 5.00% per year to the earlier of the original Annuitant’s 85th birthday or the GRIB exercise date, increased by Purchase Payments made from the 85th birthday to the GRIB exercise date and decreased by any adjustments for withdrawals from the 85th birthday to the GRIB exercise date; or

(3) the greatest anniversary value immediately preceding the earlier of the original Annuitant’s 86th birthday or the GRIB exercise date, increased by Purchase Payments made since the date of the greatest anniversary value and decreased by any adjustments for withdrawals since that date. The anniversary value equals the Contract Value on each Contract anniversary during the Accumulation Period.

For joint annuitants, the age of the older of the original two Annuitants will be used for purposes of (2) and (3) above.

An adjustment for a withdrawal is the sum of any amount available as a dollar for dollar reduction, and a proportionate reduction. The maximum dollar for dollar reduction is 5% of the Dollar for Dollar Base, less any prior dollar for dollar withdrawals in the Contract Year. The Dollar for Dollar Base is total premiums less withdrawals assessed a Withdrawal Charge and less any Withdrawal Charges. A proportionate reduction is applicable when the withdrawal and any Withdrawal Charges exceed the maximum dollar for dollar reduction. The proportionate reduction is the amount in (2) and/or (3) above, reduced by any dollar for dollar reduction, multiplied by (a) divided by (b), where:

(a) is the withdrawal plus any Withdrawal Charges reduced by any dollar for dollar reduction, and

(b) is the Contract Value, adjusted by any Market Value Adjustment, reduced by any dollar for dollar reduction.

The guaranteed annuity factors are based on the “1983 Table a” individual Annuity mortality table developed by the Society of Actuaries, projected using Projection Scale G, with interest at 2.5%. However, for GRIB elections, interest at 3.00% is assumed for all years. Contracts issued in the state of Montana or in connection with certain employer sponsored employee benefit plans are required to use unisex annuity factors. In such cases, the guaranteed annuity factors will be based on unisex rates.

Since GRIB is based on conservative actuarial factors, the income guaranteed may often be less than the income provided under the regular provisions of the Contract. If the regular annuitization provisions would provide a greater benefit than GRIB, the greater amount will be paid.

GRIB is paid for the life of a single Annuitant or the lifetimes of two Annuitants. If paid for the life of a single Annuitant, GRIB is paid in the amount determined above. If paid for the lifetimes of two Annuitants, GRIB is paid in the amount determined above, using the joint ages of the Annuitants.

If you elect GRIB payable for the life of a single Annuitant, we will guarantee payment for a period certain of 5, 10, 15, or 20 years. If you elect GRIB payable for the lifetimes of two Annuitants, the period certain is 25 years. The full GRIB is payable as long as at least one of the two Annuitants is alive, but for no less than 25 years.

When the Annuitant dies, (or in the case of joint annuitants, when both, have died) we will automatically continue any unpaid installments for the remainder of the elected period certain. However, if the Beneficiary so elects, we will pay a commuted value of the remaining payments. In determining the commuted value, the present value of the remaining payments in the period certain will be calculated based on the applicable interest rate plus an interest rate adjustment factor. The interest rate adjustment factor is equal to the following:

Number of years remaining in the period certain	Interest rate Adjustment
15 or more years	1.00%
10–14 years	1.50%
less than 10 years	2.00%

The interest rate adjustment factor is a part of the formula we use to determine the present value of the remaining annuity payments under a period certain variable annuity option if you elect to commute such payments under GRIB. 2% is the highest percentage adjustment. The actual rate will depend on the number of years remaining in the period certain.

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The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit value next determined following our receipt of due proof of death.

GRIB payments are also available on a quarterly, semi-annual or annual basis. We may make other annuity options available.

Commutable Annuity Payments

•	If you exercise the GRIB option, you may elect partial lump sum payments during the Annuity Period.

•	Lump sum payments are available only during the period certain applicable under the payout option you elected; for example, lump sum payments can be elected only during the 5, 10, 15, 20 or 25 year certain period that applies to the payout.

•	Lump sum payments are available once in each Contract Year and may not be elected until one year after you elect to exercise GRIB.

•	You may elect to receive a partial lump sum payment of the present value of the remaining payments in the period certain subject to the restrictions described below. If a partial lump sum payment is elected, the remaining payments in the period certain will be reduced based on the ratio of the amount of the partial withdrawal to the amount of the present value of the remaining installments in the period certain prior to the withdrawal. If the Annuitant is still living after the period certain is over, the payee will begin receiving the original annuitization payment amount again.

•	Each time that a partial lump sum payment is made, we will determine the percentage that the payment represents of the present value of the remaining installments in the period certain. For Non-Qualified Contracts, the sum of these percentages over the life of the Contract cannot exceed 75%. For Qualified Contracts, partial lump sum payments of up to 100% of the present value of the remaining installments in the period certain may be made.

•	In determining the amount of the lump sum payment that is available, the present value of the remaining installments in the period certain will be calculated based on an interest rate equal to the GRIB annuity factor interest rate of 3% plus an interest rate adjustment. The interest rate adjustment is equal to the following:

Number of years remaining in the period certain	Interest rate Adjustment
15 or more years	1.00%
10–14 years	1.50%
Less than 10 years	2.00%

The interest rate adjustment factor is a part of the formula we use to determine the present value of the remaining annuity payments under a period certain variable annuity option if you elect to commute such payments under GRIB. 2% is the highest percentage adjustment. The actual rate will depend on the number of years remaining in the period certain.

The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit value next determined following our receipt of your request for commutation.

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APPENDIX

KEMPER INVESTORS LIFE INSURANCE COMPANY DEFERRED FIXED

AND VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA

DISCLOSURE STATEMENT

This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities (IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRA). Further information can be obtained from Kemper Investors Life Insurance Company and from any district office of the Internal Revenue Service. Also, see IRS Publication 590, Individual Retirement Arrangements (IRAs).

This Disclosure Statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice.

Please note that the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the IRS. Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance. Also, you should be aware that state tax laws may differ from Federal tax laws governing such arrangements. You should consult your tax adviser about any state tax consequences of your IRA or Roth IRA, whichever is applicable.

A. REVOCATION

Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money. To do so, write Kemper Investors Life Insurance Company, 2500 Westfield Drive, Elgin, Illinois 60123-7836, or call (888) 477-9700. Notice of revocation will be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of the certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

B. STATUTORY REQUIREMENTS

This Contract is intended to meet the requirements of Section 408(b) of the Internal Revenue Code (Code), Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the owner must be nonforfeitable.

2. The Contract must be nontransferable by the owner.

3. The Contract must have flexible premiums.

4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date) (see “Required Distributions”). However, Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70 1/2), and the incidental death benefit requirements of Section 401(a) of the Code, do not apply to Roth IRAs.

If you die on or after the date required minimum distributions under Section 401(a)(9) of the Code commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die

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before required minimum distributions commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated beneficiary may elect to receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated beneficiary is your spouse, the Contract will be treated as his or her own IRA, or, where applicable, Roth IRA.

5. Except in the case of a rollover contribution or a direct transfer (see “Rollovers and Direct Transfers”), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.

6. The Contract must be for the exclusive benefit of you and your beneficiaries.

C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAs AND SIMPLE IRAs

1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as “qualified employee benefit plans”). Tax-free rollovers can be made from a SIMPLE IRA or to a SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.

2. You must complete the rollover by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.

3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

5. All or a part of the premium for this Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for this Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAs

1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including “catch-up” contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $4,000 for 2005 through 2007, and $5,000 for 2008. After 2008, the limit is indexed annually in $500 increments, except as otherwise provided by law. An individual who has attained age 50 may make additional “catch-up” IRA contributions. The maximum annual contribution limit for the individual is increased by $500 for 2005, and $1,000 for 2006 and thereafter, except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and

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operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.

2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse’s IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $9,000 for 2005 ($4,000 annual contribution for each individual, plus $500 for each individual if the individual has attained age 50).

3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

a. The maximum annual contribution, or

b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

The deduction for contributions to both spouses’ IRAs may be further limited if either spouse is covered by an employer retirement plan.

4. If either you or your spouse is an active participants in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:

Joint Returns

Taxable year beginning in:	Phase-out range
2005	$70,000–$ 80,000
2006	$75,000–$ 85,000
2007 and thereafter	$80,000–$100,000

Single Taxpayers

Taxable year beginning in:	Phase-out range
2005 and thereafter	$50,000–$60,000

The phase-out range for married individuals filing separately is $0–$10,000. If you file a joint tax return and are not an active participant in an employer sponsored plan, but your spouse is, the amount of the deductible IRA contribution is phased out for adjusted gross income between $150,000 and $160,000.

To designate a contribution as nondeductible, you must file IRS Form 8606, Nondeductible IRAs. You may have to pay a penalty if you make nondeductible contributions to an IRA and you do not file Form 8606 with your tax return, or if you overstate the amount of nondeductible contributions on your Form 8606. If you do not report nondeductible contributions, all of the contributions to your traditional IRA will be treated as deductible, and all distributions from your IRA will be taxed, unless you can show, with satisfactory evidence, that nondeductible contributions were made.

5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.

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7. For tax years beginning before January 1, 2007, a taxpayer may qualify for a tax credit for contributions to an IRA, depending on the taxpayer’s adjusted gross income.

E. SEP IRAs

1. SEP IRA rules concerning eligibility and contributions are governed by Code Section 408(k). The maximum deductible contribution for a SEP IRA is the lesser of $40,000 (indexed for cost-of-living increases beginning after 2002) or 25% of compensation.

2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).

F. SIMPLE IRAs

1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.

2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $10,000 for 2005. After 2005, the limit is indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a non-elective contribution equal to 2 percent of your compensation for the year (up to $200,000 of compensation, as adjusted for inflation). No other contributions may be made to a SIMPLE IRA.

3. Employee elective contributions and employer contributions (i.e., matching contributions and nonelective contributions) to your SIMPLE IRA are excluded from your gross income.

4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (e.g., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAs AND SIMPLE IRAs

1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

2. In general, taxable distributions are included in your gross income in the year you receive them.

3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. REQUIRED DISTRIBUTIONS FOR IRAs AND SIMPLE IRAs

You must start receiving minimum distributions required under the Contract and Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70 1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (i.e., the required beginning date).

Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint expectancy.

The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated beneficiary, determined as set forth in applicable federal income tax regulations.

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If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

In addition, the after-death minimum distribution requirements described generally in section B. STATUTORY REQUIREMENTS apply to IRAs and SIMPLE IRAs.

If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. ROTH IRAs

1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. Roth IRAs are treated the same as other IRAs, except as described here.

2. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Internal Revenue Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

3. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a “qualified distribution,” as described to you in section L, below.

4. The minimum distribution requirements that apply to IRAs do not apply to Roth IRAs while the owner is alive. However, after the death of a Roth IRA owner, the after-death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA owner died before his or her required beginning date. You may not use your Roth IRA to satisfy minimum distribution requirements for traditional IRAs. Nor may you use distributions from an IRA for required distributions from a Roth IRA.

J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAs

1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70 1/2.

2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the “contribution limit”) generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including “catch-up” contributions for certain individuals age 50 and older (as discussed in section D, above).

The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:

(a) the excess of (i) your adjusted gross income for the taxable year, over (ii) the “applicable dollar amount,” bears to

(b) $15,000 (or $10,000 if you are married).

For this purpose, “adjusted gross income” is determined under the Code and (1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the “applicable dollar amount” is equal to $150,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $95,000 for any other individual.

A “qualified rollover contribution” (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

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K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAs

1. Rollovers and Transfers—A rollover may be made to a Roth IRA only if it is a “qualified rollover contribution.” A “qualified rollover contribution” is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA.

You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.

The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

2. Taxation of Rollovers and Transfers to Roth IRAs—A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply.

3. Transfers of Excess IRA Contributions to Roth IRAs—If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

4. Taxation of Conversions of IRAs to Roth IRAs—All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA’s value in gross income, as described above.

A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF “NONQUALIFIED DISTRIBUTIONS”). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

5. Separate Roth IRAs—Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs

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from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.

L. INCOME TAX CONSEQUENCES OF ROTH IRAs

1. Qualified Distributions—Any “qualified distribution” from a Roth IRA is excludible from gross income. A “qualified distribution” is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59 1/2, (b) made after your death, (c) attributable to your being disabled, or (d) a “qualified special purpose distribution” (i.e., a qualified first-time homebuyer distribution under the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

2. Nonqualified Distributions—A distribution from a Roth IRA which is not a qualified distribution is taxed under Code Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed, (a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59 1/2, unless one of the exceptions discussed in Section N applies.

M. TAX ON EXCESS CONTRIBUTIONS

1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it. If contributions to your IRA for a year are more than the contribution limit, you can apply the excess contribution in one year to a later year if the contributions for that later year are less than the maximum allowed for that year.

2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. TAX ON PREMATURE DISTRIBUTIONS

There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59 1/2. However, the tax on premature distributions does not apply generally:

1. To amounts that are rolled over or transferred tax free;

2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

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3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your beneficiary; or

4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums.

O. EXCISE TAX REPORTING

Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. BORROWING

If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note: This Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. REPORTING

We will provide you with any reports required by the Internal Revenue Service.

R. ESTATE TAX

Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

1. If contributions to the Contract are made by other than rollover contributions and direct transfers, the following information based on the charts shown on the next pages, which assumes you were to make a level contribution to the fixed account at the beginning of each year of $1,000 must be completed prior to your signing the enrollment application.

End of Year	Lump Sum Termination Value of Contract*	At Age	Lump Sum Termination Value of Contract*
1		60
2		65
3		70
4
5

*	Includes applicable withdrawal charges as described in Item T below.

2. If contributions to the Contract are made by rollover contributions and/or direct transfers, the following information, based on the charts shown on the next page, and all of which assumes you make one contribution to the fixed account of $1,000 at the beginning of this year, must be completed prior to your signing the enrollment application.

End of Year	Lump Sum Termination Value of Contract*	At Age	Lump Sum Termination Value of Contract*
1		60
2		65
3		70
4
5

*	Includes applicable withdrawal charges as described in Item T below.

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T. FINANCIAL DISCLOSURE FOR THE SEPARATE ACCOUNT (VARIABLE ACCOUNT)

1. If on the enrollment application you indicated an allocation to a Subaccount, this Contract will be assessed a daily charge of an amount which will equal an aggregate of 1.30% per annum for Periodic Payment Contracts.

2. A maximum annual records maintenance charge of $30.00 will be assessed ratably each quarter against the Separate Account value, if you have participated in a Subaccount during the year. If insufficient values are in the Subaccounts when the charge is assessed, the charge will be assessed against General Account value.

3. Withdrawal (early annuitization) charges will be assessed based on the years elapsed since the purchase payments (in a given contract year) were received by KILICO; under one year, 6%; over one to two years, 5%; over two to three years, 4%; over three to four years, 3%; over four to five years, 2%; over five to six years, 1%; sixth year and thereafter, 0%.

4. The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading “Accumulation Unit Value.”

5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account.

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 ANNUAL CONTRIBUTIONS AT THE BEGINNING OF EACH YEAR.)

End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*
1	$1,000	14	$17,371	27	$41,703	40	$77,436
2	2,000	15	18,929	28	43,991	41	80,796
3	3,038	16	20,534	29	46,348	42	84,256
4	4,130	17	22,187	30	48,775	43	87,821
5	5,264	18	23,889	31	51,275	44	91,492
6	6,442	19	25,643	32	53,850	45	95,274
7	7,665	20	27,449	33	56,503	46	99,169
8	8,932	21	29,309	34	59,235	47	103,181
9	10,236	22	31,225	35	62,048	48	107,313
10	11,580	23	33,199	36	64,947	49	111,569
11	12,965	24	35,232	37	67,932	50	115,953
12	14,390	25	37,326	38	71,007
13	15,859	26	39,482	39	74,174

*	Includes applicable withdrawal charges.

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 SINGLE PREMIUM.)

End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*	End of Year	Termination Values*
1	$1,000	14	$1,513	27	$2,221	40	$3,262
2	1,013	15	1,558	28	2,288	41	3,360
3	1,053	16	1,605	29	2,357	42	3,461
4	1,095	17	1,653	30	2,427	43	3,565
5	1,138	18	1,702	31	2,500	44	3,671
6	1,183	19	1,754	32	2,575	45	3,782
7	1,230	20	1,806	33	2,652	46	3,895
8	1,267	21	1,860	34	2,732	47	4,012
9	1,305	22	1,916	35	2,814	48	4,132
10	1,344	23	1,974	36	2,898	49	4,256
11	1,384	24	2,033	37	2,985	50	4,384
12	1,426	25	2,094	38	3,075
13	1,469	26	2,157	39	3,167

*	Includes applicable withdrawal charges.

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STATEMENT OF ADDITIONAL INFORMATION

May 1, 2006

PERIODIC PAYMENT

VARIABLE ANNUITY CONTRACTS

KEMPER ADVANTAGE III

Issued By

KEMPER INVESTORS LIFE INSURANCE COMPANY

in Connection With

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

HOME OFFICE: 1400 American Lane, Schaumburg, Illinois 60196

(847) 605-6120

This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated May 1, 2006. The Prospectus may be obtained from Kemper Investors Life Insurance Company by writing to us at 2500 Westfield Drive, Elgin, Illinois 60123-7836, or calling us at 1-888-477-9700.

SERVICES TO THE SEPARATE ACCOUNT

Recordkeeper and Independent Public Accountants for the KILICO Variable Annuity Separate Account

Kemper Investors Life Insurance Company (“KILICO”) maintains the books and records of the KILICO Variable Annuity Separate Account (the “Separate Account”). KILICO holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general Funds of KILICO. KILICO maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts. All expenses incurred in the operations of the Separate Account, except the charge for mortality and expense risk and administrative expenses, and records maintenance charge (as described in the Prospectus) are borne by KILICO.

Effective September 3, 2003, KILICO transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Chase Insurance Life and Annuity Company (“CILAAC”) (formerly Federal Kemper Life Assurance Company). In a contemporaneous transaction, CILAAC and KILICO entered into a coinsurance agreement under which CILAAC administers and 100% reinsures certain lines of business currently underwritten by KILICO, including the Contracts. The coinsurance agreement does not change KILICO’s obligations to Contractholders under the Contracts and does not create any obligations for CILAAC to Contractholders under the Contracts.

On February 7, 2006, Protective Life Corporation announced that its principal subsidiary, Protective Life Insurance Company of Birmingham, Alabama (“Protective Life”), had signed a definitive agreement to acquire Chase Insurance. Protective Life anticipates that 100% of the variable annuity business of Chase Insurance will be reinsured to Allmerica Financial Life Insurance and Annuity Company, a subsidiary of The Goldman Sachs Group, Inc. This acquisition and related agreements are subject to various regulatory approvals and other conditions of closing, which are expected to occur during the third quarter of 2006.

The issuer, benefits and provisions of the Contract were not changed by any of the transactions described above.

The independent registered public accounting firm for the Separate Account is PricewaterhouseCoopers LLP, Chicago, Illinois, for the years ended December 31, 2005, 2004 and 2003. PricewaterhouseCoopers LLP performed the annual audit of the financial statements of the Separate Account and KILICO for the years ended December 31, 2005, 2004 and 2003.

The Contracts are sold by licensed insurance agents, where the Contracts may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. The Contracts are distributed through the principal underwriter for the Separate Account, Investors Brokerage Services, Inc. (“IBS”), which enters into selling group agreements with affiliated and unaffiliated broker-dealers. Subject to the provisions of the Contracts, units of the Subaccounts under the Contract are offered on a continuous basis.

KILICO pays commissions to the selling broker-dealer which may vary but are not anticipated to exceed in the aggregate an amount equal to (6.25%) of Purchase Payments. During 2005, 2004, and 2003 KILICO incurred gross commissions payable of approximately $9.6, $10.3 and $11.7 million, respectively, to licensed insurance agents.

STATE REGULATION

KILICO is subject to the laws of Illinois governing insurance companies and to regulation by the Illinois Department of Insurance. An annual statement in a prescribed form is filed with the Illinois Department of Insurance each year. KILICO’s books and accounts are subject to review by the Department of Insurance at all times, and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, KILICO is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

CONDENSED FINANCIAL INFORMATION

The tables in Appendix B list the Condensed Financial Information (the accumulation unit values for accumulation unit outstanding) for Contracts with optional benefits yielding variable account charges that fall between the highest and lowest variable account charges possible under the Contract as of December 31, 2005. Tables that represent the maximum and minimum variable account charges possible under the Contract appear in the Prospectus.

EXPERTS

The balance sheets of Kemper Investors Life Insurance Company as of December 31, 2005 and 2004, and the related statements of operations, comprehensive income (loss), stockholder’s equity, and cash flows for each of the two years in the period then ended, and the statements of assets, liabilities and contract owners’ equity of the KILICO Variable Annuity Separate Account as of December 31, 2005 and the related statements of operations and changes in contract owners’ equity for each of the two years ended December 31, 2005, have been included herein in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

FINANCIAL STATEMENTS

This Statement of Additional Information contains financial statements for KILICO and the Separate Account. The financial statements of KILICO should be considered primarily as bearing on our ability to meet our obligations under the Contract. The Contracts are not entitled to participate in our earnings, dividends, or surplus. The financial statements for the Separate Account reflect assets attributable to the Contracts and also reflect assets attributable to other variable annuity contracts offered by KILICO through the Separate Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Kemper Investors Life Insurance Company and

Contract Owners of the KILICO Variable Annuity Separate Account:

In our opinion, the accompanying statement of assets, liabilities and contract owners’ equity and the related statements of operations and changes in contract owners’ equity present fairly, in all material respects, the financial position of the subaccounts of the KILICO Variable Annuity Separate Account (which includes the following subaccounts: AIM V.I. Financial Services Fund, AIM V.I. Global Health Care, AIM V.I. Real Estate, AIM V.I. Utilities, Alger American Balanced, Alger American Growth, Alger American Leveraged AllCap, Alger American MidCap Growth, Alger American Small Capitalization, American Century VP Income & Growth, American Century VP Value, Credit Suisse Trust Emerging Markets, Credit Suisse Trust Global Small Cap, Dreyfus I.P. MidCap Stock, Dreyfus Socially Responsible Growth, Dreyfus VIF Small Company Stock, Fidelity VIP Asset Manager, Fidelity VIP Contrafund, Fidelity VIP Equity Income, Fidelity VIP Growth, Fidelity VIP Index 500, Franklin Rising Dividends Securities, Franklin Small Cap Value Securities, Franklin Strategic Income Securities, Franklin U.S. Government, Franklin Zero Coupon 2010, Mutual Discovery Securities, Mutual Shares Securities, Templeton Developing Markets Securities, ING JPMorgan Emerging Markets Equity, ING VP Emerging Markets, ING VP Natural Resources Trust, Janus Aspen Balanced, Janus Aspen Forty, Janus Aspen Growth and Income, Janus Aspen Large Cap Growth, Janus Aspen Mid Cap Growth, Janus Aspen Mid Cap Value, Janus Aspen Small Company Value, Janus Aspen Worldwide Growth, JPMorgan Investment Trust Balanced, JPMorgan Investment Trust Bond, JPMorgan Investment Trust Diversified Equity, JPMorgan Investment Trust Diversified Mid Cap, JPMorgan Investment Trust Equity Index, JPMorgan Investment Trust Government Bond, JPMorgan Investment Trust Large Cap Growth, JPMorgan Investment Trust Mid Cap Growth, JPMorgan Investment Trust Mid Cap Value, JPMorgan International Equity, JPMorgan MidCap Value, JPMorgan Small Company, Oppenheimer Aggressive Growth, Oppenheimer Capital Appreciation, Oppenheimer Global Securities, Oppenheimer High Income, Oppenheimer Main Street, Oppenheimer Main Street Small Cap, Oppenheimer Strategic Bond, PIMCO Foreign Bond, PIMCO Low Duration, Scudder 21st Century Growth, Scudder Bond, Scudder Capital Growth, Scudder Global Discovery, Scudder Growth and Income, Scudder Health Sciences, Scudder International, Scudder Money Market (Scudder Variable Series I), Scudder Blue Chip, Scudder Fixed Income, Scudder Global Blue Chip, Scudder Government & Agency Securities, Scudder Growth, Scudder High Income, Scudder International Select Equity, Scudder Large Cap Value, Scudder Mid Cap Growth, Scudder Money Market (Scudder Variable Series II), Scudder Salomon Aggressive Growth, Scudder Small Cap Growth, Scudder Strategic Income, Scudder Technology Growth, Scudder Total Return, SVS Davis Venture Value, SVS Dreman Financial Services, SVS Dreman High Return Equity, SVS Dreman Small Cap Value, SVS Eagle Focused Large Cap Growth, SVS Focus Value + Growth, SVS Index 500, SVS Janus Growth and Income, SVS Janus Growth Opportunities, SVS MFS Strategic Value, SVS Oak Strategic Equity, SVS Turner Mid-Cap Growth, Scudder Real Estate Securities and Scudder VIT Equity 500 Index) at December 31, 2005 and the results of each of their operations and the changes in each of their contract owners’ equity, and unit values and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Kemper Investors Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards established by the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 2005 with the underlying funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

March 31, 2006

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

(in thousands)

	AIM Variable Insurance Funds				The Alger American Fund
	AIM V.I. Financial Services Fund Subaccount	AIM V.I. Global Health Care Subaccount	AIM V.I. Real Estate Subaccount	AIM V.I. Utilities Subaccount	Alger American Balanced Subaccount	Alger American Growth Subaccount	Alger American Leveraged AllCap Subaccount	Alger American MidCap Growth Subaccount	Alger American Small Capitalization Subaccount
ASSETS
Investments in underlying portfolio funds, at current market value	$686	$2,928	$11,018	$36,121	$109,833	$22,497	$73,101	$25,387	$7,050
Dividends and other receivables	—	—	—	1	—	1	—	—	—

Total assets	686	2,928	11,018	36,122	109,833	22,498	73,101	25,387	7,050
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—Other payables	—	—	—	—	3	—	—	—	—

Contract owners’ equity	$686	$2,928	$11,018	$36,122	$109,830	$22,498	$73,101	$25,387	$7,050

Accumulation Period	$686	$2,928	$10,986	$36,087	$109,586	$22,446	$73,084	$25,387	$7,007
Annuity Period	—	—	32	35	244	52	17	—	43

Total Contract Owners’ Equity	$686	$2,928	$11,018	$36,122	$109,830	$22,498	$73,101	$25,387	$7,050

Units Outstanding	50	218	554	3,960	9,579	444	8,650	736	183

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2005

(in thousands)

	American Century Variable Portfolios, Inc.		Credit Suisse Trust		Dreyfus Investment Portfolios	The Dreyfus Socially Responsible Growth Fund, Inc.	Dreyfus Variable Investment Fund	Fidelity Variable Insurance Products Fund
	American Century VP Income & Growth Subaccount	American Century VP Value Subaccount	Credit Suisse Trust Emerging Markets Subaccount	Credit Suisse Trust Global Small Cap Subaccount	Dreyfus I.P. MidCap Stock Subaccount	Dreyfus Socially Responsible Growth Subaccount	Dreyfus VIF Small Company Stock Subaccount	Fidelity VIP Asset Manager Subaccount	Fidelity VIP Contrafund Subaccount
ASSETS
Investments in underlying portfolio funds, at current market value	$33,735	$34,915	$75,105	$30,525	$182,741	$11,831	$749	$9,691	$108,370
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	33,735	34,915	75,105	30,525	182,741	11,831	749	9,691	108,370
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—Other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$33,735	$34,915	$75,105	$30,525	$182,741	$11,831	$749	$9,691	$108,370

Accumulation Period	$33,723	$34,737	$75,092	$30,525	$182,691	$11,822	$749	$9,501	$108,073
Annuity Period	12	178	13	—	50	9	—	190	297

Total Contract Owners’ Equity	$33,735	$34,915	$75,105	$30,525	$182,741	$11,831	$749	$9,691	$108,370

Units Outstanding	4,536	3,576	4,575	2,747	11,976	1,314	47	386	2,927

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2005

(in thousands)

	Fidelity Variable Insurance Products Fund			Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP Equity Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Index 500 Subaccount	Franklin Rising Dividends Securities Subaccount	Franklin Small Cap Value Securities Subaccount	Franklin Strategic Income Securities Subaccount	Franklin U.S. Government Subaccount	Franklin Zero Coupon 2010 Subaccount	Mutual Discovery Securities Subaccount
ASSETS
Investments in underlying portfolio funds, at current market value	$56,882	$47,989	$132,764	$10,734	$4,949	$17,455	$2,210	$19,521	$18,534
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	56,882	47,989	132,764	10,734	4,949	17,455	2,210	19,521	18,534
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—Other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$56,882	$47,989	$132,764	$10,734	$4,949	$17,455	$2,210	$19,521	$18,534

Accumulation Period	$56,820	$47,931	$132,339	$10,716	$4,949	$17,455	$2,209	$19,520	$18,534
Annuity Period	62	58	425	18	—	—	1	1	—

Total Contract Owners’ Equity	$56,882	$47,989	$132,764	$10,734	$4,949	$17,455	$2,210	$19,521	$18,534

Units Outstanding	1,587	1,020	926	788	286	1,478	214	1,898	1,120

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2005

(in thousands)

	Franklin Templeton Variable Insurance Products Trust		ING Investors Trust	ING VP Emerging Markets Fund, Inc.	ING VP Natural Resources Trust	Janus Aspen Series
	Mutual Shares Securities Subaccount	Templeton Developing Markets Securities Subaccount	ING JPMorgan Emerging Markets Equity Subaccount	ING VP Emerging Markets Subaccount	ING VP Natural Resources Trust Subaccount	Janus Aspen Balanced Subaccount	Janus Aspen Forty Subaccount	Janus Aspen Large Cap Growth Subaccount	Janus Aspen Mid Cap Growth Subaccount
ASSETS
Investments in underlying portfolio funds, at current market value	$4,449	$8,582	$10,243	$—	$12,784	$112,640	$1,651	$50,851	$60,276
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	4,449	8,582	10,243	—	12,784	112,640	1,651	50,851	60,276
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—Other payables	—	—	192	—	—	—	—	—	—

Contract owners’ equity	$4,449	$8,582	$10,051	$—	$12,784	$112,640	$1,651	$50,851	$60,276

Accumulation Period	$4,384	$8,582	$9,968	$—	$12,753	$111,719	$1,651	$50,622	$60,168
Annuity Period	65	—	83	—	31	921	—	229	108

Total Contract Owners’ Equity	$4,449	$8,582	$10,051	$—	$12,784	$112,640	$1,651	$50,851	$60,276

Units Outstanding	306	383	686	—	504	3,511	152	2,205	2,000

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2005

(in thousands)

	Janus Aspen Series			JPMorgan Investment Trust
	Janus Aspen Mid Cap Value Subaccount	Janus Aspen Small Company Value Subaccount	Janus Aspen Worldwide Growth Subaccount	JPMorgan Investment Trust Balanced Subaccount	JPMorgan Investment Trust Bond Subaccount	JPMorgan Investment Trust Diversified Equity Subaccount	JPMorgan Investment Trust Diversified Mid Cap Subaccount	JPMorgan Investment Trust Equity Index Subaccount	JPMorgan Investment Trust Government Bond Subaccount
ASSETS
Investments in underlying portfolio funds, at current market value	$4,506	$5,505	$89,588	$36	$15	$1,405	$5,313	$83	$890
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	4,506	5,505	89,588	36	15	1,405	5,313	83	890
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—Other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$4,506	$5,505	$89,588	$36	$15	$1,405	$5,313	$83	$890

Accumulation Period	$4,506	$5,505	$89,319	$36	$15	$1,403	$5,313	$83	$890
Annuity Period	—	—	269	—	—	2	—	—	—

Total Contract Owners’ Equity	$4,506	$5,505	$89,588	$36	$15	$1,405	$5,313	$83	$890

Units Outstanding	267	346	2,981	3	1	129	402	7	85

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2005

(in thousands)

	JPMorgan Investment Trust			JPMorgan Series Trust II			Oppenheimer Variable Account Funds
	JPMorgan Investment Trust Large Cap Growth Subaccount	JPMorgan Investment Trust Mid Cap Growth Subaccount	JPMorgan Investment Trust Mid Cap Value Subaccount	JPMorgan International Equity Subaccount	JPMorgan MidCap Value Subaccount	JPMorgan Small Company Subaccount	Oppenheimer Aggressive Growth Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Global Securities Subaccount
ASSETS
Investments in underlying portfolio funds, at current market value	$74	$437	$1,567	$32,886	$20,143	$11,107	$1,257	$4,500	$31,260
Dividends and other receivables	—	—	—	—	—	—	—	—	—

Total assets	74	437	1,567	32,886	20,143	11,107	1,257	4,500	31,260
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—Other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$74	$437	$1,567	$32,886	$20,143	$11,107	$1,257	$4,500	$31,260

Accumulation Period	$74	$437	$1,566	$32,881	$20,142	$11,107	$1,257	$4,500	$31,260
Annuity Period	—	—	1	5	1	—	—	—	—

Total Contract Owners’ Equity	$74	$437	$1,567	$32,886	$20,143	$11,107	$1,257	$4,500	$31,260

Units Outstanding	7	36	125	1,949	1,272	624	80	336	1,672

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2005

(in thousands)

	Oppenheimer Variable Account Funds				PIMCO Variable Insurance Trust		Scudder Variable Series I
	Oppenheimer High Income Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer Main Street Small Cap Subaccount	Oppenheimer Strategic Bond Subaccount	PIMCO Foreign Bond Subaccount	PIMCO Low Duration Subaccount	Scudder 21st Century Growth Subaccount	Scudder Bond Subaccount	Scudder Capital Growth Subaccount
ASSETS
Investments in underlying portfolio funds, at current market value	$2,310	$16,106	$9,443	$19,952	$198	$138	$—	$7,111	$311,314
Dividends and other receivables	—	—	—	—	—	—	—	—	1

Total assets	2,310	16,106	9,443	19,952	198	138	—	7,111	311,315
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—Other payables	—	—	—	—	—	—	—	—	1

Contract owners’ equity	$2,310	$16,106	$9,443	$19,952	$198	$138	$—	$7,111	$311,314

Accumulation Period	$2,310	$16,106	$9,442	$19,951	$198	$138	$—	$7,103	$309,769
Annuity Period	—	—	1	1	—	—	—	8	1,545

Total Contract Owners’ Equity	$2,310	$16,106	$9,443	$19,952	$198	$138	$—	$7,111	$311,314

Units Outstanding	193	1,187	541	1,706	15	11	—	821	25,302

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2005

(in thousands)

	Scudder Variable Series I					Scudder Variable Series II
	Scudder Global Discovery Subaccount	Scudder Growth and Income Subaccount	Scudder Health Sciences Subaccount	Scudder International Subaccount	Scudder Money Market Subaccount	Scudder Blue Chip Subaccount	Scudder Fixed Income Subaccount	Scudder Global Blue Chip Subaccount	Scudder Government & Agency Securities Subaccount
ASSETS
Investments in underlying portfolio funds, at current market value	$166,442	$93,662	$85,407	$123,173	$48	$163,267	$87,542	$53,690	$121,271
Dividends and other receivables	—	—	—	—	—	1	112	—	175

Total assets	166,442	93,662	85,407	123,173	48	163,268	87,654	53,690	121,446
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—Other payables	1	1	1	—	—	—	—	—	—

Contract owners’ equity	$166,441	$93,661	$85,406	$123,173	$48	$163,268	$87,654	$53,690	$121,446

Accumulation Period	$166,366	$93,410	$85,372	$123,008	$48	$163,144	$87,284	$53,688	$120,099
Annuity Period	75	251	34	165	—	124	370	2	1,347

Total Contract Owners’ Equity	$166,441	$93,661	$85,406	$123,173	$48	$163,268	$87,654	$53,690	$121,446

Units Outstanding	8,854	9,933	6,999	11,507	4	16,582	13,054	3,687	24,348

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2005

(in thousands)

	Scudder Variable Series II
	Scudder Growth Subaccount	Scudder High Income Subaccount	Scudder International Select Equity Subaccount	Scudder Large Cap Value Subaccount	Scudder Mid Cap Growth Subaccount	Scudder Money Market Subaccount	Scudder Salomon Aggressive Growth Subaccount	Scudder Small Cap Growth Subaccount	Scudder Strategic Income Subaccount
ASSETS
Investments in underlying portfolio funds, at current market value	$—	$198,531	$137,588	$144,637	$37,444	$136,654	$33,120	$160,298	$38,470
Dividends and other receivables	—	63	58	133	—	307	—	19	137

Total assets	—	198,594	137,646	144,770	37,444	136,961	33,120	160,317	38,607
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—Other payables	—	3	—	—	—	88	—	1	—

Contract owners’ equity	$—	$198,591	$137,646	$144,770	$37,444	$136,873	$33,120	$160,316	$38,607

Accumulation Period	$—	$197,176	$137,284	$144,484	$37,442	$135,772	$33,102	$160,177	$38,424
Annuity Period	—	1,415	362	286	2	1,101	18	139	183

Total Contract Owners’ Equity	$—	$198,591	$137,646	$144,770	$37,444	$136,873	$33,120	$160,316	$38,607

Units Outstanding	—	27,783	29,642	26,326	3,551	25,754	3,371	34,756	3,351

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2005

(in thousands)

	Scudder Variable Series II
	Scudder Technology Growth Subaccount	Scudder Total Return Subaccount	SVS Davis Venture Value Subaccount	SVS Dreman Financial Services Subaccount	SVS Dreman High Return Equity Subaccount	SVS Dreman Small Cap Value Subaccount	SVS Eagle Focused Large Cap Growth Subaccount	SVS Focus Value + Growth Subaccount	SVS Index 500 Subaccount
ASSETS
Investments in underlying portfolio funds, at current market value	$131,027	$369,451	$226,704	$69,619	$529,356	$327,140	$—	$—	$—
Dividends and other receivables	—	96	111	1	3	41	—	—	—

Total assets	131,027	369,547	226,815	69,620	529,359	327,181	—	—	—
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—Other payables	—	—	—	—	—	—	—	—	—

Contract owners’ equity	$131,027	$369,547	$226,815	$69,620	$529,359	$327,181	$—	$—	$—

Accumulation Period	$130,951	$366,048	$226,617	$69,570	$529,036	$326,957	$—	$—	$—
Annuity Period	76	3,499	198	50	323	224	—	—	—

Total Contract Owners’ Equity	$131,027	$369,547	$226,815	$69,620	$529,359	$327,181	$—	$—	$—

Units Outstanding	20,377	54,942	18,998	5,097	35,438	40,096	—	—	—

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY—(Continued)

December 31, 2005

(in thousands)

	Scudder Variable Series II					Scudder Investments VIT Funds
	SVS Janus Growth and Income Subaccount	SVS Janus Growth Opportunities Subaccount	SVS MFS Strategic Value Subaccount	SVS Oak Strategic Equity Subaccount	SVS Turner Mid-Cap Growth Subaccount	Scudder Real Estate Securities Subaccount	Scudder VIT Equity 500 Index Subaccount
ASSETS
Investments in underlying portfolio funds, at current market value	$135,424	$86,204	$35	$43,880	$97,239	$14	$194,558
Dividends and other receivables	100	—	—	—	—	—	187

Total assets	135,524	86,204	35	43,880	97,239	14	194,745
LIABILITIES AND CONTRACT OWNERS’ EQUITY
Liabilities—Other payables	—	—	—	—	—	—	—

Contract owners’ equity	$135,524	$86,204	$35	$43,880	$97,239	$14	$194,745

Accumulation Period	$135,358	$86,160	$35	$43,855	$97,216	$14	$194,527
Annuity Period	166	44	—	25	23	—	218

Total Contract Owners’ Equity	$135,524	$86,204	$35	$43,880	$97,239	$14	$194,745

Units Outstanding	15,203	13,748	3	7,013	9,415	1	19,136

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

For the year ended December 31, 2005

(in thousands)

	AIM Variable Insurance Funds				The Alger American Fund
	AIM V.I. Financial Services Fund Subaccount	AIM V.I. Global Health Care Subaccount	AIM V.I. Real Estate Subaccount	AIM V.I. Utilities Subaccount	Alger American Balanced Subaccount	Alger American Growth Subaccount	Alger American Leveraged AllCap Subaccount	Alger American MidCap Growth Subaccount	Alger American Small Capitalization Subaccount
REVENUE
Dividend income	$11	$—	$402	$827	$1,770	$51	$—	$1,105	$—
EXPENSES
Mortality and expense risk charges	18	47	134	426	1,495	283	920	370	82

Net investment income (loss)	(7)	(47)	268	401	275	(232)	(920)	735	(82)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	89	179	764	2,414	14	443	(1,377)	2,358	473
Change in unrealized appreciation (depreciation) of investments	(31)	97	187	1,326	6,723	1,868	10,230	(961)	506

Net realized and unrealized gain (loss) on investments	58	276	951	3,740	6,737	2,311	8,853	1,397	979

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$51	$229	$1,219	$4,141	$7,012	$2,079	$7,933	$2,132	$897

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS—(Continued)

For the year ended December 31, 2005

(in thousands)

	American Century Variable Portfolios, Inc.		Credit Suisse Trust		Dreyfus Investment Portfolios	The Dreyfus Socially Responsible Growth Fund, Inc.	Dreyfus Variable Investment Fund	Fidelity Variable Insurance Products Fund
	American Century VP Income & Growth Subaccount	American Century VP Value Subaccount	Credit Suisse Trust Emerging Markets Subaccount	Credit Suisse Trust Global Small Cap Subaccount	Dreyfus I.P. MidCap Stock Subaccount	Dreyfus Socially Responsible Growth Subaccount	Dreyfus VIF Small Company Stock Subaccount	Fidelity VIP Asset Manager Subaccount	Fidelity VIP Contrafund Subaccount
REVENUE
Dividend income	$589	$4,131	$415	$—	$749	$—	$43	$300	$283
EXPENSES
Mortality and expense risk charges	399	488	778	357	2,405	168	11	132	1,225

Net investment income (loss)	190	3,643	(363)	(357)	(1,656)	(168)	32	168	(942)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	1,531	797	1,988	1,156	2,481	(408)	11	416	3,513
Change in unrealized appreciation (depreciation) of investments	(794)	(3,221)	12,451	2,819	12,287	808	(54)	(354)	11,185

Net realized and unrealized gain (loss) on investments	737	(2,424)	14,439	3,975	14,768	400	(43)	62	14,698

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$927	$1,219	$14,076	$3,618	$13,112	$232	$(11)	$230	$13,756

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS—(Continued)

For the year ended December 31, 2005

(in thousands)

	Fidelity Variable Insurance Products Fund			Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP Equity Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Index 500 Subaccount	Franklin Rising Dividends Securities Subaccount	Franklin Small Cap Value Securities Subaccount	Franklin Strategic Income Securities Subaccount	Franklin U.S. Government Subaccount	Franklin Zero Coupon 2010 Subaccount	Mutual Discovery Securities Subaccount
REVENUE
Dividend income	$3,449	$273	$2,183	$156	$53	$299	$612	$526	$154
EXPENSES
Mortality and expense risk charges	818	663	1,676	135	53	146	107	207	164

Net investment income (loss)	2,631	(390)	507	21	—	153	505	319	(10)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	1,801	26	1,172	214	160	32	(414)	(102)	149
Change in unrealized appreciation (depreciation) of investments	(2,083)	2,159	3,053	2	165	(87)	69	(331)	1,746

Net realized and unrealized gain (loss) on investments	(282)	2,185	4,225	216	325	(55)	(345)	(433)	1,895

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$2,349	$1,795	$4,732	$237	$325	$98	$160	$(114)	$1,885

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS—(Continued)

For the year ended December 31, 2005

(in thousands)

	Franklin Templeton Variable Insurance Products Trust		ING Investors Trust	ING VP Emerging Markets Fund, Inc.	ING VP Natural Resources Trust	Janus Aspen Series
	Mutual Shares Securities Subaccount	Templeton Developing Markets Securities Subaccount	ING JPMorgan Emerging Markets Equity Subaccount	ING VP Emerging Markets Subaccount	ING VP Natural Resources Trust Subaccount	Janus Aspen Balanced Subaccount	Janus Aspen Forty Subaccount	Janus Aspen Large Cap Growth Subaccount	Janus Aspen Mid Cap Growth Subaccount
REVENUE
Dividend income	$40	$84	$—	$36	$286	$2,556	$3	$176	$—
EXPENSES
Mortality and expense risk charges	45	89	10	92	104	1,484	23	695	762

Net investment income (loss)	(5)	(5)	(10)	(56)	182	1,072	(20)	(519)	(762)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	68	455	9	4,331	951	1,481	(53)	945	2,444
Change in unrealized appreciation (depreciation) of investments	271	1,198	263	(2,219)	1,667	4,443	252	789	4,248

Net realized and unrealized gain (loss) on investments	339	1,653	272	2,112	2,618	5,924	199	1,734	6,692

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$334	$1,648	$262	$2,056	$2,800	$6,996	$179	$1,215	$5,930

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS—(Continued)

For the year ended December 31, 2005

(in thousands)

	Janus Aspen Series			JPMorgan Investment Trust
	Janus Aspen Mid Cap Value Subaccount	Janus Aspen Small Company Value Subaccount	Janus Aspen Worldwide Growth Subaccount	JPMorgan Investment Trust Balanced Subaccount	JPMorgan Investment Trust Bond Subaccount	JPMorgan Investment Trust Diversified Equity Subaccount	JPMorgan Investment Trust Diversified Mid Cap Subaccount	JPMorgan Investment Trust Equity Index Subaccount	JPMorgan Investment Trust Government Bond Subaccount
REVENUE
Dividend income	$348	$—	$1,268	$1	$—	$144	$4	$1	$—
EXPENSES
Mortality and expense risk charges	42	45	1,225	—	—	108	23	1	1

Net investment income (loss)	306	(45)	43	1	—	36	(19)	—	(1)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	68	105	3,125	—	—	424	40	3	—
Change in unrealized appreciation (depreciation) of investments	(83)	(15)	372	—	—	(770)	283	2	6

Net realized and unrealized gain (loss) on investments	(15)	90	3,497	—	—	(346)	323	5	6

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$291	$45	$3,540	$1	$—	$(310)	$304	$5	$5

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS—(Continued)

For the year ended December 31, 2005

(in thousands)

	JPMorgan Investment Trust			JPMorgan Series Trust II			Oppenheimer Variable Account Funds
	JPMorgan Investment Trust Large Cap Growth Subaccount	JPMorgan Investment Trust Mid Cap Growth Subaccount	JPMorgan Investment Trust Mid Cap Value Subaccount	JPMorgan International Equity Subaccount	JPMorgan MidCap Value Subaccount	JPMorgan Small Company Subaccount	Oppenheimer Aggressive Growth Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Global Securities Subaccount
REVENUE
Dividend income	$—	$—	$513	$279	$255	$1,468	$—	$33	$234
EXPENSES
Mortality and expense risk charges	1	3	49	420	230	154	16	58	358

Net investment income (loss)	(1)	(3)	464	(141)	25	1,314	(16)	(25)	(124)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	—	5	282	2,243	542	741	48	94	882
Change in unrealized appreciation (depreciation) of investments	4	25	(403)	776	779	(1,842)	89	77	2,731

Net realized and unrealized gain (loss) on investments	4	30	(121)	3,019	1,321	(1,101)	137	171	3,613

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$3	$27	$343	$2,878	$1,346	$213	$121	$146	$3,489

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS—(Continued)

For the year ended December 31, 2005

(in thousands)

	Oppenheimer Variable Account Funds				PIMCO Variable Insurance Trust		Scudder Variable Series I
	Oppenheimer High Income Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer Main Street Small Cap Subaccount	Oppenheimer Strategic Bond Subaccount	PIMCO Foreign Bond Subaccount	PIMCO Low Duration Subaccount	Scudder 21st Century Growth Subaccount	Scudder Bond Subaccount	Scudder Capital Growth Subaccount
REVENUE
Dividend income	$163	$37	$241	$493	$7	$5	$—	$303	$555
EXPENSES
Mortality and expense risk charges	37	124	120	201	3	2	120	93	3,080

Net investment income (loss)	126	(87)	121	292	4	3	(120)	210	(2,525)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	(4)	109	513	66	5	3	934	14	(1,036)
Change in unrealized appreciation (depreciation) of investments	(111)	788	88	(186)	(1)	(7)	(3,168)	(138)	33,652

Net realized and unrealized gain (loss) on investments	(115)	897	601	(120)	4	(4)	(2,234)	(124)	32,616

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$11	$810	$722	$172	$8	$(1)	$(2,354)	$86	$30,091

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS—(Continued)

For the year ended December 31, 2005

(in thousands)

	Scudder Variable Series I					Scudder Variable Series II
	Scudder Global Discovery Subaccount	Scudder Growth and Income Subaccount	Scudder Health Sciences Subaccount	Scudder International Subaccount	Scudder Money Market Subaccount	Scudder Blue Chip Subaccount	Scudder Fixed Income Subaccount	Scudder Global Blue Chip Subaccount	Scudder Government & Agency Securities Subaccount
REVENUE
Dividend income	$827	$619	$—	$1,735	$2	$1,520	$3,890	$110	$6,155
EXPENSES
Mortality and expense risk charges	2,008	1,104	1,146	1,523	1	2,196	1,245	572	1,721

Net investment income (loss)	(1,181)	(485)	(1,146)	212	1	(676)	2,645	(462)	4,434

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	625	959	1,968	3,241	—	685	305	799	(356)
Change in unrealized appreciation (depreciation) of investments	23,658	6,487	4,812	12,019	—	13,053	(2,189)	8,209	(2,585)

Net realized and unrealized gain (loss) on investments	24,283	7,446	6,780	15,260	—	13,738	(1,884)	9,008	(2,941)

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$23,102	$6,961	$5,634	$15,472	$1	$13,062	$761	$8,546	$1,493

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS—(Continued)

For the year ended December 31, 2005

(in thousands)

	Scudder Variable Series II
	Scudder Growth Subaccount	Scudder High Income Subaccount	Scudder International Select Equity Subaccount	Scudder Large Cap Value Subaccount	Scudder Mid Cap Growth Subaccount	Scudder Money Market Subaccount	Scudder Salomon Aggressive Growth Subaccount	Scudder Small Cap Growth Subaccount	Scudder Strategic Income Subaccount
REVENUE
Dividend income	$1,787	$19,736	$3,524	$2,824	$—	$4,109	$—	$—	$2,720
EXPENSES
Mortality and expense risk charges	886	2,762	1,704	2,083	474	1,995	392	2,057	491

Net investment income (loss)	901	16,974	1,820	741	(474)	2,114	(392)	(2,057)	2,229

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	11,699	7,086	5,759	3,487	298	—	391	1,082	134
Change in unrealized appreciation (depreciation) of investments	(20,016)	(18,946)	8,347	(3,505)	4,411	—	3,226	11,715	(2,010)

Net realized and unrealized gain (loss) on investments	(8,317)	(11,860)	14,106	(18)	4,709	—	3,617	12,797	(1,876)

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$(7,416)	$5,114	$15,926	$723	$4,235	$2,114	$3,225	$10,740	$353

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS—(Continued)

For the year ended December 31, 2005

(in thousands)

	Scudder Variable Series II
	Scudder Technology Growth Subaccount	Scudder Total Return Subaccount	SVS Davis Venture Value Subaccount	SVS Dreman Financial Services Subaccount	SVS Dreman High Return Equity Subaccount	SVS Dreman Small Cap Value Subaccount	SVS Eagle Focused Large Cap Growth Subaccount	SVS Focus Value + Growth Subaccount	SVS Index 500 Subaccount
REVENUE
Dividend income	$627	$9,708	$1,589	$1,372	$8,935	$29,547	$262	$725	$5,652
EXPENSES
Mortality and expense risk charges	1,781	5,031	2,961	993	7,106	4,301	249	227	2,047

Net investment income (loss)	(1,154)	4,677	(1,372)	379	1,829	25,246	13	498	3,605

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	(6,713)	(882)	3,255	1,663	4,464	11,120	(2,911)	2,967	32,435
Change in unrealized appreciation (depreciation) of investments	9,933	6,906	15,195	(3,536)	25,949	(9,731)	(1,993)	(6,794)	(30,757)

Net realized and unrealized gain (loss) on investments	3,220	6,024	18,450	(1,873)	30,413	1,389	(4,904)	(3,827)	1,678

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$2,066	$10,701	$17,078	$(1,494)	$32,242	$26,635	$(4,891)	$(3,329)	$5,283

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS—(Continued)

For the year ended December 31, 2005

(in thousands)

	Scudder Variable Series II					Scudder Investments VIT Funds
	SVS Janus Growth and Income Subaccount	SVS Janus Growth Opportunities Subaccount	SVS MFS Strategic Value Subaccount	SVS Oak Strategic Equity Subaccount	SVS Turner Mid-Cap Growth Subaccount	Scudder Real Estate Securities Subaccount	Scudder VIT Equity 500 Index Subaccount
REVENUE
Dividend income	$292	$279	$4	$7	$—	$1	$—
EXPENSES
Mortality and expense risk charges	1,752	1,189	1	662	1,248	—	796

Net investment income (loss)	(1,460)	(910)	3	(655)	(1,248)	1	(796)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on sale of investments	511	(2,814)	1	(1,661)	1,732	—	(693)
Change in unrealized appreciation (depreciation) of investments	13,674	8,742	(5)	(836)	8,023	—	2,561

Net realized and unrealized gain (loss) on investments	14,185	5,928	(4)	(2,497)	9,755	—	1,868

Net increase (decrease) in Contract Owners’ Equity resulting from operations	$12,725	$5,018	$(1)	$(3,152)	$8,507	$1	$1,072

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY

For the year ended December 31, 2005

(in thousands)

	AIM Variable Insurance Funds(a)				The Alger American Fund
	AIM V.I. Financial Services Fund Subaccount	AIM V.I. Global Health Care Subaccount(a)	AIM V.I. Real Estate Subaccount	AIM V.I. Utilities Subaccount	Alger American Balanced Subaccount	Alger American Growth Subaccount	Alger American Leveraged AllCap Subaccount	Alger American MidCap Growth Subaccount	Alger American Small Capitalization Subaccount
OPERATIONS
Net investment income (loss)	$(7)	$(47)	$268	$401	$275	$(232)	$(920)	$735	$(82)
Net realized gain (loss) on sale of investments	89	179	764	2,414	14	443	(1,377)	2,358	473
Change in unrealized appreciation (depreciation) of investments	(31)	97	187	1,326	6,723	1,868	10,230	(961)	506

Net increase (decrease) in contract owners’ equity resulting from operations	51	229	1,219	4,141	7,012	2,079	7,933	2,132	897

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	24	411	826	901	1,512	1,865	1,642	2,384	546
Net transfer (to) from affiliate and subaccounts	(746)	(874)	630	13,047	(7,145)	(2,635)	(4,134)	(6,727)	395
Payments for redemptions and surrenders	(61)	(314)	(974)	(1,851)	(6,263)	(2,184)	(3,028)	(2,552)	(809)
Guaranteed retirement income benefit fees, maintenance fees and other fees	—	(1)	(4)	(79)	(276)	(15)	(179)	(12)	(4)
Annuity payout reserve adjustment	—	—	—	(12)	25	—	—	(7)	—

Net increase (decrease) from contract owners’ equity transactions	(783)	(778)	478	12,006	(12,147)	(2,969)	(5,699)	(6,914)	128

Total increase (decrease) in contract owners’ equity	(732)	(549)	1,697	16,147	(5,135)	(890)	2,234	(4,782)	1,025
CONTRACT OWNERS’ EQUITY
Beginning of period	1,418	3,477	9,321	19,975	114,965	23,388	70,867	30,169	6,025

End of period	$686	$2,928	$11,018	$36,122	$109,830	$22,498	$73,101	$25,387	$7,050

(a)	Effective July 1, 2005, name was changed from AIM V.I. Health Sciences Subaccount.

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2005

(in thousands)

	American Century Variable Portfolios, Inc.		Credit Suisse Trust		Dreyfus Investment Portfolios	The Dreyfus Socially Responsible Growth Fund, Inc.	Dreyfus Variable Investment Fund	Fidelity Variable Insurance Products Fund
	American Century VP Income & Growth Subaccount	American Century VP Value Subaccount	Credit Suisse Trust Emerging Markets Subaccount	Credit Suisse Trust Global Small Cap Subaccount(b)	Dreyfus I.P. MidCap Stock Subaccount	Dreyfus Socially Responsible Growth Subaccount	Dreyfus VIF Small Company Stock Subaccount	Fidelity VIP Asset Manager Subaccount	Fidelity VIP Contrafund Subaccount
OPERATIONS
Net investment income (loss)	$190	$3,643	$(363)	$(357)	$(1,656)	$(168)	$32	$168	$(942)
Net realized gain (loss) on sale of investments	1,531	797	1,988	1,156	2,481	(408)	11	416	3,513
Change in unrealized appreciation (depreciation) of investments	(794)	(3,221)	12,451	2,819	12,287	808	(54)	(354)	11,185

Net increase (decrease) in contract owners’ equity resulting from operations	927	1,219	14,076	3,618	13,112	232	(11)	230	13,756

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	2,358	2,970	2,409	706	3,659	441	52	716	5,343
Net transfer (to) from affiliate and subaccounts	4,100	(3,265)	15,900	5,640	5,243	(1,700)	(81)	(1,362)	11,290
Payments for redemptions and surrenders	(2,600)	(4,164)	(3,392)	(1,055)	(7,742)	(808)	(85)	(1,729)	(11,769)
Guaranteed retirement income benefit fees, maintenance fees and other fees	(90)	(16)	(148)	(69)	(445)	(28)	—	(6)	(42)
Annuity payout reserve adjustment	—	(3)	—	—	(49)	—	—	—	1

Net increase (decrease) from contract owners’ equity transactions	3,768	(4,478)	14,769	5,222	666	(2,095)	(114)	(2,381)	4,823

Total increase (decrease) in contract owners’ equity	4,695	(3,259)	28,845	8,840	13,778	(1,863)	(125)	(2,151)	18,579
CONTRACT OWNERS’ EQUITY
Beginning of period	29,040	38,174	46,260	21,685	168,963	13,694	874	11,842	89,791

End of period	$33,735	$34,915	$75,105	$30,525	$182,741	$11,831	$749	$9,691	$108,370

(b)	Effective February 21, 2005, name was changed from Credit Suisse Trust Global Post-Venture Capital Subaccount.

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2005

(in thousands)

	Fidelity Variable Insurance Products Fund			Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP Equity Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Index 500 Subaccount	Franklin Rising Dividends Securities Subaccount	Franklin Small Cap Value Securities Subaccount	Franklin Strategic Income Securities Subaccount	Franklin U.S. Government Subaccount	Franklin Zero Coupon 2010 Subaccount	Mutual Discovery Securities Subaccount
OPERATIONS
Net investment income (loss)	$2,631	$(390)	$507	$21	$—	$153	$505	$319	$(10)
Net realized gain (loss) on sale of investments	1,801	26	1,172	214	160	32	(414)	(102)	149
Change in unrealized appreciation (depreciation) of investments	(2,083)	2,159	3,053	2	165	(87)	69	(331)	1,746

Net increase (decrease) in contract owners’ equity resulting from operations	2,349	1,795	4,732	237	325	98	160	(114)	1,885

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	3,752	3,234	8,386	1,073	320	1,191	662	1,558	1,136
Net transfer (to) from affiliate and subaccounts	(9,425)	(9,757)	6,954	723	1,733	13,380	(11,476)	7,939	9,338
Payments for redemptions and surrenders	(7,431)	(6,405)	(16,332)	(968)	(385)	(1,298)	(548)	(1,377)	(1,217)
Guaranteed retirement income benefit fees, maintenance fees and other fees	(33)	(37)	(160)	(3)	(2)	(43)	(16)	(76)	(4)
Annuity payout reserve adjustment	1	2	1	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(13,136)	(12,963)	(1,151)	825	1,666	13,230	(11,378)	8,044	9,253

Total increase (decrease) in contract owners’ equity	(10,787)	(11,168)	3,581	1,062	1,991	13,328	(11,218)	7,930	11,138
CONTRACT OWNERS’ EQUITY
Beginning of period	67,669	59,157	129,183	9,672	2,958	4,127	13,428	11,591	7,396

End of period	$56,882	$47,989	$132,764	$10,734	$4,949	$17,455	$2,210	$19,521	$18,534

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2005

(in thousands)

	Franklin Templeton Variable Insurance Products Trust		ING Investors Trust	ING VP Emerging Markets Fund, Inc.	ING VP Natural Resources Trust	Janus Aspen Series
	Mutual Shares Securities Subaccount	Templeton Developing Markets Securities Subaccount	ING JPMorgan Emerging Markets Equity Subaccount(c)	ING VP Emerging Markets Subaccount(d)	ING VP Natural Resources Trust Subaccount	Janus Aspen Balanced Subaccount	Janus Aspen Forty Subaccount(e)	Janus Aspen Large Cap Growth Subaccount(f)	Janus Aspen Mid Cap Growth Subaccount
OPERATIONS
Net investment income (loss)	$(5)	$(5)	$(10)	$(56)	$182	$1,072	$(20)	$(519)	$(762)
Net realized gain (loss) on sale of investments	68	455	9	4,331	951	1,481	(53)	945	2,444
Change in unrealized appreciation (depreciation) of investments	271	1,198	263	(2,219)	1,667	4,443	252	789	4,248

Net increase (decrease) in contract owners’ equity resulting from operations	334	1,648	262	2,056	2,800	6,996	179	1,215	5,930

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	445	501	37	328	396	5,825	14	2,963	3,243
Net transfer (to) from affiliate and subaccounts	1,436	2,514	9,751	(8,989)	5,694	(8,456)	9	(7,994)	(5,870)
Payments for redemptions and surrenders	(326)	(526)	(80)	(1,035)	(930)	(15,026)	(159)	(8,172)	(7,078)
Guaranteed retirement income benefit fees, maintenance fees and other fees	(1)	(2)	(2)	(1)	(3)	(59)	(4)	(46)	(53)
Annuity payout reserve adjustment	—	—	83	(83)	—	(5)	—	3	2

Net increase (decrease) from contract owners’ equity transactions	1,554	2,487	9,789	(9,780)	5,157	(17,721)	(140)	(13,246)	(9,756)

Total increase (decrease) in contract owners’ equity	1,888	4,135	10,051	(7,724)	7,957	(10,725)	39	(12,031)	(3,826)
CONTRACT OWNERS’ EQUITY
Beginning of period	2,561	4,447	—	7,724	4,827	123,365	1,612	62,882	64,102

End of period	$4,449	$8,582	$10,051	$—	$12,784	$112,640	$1,651	$50,851	$60,276

(c)	For the period (commencement of operations): December 3, 2005—December 31, 2005 ING JPMorgan Emerging Markets Equity Subaccount.

(d)	Cessation of operations as of December 2, 2005, ING VP Emerging Markets Subaccount. Fund merged with ING JPMorgan Emerging Markets Equity Subaccount.

(e)	Effective May 1, 2005, name was changed from Janus Aspen Capital Appreciation Subaccount.

(f)	Effective May 1, 2005, name was changed from Janus Aspen Growth Subaccount.

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2005

(in thousands)

	Janus Aspen Series			JPMorgan Investment Trust(g)
	Janus Aspen Mid Cap Value Subaccount	Janus Aspen Small Company Value Subaccount	Janus Aspen Worldwide Growth Subaccount	JPMorgan Investment Trust Balanced Subaccount(h)	JPMorgan Investment Trust Bond Subaccount(i)	JPMorgan Investment Trust Diversified Equity Subaccount(j)	JPMorgan Investment Trust Diversified Mid Cap Subaccount(k)	JPMorgan Investment Trust Equity Index Subaccount(l)	JPMorgan Investment Trust Government Bond Subaccount(m)
OPERATIONS
Net investment income (loss)	$306	$(45)	$43	$1	$—	$36	$(19)	$—	$(1)
Net realized gain (loss) on sale of investments	68	105	3,125	—	—	424	40	3	—
Change in unrealized appreciation (depreciation) of investments	(83)	(15)	372	—	—	(770)	283	2	6

Net increase (decrease) in contract owners’ equity resulting from operations	291	45	3,540	1	—	(310)	304	5	5

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	328	326	5,278	1	1	804	146	3	5
Net transfer (to) from affiliate and subaccounts	1,804	3,772	(15,487)	34	12	(13,107)	4,992	45	896
Payments for redemptions and surrenders	(319)	(322)	(14,162)	(3)	—	(440)	(166)	—	(16)
Guaranteed retirement income benefit fees, maintenance fees and other fees	(1)	(18)	(67)	—	—	(19)	(7)	—	—
Annuity payout reserve adjustment	—	—	4	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	1,812	3,758	(24,434)	32	13	(12,762)	4,965	48	885

Total increase (decrease) in contract owners’ equity	2,103	3,803	(20,894)	33	13	(13,072)	5,269	53	890
CONTRACT OWNERS’ EQUITY
Beginning of period	2,403	1,702	110,482	3	2	14,477	44	30	—

End of period	$4,506	$5,505	$89,588	$36	$15	$1,405	$5,313	$83	$890

(g)	Effective May 1, 2005, fund name was changed from One Group Investment Trust.

(h)	Effective May 1, 2005, name was changed from One Group Investment Trust Balanced Subaccount.

(i)	Effective May 1, 2005, name was changed from One Group Investment Trust Bond Subaccount.

(j)	Effective May 1, 2005, name was changed from One Group Investment Trust Diversified Equity Subaccount.

(k)	Effective May 1, 2005, name was changed from One Group Investment Trust Diversified Mid Cap Subaccount.

(l)	Effective May 1, 2005, name was changed from One Group Investment Trust Equity Index Subaccount.

(m)	Effective May 1, 2005, name was changed from One Group Investment Trust Government Bond Subaccount.

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2005

(in thousands)

	JPMorgan Investment Trust			JPMorgan Series Trust II			Oppenheimer Variable Account Funds
	JPMorgan Investment Trust Large Cap Growth Subaccount(n)	JPMorgan Investment Trust Mid Cap Growth Subaccount(o)	JPMorgan Investment Trust Mid Cap Value Subaccount(p)	JPMorgan International Equity Subaccount	JPMorgan MidCap Value Subaccount	JPMorgan Small Company Subaccount	Oppenheimer Aggressive Growth Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Global Securities Subaccount
OPERATIONS
Net investment income (loss)	$(1)	$(3)	$464	$(141)	$25	$1,314	$(16)	$(25)	$(124)
Net realized gain (loss) on sale of investments	—	5	282	2,243	542	741	48	94	882
Change in unrealized appreciation (depreciation) of investments	4	25	(403)	776	779	(1,842)	89	77	2,731

Net increase (decrease) in contract owners’ equity resulting from operations	3	27	343	2,878	1,346	213	121	146	3,489

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	1	15	291	2,613	1,558	929	65	448	1,884
Net transfer (to) from affiliate and subaccounts	42	377	(4,592)	(598)	6,110	(890)	10	(67)	3,240
Payments for redemptions and surrenders	—	(19)	(208)	(2,653)	(1,294)	(769)	(69)	(381)	(2,017)
Guaranteed retirement income benefit fees, maintenance fees and other fees	—	—	(8)	(125)	(34)	(5)	(1)	(2)	(7)
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	43	373	(4,517)	(763)	6,340	(735)	5	(2)	3,100

Total increase (decrease) in contract owners’ equity	46	400	(4,174)	2,115	7,686	(522)	126	144	6,589
CONTRACT OWNERS’ EQUITY
Beginning of period	28	37	5,741	30,771	12,457	11,629	1,131	4,356	24,671

End of period	$74	$437	$1,567	$32,886	$20,143	$11,107	$1,257	$4,500	$31,260

(n)	Effective May 1, 2005, name was changed from One Group Investment Trust Large Cap Growth Subaccount.

(o)	Effective May 1, 2005, name was changed from One Group Investment Trust Mid Cap Growth Subaccount.

(p)	Effective May 1, 2005, name was changed from One Group Investment Trust Mid Cap Value Subaccount.

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2005

(in thousands)

	Oppenheimer Variable Account Funds				PIMCO Variable Insurance Trust		Scudder Variable Series I
	Oppenheimer High Income Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer Main Street Small Cap Subaccount	Oppenheimer Strategic Bond Subaccount	PIMCO Foreign Bond Subaccount	PIMCO Low Duration Subaccount	Scudder 21st Century Growth Subaccount(q)	Scudder Bond Subaccount	Scudder Capital Growth Subaccount(r)
OPERATIONS
Net investment income (loss)	$126	$(87)	$121	$292	$4	$3	$(120)	$210	$(2,525)
Net realized gain (loss) on sale of investments	(4)	109	513	66	5	3	934	14	(1,036)
Change in unrealized appreciation (depreciation) of investments	(111)	788	88	(186)	(1)	(7)	(3,168)	(138)	33,652

Net increase (decrease) in contract owners’ equity resulting from operations	11	810	722	172	8	(1)	(2,354)	86	30,091

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	197	762	970	1,390	1	—	186	507	4,938
Net transfer (to) from affiliate and subaccounts	(353)	12,358	(582)	8,970	4	6	(26,081)	249	240,002
Payments for redemptions and surrenders	(196)	(951)	(620)	(1,423)	(51)	(71)	(690)	(965)	(20,840)
Guaranteed retirement income benefit fees, maintenance fees and other fees	(1)	(50)	(12)	(64)	—	—	(17)	(3)	(467)
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	1,456

Net increase (decrease) from contract owners’ equity transactions	(353)	12,119	(244)	8,873	(46)	(65)	(26,602)	(212)	225,089

Total increase (decrease) in contract owners’ equity	(342)	12,929	478	9,045	(38)	(66)	(28,956)	(126)	255,180
CONTRACT OWNERS’ EQUITY
Beginning of period	2,652	3,177	8,965	10,907	236	204	28,956	7,237	56,134

End of period	$2,310	$16,106	$9,443	$19,952	$198	$138	$—	$7,111	$311,314

(q)	Cessation of operations as of April 28, 2005, Scudder 21st Century Growth Subaccount. Fund merged with Scudder Variable Series II’s Scudder Small Cap Growth Subaccount.

(r)	Effective April 29, 2005, Scudder Capital Growth Subaccount acquired Scudder Variable Series II’s Scudder Growth Subaccount and Scudder Variable Series II’s SVS Eagle Focused Large Cap Growth Subaccount.

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2005

(in thousands)

	Scudder Variable Series I					Scudder Variable Series II
	Scudder Global Discovery Subaccount	Scudder Growth and Income Subaccount(s)	Scudder Health Sciences Subaccount	Scudder International Subaccount	Scudder Money Market Subaccount	Scudder Blue Chip Subaccount	Scudder Fixed Income Subaccount	Scudder Global Blue Chip Subaccount	Scudder Government & Agency Securities Subaccount
OPERATIONS
Net investment income (loss)	$(1,181)	$(485)	$(1,146)	$212	$1	$(676)	$2,645	$(462)	$4,434
Net realized gain (loss) on sale of investments	625	959	1,968	3,241	—	685	305	799	(356)
Change in unrealized appreciation (depreciation) of investments	23,658	6,487	4,812	12,019	—	13,053	(2,189)	8,209	(2,585)

Net increase (decrease) in contract owners’ equity resulting from operations	23,102	6,961	5,634	15,472	1	13,062	761	8,546	1,493

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	3,674	1,528	2,597	3,397	5	2,078	1,642	724	3,208
Net transfer (to) from affiliate and subaccounts	20,485	41,055	(1,765)	3,593	(97)	123	(55)	10,366	(3,773)
Payments for redemptions and surrenders	(6,909)	(5,749)	(3,888)	(5,315)	(10)	(10,275)	(7,407)	(1,845)	(13,871)
Guaranteed retirement income benefit fees, maintenance fees and other fees	(386)	(189)	(218)	(265)	—	(396)	(198)	(110)	(231)
Annuity payout reserve adjustment	9	246	—	(20)	—	16	121	—	175

Net increase (decrease) from contract owners’ equity transactions	16,873	36,891	(3,274)	1,390	(102)	(8,453)	(5,897)	9,135	(14,492)

Total increase (decrease) in contract owners’ equity	39,975	43,852	2,360	16,862	(101)	4,609	(5,136)	17,681	(12,999)
CONTRACT OWNERS’ EQUITY
Beginning of period	126,466	49,809	83,046	106,311	149	158,659	92,790	36,009	134,445

End of period	$166,441	$93,661	$85,406	$123,173	$48	$163,268	$87,654	$53,690	$121,446

(s)	Effective April 29, 2005, Scudder Growth and Income Subaccount acquired Scudder Variable Series II’s SVS Focus Value + Growth Subaccount.

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2005

(in thousands)

	Scudder Variable Series II
	Scudder Growth Subaccount(t)	Scudder High Income Subaccount	Scudder International Select Equity Subaccount	Scudder Large Cap Value Subaccount	Scudder Mid Cap Growth Subaccount(u)	Scudder Money Market Subaccount	Scudder Salomon Aggressive Growth Subaccount(v)	Scudder Small Cap Growth Subaccount(w)	Scudder Strategic Income Subaccount
OPERATIONS
Net investment income (loss)	$901	$16,974	$1,820	$741	$(474)	$2,114	$(392)	$(2,057)	$2,229
Net realized gain (loss) on sale of investments	11,699	7,086	5,759	3,487	298	—	391	1,082	134
Change in unrealized appreciation (depreciation) of investments	(20,016)	(18,946)	8,347	(3,505)	4,411	—	3,226	11,715	(2,010)

Net increase (decrease) in contract owners’ equity resulting from operations	(7,416)	5,114	15,926	723	4,235	2,114	3,225	10,740	353

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	1,532	3,376	3,047	3,696	574	8,346	581	4,856	530
Net transfer (to) from affiliate and subaccounts	(200,078)	(15,006)	5,438	(9,506)	669	25,066	2,485	12,715	9,749
Payments for redemptions and surrenders	(9,344)	(24,290)	(12,263)	(13,420)	(1,999)	(34,084)	(985)	(12,251)	(2,802)
Guaranteed retirement income benefit fees, maintenance fees and other fees	(66)	(303)	(229)	(298)	(93)	(297)	(77)	(305)	(90)
Annuity payout reserve adjustment	(1,437)	71	61	118	—	(50)	(1)	22	135

Net increase (decrease) from contract owners’ equity transactions	(209,393)	(36,152)	(3,946)	(19,410)	(849)	(1,019)	2,003	5,037	7,522

Total increase (decrease) in contract owners’ equity	(216,809)	(31,038)	11,980	(18,687)	3,386	1,095	5,228	15,777	7,875
CONTRACT OWNERS’ EQUITY
Beginning of period	216,809	229,629	125,666	163,457	34,058	135,778	27,892	144,539	30,732

End of period	$—	$198,591	$137,646	$144,770	$37,444	$136,873	$33,120	$160,316	$38,607

(t)	Cessation of operations as of April 28, 2005, Scudder Growth Subaccount. Fund merged with Scudder Variable Series I’s Scudder Capital Growth Subaccount.

(u)	Effective October 28, 2005, name was changed from Scudder Aggressive Growth Subaccount.

(v)	Effective August 1, 2005, name was changed from SVS INVESCO Dynamic Growth Subaccount.

(w)	Effective April 29, 2005, Scudder Small Cap Growth Subaccount acquired Scudder Variable Series I’s Scudder 21st Century Growth Subaccount.

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2005

(in thousands)

	Scudder Variable Series II
	Scudder Technology Growth Subaccount	Scudder Total Return Subaccount	SVS Davis Venture Value Subaccount	SVS Dreman Financial Services Subaccount	SVS Dreman High Return Equity Subaccount	SVS Dreman Small Cap Value Subaccount	SVS Eagle Focused Large Cap Growth Subaccount(x)	SVS Focus Value + Growth Subaccount(y)	SVS Index 500 Subaccount(z)
OPERATIONS
Net investment income (loss)	$(1,154)	$4,677	$(1,372)	$379	$1,829	$25,246	$13	$498	$3,605
Net realized gain (loss) on sale of investments	(6,713)	(882)	3,255	1,663	4,464	11,120	(2,911)	2,967	32,435
Change in unrealized appreciation (depreciation) of investments	9,933	6,906	15,195	(3,536)	25,949	(9,731)	(1,993)	(6,794)	(30,757)

Net increase (decrease) in contract owners’ equity resulting from operations	2,066	10,701	17,078	(1,494)	32,242	26,635	(4,891)	(3,329)	5,283

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	3,881	6,437	5,813	2,028	13,196	10,520	612	546	3,582
Net transfer (to) from affiliate and subaccounts	(13,624)	(14,952)	9,651	(7,322)	13,145	1,321	(54,723)	(50,403)	(226,740)
Payments for redemptions and surrenders	(6,031)	(48,979)	(8,053)	(3,722)	(25,383)	(19,173)	(737)	(1,605)	(6,276)
Guaranteed retirement income benefit fees, maintenance fees and other fees	(337)	(408)	(557)	(178)	(1,333)	(698)	(34)	(25)	(262)
Annuity payout reserve adjustment	16	47	87	(1)	(49)	18	—	(246)	24

Net increase (decrease) from contract owners’ equity transactions	(16,095)	(57,855)	6,941	(9,195)	(424)	(8,012)	(54,882)	(51,733)	(229,672)

Total increase (decrease) in contract owners’ equity	(14,029)	(47,154)	24,019	(10,689)	31,818	18,623	(59,773)	(55,062)	(224,389)
CONTRACT OWNERS’ EQUITY
Beginning of period	145,056	416,701	202,796	80,309	497,541	308,558	59,773	55,062	224,389

End of period	$131,027	$369,547	$226,815	$69,620	$529,359	$327,181	$—	$—	$—

(x)	Cessation of operations as of April 28, 2005, SVS Eagle Focused Large Cap Growth Subaccount. Fund merged with Scudder Variable Series I’s Scudder Capital Growth Subaccount.

(y)	Cessation of operations as of April 28, 2005, SVS Focus Value + Growth Subaccount. Fund merged with Scudder Variable Series I’s Scudder Growth & Income Subaccount.

(z)	Cessation of operations as of September 15, 2005, SVS Index 500 Subaccount. Fund merged with Scudder VIT Equity 500 Index Subaccount.

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2005

(in thousands)

	Scudder Variable Series II					Scudder Investments VIT Funds
	SVS Janus Growth and Income Subaccount	SVS Janus Growth Opportunities Subaccount	SVS MFS Strategic Value Subaccount	SVS Oak Strategic Equity Subaccount	SVS Turner Mid-Cap Growth Subaccount	Scudder Real Estate Securities Subaccount	Scudder VIT Equity 500 Index Subaccount(aa)
OPERATIONS
Net investment income (loss)	$(1,460)	$(910)	$3	$(655)	$(1,248)	$1	$(796)
Net realized gain (loss) on sale of investments	511	(2,814)	1	(1,661)	1,732	—	(693)
Change in unrealized appreciation (depreciation) of investments	13,674	8,742	(5)	(836)	8,023	—	2,561

Net increase (decrease) in contract owners’ equity resulting from operations	12,725	5,018	(1)	(3,152)	8,507	1	1,072

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	2,547	1,867	1	1,473	2,214	1	1,440
Net transfer (to) from affiliate and subaccounts	(2,875)	(7,045)	(3)	(8,938)	(4,913)	6	194,675
Payments for redemptions and surrenders	(5,654)	(3,912)	—	(1,872)	(3,331)	—	(2,332)
Guaranteed retirement income benefit fees, maintenance fees and other fees	(337)	(226)	—	(123)	(235)	—	(270)
Annuity payout reserve adjustment	91	—	—	(3)	—	—	160

Net increase (decrease) from contract owners’ equity transactions	(6,228)	(9,316)	(2)	(9,463)	(6,265)	7	193,673

Total increase (decrease) in contract owners’ equity	6,497	(4,298)	(3)	(12,615)	2,242	8	194,745
CONTRACT OWNERS’ EQUITY
Beginning of period	129,027	90,502	38	56,495	94,997	6	—

End of period	$135,524	$86,204	$35	$43,880	$97,239	$14	$194,745

(aa)	For the period (commencement of operations): September 16, 2005—December 31, 2005 Scudder VIT Equity 500 Index Subaccount.

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY

For the year ended December 31, 2004

(in thousands)

	AIM Variable Insurance Funds(a)				The Alger American Fund
	AIM V.I. Financial Services Fund Subaccount(b)	AIM V.I. Global Health Care Subaccount(c)	AIM V.I. Real Estate Subaccount(d)	AIM V.I. Utilities Subaccount(e)	Alger American Balanced Subaccount	Alger American Growth Subaccount	Alger American Leveraged AllCap Subaccount	Alger American MidCap Growth Subaccount	Alger American Small Capitalization Subaccount
OPERATIONS
Net investment income (loss)	$(2)	$(31)	$146	$125	$111	$(314)	$(982)	$(375)	$(93)
Net realized gain (loss) on sale of investments	29	56	206	324	(409)	(116)	(5,752)	541	683
Change in unrealized appreciation (depreciation) of investments	53	158	1,326	2,814	3,867	1,274	10,771	2,633	167

Net increase (decrease) in contract owners’ equity resulting from operations	80	183	1,678	3,263	3,569	844	4,037	2,799	757

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	92	728	804	856	4,094	2,726	3,428	4,230	729
Net transfer (to) from affiliate and subaccounts	779	1,623	5,788	4,464	3,075	(1,749)	(3,576)	1,512	(1,552)
Payments for redemptions and surrenders	(44)	(114)	(259)	(1,110)	(6,201)	(2,349)	(3,057)	(1,986)	(782)
Guaranteed retirement income benefit fees, maintenance fees and other fees	—	(1)	(3)	(39)	(293)	(21)	(194)	(15)	(6)
Annuity payout reserve adjustment	—	—	25	9	(34)	6	—	—	(1)

Net increase (decrease) from contract owners’ equity transactions	827	2,236	6,355	4,180	641	(1,387)	(3,399)	3,741	(1,612)

Total increase (decrease) in contract owners’ equity	907	2,419	8,033	7,443	4,210	(543)	638	6,540	(855)
CONTRACT OWNERS’ EQUITY
Beginning of period	511	1,058	1,288	12,532	110,755	23,931	70,229	23,629	6,880

End of period	$1,418	$3,477	$9,321	$19,975	$114,965	$23,388	$70,867	$30,169	$6,025

(a)	Effective October 15, 2004, fund name was changed from INVESCO Variable Investment Funds, Inc.

(b)	Effective October 15, 2004, name was changed from INVESCO VIF-Financial Services Subaccount.

(c)	Effective October 15, 2004, name was changed from INVESCO VIF-Health Sciences Subaccount.

(d)	Effective October 15, 2004, name was changed from INVESCO VIF-Real Estate Opportunity Subaccount.

(e)	Effective October 15, 2004, name was changed from INVESCO VIF-Utilities Subaccount.

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2004

(in thousands)

	American Century Variable Portfolios, Inc.		Credit Suisse Trust		Dreyfus Investment Portfolios	The Dreyfus Socially Responsible Growth Fund, Inc.	Dreyfus Variable Investment Fund	Fidelity Variable Insurance Products Fund
	American Century VP Income & Growth Subaccount	American Century VP Value Subaccount	Credit Suisse Trust Emerging Markets Subaccount	Credit Suisse Trust Global Small Cap Subaccount	Dreyfus I.P. MidCap Stock Subaccount	Dreyfus Socially Responsible Growth Subaccount	Dreyfus VIF Small Company Stock Subaccount	Fidelity VIP Asset Manager Subaccount	Fidelity VIP Contrafund Subaccount
OPERATIONS
Net investment income (loss)	$44	$137	$(405)	$(267)	$2,421	$(138)	$40	$141	$(760)
Net realized gain (loss) on sale of investments	2,108	577	1,833	(425)	2,089	(698)	27	82	1,143
Change in unrealized appreciation (depreciation) of investments	978	3,569	6,360	3,684	14,523	1,443	39	228	10,363

Net increase (decrease) in contract owners’ equity resulting from operations	3,130	4,283	7,788	2,992	19,033	607	106	451	10,746

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	3,458	3,964	1,948	766	5,880	1,177	117	1,233	6,013
Net transfer (to) from affiliate and subaccounts	(2,711)	563	6,759	608	6,139	(1,136)	450	1,594	9,377
Payments for redemptions and surrenders	(1,991)	(3,246)	(1,442)	(511)	(6,362)	(1,234)	(71)	(1,376)	(8,348)
Guaranteed retirement income benefit fees, maintenance fees and other fees	(91)	(21)	(95)	(51)	(397)	(33)	—	(9)	(47)
Annuity payout reserve adjustment	(4)	5	—	—	21	—	—	(9)	(7)

Net increase (decrease) from contract owners’ equity transactions	(1,339)	1,265	7,170	812	5,281	(1,226)	496	1,433	6,988

Total increase (decrease) in contract owners’ equity	1,791	5,548	14,958	3,804	24,314	(619)	602	1,884	17,734
CONTRACT OWNERS’ EQUITY
Beginning of period	27,249	32,626	31,302	17,881	144,649	14,313	272	9,958	72,057

End of period	$29,040	$38,174	$46,260	$21,685	$168,963	$13,694	$874	$11,842	$89,791

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2004

(in thousands)

	Fidelity Variable Insurance Products Fund			Franklin Templeton Variable Insurance Products Trust
	Fidelity VIP Equity Income Subaccount	Fidelity VIP Growth Subaccount	Fidelity VIP Index 500 Subaccount	Franklin Rising Dividends Securities Subaccount	Franklin Small Cap Value Securities Subaccount	Franklin Strategic Income Securities Subaccount	Franklin U.S. Government Subaccount	Franklin Zero Coupon 2010 Subaccount	Mutual Discovery Securities Subaccount
OPERATIONS
Net investment income (loss)	$421	$(658)	$(50)	$29	$(16)	$59	$536	$450	$(13)
Net realized gain (loss) on sale of investments	1,570	(647)	(16)	59	28	53	(106)	(236)	39
Change in unrealized appreciation (depreciation) of investments	4,332	2,130	10,852	623	350	141	(171)	99	760

Net increase (decrease) in contract owners’ equity resulting from operations	6,323	825	10,786	711	362	253	259	313	786

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	5,688	5,018	10,174	1,305	232	441	2,117	2,152	720
Net transfer (to) from affiliate and subaccounts	(3,065)	(5,529)	6,124	5,203	2,037	2,078	324	109	4,672
Payments for redemptions and surrenders	(7,826)	(6,781)	(13,362)	(345)	(48)	(215)	(835)	(1,463)	(227)
Guaranteed retirement income benefit fees, maintenance fees and other fees	(79)	(55)	(127)	(3)	(1)	(1)	(65)	(55)	(2)
Annuity payout reserve adjustment	—	(2)	1	18	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	(5,282)	(7,349)	2,810	6,178	2,220	2,303	1,541	743	5,163

Total increase (decrease) in contract owners’ equity	1,041	(6,524)	13,596	6,889	2,582	2,556	1,800	1,056	5,949
CONTRACT OWNERS’ EQUITY
Beginning of period	66,628	65,681	115,587	2,783	376	1,571	11,628	10,535	1,447

End of period	$67,669	$59,157	$129,183	$9,672	$2,958	$4,127	$13,428	$11,591	$7,396

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2004

(in thousands)

	Franklin Templeton Variable Insurance Products Trust		ING VP Emerging Markets Fund, Inc.	ING VP Natural Resources Trust	Janus Aspen Series
	Mutual Shares Securities Subaccount	Templeton Developing Markets Securities Subaccount	ING VP Emerging Markets Subaccount	ING VP Natural Resources Trust Subaccount	Janus Aspen Balanced Subaccount	Janus Aspen Forty Subaccount	Janus Aspen Large Cap Growth Subaccount	Janus Aspen Growth and Income Subaccount(f)	Janus Aspen Mid Cap Growth Subaccount
OPERATIONS
Net investment income (loss)	$(9)	$9	$(34)	$(18)	$1,110	$(18)	$(843)	$—	$(790)
Net realized gain (loss) on sale of investments	73	107	522	279	613	(110)	755	—	583
Change in unrealized appreciation (depreciation) of investments	151	573	752	218	6,754	368	1,760	—	10,926

Net increase (decrease) in contract owners’ equity resulting from operations	215	689	1,240	479	8,477	240	1,672	—	10,719

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	388	399	515	509	8,170	23	4,990	—	4,397
Net transfer (to) from affiliate and subaccounts	1,220	2,393	(155)	528	(15,958)	(88)	(19,360)	—	(6,246)
Payments for redemptions and surrenders	(172)	(210)	(1,160)	(371)	(16,509)	(121)	(8,734)	—	(6,791)
Guaranteed retirement income benefit fees, maintenance fees and other fees	(1)	(1)	(4)	(3)	(82)	(4)	(80)	—	(72)
Annuity payout reserve adjustment	—	—	1	1	(17)	—	15	—	(2)

Net increase (decrease) from contract owners’ equity transactions	1,435	2,581	(803)	664	(24,396)	(190)	(23,169)	—	(8,714)

Total increase (decrease) in contract owners’ equity	1,650	3,270	437	1,143	(15,919)	50	(21,497)	—	2,005
CONTRACT OWNERS’ EQUITY
Beginning of period	911	1,177	7,287	3,684	139,284	1,562	84,379	—	62,097

End of period	$2,561	$4,447	$7,724	$4,827	$123,365	$1,612	$62,882	$—	$64,102

(f)	Cessation of operations as of March 7, 2003, Janus Aspen Growth and Income Subaccount.

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2004

(in thousands)

	Janus Aspen Series			JPMorgan Investment Trust
	Janus Aspen Mid Cap Value Subaccount(g)	Janus Aspen Small Company Value Subaccount(h)	Janus Aspen Worldwide Growth Subaccount	JPMorgan Investment Trust Balanced Subaccount(i)	JPMorgan Investment Trust Bond Subaccount(j)	JPMorgan Investment Trust Diversified Equity Subaccount(k)	JPMorgan Investment Trust Diversified Mid Cap Subaccount(l)	JPMorgan Investment Trust Equity Index Subaccount(m)	JPMorgan Investment Trust Government Bond Subaccount(n)
OPERATIONS
Net investment income (loss)	$10	$54	$(399)	$—	$—	$(86)	$—	$—	$—
Net realized gain (loss) on sale of investments	57	57	(3,071)	—	—	5	1	—	—
Change in unrealized appreciation (depreciation) of investments	180	100	6,581	—	—	838	3	3	—

Net increase (decrease) in contract owners’ equity resulting from operations	247	211	3,111	—	—	757	4	3	—

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	211	212	7,802	—	1	676	1	—	—
Net transfer (to) from affiliate and subaccounts	1,663	494	(21,114)	3	1	13,656	39	27	—
Payments for redemptions and surrenders	(112)	(128)	(15,308)	—	—	(558)	—	—	—
Guaranteed retirement income benefit fees, maintenance fees and other fees	(1)	(3)	(99)	—	—	(54)	—	—	—
Annuity payout reserve adjustment	—	—	1	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	1,761	575	(28,718)	3	2	13,720	40	27	—

Total increase (decrease) in contract owners’ equity	2,008	786	(25,607)	3	2	14,477	44	30	—
CONTRACT OWNERS’ EQUITY
Beginning of period	395	916	136,089	—	—	—	—	—	—

End of period	$2,403	$1,702	$110,482	$3	$2	$14,477	$44	$30	$—

(g)	Formerly named Janus Aspen Mid Cap Value (Perkins) Subaccount.

(h)	Formerly named Janus Aspen Small Cap Value (Bay Isle) Subaccount.

(i)	For the period (commencement of operations): August 11, 2004—December 31, 2004 JPMorgan Investment Trust Balanced Subaccount.

(j)	For the period (commencement of operations): July 19, 2004—December 31, 2004 JPMorgan Investment Trust Bond Subaccount.

(k)	For the period (commencement of operations): June 30, 2004—December 31, 2004 JPMorgan Investment Trust Diversified Equity Subaccount.

(l)	For the period (commencement of operations): May 27, 2004—December 31, 2004 JPMorgan Investment Trust Diversified Mid Cap Growth Subaccount.

(m)	For the period (commencement of operations): July 26, 2004—December 31, 2004 JPMorgan Investment Trust Equity Index Subaccount.

(n)	JPMorgan Investment Trust Government Bond Subaccount option added in 2004. As of December 31, 2004, no contributions have been made to this subaccount.

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2004

(in thousands)

	JPMorgan Investment Trust			JPMorgan Series Trust II			Oppenheimer Variable Account Funds
	JPMorgan Investment Trust Large Cap Growth Subaccount(o)	JPMorgan Investment Trust Mid Cap Growth Subaccount(p)	JPMorgan Investment Trust Mid Cap Value Subaccount(q)	JPMorgan International Equity Subaccount(r)	JPMorgan MidCap Value Subaccount	JPMorgan Small Company Subaccount	Oppenheimer Aggressive Growth Subaccount	Oppenheimer Capital Appreciation Subaccount	Oppenheimer Global Securities Subaccount
OPERATIONS
Net investment income (loss)	$—	$—	$(34)	$(197)	$(56)	$(139)	$(9)	$(36)	$(76)
Net realized gain (loss) on sale of investments	—	—	9	853	96	1,249	19	48	146
Change in unrealized appreciation (depreciation) of investments	2	3	460	3,716	1,251	1,231	133	184	3,188

Net increase (decrease) in contract owners’ equity resulting from operations	2	3	435	4,372	1,291	2,341	143	196	3,258

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	—	1	264	3,346	876	1,365	78	675	1,998
Net transfer (to) from affiliate and subaccounts	26	34	5,279	5,991	9,378	(1,118)	681	2,116	12,748
Payments for redemptions and surrenders	—	(1)	(215)	(1,647)	(389)	(908)	(62)	(200)	(645)
Guaranteed retirement income benefit fees, maintenance fees and other fees	—	—	(22)	(126)	(21)	(12)	(1)	(2)	(6)
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	26	34	5,306	7,564	9,844	(673)	696	2,589	14,095

Total increase (decrease) in contract owners’ equity	28	37	5,741	11,936	11,135	1,668	839	2,785	17,353
CONTRACT OWNERS’ EQUITY
Beginning of period	—	—	—	18,835	1,322	9,961	292	1,571	7,318

End of period	$28	$37	$5,741	$30,771	$12,457	$11,629	$1,131	$4,356	$24,671

(o)	For the period (commencement of operations): October 1, 2004—December 31, 2004 JPMorgan Investment Trust Large Cap Growth Subaccount.

(p)	For the period (commencement of operations): June 25, 2004—December 31, 2004 JPMorgan Investment Trust Mid Cap Growth Subaccount.

(q)	For the period (commencement of operations): May 18, 2004—December 31, 2004 JPMorgan Investment Trust Mid Cap Value Subaccount.

(r)	Formerly named JPMorgan International Opportunities Subaccount.

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2004

(in thousands)

	Oppenheimer Variable Account Funds				PIMCO Variable Insurance Trust		Scudder Variable Series I
	Oppenheimer High Income Subaccount	Oppenheimer Main Street Subaccount	Oppenheimer Main Steet Small Cap Subaccount	Oppenheimer Strategic Bond Subaccount	PIMCO Foreign Bond Subaccount	PIMCO Low Duration Subaccount	Scudder 21st Century Growth Subaccount	Scudder Bond Subaccount	Scudder Capital Growth Subaccount
OPERATIONS
Net investment income (loss)	$44	$(19)	$(86)	$27	$6	$—	$(386)	$209	$(446)
Net realized gain (loss) on sale of investments	20	94	226	53	1	2	(1,134)	134	(3,868)
Change in unrealized appreciation (depreciation) of investments	66	144	1,066	638	2	(1)	3,861	(44)	7,723

Net increase (decrease) in contract owners’ equity resulting from operations	130	219	1,206	718	9	1	2,341	299	3,409

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	399	582	1,446	779	2	—	1,390	909	1,883
Net transfer (to) from affiliate and subaccounts	1,471	1,116	3,554	8,604	16	13	(1,765)	(985)	4,053
Payments for redemptions and surrenders	(132)	(173)	(535)	(534)	(10)	(24)	(986)	(1,479)	(2,588)
Guaranteed retirement income benefit fees, maintenance fees and other fees	(1)	(2)	(15)	(30)	(1)	—	(74)	(6)	(135)
Annuity payout reserve adjustment	—	—	—	—	—	—	—	—	—

Net increase (decrease) from contract owners’ equity transactions	1,737	1,523	4,450	8,819	7	(11)	(1,435)	(1,561)	3,213

Total increase (decrease) in contract owners’ equity	1,867	1,742	5,656	9,537	16	(10)	906	(1,262)	6,622
CONTRACT OWNERS’ EQUITY
Beginning of period	785	1,435	3,309	1,370	220	214	28,050	8,499	49,512

End of period	$2,652	$3,177	$8,965	$10,907	$236	$204	$28,956	$7,237	$56,134

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2004

(in thousands)

	Scudder Variable Series I					Scudder Variable Series II
	Scudder Global Discovery Subaccount	Scudder Growth and Income Subaccount	Scudder Health Sciences Subaccount	Scudder International Subaccount	Scudder Money Market Subaccount	Scudder Blue Chip Subaccount	Scudder Fixed Income Subaccount	Scudder Global Blue Chip Subaccount	Scudder Government & Agency Securities Subaccount(s)
OPERATIONS
Net investment income (loss)	$(1,193)	$(292)	$(1,092)	$(91)	$(1)	$(1,068)	$3,721	$(55)	$3,406
Net realized gain (loss) on sale of investments	(1,400)	(493)	893	4,290	—	(2,047)	711	(36)	561
Change in unrealized appreciation (depreciation) of investments	24,350	4,760	6,235	9,549	—	22,986	(1,601)	4,126	(682)

Net increase (decrease) in contract owners’ equity resulting from operations	21,757	3,975	6,036	13,748	(1)	19,871	2,831	4,035	3,285

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	4,133	1,198	5,314	4,244	14	2,638	2,355	1,181	4,437
Net transfer (to) from affiliate and subaccounts	7,144	776	410	245	9	8,147	(2,523)	1,135	(19,580)
Payments for redemptions and surrenders	(4,303)	(2,935)	(2,992)	(3,995)	(6)	(8,762)	(8,417)	(1,223)	(16,532)
Guaranteed retirement income benefit fees, maintenance fees and other fees	(283)	(121)	(212)	(234)	—	(365)	(206)	(84)	(250)
Annuity payout reserve adjustment	1	2	2	4	—	3	3	—	85

Net increase (decrease) from contract owners’ equity transactions	6,692	(1,080)	2,522	264	17	1,661	(8,788)	1,009	(31,840)

Total increase (decrease) in contract owners’ equity	28,449	2,895	8,558	14,012	16	21,532	(5,957)	5,044	(28,555)
CONTRACT OWNERS’ EQUITY
Beginning of period	98,017	46,914	74,488	92,299	133	137,127	98,747	30,965	163,000

End of period	$126,466	$49,809	$83,046	$106,311	$149	$158,659	$92,790	$36,009	$134,445

(s)	Effective May 1, 2004, name was changed from Scudder Government Securities Subaccount.

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2004

(in thousands)

	Scudder Variable Series II
	Scudder Growth Subaccount	Scudder High Income Subaccount	Scudder International Select Equity Subaccount	Scudder Large Cap Value Subaccount(t)	Scudder Mid Cap Growth Subaccount	Scudder Money Market Subaccount	Scudder Salomon Aggressive Growth Subaccount	Scudder Small Cap Growth Subaccount	Scudder Strategic Income Subaccount
OPERATIONS
Net investment income (loss)	$(2,341)	$13,723	$(318)	$257	$(469)	$(856)	$(366)	$(1,881)	$864
Net realized gain (loss) on sale of investments	(8,453)	3,860	3,771	1,476	(98)	—	258	(2,743)	332
Change in unrealized appreciation (depreciation) of investments	18,448	4,717	14,047	11,212	1,209	—	2,680	17,039	821

Net increase (decrease) in contract owners’ equity resulting from operations	7,654	22,300	17,500	12,945	642	(856)	2,572	12,415	2,017

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	5,741	5,533	4,166	5,591	1,183	16,184	1,259	6,939	582
Net transfer (to) from affiliate and subaccounts	(10,656)	(11,456)	15,522	8,442	(2,048)	(24,295)	(1,270)	(4,702)	1,694
Payments for redemptions and surrenders	(25,275)	(21,423)	(8,070)	(12,149)	(1,130)	(37,103)	(894)	(11,068)	(1,574)
Guaranteed retirement income benefit fees, maintenance fees and other fees	(336)	(324)	(180)	(307)	(92)	(371)	(70)	(260)	(71)
Annuity payout reserve adjustment	(4)	(31)	(25)	(119)	—	246	(1)	(1)	2

Net increase (decrease) from contract owners’ equity transactions	(30,530)	(27,701)	11,413	1,458	(2,087)	(45,339)	(976)	(9,092)	633

Total increase (decrease) in contract owners’ equity	(22,876)	(5,401)	28,913	14,403	(1,445)	(46,195)	1,596	3,323	2,650
CONTRACT OWNERS’ EQUITY
Beginning of period	239,685	235,030	96,753	149,054	35,503	181,973	26,296	141,216	28,082

End of period	$216,809	$229,629	$125,666	$163,457	$34,058	$135,778	$27,892	$144,539	$30,732

(t)	Effective May 1, 2004, name was changed from Scudder Contrarian Value Subaccount.

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2004

(in thousands)

	Scudder Variable Series II
	Scudder Technology Growth Subaccount	Scudder Total Return Subaccount	SVS Davis Venture Value Subaccount	SVS Dreman Financial Services Subaccount	SVS Dreman High Return Equity Subaccount	SVS Dreman Small Cap Value Subaccount	SVS Eagle Focused Large Cap Growth Subaccount	SVS Focus Value + Growth Subaccount	SVS Index 500 Subaccount
OPERATIONS
Net investment income (loss)	$(1,980)	$1,503	$(1,737)	$113	$1,095	$(1,286)	$(812)	$(275)	$(820)
Net realized gain (loss) on sale of investments	(3,523)	(7,269)	1,293	1,094	1,577	6,749	(1,276)	(1,642)	960
Change in unrealized appreciation (depreciation) of investments	5,214	27,816	18,537	6,346	52,353	51,759	2,185	6,876	17,945

Net increase (decrease) in contract owners’ equity resulting from operations	(289)	22,050	18,093	7,553	55,025	57,222	97	4,959	18,085

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	7,735	9,243	8,136	3,523	19,051	11,874	2,850	3,074	9,266
Net transfer (to) from affiliate and subaccounts	(9,099)	(7,974)	20,691	(81)	7,579	31,468	(63)	(2,111)	346
Payments for redemptions and surrenders	(6,716)	(47,005)	(5,544)	(2,998)	(18,198)	(13,947)	(2,346)	(4,358)	(6,274)
Guaranteed retirement income benefit fees, maintenance fees and other fees	(378)	(470)	(478)	(194)	(1,192)	(580)	(151)	(105)	(544)
Annuity payout reserve adjustment	2	10	3	(1)	26	(30)	—	4	(34)

Net increase (decrease) from contract owners’ equity transactions	(8,456)	(46,196)	22,808	249	7,266	28,785	290	(3,496)	2,760

Total increase (decrease) in contract owners’ equity	(8,745)	(24,146)	40,901	7,802	62,291	86,007	387	1,463	20,845
CONTRACT OWNERS’ EQUITY
Beginning of period	153,801	440,847	161,895	72,507	435,250	222,551	59,386	53,599	203,544

End of period	$145,056	$416,701	$202,796	$80,309	$497,541	$308,558	$59,773	$55,062	$224,389

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS’ EQUITY—(Continued)

For the year ended December 31, 2004

(in thousands)

	Scudder Variable Series II					Scudder Investments VIT Funds
	SVS Janus Growth and Income Subaccount	SVS Janus Growth Opportunities Subaccount	SVS MFS Strategic Value Subaccount	SVS Oak Strategic Equity Subaccount	SVS Turner Mid-Cap Growth Subaccount	Scudder Real Estate Securities Subaccount
OPERATIONS
Net investment income (loss)	$(1,714)	$(1,224)	$—	$(809)	$(1,219)	$—
Net realized gain (loss) on sale of investments	(1,795)	(6,281)	—	(2,201)	1,355	1
Change in unrealized appreciation (depreciation) of investments	15,184	16,610	5	2,313	7,676	—

Net increase (decrease) in contract owners’ equity resulting from operations	11,675	9,105	5	(697)	7,812	1

CONTRACT OWNERS’ EQUITY TRANSACTIONS
Proceeds from sales	4,208	2,823	—	3,537	4,350	—
Net transfer (to) from affiliate and subaccounts	(9,040)	(7,382)	5	(4,908)	221	(9)
Payments for redemptions and surrenders	(5,515)	(3,971)	—	(2,096)	(2,299)	(2)
Guaranteed retirement income benefit fees, maintenance fees and other fees	(332)	(237)	—	(153)	(234)	—
Annuity payout reserve adjustment	(31)	1	—	1	—	—

Net increase (decrease) from contract owners’ equity transactions	(10,710)	(8,766)	5	(3,619)	2,038	(11)

Total increase (decrease) in contract owners’ equity	965	339	10	(4,316)	9,850	(10)
CONTRACT OWNERS’ EQUITY
Beginning of period	128,062	90,163	28	60,811	85,147	16

End of period	$129,027	$90,502	$38	$56,495	$94,997	$6

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(1) Organization:

KILICO Variable Annuity Separate Account (the “Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life Insurance Company (“KILICO”). KILICO is a wholly owned subsidiary of Zurich Group Holding (“ZGH”) and an indirect wholly-owned subsidiary of Zurich Financial Services (“ZFS”), both of which are Swiss holding companies.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from KILICO’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business KILICO may conduct.

The Separate Account is used to fund contracts or certificates (collectively referred to as “Contracts”) for Kemper Advantage III periodic and flexible payment variable annuity contracts (“Kemper Advantage III”), Scudder Passport individual and group variable, fixed and market value adjusted deferred annuity contracts (“Scudder Passport”), Scudder Destinations individual and group variable, fixed and market value adjusted deferred annuity contracts (“Scudder Destinations”), Farmers Variable Annuity I individual and group variable, fixed and market value adjusted deferred annuity contracts (“Farmers Variable Annuity I”), Zurich Preferred individual and group variable and market value adjusted deferred annuity contracts (“Zurich Preferred”), Zurich Preferred Plus individual and group variable and market value adjusted deferred annuity contracts (“Zurich Preferred Plus”), Scudder ZS4 individual and group variable and market value adjusted deferred annuity contracts (“Scudder ZS4”) and Zurich Archway individual and group variable and market value adjusted deferred annuity contracts (“Zurich Archway”). The Separate Account is divided into a total of ninety-seven subaccounts with various subaccount options available to contract owners depending upon their respective Contracts. During the year ended December 31, 2005, assets were invested in ninety-one of the subaccount options.

The Kemper Advantage III contracts have sixty-three subaccount options available to contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the AIM Variable Insurance Funds, The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the ING Investors Trust, the ING VP Natural Resources Trust, the JPMorgan Series Trust II, the Janus Aspen Series, the JPMorgan Investment Trust, the Oppenheimer Variable Account Funds, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end, diversified management investment companies.

The Scudder Passport contracts have thirteen subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Scudder Variable Series II, an open-end, diversified management investment company.

The Scudder Destinations contracts have thirty-six subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the AIM Variable Insurance Funds, The Alger American Fund, the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the Scudder Variable Series I, the Scudder Variable Series II and the Scudder Investments VIT Funds, all of which are open-end, diversified management investment companies.

The Farmers Variable Annuity I contracts have twelve subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Franklin Templeton Variable Insurance Products Trust, the Janus Aspen Series, the PIMCO Variable Insurance Trust, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end, diversified management investment companies.

The Zurich Preferred contracts have sixty-one subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the AIM Variable Insurance

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

Funds, The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the JPMorgan Series Trust II, the Janus Aspen Series, the JPMorgan Investment Trust, the Oppenheimer Variable Account Funds, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end, diversified management investment companies.

The Zurich Preferred Plus contracts have sixty-one subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the AIM Variable Insurance Funds, The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the JPMorgan Series Trust II, the Janus Aspen Series, the JPMorgan Investment Trust, the Oppenheimer Variable Account Funds, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end, diversified management investment companies.

The Scudder ZS4 contracts have thirty-seven subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the AIM Variable Insurance Funds, The Alger American Fund, the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the Scudder Variable Series I, the Scudder Variable Series II and the Scudder Investments VIT Funds, all of which are open-end, diversified management investment companies.

The Zurich Archway contracts have sixty subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the AIM Variable Insurance Funds, The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the Dreyfus Variable Investment Fund, the Fidelity Variable Insurance Products Fund, the Franklin Templeton Variable Insurance Products Trust, the JPMorgan Series Trust II, the Janus Aspen Series, the JPMorgan Investment Trust, the Oppenheimer Variable Account Funds, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end, diversified management investment companies.

Effective February 6, 2006, Scudder Investments changed its name to DWS Scudder. Scudder Variable Series I, Scudder Variable Series II and Scudder VIT Funds changed their names to DWS Variable Series I, DWS Variable Series II and DWS VIT Funds, respectively.

See respective contract Prospectus of each product for further description and benefits.

(2) Significant Accounting Policies:

Investments

Investments are made in the various portfolios in accordance with selections made by the contract owners. Such investments are made at the net asset value per share, reported by the respective portfolios.

Security transactions

Security transactions are generally accounted for on the trade date (date the order to buy or sell is executed). Dividend income, which includes capital gain distributions, is recorded as income on the ex-dividend date. Realized gains and losses from sales of investment shares are generally reported on a first in, first out (FIFO) cost basis.

Accumulation unit valuation

On each day the New York Stock Exchange (the “Exchange”) is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (CST) or the close of the Exchange by dividing the total value of each subaccount’s investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

Federal income taxes

The operations of the Separate Account are included in the federal income tax return of KILICO. Under existing federal income tax law, investment income and realized capital gains and losses of the Separate Account affect liabilities under the contracts and are, therefore, not taxed. Thus, the Separate Account may realize net investment income and capital gains and losses without federal income tax consequences.

Net transfers (to) from affiliate or subaccounts

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owners’ interest to or from another eligible subaccount or to the general account of KILICO.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements.

Annuity Payouts

Net assets allocated to contracts in the annuity payout period are computed according to the 1983a Individual Annuitant Mortality Table with projections. Unless the annuitant elects otherwise, the assumed investment return is 2.5% for most products (i.e. Destinations, Farmers Variable Annuity, Archway, ZS4, Preferred, Preferred Plus, most Advantage III policies), or 4.0% for Passport and some Advantage III policies. The mortality risk is fully borne by KILICO and may result in additional amounts being transferred into the variable annuity account by KILICO to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

(3) Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2005, are as follows (in thousands):

	Purchases	Sales
AIM Variable Insurance Funds:
AIM V.I. Financial Services Fund Subaccount	$217	$1,007
AIM V.I. Global Health Care Subaccount	848	1,673
AIM V.I. Real Estate Subaccount	4,272	3,526
AIM V.I. Utilities Subaccount	19,763	7,356
The Alger American Fund:
Alger American Balanced Subaccount	5,172	17,044
Alger American Growth Subaccount	2,459	5,660
Alger American Leveraged AllCap Subaccount	4,776	11,395
Alger American MidCap Growth Subaccount	3,117	9,296
Alger American Small Capitalization Subaccount	1,420	1,374
American Century Variable Portfolios, Inc.:
American Century VP Income & Growth Subaccount	10,551	6,593
American Century VP Value Subaccount	6,381	7,216
Credit Suisse Trust:
Credit Suisse Trust Emerging Markets Subaccount	20,732	6,326
Credit Suisse Trust Global Small Cap Subaccount	10,126	5,261

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	Purchases	Sales
Dreyfus Investment Portfolios:
Dreyfus I.P. MidCap Stock Subaccount	$11,377	$12,367
The Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Subaccount	536	2,799
Dreyfus Variable Investment Fund:
Dreyfus VIF Small Company Stock Subaccount	319	401
Fidelity Variable Insurance Products Funds:
Fidelity VIP Asset Manager Subaccount	858	3,071
Fidelity VIP Contrafund Subaccount...	15,930	12,049
Fidelity VIP Equity Income Subaccount	7,454	17,959
Fidelity VIP Growth Subaccount	1,239	14,592
Fidelity VIP Index 500 Subaccount	20,411	21,057
Franklin Templeton Variable Insurance Products Trust:
Franklin Rising Dividends Securities Subaccount	2,838	1,992
Franklin Small Cap Value Securities Subaccount	2,430	764
Franklin Strategic Income Securities Subaccount	15,054	1,671
Franklin U.S. Government Subaccount	3,048	13,921
Franklin Zero Coupon 2010 Subaccount	10,270	1,907
Mutual Discovery Securities Subaccount	9,820	577
Mutual Shares Securities Subaccount	1,983	434
Templeton Developing Markets Securities Subaccount	4,319	1,837
ING Investors Trust:
ING JPMorgan Emerging Markets Equity Subaccount	10,387	608
ING VP Emerging Markets Fund, Inc.:
ING VP Emerging Markets Subaccount	1,965	11,801
ING VP Natural Resources Trust:
ING VP Natural Resources Trust Subaccount	8,080	2,741
Janus Aspen Series:
Janus Aspen Balanced Subaccount	3,984	20,633
Janus Aspen Forty Subaccount	65	225
Janus Aspen Large Cap Growth Subaccount	1,302	15,067
Janus Aspen Mid Cap Growth Subaccount	720	11,238
Janus Aspen Mid Cap Value Subaccount	3,128	1,010
Janus Aspen Small Company Value Subaccount	4,513	800
Janus Aspen Worldwide Growth Subaccount	2,170	26,561
JPMorgan Investment Trust:
JPMorgan Investment Trust Balanced Subaccount	35	2
JPMorgan Investment Trust Bond Subaccount	16	3
JPMorgan Investment Trust Diversified Equity Subaccount	2,181	14,907
JPMorgan Investment Trust Diversified Mid Cap Subaccount	5,671	725
JPMorgan Investment Trust Equity Index Subaccount	91	43
JPMorgan Investment Trust Government Bond Subaccount	905	21
JPMorgan Investment Trust Large Cap Growth Subaccount	43	1
JPMorgan Investment Trust Mid Cap Growth Subaccount	428	58
JPMorgan Investment Trust Mid Cap Value Subaccount	2,050	6,103
JPMorgan Series Trust II:
JPMorgan International Equity Subaccount	6,517	7,421
JPMorgan MidCap Value Subaccount	9,132	2,767
JPMorgan Small Company Subaccount	3,695	3,116
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Subaccount	326	337
Oppenheimer Capital Appreciation Subaccount	1,133	1,160
Oppenheimer Global Securities Subaccount	6,439	3,463
Oppenheimer High Income Subaccount	1,058	1,285
Oppenheimer Main Street Subaccount	13,728	1,696
Oppenheimer Main Street Small Cap Subaccount	2,432	2,555
Oppenheimer Strategic Bond Subaccount	10,974	1,809

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	Purchases	Sales
PIMCO Variable Insurance Trust:
PIMCO Foreign Bond Subaccount	$13	$55
PIMCO Low Duration Subaccount	11	73
Scudder Variable Series I:
Scudder 21st Century Growth Subaccount	98	26,820
Scudder Bond Subaccount	2,310	2,312
Scudder Capital Growth Subaccount	257,511	34,947
Scudder Global Discovery Subaccount	22,924	7,232
Scudder Growth and Income Subaccount	50,397	13,991
Scudder Health Sciences Subaccount	7,180	11,600
Scudder International Subaccount	14,184	12,582
Scudder Money Market Subaccount	12	113
Scudder Variable Series II:
Scudder Blue Chip Subaccount	9,596	18,725
Scudder Fixed Income Subaccount	11,410	14,661
Scudder Global Blue Chip Subaccount	12,439	3,767
Scudder Government & Agency Securities Subaccount	14,777	24,834
Scudder Growth Subaccount	2,596	211,088
Scudder High Income Subaccount	56,171	75,349
Scudder International Select Equity Subaccount	19,007	21,133
Scudder Large Cap Value Subaccount	7,836	26,505
Scudder Mid Cap Growth Subaccount	7,178	8,501
Scudder Money Market Subaccount	156,105	155,010
Scudder Salomon Aggressive Growth Subaccount	5,382	3,771
Scudder Small Cap Growth Subaccount	29,605	26,625
Scudder Strategic Income Subaccount	14,158	4,407
Scudder Technology Growth Subaccount	6,192	23,441
Scudder Total Return Subaccount	15,348	68,526
SVS Davis Venture Value Subaccount	17,313	11,744
SVS Dreman Financial Services Subaccount	3,660	12,476
SVS Dreman High Return Equity Subaccount	27,174	25,769
SVS Dreman Small Cap Value Subaccount	50,604	33,370
SVS Eagle Focused Large Cap Growth Subaccount	1,353	56,222
SVS Focus Value + Growth Subaccount	1,360	52,595
SVS Index 500 Subaccount	43,295	269,362
SVS Janus Growth and Income Subaccount	7,002	14,690
SVS Janus Growth Opportunities Subaccount	3,084	13,310
SVS MFS Strategic Value Subaccount	4	3
SVS Oak Strategic Equity Subaccount	2,591	12,709
SVS Turner Mid Cap Growth Subaccount	6,514	14,027
Scudder Investments VIT Funds:
Scudder Real Estate Securities Subaccount	8	—
Scudder VIT Equity 500 Index Subaccount	216,425	23,548

(4) Expenses and Related Party Transactions:

KILICO assumes mortality risks associated with the annuity contracts as benefits paid to the contract owner or beneficiary may exceed contract value. KILICO also incurs all expenses involving administration and maintenance of the contracts, which may exceed charges assessed. In return, KILICO assesses that portion of each subaccount representing assets under the following contracts with a daily asset charge for mortality and expense risk and administrative costs:

Kemper Advantage III flexible payment contracts an aggregate of one percent (1.00%) per annum.

Kemper Advantage III periodic payment contracts an aggregate of one and three-tenths percent (1.30%) per annum.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

Scudder Passport contracts an aggregate of one and one-quarter percent (1.25%) per annum.

Scudder Destinations contracts an aggregate of one and four-tenths percent (1.40%) per annum.

Farmers Variable Annuity I contracts an aggregate of one and four-tenths percent (1.40%) per annum.

Zurich Preferred contracts an aggregate of one and one-quarter percent (1.25%) per annum.

Zurich Preferred Plus contracts an aggregate of one and one-half percent (1.50%) per annum.

Scudder ZS4 contracts an aggregate of one and seven-tenths percent (1.70%) per annum.

Zurich Archway contracts an aggregate of one and seven-tenths percent (1.70%) per annum.

The Scudder Passport and Scudder Destinations contracts offer a dollar cost averaging (DCA) program through the Money Market Subaccount and have no daily asset charge deduction.

KILICO also assesses each Kemper Advantage III contract participating in one or more of the subaccounts at any time during the year a records maintenance charge. For contracts purchased prior to June 1, 1993, the charge is $25 and is assessed on December 31st of each calendar year. For contracts purchased June 1, 1993 and subsequent, the charge is a maximum of $36 per year and is assessed ratably every quarter of each calendar year, except in those states which have yet to approve these contract charges. The charge is assessed whether or not any purchase payments have been made during the year. KILICO also assesses against each Scudder Passport, Scudder Destinations, Farmers Variable Annuity I, Scudder ZS4 and Zurich Archway contract participating in one or more of the subaccounts a records maintenance charge of $30, generally taken at the end of each contract year. KILICO assesses each Zurich Preferred and Zurich Preferred Plus contract participating in one or more of the subaccounts a records maintenance charge of $7.50 quarterly for contracts with contract value under $25,000 and $3.75 quarterly for contracts with contract value between $25,000 and $50,000. The records maintenance charge for Kemper Advantage III, Scudder Passport, Scudder Destinations, Farmers Variable Annuity I, Zurich Preferred, Zurich Preferred Plus, Scudder ZS4 and Zurich Archway contracts are waived for all individual contracts whose investment value exceeds $50,000 on the date of assessment.

KILICO assesses an annual charge for the Guaranteed Retirement Income Benefit (“GRIB”) option, related to the Scudder Destinations and Farmers Variable Annuity I contracts. GRIB guarantees the minimum benefit value that will be applied to purchase an annuity option. The annual charge of .25% of contract value will be deducted pro rata from each invested subaccount quarterly.

Proceeds payable on the redemption of units are reduced by the amount of any applicable contingent deferred sales charge due to KILICO.

Investors Brokerage Services, Inc., a wholly-owned subsidiary of Banc One Insurance Holdings, Inc., is the principal underwriter for the Separate Account.

(5) Changes in Units Outstanding:

The changes in units outstanding for the years ended December 31, 2005 and 2004, were as follows (in thousands):

	Units Issued	Units Redeemed	Net Increase/ (Decrease)
AIM Variable Insurance Funds:
AIM V.I. Financial Services Fund Subaccount
2005	23	81	(58)
2004	92	26	66

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	Units Issued	Units Redeemed	Net Increase/ (Decrease)
AIM V.I. Global Health Care Subaccount
2005	92	151	(59)
2004	247	59	188
AIM V.I. Real Estate Subaccount
2005	318	292	26
2004	623	193	430
AIM V.I. Utilities Subaccount
2005	2,771	1,416	1,355
2004	1,523	930	593
The Alger American Fund:
Alger American Balanced Subaccount
2005	916	2,059	(1,143)
2004	2,047	1,976	71
Alger American Growth Subaccount
2005	99	163	(64)
2004	167	195	(28)
Alger American Leveraged AllCap Subaccount
2005	1,146	1,961	(815)
2004	2,959	3,502	(543)
Alger American MidCap Growth Subaccount
2005	155	366	(211)
2004	434	312	122
Alger American Small Capitalization Subaccount
2005	64	62	2
2004	356	441	(85)
American Century Variable Portfolios, Inc.:
American Century VP Income & Growth Subaccount
2005	2,033	1,530	503
2004	1,724	1,920	(196)
American Century VP Value Subaccount
2005	750	1,225	(475)
2004	1,190	1,045	145
Credit Suisse Trust:
Credit Suisse Trust Emerging Markets Subaccount
2005	2,207	1,188	1,019
2004	2,333	1,741	592
Credit Suisse Trust Global Small Cap Subaccount
2005	1,319	807	512
2004	829	738	91
Dreyfus Investment Portfolios:
Dreyfus I.P. MidCap Stock Subaccount
2005	2,024	1,970	54
2004	2,783	2,382	401
The Dreyfus Socially Responsible Growth Fund, Inc:
The Dreyfus Socially Responsible Growth Subaccount
2005	93	358	(265)
2004	246	365	(119)
Dreyfus Variable Investment Fund:
Dreyfus VIF Small Company Stock Subaccount
2005	23	31	(8)
2004	51	16	35

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Fidelity Variable Insurance Products Funds:
Fidelity VIP Asset Manager Subaccount
2005	70	169	(99)
2004	206	145	61
Fidelity VIP Contrafund Subaccount
2005	925	783	142
2004	834	586	248
Fidelity VIP Equity Income Subaccount
2005	341	740	(399)
2004	601	764	(163)
Fidelity VIP Growth Subaccount
2005	132	434	(302)
2004	269	444	(175)
Fidelity VIP Index 500 Subaccount
2005	244	238	6
2004	284	243	41
Franklin Templeton Variable Insurance Products Trust:
Franklin Rising Dividends Securities Subaccount
2005	285	222	63
2004	597	101	496
Franklin Small Cap Value Securities Subaccount
2005	189	86	103
2004	173	18	155
Franklin Strategic Income Securities Subaccount
2005	1,384	256	1,128
2004	314	108	206
Franklin U.S. Government Subaccount
2005	448	1,549	(1,101)
2004	737	585	152
Franklin Zero Coupon 2010 Subaccount
2005	1,199	428	771
2004	1,363	1,292	71
Mutual Discovery Securities Subaccount
2005	765	156	609
2004	439	45	394
Mutual Shares Securities Subaccount
2005	162	48	114
2004	173	57	116
Templeton Developing Markets Securities Subaccount
2005	277	144	133
2004	459	291	168
ING Investors Trust:
ING JPMorgan Emerging Markets Equity Subaccount
2005	703	17	686
2004	N/A	N/A	N/A
ING VP Emerging Markets Fund, Inc.:
ING VP Emerging Markets Subaccount
2005	237	919	(682)
2004	343	434	(91)
ING VP Natural Resources Trust:
ING VP Natural Resources Trust Subaccount
2005	458	223	235
2004	145	104	41

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Janus Aspen Series:
Janus Aspen Balanced Subaccount
2005	373	957	(584)
2004	516	1,367	(851)
Janus Aspen Forty Subaccount
2005	12	25	(13)
2004	5	27	(22)
Janus Aspen Large Cap Growth Subaccount
2005	282	884	(602)
2004	505	1,602	(1,097)
Janus Aspen Mid Cap Growth Subaccount
2005	227	585	(358)
2004	348	712	(364)
Janus Aspen Mid Cap Value Subaccount
2005	196	83	113
2004	160	35	125
Janus Aspen Small Company Value Subaccount
2005	308	71	237
2004	81	40	41
Janus Aspen Worldwide Growth Subaccount
2005	305	1,164	(859)
2004	528	1,579	(1,051)
JPMorgan Investment Trust:
JPMorgan Investment Trust Balanced Subaccount
2005	3	—	3
2004	1	1	—
JPMorgan Investment Trust Bond Subaccount
2005	1	—	1
2004	—	—	—
JPMorgan Investment Trust Diversified Equity Subaccount
2005	395	1,608	(1,213)
2004	1,471	129	1,342
JPMorgan Investment Trust Diversified Mid Cap Subaccount
2005	498	100	398
2004	5	1	4
JPMorgan Investment Trust Equity Index Subaccount
2005	8	4	4
2004	3	—	3
JPMorgan Investment Trust Government Bond Subaccount
2005	92	7	85
2004	—	—	—
JPMorgan Investment Trust Large Cap Growth Subaccount
2005	4	—	4
2004	3	—	3
JPMorgan Investment Trust Mid Cap Growth Subaccount
2005	38	5	33
2004	3	—	3
JPMorgan Investment Trust Mid Cap Value Subaccount
2005	212	585	(373)
2004	551	53	498

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	Units Issued	Units Redeemed	Net Increase/ (Decrease)
JPMorgan Series Trust II:
JPMorgan International Equity Subaccount
2005	720	764	(44)
2004	1,040	467	573
JPMorgan MidCap Value Subaccount
2005	802	378	424
2004	859	118	741
JPMorgan Small Company Subaccount
2005	242	285	(43)
2004	473	525	(52)
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Subaccount
2005	25	25	—
2004	80	24	56
Oppenheimer Capital Appreciation Subaccount
2005	122	122	—
2004	285	76	209
Oppenheimer Global Securities Subaccount
2005	574	388	186
2004	1,214	245	969
Oppenheimer High Income Subaccount
2005	93	123	(30)
2004	231	79	152
Oppenheimer Main Street Subaccount
2005	1,143	200	943
2004	205	80	125
Oppenheimer Main Street Small Cap Subaccount
2005	204	220	(16)
2004	458	142	316
Oppenheimer Strategic Bond Subaccount
2005	1,068	305	763
2004	1,009	193	816
PIMCO Variable Insurance Trust:
PIMCO Foreign Bond Subaccount
2005	1	5	(4)
2004	2	1	1
PIMCO Low Duration Subaccount
2005	2	8	(6)
2004	1	2	(1)
Scudder Variable Series I:
Scudder 21st Century Growth Subaccount
2005	—	5,703	(5,703)
2004	1,407	1,744	(337)
Scudder Bond Subaccount
2005	320	360	(40)
2004	640	832	(192)
Scudder Capital Growth Subaccount
2005	23,152	3,665	19,487
2004	1,535	1,164	371
Scudder Global Discovery Subaccount
2005	2,439	1,427	1,012
2004	1,999	1,550	449

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Scudder Growth and Income Subaccount
2005	6,084	1,818	4,266
2004	909	1,041	(132)
Scudder Health Sciences Subaccount
2005	1,263	1,546	(283)
2004	1,603	1,380	223
Scudder International Subaccount
2005	2,514	2,363	151
2004	4,706	4,676	30
Scudder Money Market Subaccount
2005	2	12	(10)
2004	3	1	2
Scudder Variable Series II:
Scudder Blue Chip Subaccount
2005	2,223	3,533	(1,310)
2004	3,243	3,647	(404)
Scudder Fixed Income Subaccount
2005	2,545	4,326	(1,781)
2004	4,292	6,340	(2,048)
Scudder Global Blue Chip Subaccount
2005	1,407	719	688
2004	878	797	81
Scudder Government & Agency Securities Subaccount
2005	3,824	8,668	(4,844)
2004	4,069	12,697	(8,628)
Scudder Growth Subaccount
2005	634	45,842	(45,208)
2004	3,135	11,547	(8,412)
Scudder High Income Subaccount
2005	8,931	14,763	(5,832)
2004	9,604	16,426	(6,822)
Scudder International Select Equity Subaccount
2005	4,981	10,028	(5,047)
2004	10,377	9,313	1,064
Scudder Large Cap Value Subaccount
2005	3,360	7,734	(4,374)
2004	5,877	7,807	(1,930)
Scudder Mid Cap Growth Subaccount
2005	983	1,097	(114)
2004	560	810	(250)
Scudder Money Market Subaccount
2005	31,107	31,956	(849)
2004	27,669	35,274	(7,605)
Scudder Salomon Aggressive Growth Subaccount
2005	804	612	192
2004	650	781	(131)
Scudder Small Cap Growth Subaccount
2005	7,065	10,809	(3,744)
2004	9,109	15,170	(6,061)
Scudder Strategic Income Subaccount
2005	1,317	668	649
2004	1,144	916	228

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Scudder Technology Growth Subaccount
2005	4,505	9,075	(4,570)
2004	10,729	11,542	(813)
Scudder Total Return Subaccount
2005	2,807	12,866	(10,059)
2004	4,264	13,739	(9,475)
SVS Davis Venture Value Subaccount
2005	3,305	2,673	632
2004	5,161	2,964	2,197
SVS Dreman Financial Services Subaccount
2005	637	1,335	(698)
2004	1,146	1,130	16
SVS Dreman High Return Equity Subaccount
2005	4,543	4,555	(12)
2004	5,804	5,236	568
SVS Dreman Small Cap Value Subaccount
2005	8,049	10,921	(2,872)
2004	13,025	9,808	3,217
SVS Eagle Focused Large Cap Growth Subaccount
2005	—	7,163	(7,163)
2004	1,367	1,353	14
SVS Focus Value + Growth Subaccount
2005	392	13,774	(13,382)
2004	1,709	3,300	(1,591)
SVS Index 500 Subaccount
2005	1	25,793	(25,792)
2004	8,986	8,663	323
SVS Janus Growth and Income Subaccount
2005	2,257	3,057	(800)
2004	2,712	4,176	(1,464)
SVS Janus Growth Opportunities Subaccount
2005	1,509	3,088	(1,579)
2004	2,024	3,648	(1,624)
SVS MFS Strategic Value Subaccount
2005	—	—	—
2004	1	—	1
SVS Oak Strategic Equity Subaccount
2005	1,065	2,600	(1,535)
2004	2,716	3,361	(645)
SVS Turner Mid-Cap Growth Subaccount
2005	1,541	2,265	(724)
2004	3,244	3,056	188
Scudder Investments VIT Funds:
Scudder Real Estate Securities Subaccount
2005	1	—	1
2004	—	1	(1)
Scudder VIT Equity 500 Index Subaccount
2005	22,056	2,920	19,136
2004	N/A	N/A	N/A

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(6) Unit Values and Financial Highlights:

A summary of the units outstanding, unit fair values, net assets for variable annuity contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years in the period ended December 31, 2005, follows.

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio(2)	Expense Ratio(3)		Total Return(4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
AIM Variable Insurance Funds(5)
AIM V.I. Financial Services Fund Subaccount(6)
2005	50	$12.304	$13.826	$686	1.01%	1.00%	2.25%	3.58%	4.86%
2004	108	11.814	13.185	1,418	1.01%	1.00%	2.25%	6.28%	7.60%
2003(7)	42	12.154	12.234	511	0.39%	1.00%	2.25%	26.76%	28.00%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
AIM V.I. Global Health Care Subaccount(8)
2005	218	12.526	13.541	2,928	N/A	1.00%	2.25%	5.77%	7.08%
2004	277	11.779	12.645	3,477	N/A	1.00%	2.25%	5.20%	6.50%
2003(9)	89	11.776	11.854	1,058	N/A	1.00%	2.25%	24.97%	26.21%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
AIM V.I. Real Estate Subaccount(10)
2005	554	17.272	20.060	11,018	3.95%	1.00%	2.25%	11.73%	13.11%
2004	528	15.376	17.735	9,321	3.89%	1.00%	2.25%	33.57%	35.23%
2003(11)	98	13.008	13.093	1,288	1.40%	1.00%	2.25%	35.77%	37.11%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
AIM V.I. Utilities Subaccount(12)
2005	3,960	8.686	16.603	36,122	2.95%	1.00%	2.25%	14.27%	15.68%
2004	2,605	7.538	14.352	19,975	2.03%	1.00%	2.25%	20.83%	22.33%
2003	2,012	6.186	11.713	12,532	1.30%	1.00%	2.25%	14.88%	16.02%
2002	1,638	5.340	9.919	8,747	0.59%	1.40%	2.05%	-21.42%	4.21%
2001	1,004	6.796	6.796	6,825	0.92%	1.40%	1.40%	-32.30%	-32.30%
The Alger American Fund:
Alger American Balanced Subaccount:
2005	9,579	11.465	12.327	109,830	1.57%	1.40%	2.05%	5.99%	6.93%
2004	10,722	10.722	11.591	114,965	1.48%	1.40%	2.05%	2.17%	3.12%
2003	10,651	10.397	11.306	110,755	2.05%	1.40%	2.05%	16.35%	17.39%
2002	10,165	8.857	9.684	90,036	1.78%	1.40%	2.05%	-5.43%	-0.08%
2001	8,205	10.240	10.240	84,021	1.99%	1.40%	1.40%	-3.29%	-3.29%
Alger American Growth Subaccount:
2005	444	12.901	53.587	22,498	0.22%	1.00%	2.25%	9.58%	10.93%
2004	508	11.784	48.308	23,388	N/A	1.00%	2.25%	3.12%	4.45%
2003	536	11.427	46.250	23,931	N/A	1.00%	2.25%	32.19%	33.82%
2002	445	8.649	34.560	15,059	0.04%	1.00%	3.00%	-34.39%	-33.66%
2001	423	40.912	52.093	21,732	14.04%	1.00%	3.00%	-12.95%	13.13%
Alger American Leveraged AllCap Subaccount:
2005	8,650	8.450	13.775	73,101	N/A	1.40%	2.05%	11.87%	12.87%
2004	9,465	7.487	12.272	70,867	N/A	1.40%	2.05%	5.73%	6.69%
2003	10,008	7.017	11.567	70,229	N/A	1.40%	2.05%	31.54%	32.87%
2002	9,225	5.281	8.763	48,717	0.01%	1.40%	2.05%	-34.82%	-4.68%
2001	9,057	8.103	8.103	73,387	3.24%	1.40%	1.40%	-17.09%	-17.09%
Alger American MidCap Growth Subaccount
2005	736	15.561	35.210	25,387	3.98%	1.00%	2.25%	7.42%	8.74%
2004	947	14.496	32.380	30,169	N/A	1.00%	2.25%	10.55%	11.92%
2003	825	13.120	28.931	23,629	N/A	1.00%	2.25%	44.55%	46.33%
2002	383	9.079	19.771	7,526	N/A	1.00%	3.00%	-30.93%	-30.24%
2001	173	28.092	28.342	4,678	33.96%	1.00%	3.00%	-8.01%	-4.13%
Alger American Small Capitalization Subaccount
2005	183	17.129	43.330	7,050	N/A	1.00%	2.25%	14.32%	15.73%
2004	181	14.991	37.441	6,025	N/A	1.00%	2.25%	14.00%	15.41%
2003	266	13.156	32.441	6,880	N/A	1.00%	2.25%	39.22%	40.94%
2002	174	9.454	23.018	3,316	N/A	1.00%	3.00%	-27.77%	-26.96%
2001	119	16.250	31.513	3,635	0.05%	1.00%	3.00%	-30.78%	-13.54%

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio(2)	Expense Ratio(3)		Total Return(4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
American Century Variable Portfolios, Inc.:
American Century VP Income & Growth Subaccount
2005	4,536	$7.185	$13.749	$33,735	1.88%	1.00%	2.25%	2.34%	3.60%
2004	4,033	7.007	13.377	29,040	1.48%	1.00%	2.25%	10.50%	11.87%
2003	4,229	6.329	12.086	27,249	1.04%	1.00%	2.25%	26.51%	28.07%
2002	2,918	4.947	9.514	14,727	0.53%	1.00%	3.00%	-20.99%	-20.34%
2001	853	6.323	6.395	5,410	0.83%	1.00%	3.00%	-9.82%	-8.37%
American Century VP Value Subaccount
2005	3,576	9.099	14.128	34,915	11.31%	1.00%	2.25%	2.73%	4.00%
2004	4,051	8.858	13.702	38,174	1.72%	1.00%	2.25%	11.81%	13.20%
2003	3,906	7.922	12.205	32,626	0.97%	1.00%	2.25%	26.12%	27.68%
2002	3,642	6.224	9.636	23,981	6.91%	1.00%	3.00%	-14.55%	-13.49%
2001	3,071	7.350	7.723	23,380	0.53%	1.00%	3.00%	7.38%	11.70%
Credit Suisse Trust:
Credit Suisse Trust Emerging Markets Subaccount
2005	4,575	15.387	18.802	75,105	0.68%	1.00%	2.25%	25.13%	26.67%
2004	3,556	12.297	14.945	46,260	0.27%	1.00%	2.25%	22.18%	23.69%
2003	2,964	10.065	12.167	31,302	N/A	1.00%	2.25%	39.74%	41.46%
2002	2,581	7.203	8.660	19,348	0.23%	1.00%	3.00%	-13.34%	-4.47%
2001	1,937	8.326	8.611	16,663	N/A	1.00%	3.00%	-11.37%	-10.51%
Credit Suisse Trust Global Small Cap Subaccount(13)
2005	2,747	11.113	15.966	30,525	N/A	1.40%	2.05%	13.82%	14.55%
2004	2,235	9.702	13.979	21,685	N/A	1.40%	2.05%	15.61%	16.36%
2003	2,144	8.338	12.050	17,881	N/A	1.40%	2.05%	44.70%	45.62%
2002	1,990	5.725	8.299	11,395	N/A	1.40%	2.05%	-35.07%	-8.69%
2001	1,586	8.818	8.818	13,982	N/A	1.40%	1.40%	-29.62%	-29.62%
Dreyfus Investment Portfolios:
Dreyfus I.P. MidCap Stock Subaccount
2005	11,976	13.429	15.418	182,741	0.43%	1.00%	2.25%	6.55%	7.86%
2004	11,922	12.537	14.294	168,963	2.88%	1.00%	2.25%	11.71%	13.10%
2003	11,521	11.170	12.639	144,649	0.28%	1.00%	2.25%	14.94%	29.91%
2002	10,438	9.522	9.664	100,874	0.33%	1.40%	2.05%	-13.70%	1.58%
2001	7,541	11.199	11.199	84,453	0.27%	1.40%	1.40%	-4.60%	-4.60%
The Dreyfus Socially Responsible Growth Fund, Inc.:
Dreyfus Socially Responsible Growth Subaccount
2005	1,314	7.049	25.677	11,831	N/A	1.00%	2.25%	1.28%	2.59%
2004	1,579	6.898	25.029	13,694	0.38%	1.00%	2.25%	3.81%	5.16%
2003	1,698	6.585	23.801	14,313	0.12%	1.00%	2.25%	23.23%	24.76%
2002	1,731	5.299	19.078	11,679	0.23%	1.00%	3.00%	-29.93%	-29.65%
2001	1,620	7.563	27.119	15,699	0.07%	1.00%	3.00%	-23.91%	-16.84%
Dreyfus Variable Investment Fund:
Dreyfus VIF Small Company Stock Subaccount
2005	47	13.081	15.931	749	5.23%	1.00%	2.25%	-1.44%	-0.22%
2004	55	13.200	15.966	874	8.57%	1.00%	2.25%	15.57%	17.01%
2003(14)	20	11.368	13.646	272	N/A	1.00%	2.25%	17.50%	40.84%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Fidelity Variable Insurance Products Fund:
Fidelity VIP Asset Manager Subaccount
2005	386	24.311	25.817	9,691	2.79%	1.00%	2.05%	1.96%	3.02%
2004	485	23.844	25.060	11,842	2.69%	1.00%	2.05%	3.34%	4.42%
2003	424	23.072	23.999	9,958	2.71%	1.00%	2.05%	15.61%	16.81%
2002	292	19.957	20.546	5,884	4.03%	1.00%	2.80%	-10.56%	-9.63%
2001	323	22.326	22.736	7,226	5.70%	1.00%	2.80%	-5.40%	-5.05%

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio(2)	Expense Ratio(3)		Total Return(4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Fidelity VIP Contrafund Subaccount
2005	2,927	$15.488	$38.859	$108,309	0.29%	1.00%	2.25%	14.37%	15.78%
2004	2,785	13.549	33.562	89,791	0.31%	1.00%	2.25%	12.93%	14.33%
2003	2,537	12.007	29.355	72,057	0.43%	1.00%	2.25%	25.64%	27.19%
2002	2,401	9.558	23.079	54,054	0.85%	1.00%	3.00%	-11.35%	-10.25%
2001	2,475	19.897	25.714	62,588	3.63%	1.00%	3.00%	-13.68%	-5.32%
Fidelity VIP Equity Income Subaccount
2005	1,587	13.410	38.249	56,882	5.54%	1.00%	2.25%	3.54%	4.82%
2004	1,986	12.963	36.490	67,669	1.93%	1.00%	2.25%	9.07%	10.42%
2003	2,149	11.893	33.046	66,628	1.56%	1.00%	2.25%	27.47%	29.04%
2002	1,845	9.334	25.609	44,934	4.04%	1.00%	3.00%	-18.78%	-17.77%
2001	1,659	22.475	31.143	50,216	5.91%	1.00%	3.00%	-6.46%	-5.90%
Fidelity VIP Growth Subaccount
2005	1,020	12.496	49.849	47,989	0.51%	1.00%	2.25%	3.48%	4.75%
2004	1,322	12.087	47.586	59,157	0.27%	1.00%	2.25%	1.10%	2.35%
2003	1,497	11.962	46.493	65,681	0.27%	1.00%	2.25%	29.93%	31.53%
2002	1,600	9.210	35.347	53,797	0.25%	1.00%	3.00%	-31.65%	-30.80%
2001	1,643	33.204	51.078	81,527	6.97%	1.00%	3.00%	-19.03%	-13.14%
Fidelity VIP Index 500 Subaccount
2005	926	13.155	153.315	132,764	1.67%	1.00%	2.25%	2.26%	3.79%
2004	920	12.839	147.718	129,183	1.23%	1.00%	2.25%	7.91%	9.52%
2003	879	11.875	134.882	115,587	1.34%	1.00%	2.25%	25.28%	27.14%
2002	940	9.460	106.090	97,664	1.24%	1.00%	3.00%	-24.16%	-23.02%
2001	1,087	127.922	137.840	146,877	1.10%	1.00%	3.00%	-13.75%	-9.67%
Franklin Templeton Variable Insurance Products Trust:
Franklin Rising Dividends Securities Subaccount
2005	788	12.165	13.734	10,734	1.53%	1.00%	2.25%	1.16%	2.41%
2004	725	11.962	13.411	9,672	1.78%	1.00%	2.25%	8.55%	9.90%
2003(15)	229	12.104	12.183	2,783	0.40%	1.00%	2.25%	21.85%	23.05%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Small Cap Value Securities Subaccount
2005	286	15.034	17.481	4,949	1.36%	1.00%	2.25%	6.38%	7.69%
2004	183	14.056	16.232	2,958	0.12%	1.00%	2.25%	21.02%	22.52%
2003(16)	28	13.141	13.227	376	0.00%	1.00%	2.25%	29.22%	30.49%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Strategic Income Securities Subaccount
2005	1,478	11.542	11.927	17,455	2.77%	1.00%	2.25%	-0.77%	0.45%
2004	350	11.632	11.873	4,127	3.46%	1.00%	2.25%	7.37%	8.71%
2003(17)	144	10.833	10.904	1,571	0.19%	1.00%	2.25%	17.46%	18.62%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin U.S. Government Subaccount
2005	214	10.072	10.412	2,210	7.83%	1.00%	2.25%	0.16%	1.39%
2004	1,315	10.056	10.320	13,428	5.59%	1.00%	2.25%	1.19%	2.45%
2003(18)	1,163	9.938	10.003	11,628	0.03%	1.00%	2.25%	-0.04%	0.95%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Zero Coupon 2010 Subaccount
2005	1,898	10.041	10.503	19,521	3.38%	1.00%	2.25%	-0.90%	0.32%
2004	1,127	10.132	10.521	11,591	5.40%	1.00%	2.25%	2.15%	3.42%
2003(19)	1,056	9.919	9.984	10,535	0.03%	1.00%	2.25%	1.13%	2.13%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Mutual Discovery Securities Subaccount
2005	1,120	15.006	16.699	18,534	1.19%	1.00%	2.25%	13.42%	14.82%
2004	511	13.159	14.544	7,396	0.88%	1.00%	2.25%	15.59%	17.02%
2003(20)	117	12.327	12.408	1,447	0.07%	1.00%	2.25%	26.15%	27.40%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio(2)	Expense Ratio(3)		Total Return(4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Mutual Shares Securities Subaccount
2005	306	$13.365	$14.675	$4,449	1.15%	1.00%	2.25%	8.13%	9.46%
2004	192	12.294	13.406	2,561	0.76%	1.00%	2.25%	10.15%	11.51%
2003(21)	76	11.923	12.002	911	0.11%	1.00%	2.25%	22.40%	23.60%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Templeton Developing Markets Securities Subaccount
2005	383	18.928	22.615	8,582	1.29%	1.00%	2.25%	24.63%	26.17%
2004	250	15.106	17.925	4,447	1.56%	1.00%	2.25%	21.96%	23.47%
2003	82	13.164	14.493	1,177	0.17%	1.00%	2.25%	49.66%	51.12%
2002	3	8.725	8.725	29	N/A	1.40%	1.40%	-1.53%	-1.53%
2001	3	8.860	8.860	30	N/A	1.40%	1.40%	-12.68%	-12.68%
ING Investors Trust:
ING JPMorgan Emerging Markets Equity Subaccount
2005(22)	686	14.647	14.659	10,051	0.41%	1.00%	2.05%	2.57%	2.65%
2004	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2003	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
ING VP Emerging Markets Fund, Inc.:
ING VP Emerging Markets Subaccount
2005(23)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2004	682	7.974	11.641	7,724	0.82%	1.00%	2.05%	19.26%	20.50%
2003	773	6.686	9.661	7,287	N/A	1.00%	2.05%	44.25%	45.75%
2002	807	4.635	6.628	5,236	N/A	1.00%	2.80%	-11.15%	-10.23%
2001	713	7.247	7.384	5,432	21.69%	1.00%	2.80%	-11.67%	-11.31%
ING VP Natural Resources Trust:
ING VP Natural Resources Trust Subaccount
2005	504	24.556	26.152	12,784	3.25%	1.00%	2.05%	39.99%	41.44%
2004	269	17.540	18.489	4,827	0.83%	1.00%	2.05%	10.39%	11.55%
2003	228	15.889	16.576	3,684	N/A	1.00%	2.05%	27.91%	29.24%
2002	242	12.422	12.826	3,033	0.19%	1.00%	2.80%	-4.06%	-3.07%
2001	257	12.958	13.232	3,252	N/A	1.00%	2.80%	-17.13%	-16.77%
Janus Aspen Series:
Janus Aspen Balanced Subaccount
2005	3,511	12.272	33.328	112,640	2.17%	1.00%	2.25%	5.58%	6.88%
2004	4,095	11.631	31.181	123,365	2.12%	1.00%	2.25%	6.13%	7.45%
2003	4,946	10.961	29.019	139,284	2.20%	1.00%	2.25%	11.54%	12.92%
2002	5,660	9.836	25.699	141,809	2.44%	1.00%	3.00%	-8.50%	-7.37%
2001	5,930	22.896	27.744	161,184	2.59%	1.00%	3.00%	-6.17%	-4.07%
Janus Aspen Forty Subaccount(24)
2005	152	10.851	10.851	1,651	0.21%	1.40%	1.40%	11.29%	11.29%
2004	165	9.750	9.750	1,612	0.24%	1.40%	1.40%	16.59%	16.59%
2003	187	8.362	8.362	1,562	0.48%	1.40%	1.40%	18.87%	18.87%
2002	193	7.035	7.035	1,356	0.59%	1.40%	1.40%	-16.84%	-16.84%
2001	242	8.459	8.459	2,043	1.17%	1.40%	1.40%	-23.67%	-23.67%
Janus Aspen Large Cap Growth Subaccount(25)
2005	2,205	12.297	23.833	50,851	0.31%	1.00%	2.25%	2.00%	3.26%
2004	2,807	12.064	23.082	62,882	0.13%	1.00%	2.25%	2.21%	3.48%
2003	3,904	11.815	22.305	84,379	0.07%	1.00%	2.25%	28.84%	30.43%
2002	9,555	7.687	17.102	110,021	N/A	1.00%	3.00%	-28.13%	-27.24%
2001	12,249	10.607	23.504	189,564	0.25%	1.00%	3.00%	-26.05%	-21.32%
Janus Aspen Growth and Income Subaccount
2005	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2004	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2003(26)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2002	3,720	11.570	11.570	43,040	0.77%	1.40%	1.40%	-22.62%	-22.62%
2001	4,984	14.953	14.953	74,529	1.32%	1.40%	1.40%	-14.57%	-14.57%
Janus Aspen Mid Cap Growth Subaccount
2005	2,000	16.244	31.108	60,276	N/A	1.00%	2.25%	9.84%	11.20%
2004	2,358	14.796	27.976	64,102	N/A	1.00%	2.25%	18.08%	19.55%
2003	2,722	12.534	23.401	62,097	N/A	1.00%	2.25%	32.13%	33.77%
2002	3,312	9.491	17.494	56,666	N/A	1.00%	3.00%	-29.52%	-28.65%
2001	3,396	21.725	24.518	81,659	N/A	1.00%	3.00%	-40.63%	-23.00%

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio(2)	Expense Ratio(3)		Total Return(4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Janus Aspen Mid Cap Value Subaccount(27)
2005	267	$14.501	$17.043	$4,506	10.07%	1.00%	2.25%	7.59%	8.92%
2004	154	13.405	15.647	2,403	1.85%	1.00%	2.25%	15.20%	16.63%
2003(28)	29	13.307	13.394	395	0.00%	1.00%	2.25%	33.14%	39.04%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Janus Aspen Small Company Value Subaccount(29)
2005	346	13.131	16.126	5,505	0.01%	1.00%	2.25%	1.16%	2.41%
2004	109	12.911	15.747	1,702	5.45%	1.00%	2.25%	15.48%	16.91%
2003(30)	68	13.359	13.447	916	N/A	1.00%	2.25%	38.98%	40.35%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Janus Aspen Worldwide Growth Subaccount
2005	2,981	11.546	31.049	89,588	1.27%	1.00%	2.25%	3.54%	4.82%
2004	3,840	11.160	29.621	110,482	0.95%	1.00%	2.25%	2.47%	3.74%
2003	4,891	10.896	28.553	136,089	1.06%	1.00%	2.25%	21.26%	22.76%
2002	5,892	8.991	23.259	134,031	0.86%	1.00%	3.00%	-27.14%	-26.24%
2001	6,855	28.344	31.533	212,598	0.45%	1.00%	3.00%	-23.77%	-16.33%
JPMorgan Investment Trust:(31)
JPMorgan Investment Trust Balanced Subaccount(32)
2005	3	10.488	10.700	36	5.00%	1.25%	2.25%	0.25%	1.24%
2004(33)	—	10.462	10.569	3	N/A	1.25%	2.25%	3.40%	4.42%
2003	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Investment Trust Bond Subaccount(34)
2005	1	10.164	10.369	15	2.05%	1.25%	2.25%	0.14%	1.13%
2004(35)	—	10.149	10.253	2	N/A	1.25%	2.25%	1.84%	2.84%
2003	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Investment Trust Diversified Equity Subaccount(36)
2005	129	10.695	10.966	1,405	1.81%	1.00%	2.25%	0.08%	1.32%
2004(37)	1,342	10.686	10.823	14,477	N/A	1.00%	2.25%	4.68%	5.98%
2003	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Investment Trust Diversified Mid Cap Subaccount(38)
2005	402	12.972	13.301	5,313	0.16%	1.00%	2.25%	14.53%	15.94%
2004(39)	4	11.327	11.472	44	N/A	1.00%	2.25%	11.90%	13.28%
2003	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Investment Trust Equity Index Subaccount(40)
2005	7	11.247	11.532	83	1.64%	1.00%	2.25%	2.16%	3.42%
2004(41)	3	11.009	11.150	30	N/A	1.00%	2.25%	7.91%	9.24%
2003	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Investment Trust Government Bond Subaccount(42)
2005	85	10.274	10.482	890	N/A	1.25%	2.25%	0.82%	1.82%
2004(43)	—	10.190	10.295	—	N/A	1.25%	2.25%	2.33%	3.35%
2003	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio(2)	Expense Ratio(3)		Total Return(4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
JPMorgan Investment Trust Large Cap Growth Subaccount(44)
2005	7	$10.887	$11.107	$74	0.28%	1.25%	2.25%	2.75%	3.76%
2004(45)	3	10.596	10.705	28	N/A	1.25%	2.25%	4.69%	5.72%
2003	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Investment Trust Mid Cap Growth Subaccount(46)
2005	36	12.088	12.395	437	N/A	1.00%	2.25%	8.66%	10.00%
2004(47)	3	11.125	11.268	37	N/A	1.00%	2.25%	10.13%	11.50%
2003	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Investment Trust Mid Cap Value Subaccount(48)
2005	125	12.274	12.585	1,567	14.04%	1.00%	2.25%	7.35%	8.67%
2004(49)	498	11.434	11.581	5,741	N/A	1.00%	2.25%	12.85%	14.25%
2003	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Series Trust II:
JPMorgan International Equity Subaccount(50)
2005	1,949	14.873	17.079	32,886	0.88%	1.00%	2.25%	8.26%	9.60%
2004	1,993	13.664	15.583	30,771	0.52%	1.00%	2.25%	15.76%	17.20%
2003(51)	1,420	13.188	13.275	18,835	N/A	1.00%	2.25%	29.53%	30.81%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan MidCap Value Subaccount
2005	1,272	12.244	16.003	20,143	1.56%	1.00%	2.25%	6.82%	8.35%
2004	848	13.158	14.799	12,457	0.27%	1.00%	2.25%	18.39%	19.86%
2003(52)	107	12.246	12.327	1,322	N/A	1.00%	2.25%	26.78%	28.03%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
JPMorgan Small Company Subaccount
2005	624	15.442	18.290	11,107	12.92%	1.00%	2.25%	1.15%	2.39%
2004	667	15.237	17.863	11,629	N/A	1.00%	2.25%	24.37%	25.91%
2003	719	12.228	14.187	9,961	N/A	1.00%	2.25%	32.99%	34.63%
2002	800	9.176	10.538	8,265	0.24%	1.00%	3.00%	-23.28%	-22.43%
2001	803	12.972	13.584	10,764	0.03%	1.00%	3.00%	-9.54%	-3.47%
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Subaccount
2005	80	13.095	15.785	1,257	N/A	1.00%	2.25%	9.53%	10.88%
2004	80	11.892	14.236	1,131	N/A	1.00%	2.25%	16.80%	18.25%
2003(53)	24	11.941	12.019	292	N/A	1.00%	2.25%	22.68%	23.89%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Oppenheimer Capital Appreciation Subaccount
2005	336	11.951	13.533	4,500	0.73%	1.00%	2.25%	2.56%	3.83%
2004	336	11.590	13.034	4,356	0.20%	1.00%	2.25%	4.26%	5.56%
2003(54)	127	12.247	12.327	1,571	N/A	1.00%	2.25%	27.82%	29.08%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Oppenheimer Global Securities Subaccount
2005	1,672	15.741	18.855	31,260	0.84%	1.00%	2.25%	11.56%	12.93%
2004	1,486	14.035	16.695	24,671	0.81%	1.00%	2.25%	16.26%	17.70%
2003(55)	517	14.069	14.161	7,318	N/A	1.00%	2.25%	39.72%	41.10%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio(2)	Expense Ratio(3)		Total Return(4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Oppenheimer High Income Subaccount
2005	193	$11.677	$12.066	$2,310	6.58%	1.00%	2.25%	-0.23%	1.00%
2004	223	11.704	11.947	2,652	3.80%	1.00%	2.25%	6.33%	7.65%
2003(56)	71	11.007	11.080	785	N/A	1.00%	2.25%	21.07%	22.27%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Oppenheimer Main Street Subaccount
2005	1,187	12.431	13.725	16,106	0.39%	1.00%	2.25%	3.42%	4.70%
2004	244	11.955	13.109	3,177	0.64%	1.00%	2.25%	6.74%	8.06%
2003(57)	119	12.032	12.111	1,435	N/A	1.00%	2.25%	23.66%	24.88%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Oppenheimer Main Street Small Cap Subaccount
2005	541	14.452	17.627	9,443	2.61%	1.00%	2.25%	7.31%	8.63%
2004	557	13.396	16.226	8,965	N/A	1.00%	2.25%	16.55%	18.00%
2003(58)	241	13.639	13.729	3,309	N/A	1.00%	2.25%	41.07%	42.46%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Oppenheimer Strategic Bond Subaccount
2005	1,706	11.430	11.811	19,952	3.20%	1.00%	2.25%	0.23%	1.47%
2004	943	11.404	11.640	10,907	1.79%	1.00%	2.25%	6.04%	7.36%
2003(59)	127	10.754	10.825	1,370	N/A	1.00%	2.25%	14.58%	15.71%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
PIMCO Variable Insurance Trust:
PIMCO Foreign Bond Subaccount
2005	15	12.892	12.892	198	3.09%	1.40%	1.40%	3.70%	3.70%
2004	19	12.432	12.432	236	4.26%	1.40%	1.40%	4.10%	4.10%
2003	18	11.943	11.943	220	2.79%	1.40%	1.40%	0.86%	0.86%
2002	18	11.841	11.841	210	4.34%	1.40%	1.40%	6.68%	6.68%
2001	35	11.099	11.099	389	4.37%	1.40%	1.40%	6.77%	6.77%
PIMCO Low Duration Subaccount
2005	11	12.117	12.117	138	2.97%	1.40%	1.40%	-0.38%	-0.38%
2004	17	12.164	12.164	204	1.54%	1.40%	1.40%	0.44%	0.44%
2003	18	12.110	12.110	214	1.80%	1.40%	1.40%	0.93%	0.93%
2002	19	11.998	11.998	231	3.94%	1.40%	1.40%	5.57%	5.57%
2001	24	11.366	11.366	278	6.16%	1.40%	1.40%	6.73%	6.73%
Scudder Variable Series I:
Scudder 21st Century Growth Subaccount
2005(60)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2004	5,703	5.077	12.871	28,956	N/A	1.40%	2.05%	8.37%	9.33%
2003	6,040	4.644	11.836	28,050	N/A	1.40%	2.05%	27.77%	29.07%
2002	5,790	3.598	9.232	20,833	N/A	1.40%	2.05%	-42.07%	-1.78%
2001	4,197	6.211	6.211	26,068	N/A	1.40%	1.40%	-24.15%	-24.15%
Scudder Bond Subaccount
2005	821	7.936	12.840	7,111	4.23%	1.00%	2.25%	0.35%	1.59%
2004	861	7.900	12.689	7,237	4.05%	1.00%	2.25%	3.06%	4.33%
2003	1,053	7.647	12.210	8,499	5.99%	1.00%	2.25%	2.75%	4.02%
2002	2,214	7.424	11.785	17,198	6.35%	1.00%	3.00%	5.54%	6.17%
2001	1,834	7.034	11.100	13,450	3.25%	1.00%	3.00%	2.42%	5.47%
Scudder Capital Growth Subaccount
2005(61)	25,302	10.201	20.940	311,314	0.30%	1.00%	2.25%	6.34%	7.88%
2004	5,815	9.493	19.410	56,134	0.52%	1.00%	2.25%	5.39%	6.91%
2003	5,444	8.914	18.155	49,512	0.40%	1.00%	2.25%	23.98%	25.63%
2002	5,041	7.124	14.451	36,569	0.35%	1.00%	3.00%	-30.16%	-29.89%
2001	4,352	10.201	20.611	45,339	9.97%	1.00%	3.00%	-20.72%	-14.48%
Scudder Global Discovery Subaccount
2005	8,854	18.797	19.329	166,441	0.56%	1.40%	2.05%	15.70%	16.56%
2004	7,842	16.127	16.650	126,466	0.24%	1.40%	2.05%	20.64%	21.64%
2003	7,393	13.257	13.753	98,017	0.09%	1.40%	2.05%	45.78%	47.03%
2002	7,117	9.017	9.402	64,171	N/A	1.40%	2.05%	-17.62%	-2.21%
2001	6,536	11.412	11.412	74,591	1.60%	1.40%	1.40%	-25.64%	-25.64%

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio(2)	Expense Ratio(3)		Total Return(4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Scudder Growth and Income Subaccount
2005(62)	9,933	$9.182	$12.952	$93,661	0.86%	1.00%	2.05%	3.61%	4.92%
2004	5,667	8.778	12.457	49,809	0.76%	1.40%	2.05%	7.57%	8.64%
2003	5,799	8.080	11.541	46,914	0.99%	1.40%	2.05%	24.01%	24.99%
2002	5,766	6.464	9.274	37,291	1.06%	1.40%	2.05%	-24.19%	-0.70%
2001	5,114	8.527	8.693	43,629	2.74%	1.40%	1.40%	-13.30%	-12.52%
Scudder Health Sciences Subaccount
2005	6,999	12.202	16.293	85,406	N/A	1.40%	2.05%	5.90%	7.01%
2004	7,282	11.403	15.333	83,046	N/A	1.40%	2.05%	6.97%	8.08%
2003	7,059	10.551	14.285	74,488	N/A	1.40%	2.05%	30.54%	31.86%
2002	6,232	8.002	10.906	49,863	N/A	1.40%	2.05%	-24.16%	1.28%
2001	4,222	10.551	10.551	44,542	N/A	1.40%	1.40%	5.51%	5.51%
Scudder International Subaccount
2005	11,507	10.540	14.548	123,173	1.51%	1.00%	2.25%	13.40%	15.02%
2004	11,356	9.199	12.728	106,311	1.25%	1.00%	2.25%	13.90%	15.37%
2003	11,326	8.005	11.137	92,299	0.76%	1.00%	2.25%	24.94%	26.49%
2002	12,444	6.354	8.882	83,409	0.88%	1.00%	3.00%	-19.49%	-17.17%
2001	10,083	7.892	10.723	82,158	16.43%	1.00%	3.00%	-32.11%	-23.44%
Scudder Money Market Subaccount
2005	4	10.771	10.807	48	1.53%	1.40%	1.40%	1.31%	1.31%
2004	14	10.667	10.667	149	0.91%	1.40%	1.40%	-0.50%	-0.50%
2003	12	10.393	10.721	133	1.23%	1.40%	1.40%	-0.58%	0.82%
2002	3	10.308	10.783	30	N/A	1.40%	1.40%	0.09%	1.49%
2001	6	10.773	10.773	65	4.26%	1.40%	1.40%	2.41%	2.41%
Scudder Variable Series II:
Scudder Blue Chip Subaccount
2005	16,582	1.402	14.325	163,268	0.94%	1.25%	2.05%	7.48%	8.71%
2004	17,892	1.290	13.285	158,659	0.62%	1.25%	2.05%	12.03%	14.60%
2003	18,296	1.126	11.690	137,127	0.70%	1.25%	2.05%	24.22%	25.68%
2002	16,215	0.896	9.379	78,102	0.40%	1.25%	2.05%	-23.08%	-3.11%
2001	16,826	1.164	9.680	97,162	0.36%	1.25%	1.40%	-16.97%	-16.86%
Scudder Fixed Income Subaccount
2005	13,054	1.260	13.052	87,654	4.31%	1.00%	2.25%	-0.19%	1.24%
2004	14,835	1.260	12.943	92,790	5.25%	1.00%	2.25%	2.01%	3.49%
2003	16,883	1.233	12.556	98,747	3.70%	1.00%	2.25%	2.65%	4.09%
2002	17,704	1.188	12.110	99,482	3.12%	1.00%	3.00%	5.63%	6.52%
2001	15,452	1.135	11.369	64,981	3.41%	1.00%	3.00%	2.24%	4.66%
Scudder Global Blue Chip Subaccount
2005	3,687	14.559	16.002	53,690	0.25%	1.40%	2.05%	20.04%	21.25%
2004	2,999	12.007	12.007	36,009	1.17%	1.40%	1.40%	13.18%	13.18%
2003	2,918	10.609	11.817	30,965	0.34%	1.40%	2.05%	26.38%	27.35%
2002	2,745	8.331	9.319	22,865	0.65%	1.40%	2.05%	-10.43%	-7.08%
2001	2,280	10.029	10.029	22,866	2.07%	1.40%	1.40%	1.40%	1.40%
Scudder Government & Agency Securities Subaccount(63)
2005	24,348	1.310	13.232	121,446	4.81%	1.00%	2.25%	0.19%	1.56%
2004	29,192	1.306	13.080	134,445	3.59%	1.00%	2.25%	1.28%	2.72%
2003	37,820	1.287	12.784	163,000	5.36%	1.00%	2.25%	-0.22%	1.24%
2002	50,525	1.275	12.676	237,363	3.09%	1.00%	3.00%	5.67%	6.56%
2001	41,648	1.218	11.896	160,645	3.48%	1.00%	3.00%	3.52%	6.64%
Scudder Growth Subaccount
2005(64)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2004	45,208	1.739	11.865	216,809	0.27%	1.00%	2.25%	2.66%	4.10%
2003	53,620	1.675	11.517	239,685	0.12%	1.00%	2.25%	21.70%	23.48%
2002	54,587	1.360	9.431	178,843	N/A	1.00%	3.00%	-30.28%	0.73%
2001	65,583	1.951	8.272	302,393	8.78%	1.00%	3.00%	-23.67%	-14.32%
Scudder High Income Subaccount
2005	27,783	1.069	14.006	198,591	9.22%	1.00%	2.25%	1.34%	2.86%
2004	33,615	1.052	13.774	229,629	7.16%	1.00%	2.25%	9.82%	11.30%
2003	40,437	0.957	12.499	235,030	8.06%	1.00%	2.25%	21.65%	23.39%
2002	40,754	0.778	10.239	179,672	9.68%	1.00%	3.00%	-2.50%	5.29%
2001	45,274	0.805	9.271	189,316	11.65%	1.00%	3.00%	-2.72%	1.61%

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio(2)	Expense Ratio(3)		Total Return(4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
Scudder International Select Equity Subaccount
2005	29,642	$2.168	$15.209	$137,646	2.68%	1.00%	2.05%	11.71%	13.38%
2004	34,689	1.932	13.568	125,666	0.97%	1.00%	2.05%	15.47%	17.07%
2003	33,625	1.667	11.710	96,753	1.12%	1.00%	2.05%	26.83%	28.54%
2002	36,850	1.299	9.202	75,047	0.42%	1.00%	2.80%	-15.22%	-1.69%
2001	39,653	1.547	7.918	72,774	16.11%	1.00%	2.80%	-25.53%	-25.18%
Scudder Large Cap Value Subaccount(65)
2005	26,326	2.098	13.061	144,770	1.83%	1.00%	2.05%	-0.46%	0.96%
2004	30,700	2.099	12.988	163,457	1.52%	1.00%	2.05%	7.44%	8.98%
2003	32,630	1.946	11.965	149,054	1.80%	1.00%	2.05%	29.54%	31.28%
2002	35,977	1.484	9.162	113,597	1.57%	1.00%	2.80%	-16.69%	-16.05%
2001	39,433	1.799	10.913	128,715	1.50%	1.00%	2.80%	0.46%	0.85%
Scudder Mid Cap Growth Subaccount(66)
2005	3,551	10.540	14.823	37,444	N/A	1.40%	2.05%	12.36%	13.46%
2004	3,665	9.290	13.148	34,058	N/A	1.40%	2.05%	1.52%	2.47%
2003	3,915	9.066	12.906	35,503	N/A	1.40%	2.05%	30.75%	32.29%
2002	4,070	6.853	9.837	27,890	0.45%	1.40%	2.05%	-27.08%	-1.85%
2001	3,999	10.022	10.022	40,084	0.85%	1.40%	1.40%	-22.84%	-22.84%
Scudder Money Market Subaccount
2005	25,754	0.977	12.598	136,873	3.01%	1.00%	2.25%	0.55%	2.81%
2004	26,603	0.972	11.181	135,778	0.99%	1.00%	2.25%	-1.31%	-0.09%
2003	34,208	0.984	12.143	181,973	0.77%	1.00%	2.25%	-1.50%	0.72%
2002	54,362	0.990	12.056	306,311	1.39%	1.00%	3.00%	-0.86%	1.36%
2001	128,799	1.008	11.894	407,432	3.31%	1.00%	3.00%	0.94%	3.85%
Scudder New Europe Subaccount
2005	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2004	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2003	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2002(67)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	2,391	6.576	6.576	15,722	1.33%	1.40%	1.40%	-30.83%	-30.83%
Scudder Salomon Aggressive Growth Subaccount(68)
2005	3,371	9.821	15.559	33,120	N/A	1.40%	2.05%	10.96%	11.98%
2004	3,179	8.770	13.975	27,892	N/A	1.40%	2.05%	9.20%	10.47%
2003	3,310	7.939	12.753	26,296	N/A	1.40%	2.05%	32.54%	33.66%
2002	3,074	5.940	9.589	18,257	N/A	1.40%	2.05%	-31.87%	4.47%
2001	2,256	8.718	8.718	19,666	N/A	1.40%	1.40%	-12.82%	-12.82%
Scudder Small Cap Growth Subaccount
2005(69)	34,756	1.218	14.357	160,316	N/A	1.00%	2.25%	4.59%	6.01%
2004	38,500	1.163	13.680	144,539	N/A	1.00%	2.25%	8.31%	9.92%
2003	44,561	1.072	12.586	141,216	N/A	1.00%	2.25%	29.85%	31.63%
2002	45,002	0.817	9.660	100,125	N/A	1.00%	3.00%	-34.93%	1.94%
2001	49,609	1.267	9.348	152,170	12.86%	1.00%	3.00%	-32.12%	-16.19%
Scudder Strategic Income Subaccount
2005	3,351	1.390	13.235	38,607	7.85%	1.25%	2.05%	-0.12%	1.12%
2004	2,702	1.375	13.108	30,732	4.27%	1.25%	2.05%	6.09%	7.25%
2003	2,474	1.282	12.239	28,082	1.47%	1.25%	2.05%	5.43%	6.52%
2002	2,400	1.204	11.507	24,573	2.28%	1.25%	1.40%	9.77%	9.93%
2001	1,574	1.095	10.483	11,501	0.61%	1.25%	1.40%	3.78%	3.92%
Scudder Technology Growth Subaccount
2005	20,377	0.846	13.569	131,027	0.45%	1.00%	2.25%	1.20%	2.72%
2004	24,947	0.833	13.362	145,056	N/A	1.00%	2.25%	-0.57%	0.91%
2003	25,760	0.835	13.392	153,801	N/A	1.00%	2.25%	43.25%	45.15%
2002	28,007	0.575	9.317	145,624	0.11%	1.00%	3.00%	-36.79%	2.62%
2001	25,462	0.920	9.079	217,576	0.18%	1.00%	3.00%	-33.63%	-7.58%
Scudder Total Return Subaccount
2005	54,942	2.055	11.901	369,547	2.47%	1.00%	2.25%	1.82%	3.27%
2004	65,001	1.995	11.649	416,701	1.65%	1.00%	2.25%	4.22%	5.73%
2003	74,476	1.892	11.138	440,847	3.06%	1.00%	2.25%	15.19%	16.77%
2002	83,840	1.624	9.636	416,026	2.89%	1.00%	3.00%	-16.22%	-9.23%
2001	99,886	1.939	10.615	566,841	6.75%	1.00%	3.00%	-7.39%	-5.62%

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio(2)	Expense Ratio(3)		Total Return(4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
SVS Davis Venture Value Subaccount
2005	18,998	$11.935	$14.474	$226,815	0.74%	1.40%	2.05%	7.04%	8.13%
2004	18,366	11.038	13.475	202,796	0.41%	1.40%	2.05%	9.17%	10.28%
2003	16,169	10.008	12.301	161,895	0.48%	1.40%	2.05%	26.82%	28.05%
2002	14,493	7.816	9.666	113,303	0.15%	1.40%	2.05%	-16.95%	1.47%
2001	9,293	9.412	9.412	87,458	N/A	1.40%	1.40%	-5.88%	-5.88%
SVS Dreman Financial Services Subaccount
2005	5,097	12.755	13.660	69,620	1.83%	1.40%	2.05%	-2.45%	-1.45%
2004	5,795	13.075	13.860	80,309	1.52%	1.40%	2.05%	9.25%	10.46%
2003	5,779	11.968	12.548	72,507	1.40%	1.40%	2.05%	25.16%	26.37%
2002	5,697	9.562	9.930	56,572	0.88%	1.40%	2.05%	-9.78%	-0.02%
2001	4,691	11.006	11.006	51,630	0.97%	1.40%	1.40%	-6.17%	-6.17%
SVS Dreman High Return Equity Subaccount
2005	35,438	14.347	14.938	529,359	1.74%	1.40%	2.05%	5.36%	6.43%
2004	35,450	13.617	14.036	497,541	1.58%	1.40%	2.05%	11.34%	12.48%
2003	34,882	12.230	12.479	435,250	1.88%	1.40%	2.05%	28.85%	30.11%
2002	33,048	9.436	9.591	316,953	1.39%	1.40%	2.05%	-19.17%	-1.19%
2001	23,638	11.674	11.865	280,450	0.60%	1.40%	1.40%	-0.34%	0.29%
SVS Dreman Small Cap Value Subaccount
2005	40,096	2.072	18.514	327,181	9.30%	1.00%	2.25%	7.58%	9.16%
2004	42,968	1.918	17.002	308,558	0.82%	1.00%	2.25%	23.00%	24.78%
2003	39,751	1.553	13.660	222,551	2.27%	1.00%	2.25%	38.81%	40.63%
2002	43,904	1.116	8.945	149,053	0.41%	1.00%	2.80%	-13.13%	-12.10%
2001	33,983	1.285	10.177	113,833	N/A	1.00%	2.80%	16.04%	16.49%
SVS Eagle Focused Large Cap Growth Subaccount
2005(70)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2004	7,163	8.339	11.317	59,773	N/A	1.40%	2.05%	-0.53%	0.45%
2003	7,149	8.302	11.339	59,386	N/A	1.40%	2.05%	23.61%	24.79%
2002	6,095	6.652	9.142	40,566	N/A	1.40%	2.05%	-28.35%	-2.40%
2001	4,046	9.367	9.367	37,898	N/A	1.40%	1.40%	-18.10%	-18.10%
SVS Focus Value + Growth Subaccount
2005(71)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2004	13,382	1.583	13.286	55,062	0.81%	1.00%	2.05%	8.68%	10.23%
2003	14,973	1.451	12.183	53,599	0.77%	1.00%	2.05%	29.63%	31.35%
2002	16,459	1.106	9.366	39,194	0.56%	1.00%	2.80%	-27.38%	-4.81%
2001	18,875	1.538	9.839	51,767	6.41%	1.00%	2.80%	-15.56%	-15.21%
SVS Index 500 Subaccount
2005(72)	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2004	25,792	8.699	12.834	224,389	0.96%	1.40%	2.05%	7.77%	8.86%
2003	25,469	7.991	11.868	203,544	1.05%	1.40%	2.05%	25.01%	26.16%
2002	23,118	6.334	9.461	146,428	0.55%	1.40%	2.05%	-23.41%	1.62%
2001	17,576	8.270	8.270	145,352	0.29%	1.40%	1.40%	-13.27%	-13.27%
SVS Janus Growth and Income Subaccount
2005	15,203	8.914	13.560	135,524	0.22%	1.40%	2.05%	9.47%	10.56%
2004	16,003	8.062	12.345	129,027	N/A	1.40%	2.05%	8.85%	9.97%
2003	17,467	7.331	11.302	128,062	0.70%	1.40%	2.05%	21.46%	22.66%
2002	17,677	5.952	9.235	105,208	0.66%	1.40%	2.05%	-21.65%	-0.56%
2001	13,923	7.597	7.597	105,768	0.42%	1.40%	1.40%	-13.50%	-13.50%
SVS Janus Growth Opportunities Subaccount
2005	13,748	6.270	13.854	86,204	0.32%	1.40%	2.05%	4.98%	6.19%
2004	15,327	5.904	13.152	90,502	N/A	1.40%	2.05%	9.95%	11.02%
2003	16,951	5.318	11.920	90,163	N/A	1.40%	2.05%	23.71%	24.99%
2002	17,795	4.255	9.603	75,716	N/A	1.40%	2.05%	-31.58%	1.35%
2001	15,117	6.219	6.219	94,012	N/A	1.40%	1.40%	-24.75%	-24.75%
SVS MFS Strategic Value Subaccount
2005	3	13.188	13.346	35	10.12%	1.70%	2.05%	-2.59%	-2.25%
2004	3	13.538	13.654	38	0.13%	1.70%	2.05%	15.03%	15.43%
2003(73)	2	11.769	11.829	28	N/A	1.70%	2.05%	23.81%	24.24%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

	At December 31,				For the year ended December 31,
	Units (000s)	Unit Fair Value		Net Assets(1) (000s)	Investment Income Ratio(2)	Expense Ratio(3)		Total Return(4)
		Lowest	Highest			Lowest	Highest	Lowest	Highest
SVS Oak Strategic Equity Subaccount
2005	7,013	$6.252	$12.313	$43,880	0.02%	1.40%	2.05%	-6.41%	-5.33%
2004	8,548	6.604	13.112	56,495	N/A	1.40%	2.05%	-1.15%	-0.09%
2003	9,193	6.610	13.219	60,811	N/A	1.40%	2.05%	46.14%	47.72%
2002	7,019	4.474	9.015	31,408	N/A	1.40%	2.05%	-40.57%	1.52%
2001	4,707	7.529	7.529	35,442	N/A	1.40%	1.40%	-24.71%	-24.71%
SVS Turner Mid-Cap Growth Subaccount
2005	9,415	10.327	16.366	97,239	N/A	1.40%	2.05%	9.02%	10.23%
2004	10,139	9.369	14.961	94,997	N/A	1.40%	2.05%	8.41%	9.50%
2003	9,951	8.556	13.753	85,147	N/A	1.40%	2.05%	45.11%	46.45%
2002	7,947	5.842	9.446	46,432	N/A	1.40%	2.05%	-33.21%	0.48%
2001	4,649	8.748	8.748	40,665	N/A	1.40%	1.40%	-12.52%	-12.52%
Scudder Investments VIT Funds:
Scudder Real Estate Securities Subaccount
2005	1	17.356	17.515	14	12.14%	1.70%	2.05%	9.08%	9.46%
2004	—	15.911	16.002	6	0.77%	1.70%	2.05%	28.10%	28.54%
2003(74)	1	12.421	12.449	16	N/A	1.70%	2.05%	24.21%	24.49%
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Scudder VIT Equity 500 Index Subaccount
2005(75)	19,136	10.143	10.177	194,745	2.70%	1.40%	1.40%	4.12%	4.12%
2004	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2003	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2002	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2001	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

(1)	Net Assets equals Contract Owners’ Equity.

(2)	This ratio represents dividends recorded by the subaccount from the underlying mutual fund divided by the average net assets. This ratio excludes the Expense Ratio. N/A is noted if the fund did not pay any dividends.

(3)	This ratio represents the annualized contract expenses of the separate account, resulting in a direct reduction of unit values, consisting primarily of mortality and expense charges. Charges that require redemption of contract owner units are excluded.

(4)	Total return is calculated using the beginning and ending unit value (before rounding for this presentation), which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated. The Archway product has total returns outside the ranges provided that do not correspond to the minimum or maximum expense ratio. This product invests in shares at the fund level that typically experience additional expenses. This can result in a lower subaccount total return than another product with a higher rider expense ratio.

(5)	Effective October 15, 2004, fund name was changed to AIM Variable Insurance Funds from INVESCO Variable Investment Funds, Inc.

(6)	Effective October 15, 2004, name was changed to AIM V.I. Financial Services Fund Subaccount from INVESCO VIF-Financial Services Subaccount.

(7)	For the period (commencement of operations): May 2, 2003 to December 31, 2003—AIM V.I. Financial Services Fund Subaccount.

(8)	Effective July 1, 2005, name was changed to AIM V.I. Global Health Care Subaccount from AIM V.I. Health Sciences Subaccount. Previous to this date, effective October 15, 2004, name was changed to AIM V.I. Health Sciences Subaccount from INVESCO VIF-Health Sciences Subaccount.

(9)	For the period (commencement of operations): May 6, 2003 to December 31, 2003—AIM V.I. Global Health Care Subaccount.

(10)	Effective October 15, 2004, name was changed to AIM V.I. Real Estate Subaccount from INVESCO VIF-Real Estate Opportunity Subaccount.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(11)	For the period (commencement of operations): May 8, 2003 to December 31, 2003—AIM V.I. Real Estate Subaccount.

(12)	Effective October 15, 2004, name was changed to AIM V.I. Utilities Subaccount from INVESCO VIF-Utilities Subaccount.

(13)	Effective February 21, 2005, name was changed to Credit Suisse Trust Global Small Cap Subaccount from Credit Suisse Trust Global Post-Venture Capital Subaccount.

(14)	For the period (commencement of operations): May 12, 2003 to December 31, 2003—Dreyfus VIF Small Company Stock Subaccount.

(15)	For the period (commencement of operations): May 6, 2003 to December 31, 2003—Franklin Rising Dividends Securities Subaccount.

(16)	For the period (commencement of operations): May 16, 2003 to December 31, 2003—Franklin Small Cap Value Securities Subaccount.

(17)	For the period (commencement of operations): May 15, 2003 to December 31, 2003—Franklin Strategic Income Securities Subaccount.

(18)	For the period (commencement of operations): May 5, 2003 to December 31, 2003—Franklin U.S. Government Subaccount.

(19)	For the period (commencement of operations): May 12, 2003 to December 31, 2003—Franklin Zero Coupon 2010 Subaccount.

(20)	For the period (commencement of operations): May 5, 2003 to December 31, 2003—Mutual Discovery Securities Subaccount.

(21)	For the period (commencement of operations): May 15, 2003 to December 31, 2003—Mutual Shares Securities Subaccount.

(22)	For the period (commencement of operations): December 3, 2005 to December 31, 2005—ING JPMorgan Emerging Markets Equity Subaccount.

(23)	For the period (cessation of operations): January 1, 2005 to December 2, 2005—ING VP Emerging Markets Subaccount. Fund merged with ING JPMorgan Emerging Markets Equity Subaccount.

(24)	Effective May 1, 2005, name was changed from Janus Aspen Capital Appreciation Subaccount.

(25)	Effective May 1, 2005, name was changed from Janus Aspen Growth Subaccount.

(26)	For the period (cessation of operations): January 1, 2003 to March 7, 2003—Janus Aspen Growth and Income Subaccount.

(27)	Formerly named Janus Aspen Mid Cap Value (Perkins) Subaccount.

(28)	For the period (commencement of operations): May 12, 2003 to December 31, 2003—Janus Aspen Mid Cap Value Subaccount.

(29)	Formerly named Janus Aspen Small Cap Value (Bay Isle) Subaccount.

(30)	For the period (commencement of operations): May 28, 2003 to December 31, 2003—Janus Aspen Small Company Value Subaccount.

(31)	Effective May 1, 2005, name was changed from One Group Investment Trust.

(32)	Effective May 1, 2005, name was changed from One Group Investment Trust Balanced Subaccount.

(33)	For the period (commencement of operations): August 11, 2004 to December 31, 2004—JPMorgan Investment Trust Balanced Subaccount.

(34)	Effective May 1, 2005, name was changed from One Group Investment Trust Bond Subaccount.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(35)	For the period (commencement of operations): July 19, 2004 to December 31, 2004—JPMorgan Investment Trust Bond Subaccount.

(36)	Effective May 1, 2005, name was changed from One Group Investment Trust Diversified Equity Subaccount.

(37)	For the period (commencement of operations): June 30, 2004 to December 31, 2004—JPMorgan Investment Trust Diversified Equity Subaccount.

(38)	Effective May 1, 2005, name was changed from One Group Investment Trust Diversified Mid Cap Subaccount.

(39)	For the period (commencement of operations): May 27, 2004 to December 31, 2004—JPMorgan Investment Trust Diversified Mid Cap Growth Subaccount.

(40)	Effective May 1, 2005, name was changed from One Group Investment Trust Equity Index Subaccount.

(41)	For the period (commencement of operations): July 26, 2004 to December 31, 2004—JPMorgan Investment Trust Equity Index Subaccount.

(42)	Effective May 1, 2005, name was changed from One Group Investment Trust Government Subaccount.

(43)	JPMorgan Investment Trust Government Bond Subaccount option added in 2004. No contributions were made to this subaccount in 2004.

(44)	Effective May 1, 2005, name was changed from One Group Investment Trust Large Cap Growth Subaccount.

(45)	For the period (commencement of operations): October 1, 2004 to December 31, 2004—JPMorgan Investment Trust Large Cap Growth Subaccount.

(46)	Effective May 1, 2005, name was changed from One Group Investment Trust Mid Cap Growth Subaccount.

(47)	For the period (commencement of operations): June 25, 200 to December 31, 2004—JPMorgan Investment Trust Mid Cap Growth Subaccount.

(48)	Effective May 1, 2005, name was changed from One Group Investment Trust Mid Cap Value Subaccount.

(49)	For the period (commencement of operations): May 18, 2004 to December 31, 2004—JPMorgan Investment Trust MidCap Value Subaccount.

(50)	Formerly named JPMorgan International Opportunities Subaccount.

(51)	For the period (commencement of operations): June 6, 2003 to December 31, 2003—JPMorgan International Equity Subaccount.

(52)	For the period (commencement of operations): May 5, 2003 to December 31, 2003—JPMorgan MidCap Value Subaccount.

(53)	For the period (commencement of operations): May 15, 2003 to December 31, 2003—Oppenheimer Aggressive Growth Subaccount.

(54)	For the period (commencement of operations): May 6, 2003 to December 31, 2003—Oppenheimer Capital Appreciation Subaccount.

(55)	For the period (commencement of operations): May 12, 2003 to December 31, 2003—Oppenheimer Global Securities Subaccount.

(56)	For the period (commencement of operations): May 2, 2003 to December 31, 2003—Oppenheimer High Income Subaccount.

(57)	For the period (commencement of operations): May 5, 2003 to December 31, 2003—Oppenheimer Main Street Subaccount.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS—(Continued)

(58)	For the period (commencement of operations): May 9, 2003 to December 31, 2003—Oppenheimer Main Street Small Cap Subaccount.

(59)	For the period (commencement of operations): May 9, 2003 to December 31, 2003—Oppenheimer Strategic Bond Subaccount.

(60)	For the period (cessation of operations): January 1, 2005 to April 28, 2005—Scudder Variable Series I’s 21st Century Growth Subaccount. Fund merged with Scudder Variable Series II’s Scudder Small Cap Growth Subaccount.

(61)	Effective April 29, 2005, Scudder Variable Series I’s Scudder Capital Growth Subaccount acquired Scudder Variable Series II’s Scudder Growth and Scudder Variable Series II’s SVS Eagle Focused Large Cap Growth Subaccounts.

(62)	Effective April 29, 2005, Scudder Variable Series I’s Scudder Growth and Income Subaccount acquired Scudder Variable Series II’s SVS Focus Value + Growth Subaccount.

(63)	Effective May 1, 2004, name was changed from Scudder Government Securities Subaccount.

(64)	For the period (cessation of operations): January 1, 2005 to April 28, 2005—Scudder Variable Series II’s Scudder Growth Subaccount. Fund merged with Scudder Variable Series I’s Scudder Capital Growth Subaccount.

(65)	Effective May 1, 2004, name was changed from Scudder Contrarian Value Subaccount.

(66)	Effective October 28, 2005, name was changed from Scudder Aggressive Growth Subaccount.

(67)	For the period (cessation of operations): January 1, 2002 to November 1, 2002—Scudder New Europe Subaccount.

(68)	Effective August 1, 2005, name was changed from SVS INVESCO Dynamic Growth Subaccount.

(69)	Effective April 29, 2005, Scudder Variable Series II’s Scudder Small Cap Growth Subaccount acquired Scudder Variable Series I’s 21st Century Growth Subaccount.

(70)	For the period (cessation of operations): January 1, 2005 to April 28, 2005 Scudder Variable Series II’s SVS Eagle Focused Large Cap Growth Subaccount. Fund merged with Scudder Variable Series I’s Scudder Capital Growth Subaccount.

(71)	For the period (cessation of operations): January 1, 2005 to April 28, 2005 Scudder Variable Series II’s SVS Focus Value + Growth Subaccount. Fund merged with Scudder Variable Series I’s Scudder Growth and Income Subaccount.

(72)	For the period (cessation of operations): January 1, 2005 to September 15, 2005 Scudder Variable Series II’s SVS Index 500 Subaccount. Fund merged with Scudder VIT Equity 500 Index Subaccount.

(73)	For the period (commencement of operations): June 12, 2003 to December 31, 2003—SVS MFS Strategic Value Subaccount.

(74)	For the period (commencement of operations): July 11, 2003 to December 31, 2003—Scudder Real Estate Securities Subaccount.

(75)	For the period (commencement of operations): September 16, 2005 to December 31, 2005—Scudder VIT Equity 500 Index Subaccount. Fund acquired Scudder Variable Series II’s SVS Index 500 Subaccount.

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Stockholder of

Kemper Investors Life Insurance Company

In our opinion, the accompanying balance sheets and the related statements of operations, comprehensive income (loss), stockholder’s equity, and cash flows present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company (a wholly owned subsidiary of Kemper Corporation) (the “Company”) at December 31, 2005 and 2004, and the results of its operations and its cash flows for the years then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 3, stockholder’s equity as of January 1, 2004 has been restated.

Also, as discussed in Note 2 to the financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004.

/s/ PricewaterhouseCoopers LLP

Seattle, Washington

April 28, 2006

KEMPER INVESTORS LIFE INSURANCE COMPANY

BALANCE SHEETS

December 31, 2005 and 2004

(in thousands of dollars)

	2005	2004
		(Restated Note 3)
Assets
Investments
Bonds, classified as available-for-sale, at fair value (amortized cost: $727,121 and $676,908)	$720,055	$684,942
Redeemable preferred stock, classified as available-for-sale, at fair value (cost: $2,458 and $2,458)	2,557	2,676
Common stocks, classified as available-for-sale, at fair value (cost: $1,672 and $1,672)	2,143	2,565
Policy loans	21,753	18,540
Partnership and joint venture interests	1,568	1,990

Total investments	748,076	710,713
Cash and cash equivalents	117,678	36,622
Accrued investment income	7,210	6,962
Reinsurance recoverable	2,175,438	2,211,959
Deposit asset—coinsurance business	1,571,767	1,693,473
Deferred policy acquisition costs	16,362	23,815
Deferred income taxes	101,599	96,746
Federal income tax receivable—affiliate	9,144	35,231
Modified coinsurance deposit receivable—related party	776,443	802,401
Other assets and receivables	114,223	90,980
Separate account assets	16,297,661	15,916,551

Total assets	$21,935,601	$21,625,453

Liabilities and Stockholder’s Equity
Future policy benefits	$2,410,645	$2,306,614
Other policyholder benefits and funds payable	101,115	124,452
Deposit liability—coinsurance business	1,571,767	1,693,473
Modified coinsurance deposit payable—related party	796,776	796,726
Other accounts payable and liabilities	244,141	285,491
Separate account liabilities	16,297,661	15,916,551

Total liabilities	21,422,105	21,123,307

Commitments and Contingencies (Note 8)
Stockholder’s Equity
Capital stock ($10 par value—300,000 authorized shares; 250,000 shares issued and outstanding at 2005 and 2004, respectively)	2,500	2,500
Additional paid-in capital	841,633	841,633
Accumulated other comprehensive (loss) income	(4,223)	5,943
Retained earnings (deficit)	(326,414)	(347,930)

Total stockholder’s equity	513,496	502,146

Total liabilities and stockholder’s equity	$21,935,601	$21,625,453

The accompanying notes are an integral part of the financial statements.

KEMPER INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

For the Years Ended December 31, 2005 and 2004

(in thousands of dollars)

	2005	2004
Revenues
Net investment income	$31,327	$26,773
Net realized investment gains	7,572	835
Separate account fees and charges	69,593	66,756
Modified coinsurance (loss) income—related party	(6,800)	11,187
Other income	70,655	74,545

Total revenues	172,347	180,096

Benefits and Expenses
Interest credited to policyholders	68,460	81,101
Claims incurred and other policyholder benefits	45,120	35,344
Taxes, licenses and fees	1,696	3,046
Commissions	16,301	20,439
Operating expenses	14,450	16,061
Amortization of deferred policy acquisition costs	7,453	11,982

Total benefits and expenses	153,480	167,973

Income (loss) before income tax expense (benefit) and cumulative effect of accounting change, net of tax	18,867	12,123
Income tax expense (benefit)	(2,649)	(466)

Income (loss) before cumulative effect of accounting change, net of tax	21,516	12,589
Cumulative effect of accounting change, net of tax	—	(157,923)

Net income (loss)	$21,516	$(145,334)

The accompanying notes are an integral part of the financial statements.

KEMPER INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

For the Years Ended December 31, 2005 and 2004

(in thousands of dollars)

	2005	2004
Net income (loss)	$21,516	$(145,334)

Other comprehensive income (loss), before tax
Unrealized holding gains (losses) on securities:
Unrealized gains (losses) on derivatives	—	4,500
Unrealized holding (losses) gains on investments	(16,430)	14,339
Reclassification adjustment for losses (gains) included in net income	790	3,227

Net unrealized holding gains (losses) on securities	(15,640)	22,066
Reclassification adjustments for items included in net income:
Adjustment for deferred policy acquisition costs	—	(984)

Other comprehensive (loss) income, before related income tax (benefit) expense	(15,640)	21,082
Related income tax (benefit) expense	(5,474)	2,856

Other comprehensive (loss) income, net of tax	(10,166)	18,226

Comprehensive income (loss)	$11,350	$(127,108)

The accompanying notes are an integral part of the financial statements.

KEMPER INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF STOCKHOLDER’S EQUITY

For the Years Ended December 31, 2005 and 2004

(in thousands of dollars)

	Capital Stock	Additional Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Stockholder’s Equity
Balances at January 1, 2004, as previously reported	$2,500	$841,633	$(12,283)	$(193,556)	$638,294
Restatement (Note 3)	—	—	—	(9,040)	(9,040)

Balances at January 1, 2004, as restated	$2,500	$841,633	$(12,283)	$(202,596)	$629,254
Net loss	—	—	—	(145,334)	(145,334)
Other comprehensive income	—	—	18,226	—	18,226

Balances at December 31, 2004	$2,500	$841,633	$5,943	$(347,930)	$502,146
Net income	—	—	—	21,516	21,516
Other comprehensive loss	—	—	(10,166)	—	(10,166)

Balances at December 31, 2005	$2,500	$841,633	$(4,223)	$(326,414)	$513,496

The accompanying notes are an integral part of the financial statements.

KEMPER INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS

For the Years Ended December 31, 2005 and 2004

(in thousands of dollars)

	2005	2004
Cash flows from operating activities
Net income (loss)	$21,516	$(145,334)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Cumulative effect accounting change	—	157,923
Net realized investment gains	(7,572)	(835)
Interest credited and other charges	68,460	81,101
Amortization of deferred policy acquisition costs	7,453	11,982
Amortization of net discount/premium on investments	8,099	16,477
Depreciation and other amortization	424	89
Deferred income tax expense	13,256	38,586
Cash provided by (used in) changes in operating assets and liabilities
Federal income taxes receivable	13,452	24,426
Life insurance policy liabilities	84,388	26,289
Other policyholder funds	(23,337)	(25,640)
Change in policy liabilities due to reinsurance with FKLA	36,521	21,737
Other, net	(84,680)	(156,481)

Net cash provided by operating activities	137,980	50,320

Cash flows from investing activities
Cash from investments sold or matured:
Fixed maturity and equity securities available for sale	97,549	290,774
Mortgage loans and other invested assets	—	62,364
Cost of investments purchased or loans originated:
Fixed maturity and equity securities	(156,339)	(294,833)
Distribution of partnership and joint venture interests	224	165
Capitalization of software	(735)	—
Net change in receivable and payable for securities transactions	4,096	(599)
Net change in policy loans	(3,213)	(18,540)
Net change in other assets	(145)	(105)

Net cash used in investing activities	(58,563)	39,226

Cash flows from financing activities
Policyholder account balances:
Deposits	346,021	44,295
Withdrawals	(345,607)	(166,850)
Cash overdrafts	1,225	7,119

Net cash provided by (used in) financing activities	1,639	(115,436)

Net increase (decrease) in cash	81,056	(25,890)
Cash and cash equivalents
Beginning of year	36,622	62,512

End of year	$117,678	$36,622

Supplemental disclosures of cash flow information
Cash paid (refunded) during the year
Income taxes	$(29,357)	$(65,067)
Interest	—	(671)
Supplemental disclosures of noncash operating activities
Income tax reclass from deferred to current	$12,635	$26,590

The accompanying notes are an integral part of the financial statements.

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

1. The Company and Nature of Operations

Organization and Description of Business

Kemper Investors Life Insurance Company (“KILICO” or the “Company”) is a stock life insurance company founded in 1947. The Company was incorporated under the insurance laws of the State of Illinois and licensed in the District of Columbia and all states, with the exception of New York.

The Company is a wholly-owned subsidiary of Kemper Corporation (“Kemper”), a non-operating holding company. Kemper is an indirect wholly-owned subsidiary of Zurich Holding Company of America, Inc. (“ZHCA”). ZHCA is an indirect wholly-owned subsidiary of Zurich Group Holding (“ZGH” or “Zurich”), a Swiss holding company. ZGH is wholly-owned by Zurich Financial Services (“ZFS” or the “Parent’).

Purchase Agreement

On May 29, 2003, Kemper entered into a stock and asset purchase agreement (the “Purchase Agreement”) with Bank One Insurance Holdings, Inc. (“BOIH” or “Bank One”), where Kemper agreed to sell the capital stock of Federal Kemper Life Assurance Company (“FKLA”), Zurich Life Insurance Company of America (“ZLICA”), Zurich Direct, Inc., and KILICO’s Subsidiaries to BOIH. KILICO’s Subsidiaries included Investors Brokerage Services, Inc., Investors Brokerage Services Insurance Agency, Inc, Zurich Life Insurance Company of New York, PMG Life Agency, Inc, PMG Marketing, Inc., PMG Securities Corporation and PMG Asset Management. BOIH also agreed to acquire indirect control of Fidelity Life Association (“FLA”) via its acquisition of FKLA, which pursuant to a management agreement, directs the day-to-day operations of FLA.

Prior to the Purchase Agreement, the Company, FKLA, ZLICA, and FLA operated under the trade name “Zurich Life” and were all, except for FLA, wholly-owned subsidiaries of Kemper.

On September 3, 2003 (the “Closing Date” or the “Closing”), pursuant to the Purchase Agreement, the Company entered into a coinsurance agreement with FKLA. The coinsurance agreement consisted of the following:

•	The Company ceded 100% of its general account liabilities, with the exception of the DESTINATIONS. The general account liabilities included all of the Company’s gross liabilities and obligations, including benefits, claims, taxes, commissions and assessments for certain types of existing individual and group life insurance policies and annuity contracts (collectively referred to as the “Reinsured Policies”). The Reinsured Policies also included certain policies written for a period of 12 months subsequent to the Closing.

•	The Company ceded on a modified coinsurance basis a majority of its separate account liabilities. The separate account liabilities included all liabilities that were reflected in the Company’s separate accounts, with the exception of DESTINATIONS, that related to the Reinsured Policies. As of December 31, 2005 and 2004, the Company’s separate account reserves subject to the coinsurance agreement with FKLA were approximately $1,876,168,000 and $1,958,837,000 as of December 31, 2005 and 2004, respectively.

•	The Reinsured Policies and bank owned life insurance (“BOLI”) policies of the Company would be administered by FKLA on a long-term basis subject to the oversight of the Company. This includes, but is not limited to, policy and policyholder administration, separate account administration, preparing accounting and actuarial information and certain aspects of legal compliance.

•	Pursuant to the coinsurance agreement with FKLA, FKLA established a trust account (the “Security Trust Account”) for the exclusive benefit of the Company. The Security Trust Account is funded with assets equal to the general account statutory reserves reinsured by FKLA, adjusted on a quarterly basis. FKLA is required to maintain the Security Trust Account until the Company’s general account statutory reserves are $400,000,000 or less. As of December 31, 2005 and 2004, the Company’s general account reserves subject to the coinsurance agreement with FKLA were approximately $3,284,079,000 and $3,462,000,000, respectively. The balance in the Security Trust Account was approximately $3,130,630,000 and $3,354,553,000 as of December 31, 2005 and 2004, respectively.

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2005 and 2004

Prior to the Closing, the Company and FKLA shared common management and employees. FKLA also performed the administration of the Company’s business through an administration services agreement.

Pursuant to the Closing, the overall corporate and business administration of the Company is performed by the Company’s affiliate, Farmers New World Life Insurance Company (“FNWL”).

Deregistration

As of April 1, 2005, the Company amended certain of its variably annuity contracts or certificates offered via its separate accounts by putting a floor on the market value adjustment feature (“MVA”) and increasing the guaranteed crediting interest rate for these contracts to 3% (collectively referred to as the “MVA Endorsement”). As a result of the issuance of the MVA Endorsement, the Company was no longer required to be registered under the Securities and Exchange Act of 1933. KILICO also no longer has a duty to perform periodic filings under Section 15(d) of the Securities Exchange Act of 1934. However, the Company, as a sponsor of separate accounts, is still required to perform periodic filings under the Investment Company Act of 1940.

The MVA Endorsement also required the Company to amend its existing coinsurance agreement with FKLA. The variable contracts with the MVA features previously ceded to FKLA were repriced as a result of this amendment.

Nature of Operations

Prior to the Closing, the Company marketed individual and group fixed rate and variable annuity contracts, as well as, individual and group term life and group variable life insurance products through various distribution channels. The Company also offered investment-oriented products, guaranteed returns or a combination of both to help policyholders meet multiple insurance and financial objectives. The Company’s distribution channel included financial institutions, securities brokerage firms, insurance agents and financial planners.

As of the Closing, the Company’s direct retained business consists primarily of Destinations. The Company also ceased issuing new business with the exception of renewal business and certain policies to be written and reinsured pursuant to the coinsurance agreement with FKLA. The Company has agreed that for a period of three years following the Closing Date that it would not, except under limited circumstances, issue any new BOLI policies. The majority of the Company’s BOLI policies are coinsured to Zurich Insurance Company, Bermuda Branch (“ZIBB”). As of the Closing, the Company’s direct retained business consists primarily of DESTINATIONS. The account values of these ceded BOLI policies were approximately $10,216,071,000 and $9,883,719,000 as of December 31, 2005 and 2004, respectively.

Investors Brokerage Services, Inc. and BFP Securities, LLC are the principal underwriters of the Company’s registered variably annuity and variable life products. BFP Securities, LLC is also the primary wholesaling distributor of the Company’s BOLI products.

DESTINATIONS Product

DESTINATIONS is a registered individual and group variable, fixed and market value adjusted deferred annuity product. DESTINATIONS currently offers 36 variable subaccount investment options with various investment managers, ten guaranty periods, a fixed account option, dollar cost averaging, a guaranteed minimum death benefit (“GMDB”) option and a guaranteed retirement income benefit (“GRIB”) option.

The GMDB and GRIB options subject the Company to additional equity risk as the beneficiary or contractholder may receive a benefit for an amount greater than the fund balance under contractually defined circumstances and term. The GRIB option provides the policyholder with a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The GMDB and GRIB benefit is the greatest of the: i) the contract value (account value); ii) the greatest anniversary value before the exercise (annuitization date or date of death), reset up to age 80; or iii) purchase payments minus

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2005 and 2004

previous withdrawals, accumulated at 5% per annum to age 80. However, for certain of the withdrawal benefit features, the contractholder also has the option, after a specified time period, to reset the GRIB to the then-current account value, if greater. For contracts with the GRIB, the guarantee applies to the funds available to purchase an annuity after seven years.

The only ways the contractholder can monetize the excess of the GRIB or the GMDB over the account value of the contract is upon death or if their account value is reduced to zero through a combination of a series of withdrawals that do not exceed a specific percentage of the premiums paid per year and market declines. If the account value is reduced to zero, the contractholder will receive a period certain annuity equal to the remaining GRIB. As the amount of the excess of the GRIB over the account value can fluctuate with equity market returns on a daily basis the ultimate amount to be paid by the Company, if any, is uncertain and could be significantly more or less than the net amount of risk (as disclosed in Note 11).

2. Summary of Significant Accounting Policies

Basis of Presentation

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

The Company considers all cash in the bank and investments purchased with an original maturity of 3 months or less to be cash equivalents.

Reinsurance

In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of annuities and to individual death claims. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. As such, these amounts paid, or deemed to have been paid, are recorded on the Company’s balance sheet as reinsurance recoverables and ceded future policy benefits. Written premiums, earned premiums, separate account fees and charges, interest credited to policyholders and claims incurred and other policyholder benefits all reflect the net effects of ceded reinsurance transactions. Reinsurance accounting is followed for assumed and ceded reinsurance agreements when the risk transfer provisions of Statement of Financial Accounting Standard (“SFAS”) 113, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts, have been met.

Recognition of Insurance Policy Income and Related Benefits and Expenses on Insurance Contracts

For investment and universal life contracts, the amounts collected from policyholders are considered deposits and are not included in revenue.

Revenue for annuities, variable life insurance and interest-sensitive life insurance products consists of investment income and realized capital gains, policy charges such as mortality, expense and surrender charges, and expense loads for premium taxes on certain contracts. Expenses consist of benefits in excess of account balances, interest credited to contracts, policy maintenance costs, and amortization of deferred policy acquisition costs.

Deposit Asset and Liability—Coinsurance business

The liabilities and assets of the investment contracts included in the Reinsured Policies are reported in these line items. These contracts are not considered to transfer insurance risk under GAAP and are accordingly accounted for on a deposit method of accounting. The accrued account balance for investment contracts is computed as deposits net of withdrawals made by the contractholder, plus amounts credited based on contract

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2005 and 2004

specifications, less contract fees and charged assessed, plus any additional interest. In addition, policy charges such as expense and surrender charges, expense loads for premium taxes and expenses consisting of interest credited on these ceded investment contracts are included net in other income in the statements of operations.

Deferred Policy Acquisition Costs

The costs of acquiring new business, principally commission expense and certain policy issuance and underwriting expenses, have been deferred to the extent they are recoverable from estimated future gross profits (“EGPs”) on the related contracts and policies. The deferred policy acquisition costs (“DAC”) for annuities and separate account business are amortized over the estimated contract life in relation to the present value of EGPs, arising principally from projected investment margins, mortality and expense margins and surrender charges.

Actual gross profits can vary from management’s estimates, resulting in increases or decreases in the rate of amortization. The Company regularly evaluates its EGPs to determine if actual experience or other evidence suggests that earlier estimates should be revised. In the event that the Company were to revise its EGPs, the cumulative DAC amortization would be adjusted to reflect such revised EGPs in the period the revision was determined to be necessary. Several assumptions considered to be significant in the development of EGPs include separate account fund performance, surrender and lapse rates, estimated interest spread and estimated mortality. The separate account fund performance assumption is critical to the development of the EGPs related to the Company’s variable annuity business.

Additionally, the Company continues to perform analyses with respect to the potential impact of a revision to future EGPs. If such a revision to EGPs were deemed necessary, the Company would adjust, as appropriate, the assumptions and reproject its future EGPs based on current account values at the end of the quarter in which a revision is deemed to be necessary. The overall recoverability of the DAC asset is dependent on the future profitability of the business. The Company monitors the recoverability of the DAC asset by comparing the amounts deferred to the present value of total EGPs. In addition, the Company routinely monitors its DAC asset for recoverability against severe declines in its separate account assets, which could occur if the equity markets experienced significant sell-off, as the majority of policyholders’ funds in the separate accounts are invested in the equity market.

Future Policy Benefits

Liabilities for future policy benefits related to annuities and interest-sensitive life contracts reflect net premiums received plus interest credited during the contract accumulation period and the present value of future payments for contracts that have annuitized. A liability in excess of account values has also been established for GMDB and GRIB benefits in excess of account values.

Current interest rates credited during the contract accumulation period range from 2.15% to 7.00%. Future minimum guaranteed interest rates vary from 2.0% to 4.5%. For contracts that have annuitized, interest rates used in determining the present value of future payments range principally from 2.5% to 12.0%.

Liabilities for traditional life policy benefits have been computed principally by a net level premium method. Anticipated rates of mortality are based on the 1975-1980 Select and Ultimate Table modified by Company experience, including withdrawals. Assumed investment yields are by policy duration and range from 4.2% to 4.6% over 20 years.

Unpaid claims and claim adjustment expenses includes estimates of claims that the Company believes have been incurred, but have not yet been reported (“IBNR”) and that are not included in liabilities for future benefits. These IBNR estimates, which are based on the Company’s historical experience, are adjusted to reflect actual claims experience as necessary. When actual experience differs from the previous estimate, the resulting difference will be included in the Company’s reported results for the period of the change in estimate in the

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2005 and 2004

claims incurred and other policyholder benefits line item in the Company’s statements of operations. On an ongoing basis, trends in actual experience are a significant factor in the determination of claim reserve levels.

Guaranty Fund Assessments

The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during the years 2005 and prior. The Company’s financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of estimated future premium tax recoveries) that the Company believes it will be assessed in the future for which the life insurance industry has estimated the cost to cover losses to policyholders.

Capitalized Software

The Company capitalizes software purchased from third parties or internally generated if the related software product under development has reached technological feasibility. These costs are included in other assets and receivables. Costs incurred prior to the establishment of technical feasibility are expensed as incurred. As of December 31, 2005 and 2004, unamortized software costs were approximately $1,604,000 and $1,293,000, respectively. The Company amortizes software costs over a 3 to 5 year period and amortized approximately $424,000 and $89,000 for the years ended December 31, 2005 and 2004, respectively.

Investments

The Company has classified all investments in fixed maturities and equity securities as available-for-sale. Accordingly, these securities are carried at fair value and the unrealized gains and losses, net of deferred income taxes and other adjustments, when applicable, are included as a separate component of other comprehensive income in stockholder’s equity. As of December 31, 2005 and 2004, there were no securities designated as held to maturity or trading. All security transactions are recorded on a trade date basis, except for private placement securities which are recorded on their funding date.

Discounts and premiums on fixed maturity investments are amortized, using the interest method, over the term of the security, or in the case of mortgage-backed and asset-backed securities, over the estimated life of the security. Such amortization is included in net investment income. Amortization of the discount or premium from mortgage-backed and asset-backed securities is recognized using a level effective yield method, which considers the estimated timing and amount of prepayments of the underlying loans and is adjusted to reflect differences which arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. To the extent that the estimated lives of such securities change as a result of changes in prepayment rates, the adjustment is also included in net investment income. The Company does not accrue interest income on fixed maturity securities deemed to be impaired on an other-than-temporary basis.

Changes in interest rates have a direct, inverse impact on the fair value of fixed income investments. It is reasonably possible that changes in interest rates will occur in the near term and could, as a result of such changes, have a material impact on the carrying value of available for sale fixed maturity securities, with an offsetting effect on stockholder’s equity, net of the effects of amortization of deferred acquisition costs and deferred income taxes, when applicable. If a decline in the fair value of an individual fixed income investment is considered to be other than temporary, the difference between amortized book value and fair value is recorded as a realized investment loss. Fair value is based on market quotations, or independent pricing services that use prices provided by market makers or estimates of fair values obtained from yield data relating to instruments or securities with similar characteristics, or fair value as determined in good faith by the Company’s portfolio managers. Realized gains and losses on sales of investments, recognized in the statements of income, are determined based on the net book value of individual investments.

If a decline in the fair value of an individual equity investment is considered to be other than temporary, the difference between original cost and fair value is recorded as a realized investment loss. Fair value is based

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2005 and 2004

on quoted market prices. Realized gains and losses on sales of investments, recognized in the statements of operations, are determined based on the cost of the individual securities.

The Company regularly reviews its investment portfolio to determine whether declines in the value of investments are other than temporary as defined by the Financial Accounting Standards Board (“FASB”) in the Statement of Financial Accounting Standards No. 115, Accounting for Certain Investments in Debt and Equity Securities (“SFAS 115”). The Company’s review for declines in value includes analyzing historical and forecasted financial information as well as reviewing the market performance of similar types of investments.

The fair values of investments have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret market data to develop the estimates of fair value. Accordingly, these estimates may not be indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts.

Policy loans are carried at their unpaid balance. When a loan balance is present on a policy, annual interest is charged on the policy anniversary. If a payment is not made, the interest amount is added to the loan balance. Interest may be charged in advance or arrears depending on the plan and interest rates also vary by plan. An overloan situation may occur if the value of the policy is less than the amount of the loan. Overloans usually occur when a premium is not paid and the automatic premium loan provision is applied or when the annual loan interest is charged and not paid and the maximum available cash value has been used. In the case of an overloan situation, the policy owner is notified of the requirements to continue coverage prior to policy termination. Policies that terminate because of an overloan may be considered for reinstatement. Normal reinstatement guidelines are followed and the amount of money requested for reinstatement includes the loan interest.

Partnership and joint venture interests primarily consist of limited partnership and low income housing tax credit property investments. Partnership and joint venture interests where the Company does not have control or majority interest are accounted for under the equity method. The Company’s interests in low income tax credit property investments are accounted for using the effective yield method. Under the effective yield method, the tax credit allocated, net of the amortization of the investment in the limited partnership, is recognized in the statement of operations as a component of income taxes attributable to continuing operations.

Accounting for Derivatives

The FASB’s Derivative Implementation Group issued SFAS No. 133 Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments that Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor of Those Instruments (“DIG B36”) in April 2003. DIG B36 addresses specific circumstances under which bifurcation of an instrument into a host contract and an embedded derivative is required. DIG B36 requires the bifurcation of a derivative from the receivable or payable related to a modified coinsurance agreement, where the yield on the receivable and payable is based on a return of a specified block of assets rather than the creditworthiness of the ceding company. The Company has determined that certain of its modified coinsurance agreements contain an embedded derivative. This embedded derivative is accounted for on a fair value basis and is reported together with the host contract in the modified coinsurance deposit receivable line item on the balance sheet. The change in the fair value of the derivative is reported as a component of modified coinsurance income-related party in the statement of operations.

Separate Account Business

The Company maintains separate account assets and liabilities, which are reported at fair value. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2005 and 2004

contractholder assumes the investment risk, and guaranteed separate accounts, wherein the Company contractually guarantees either a minimum return or account value to the contractholder. Non-guaranteed separate account assets are segregated from other investments and investment income and gains and losses accrue directly to the contractholder. Mortality, policy administration, and surrender charges to all accounts are included in the revenues of the Company. Changes in liabilities for minimum guarantees are included in the claims incurred and other policyholder benefit line item in the statements of operations. There were no gains or losses on transfers of assets from the general account to the separate account for the years ended December 31, 2005 and 2004.

Federal Income Taxes

The Company files a consolidated federal income tax return with ZHCA and its subsidiaries. Deferred taxes are provided on the temporary differences between the tax and financial statement basis of assets and liabilities.

The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe or receive. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differs from its estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the financial statements.

A written agreement provides the method of allocating tax between the Company and ZHCA. In general, allocation is based upon a separate return calculation with an immediate benefit for a taxable loss. Intercompany tax balances are settled within 30 days after: the filing of the consolidated federal income tax return, the payment of an estimated payment, an additional assessment of the consolidated tax liability, a refund of the consolidated tax liability or any other reduction to the Company’s apportioned tax liability in accordance with the tax sharing agreement.

Business Risks

The Company operates in a business environment that is subject to various risks and uncertainties, including but not limited to, mortality risk, interest rate risk and legal and regulatory changes. The Company is subject to various state and federal regulatory authorities. The potential exists for changes in regulatory initiatives that can result in additional, unanticipated expense to the Company. Existing federal laws and regulations affect the taxation of life insurance products and insurance companies. There can be no assurance as to what, if any, future legislation might be enacted, or if enacted, whether such legislation would include provisions with possible negative effects on the Company’s life and annuity products.

New Accounting Pronouncements

In July 2003, the Accounting Standards Executive Committee issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (“SOP 03-1”). SOP 03-1 addresses financial accounting and reporting of certain product features insufficiently addressed by SFAS No. 97, Accounting by Insurance Cos. for Certain Long-Duration Contracts & Realized Gains & Losses on Investment Sales. SOP 03-1 provides guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and for separate accounts. The SOP is effective for financial statements for fiscal years beginning after December 15, 2003, with earlier adoption encouraged. The SOP may not be applied retroactively to prior year’s financial statements, and initial application should be as of the beginning of an entity’s fiscal year.

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2005 and 2004

The Company adopted SOP 03-1 effective January 1, 2004. The SOP addresses a wide variety of topics, some of which have a significant impact on the Company. The major provisions of the SOP required the Company to:

•	Recognize expenses for a variety of contracts and contract features, including guaranteed minimum death benefits (“GMDB”) and guaranteed retirement income benefits (“GRIB”), certain death benefits on universal-life type contracts and annuitization options, on an accrual basis versus the previous method of recognition upon payment;

•	Report and measure assets and liabilities of certain separate account products as general account assets and liabilities when specified criteria are not met;

•	Report and measure the Company’s interest in its separate accounts as general account assets based on our proportionate beneficial interest in the separate account’s underlying assets.

On January 1, 2004, the Company recorded an approximately $157,923,000 adjustment to earnings. The cumulative adjustments to earnings and other comprehensive income were recorded net of amortization of deferred acquisition costs and income taxes. At January 1, 2004, the date of initial application, the cumulative effect of the adoption of the SOP was comprised of the following individual impacts:

Cumulative Effect of Adoption

	Net Loss	Other Comprehensive Net Loss
(in thousands of dollars)
Establishing GMDB and GRIB reserves for annuity contracts	$(6,431)
Amortization of deferred policy acquisition costs (DAC)	(236,527)

Total cumulative effect of adoption before tax	(242,958)
Related income tax benefit	(85,035)

Total cumulative effect of adoption, net of tax	$(157,923)	$(157,923)

Unrealized gains of certain separate account assets reclassified to general accounts, net of tax		1,246

Total other comprehensive net loss		$(156,677)

On January 1, 2004, market value reserves of approximately $64,100,000 included in separate account liabilities were revalued at their current account value and reclassified to the general account. The related separate account assets were also reclassified to the general account. Fixed maturity securities reclassified to the general account are considered available-for-sale securities, and will continue to be recorded at fair value. Subsequent changes in fair value are recorded in other comprehensive income rather than net income. Net investment income was also increased by the amount earned on these investments reclassified to the general account.

In November 2005, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position (“FSP”) FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (“FSP FAS 115-1 and FAS 124-1”). FSP FAS 115-1 and FAS 124-1 address the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary and the measurement of loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. FSP FAS 115-1 and FAS 124-1 are effective for reporting periods beginning after December 15, 2005. The adoption of FSP 115-1 and FAS 124-1 is not expected to have a material impact on the Company’s financial statements.

In September 2005, the Accounting Standards Executive Committee (“AcSEC”) issued Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2005 and 2004

Modifications or Exchanges of Insurance Contracts (“SOP 05-1”). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred policy acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standard (“SFAS”) No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. The adoption of SOP 05-1 is not expected to have a material impact on the Company’s financial statements.

In May 2005, the FASB issued SFAS 154, Accounting Changes and Error Corrections (“SFAS 154”). SFAS 154 replaces Accounting Principles Board Opinion No. 20, Accounting Changes and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. It also changes the requirements for the accounting for and reporting of a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 is not expected to have a material impact on the Company’s financial statements.

In December 2005 the FASB issued FSP Accounting and Audit Guide INV-1 and SOP 94-4-1, Reporting of Fully Benefit-Responsive Investment Contracts Held by Certain Investment Companies Subject to the AICPA Investment Company Guide and Defined-Contribution Health and Welfare and Pension Plans (“FSP AAG INV-1 and SOP 94-4-1”). FSP AAG INV-1 and SOP 94-4-1 describes the limited circumstances in which the net assets of an investment company shall reflect the contract value of certain investments that it holds and provides a definition of a fully benefit-responsive investment contract. FSP AAG INV-1 and SOP 94-4-1 also provides guidance with respect to the financial statement presentation and disclosure of fully benefit-responsive investment contracts. The financial statement presentation and disclosure guidance is effective for financial statements for annual periods ending after December 15, 2006. The Company is currently evaluating the impact of FSP AAG INV-1 and SOP 94-4-1 on its financial statements.

3. Restatement

Subsequent to the issuance of the Company’s 2004 financial statements, management discovered an error in the calculation of its deferred tax assets and liabilities. The error resulted in a reduction of the Company’s net deferred tax asset of approximately $9,040,000 as of January 1, 2004. The error related to the calculation of certain deferred tax assets and liabilities primarily consisting of items relating to the coinsurance agreement entered into pursuant to the Purchase Agreement with BOIH as described in Note 1. Accordingly, the Company has restated its balance sheet as of December 31, 2004 and related statement of stockholder’s equity as of January 1, 2004 as follows:

	December 31, 2004
	As Previously Reported	Adjustment	As Restated
(in thousands of dollars)
Balance Sheet
Assets
Deferred income taxes	$105,786	$(9,040)	$96,746
Stockholder’s equity
Retained earnings (deficit)	(338,890)	(9,040)	(347,930)
Total stockholder’s equity	511,186	(9,040)	502,146

	January 1, 2004
	As Previously Reported	Adjustment	As Restated
Statements of Stockholder’s Equity
Retained earnings (deficit)	$(193,556)	$(9,040)	$(202,596)
Total stockholder’s equity	638,294	(9,040)	629,254

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2005 and 2004

The error correction had no impact on the Company’s previously reported cash flows or results from operations for the year ended December 31, 2004.

4. Investments

Investment Income

The components of investment income, by type of investment, for the years ended December 31, 2005 and 2004 are as follows:

	2005	2004
(in thousands of dollars)
Bonds	$30,409	$25,770
Redeemable preferred stocks	178	201
Mortgage loans on real estate	—	1,818
Short-term investments	1,259	918
Policy loans	1,065	894
Partnership and joint venture interests	(199)	(525)
Other	74	1,045

Gross investment income	32,786	30,121
Less: Investment expenses	1,459	3,348

Net investment income	$31,327	$26,773

In April 2002, the Company’s investment management was transferred to Deutsche Asset Management (“DeAM”) through the sale of Zurich Scudder Investments (“ZSI”), a subsidiary of Zurich Financial Services. Prior to this date, the Company’s investment management was administered by ZSI. In 2005 and 2004, approximately $277,000 and $451,000, respectively, of the Company’s investment expenses were paid to DeAM.

In 2005 and 2004, the Company’s investment expenses included approximately $134,000 and $153,000, respectively, that was paid to Zurich Investment Services (“ZIS”).

In 2005 and 2004, the Company’s investment expenses included approximately $431,000 and $581,000, respectively, that was paid to Zurich Global Investment Advisors (“ZGIA”).

In 2005 and 2004, the Company’s investment expenses included approximately $69,000 and $164,000, respectively, that was paid to Zurich Kemper Stevens (“ZKS”).

Realized Gains and Losses

Realized investment gains (losses) on sales of investments during the years ended December 31, 2005 and 2004 are as follows:

	2005	2004
(in thousands of dollars)
Bonds	$(790)	$4,202
Redeemable preferred stocks	—	(31)
Partnership and joint venture interests	8,400	4,404

	$7,610	$8,575

The Company recognized approximately $8,400,000 and $2,404,000 in realized gains from prior litigation settlement related to a joint venture investment previously written off for the years ended December 31, 2005 and 2004, respectively.

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2005 and 2004

In August 2004, the Company recognized approximately $2,000,000 in realized gains from the release of contingency reserves attributed to the termination of the guaranty (see Note 8).

Impairment Losses

Impairment losses for the years ended December 31, 2005 and 2004 are as follows:

	2005	2004
(in thousands of dollars)
Bonds	$(38)	$(6,211)
Redeemable preferred stocks	—	(1,529)

	$(38)	$(7,740)

Unrealized Gains and Losses on Fixed Maturities

Amortized cost, gross unrealized gains, gross unrealized losses, and estimated fair value of fixed maturities as of December 31, 2005 and 2004 are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
(in thousands of dollars)
2005
Fixed maturities available-for-sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$33,938	$220	$(999)	$33,159
Obligations of states and political subdivisions	17,089	191	(27)	17,253
Debt securities issued by foreign governments	1,111	—	(6)	1,105
Corporate securities	385,046	5,206	(6,215)	384,037
Mortgage-backed securities	289,937	333	(5,769)	284,501

	727,121	5,950	(13,016)	720,055
Redeemable preferred stock	2,458	99	—	2,557

	$729,579	$6,049	$(13,016)	$722,612

2004
Fixed maturities available-for-sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$40,734	$525	$(658)	$40,601
Obligations of states and political subdivisions	24,529	919	—	25,448
Debt securities issued by foreign governments	1,127	22	—	1,149
Corporate securities	365,241	8,510	(1,111)	372,640
Mortgage-backed securities	245,277	1,500	(1,673)	245,104

	676,908	11,476	(3,442)	684,942
Redeemable preferred stock	2,458	218	—	2,676

	$679,366	$11,694	$(3,442)	$687,618

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2005 and 2004

Unrealized Gains and Losses on Equity Securities

Gross unrealized gains (losses) pertaining to nonredeemable preferred stocks and common stocks, stated at fair value as of December 31, 2005 and 2004 are as follows:

	Gains	Losses	Net
(in thousands of dollars)
2005
Equity securities available-for-sale
Common stocks
Industrial, miscellaneous and all other	$471	$—	$471

	$471	$—	471

Less: Deferred federal income taxes			165

			$306

2004
Equity securities available-for-sale
Common stocks
Industrial, miscellaneous and all other	$893	$—	$893

	$893	$—	893

Less: Deferred federal income taxes			312

			$581

Unrealized Losses on Fixed Maturities and Equity Securities

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. Due to the issuers continued satisfaction of the securities obligations in accordance with their contractual terms and the expectation that they will continue to do so, management’s intent and ability to hold these securities for a period of time sufficient to allow for a recovery of fair value, the Company believes that the prices of the securities in the sector identified in the tables below were temporarily depressed as of December 31, 2005 and 2004.

Fair value and gross unrealized losses of fixed maturities and equity securities as of December 31, 2005 and 2004 are as follows:

	Unrealized Losses Less Than 12 Months		Unrealized Losses 12 Months or More
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
(in thousands of dollars)
2005
Fixed maturities available-for-sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$4,036	$(55)	$22,847	$(944)
Obligations of states and political subdivisions	1,149	(16)	669	(11)
Debt securities issued by foreign government	1,105	(6)	—	—
Corporate securities	167,740	(3,098)	134,309	(3,117)
Mortgage-backed securities	123,765	(1,731)	136,669	(4,038)

Total fixed maturities	$297,795	$(4,906)	$294,494	$(8,110)

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2005 and 2004

	Unrealized Losses Less Than 12 Months		Unrealized Losses 12 Months or More
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
(in thousands of dollars)
2004
Fixed maturities available-for-sale
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$3,170	$(49)	$27,790	$(609)
Obligations of states and political subdivisions	834	—	—	—
Corporate securities	139,765	(1,062)	1,415	(49)
Mortgage-backed securities	162,146	(1,673)	—	—

Total fixed maturities	$305,915	$(2,784)	$29,205	$(658)

There were no equity securities in an unrealized loss position as of December 31, 2005 and 2004.

As of December 31, 2005, fixed maturities represented 100% of the Company’s total unrealized loss amount, which was comprised of 243 securities. The Company held no securities that were in an unrealized loss position in excess of approximately $853,000. As of December 31, 2005, there was no fixed maturity with a fair value less than 80% of the security’s amortized cost for 12 continuous months.

Fixed maturities in an unrealized loss position for less than 12 months were comprised of 137 securities, all of which, or approximately $4,906,000, were comprised of securities with fair value to amortized cost ratios at or greater than 95%. The majority of these securities are investment grade fixed maturities depressed due to changes in interest rates from the date of purchase.

Fixed maturities with an unrealized loss of approximately $8,110,000 for 12 months or more as of December 31, 2005, were comprised of 106 securities. The majority of the unrealized loss amount, approximately $7,155,000, relates to mortgage-backed and corporate securities. The decline in market value for these securities is primarily attributable to changes in interest rates. A variety of data is reviewed, including the aging and severity of unrealized losses, watch lists distributed by the asset managers, deviations in market prices between months, and results of tests indicating if any fixed maturity securities with unrealized losses have a credit rating below investment grade for 12 consecutive months. If a fixed maturity security is deemed other-than-temporarily impaired, then the security’s book value is written down to current market value with the Company recognizing an impairment loss in its current year statement of income. The remaining unrealized loss balance of approximately $955,000 is comprised of 3 securities, all of which were depressed to only a minor extent, with fair value to amortized cost ratios at or greater than 95%.

Accordingly, it is expected that the securities would not be settled at a price less than the amortized cost of the Company’s investment. Because the decline in market value is attributable to changes in interest rates and not credit quality and because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2005.

Maturities of Fixed Maturities

The amortized cost and estimated fair value of available-for-sale fixed maturity securities by contractual maturity at December 31, 2005 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed and asset-backed securities provide for periodic payments throughout their life.

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2005 and 2004

	Amortized Cost	Estimated Fair Value
(in thousands of dollars)
Fixed maturities available-for-sale
Due in 1 year or less	$40,746	$40,260
Due after 1 year through 5 years	216,793	212,900
Due after 5 years through 10 years	153,291	151,888
Due after 10 years	26,354	30,506

	437,184	435,554
Mortgage-backed securities	289,937	284,501
Redeemable preferred stock	2,458	2,557

	$729,579	$722,612

Proceeds from sales and maturities of available-for-sale fixed maturities and equity securities and gross realized gains (losses) on such sales and impairments during the years ended December 31, 2005 and 2004 are as follows:

	Proceeds	Gross Gains	Gross Losses
(in thousands of dollars)
2005	$97,550	$367	$(1,195)
2004	283,175	5,607	(9,176)

5. Disclosure About Fair Value of Financial Instruments

SFAS No. 107, Disclosures about Fair Value of Financial Instruments (“SFAS 107”), requires disclosures of fair value information about financial instruments and includes assets and liabilities recognized or not recognized in the balance sheets, for which it is practicable to estimate fair value. In instances where quoted market prices are not available, fair values are based upon estimates using discounted cash flow or other valuation techniques. Those techniques are significantly affected by the assumptions used, including discount rates and estimates of the amount and timing of future cash flows. SFAS 107 excludes certain insurance liabilities and other nonfinancial instruments from its disclosure requirements, such as the amount for the value associated with customer or agent relationships, the expected interest margin to be earned on future investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company’s business or financial condition based on the fair value information presented herein.

Cash and Cash Equivalents

The carrying amounts of these items are reasonable estimates of their fair value.

Fixed Maturities, Redeemable and Nonredeemable Preferred Stock, and Common Stock

Fair values were determined by using market quotations, or independent pricing services that use prices provided by market makers or estimates of fair values obtained from yield data relating to instruments or securities with similar characteristics, or fair value as determined in good faith by the Company’s portfolio managers.

Policy Loans

The carrying amounts of these items are a reasonable estimate of their fair market values because interest rates are generally based on current market rates.

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2005 and 2004

Partnership and Joint Venture Interests

The fair value of these investments is based on the Company’s equity ownership of the underlying partnership or joint venture interest. For certain interests, the fair value is based on an effective yield calculation of the future tax credits. The carrying amounts reported for these items are reasonable estimates of their fair value.

Separate Accounts

The fair value of assets held in separate accounts is based upon unit prices of the underlying funds. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender changes.

The estimated fair values and carrying values of the Company’s financial instruments as of December 31, 2005 and 2004 are as follows:

	2005		2004
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
(in thousands of dollars)
Assets
Cash and cash equivalents	$117,678	$117,678	$36,622	$36,622
Fixed maturities available-for-sale	720,055	720,055	684,942	684,942
Redeemable preferred stock available-for-sale	2,557	2,557	2,676	2,676
Common stock available-for-sale	2,143	2,143	2,565	2,565
Policy loans	21,753	21,753	18,540	18,540
Partnership and joint venture interests	1,568	1,568	1,990	1,990
Separate account assets	16,297,661	16,297,661	15,916,551	15,916,551

Liabilities
Other policyholder benefits and funds payable	101,115	101,115	124,452	124,452
Separate account liabilities	16,297,661	16,146,076	15,916,551	15,728,549

6. Security Lending Arrangement

The Company has entered into a security lending agreement with a lending agent. The agreement authorizes the agent to lend securities held in the Company’s portfolio to a list of authorized borrowers. Concurrent with delivery of the securities, the borrower provides the Company with cash collateral equal to at least 102% of the market value of the loaned securities.

The securities are marked-to-market on a daily basis, and the collateral is adjusted on the next business day. The collateral is invested in highly liquid, fixed income investments with a maturity of less than 1 year. Income earned from the security lending arrangement is shared 25% and 75% between the agent and the Company, respectively. Income earned by the Company was approximately $34,000 and $46,000, in 2005 and 2004, respectively. The Company’s securities on loan as of December 31, 2005 and 2004 primarily consisted of U.S. Treasury fixed income securities and had an estimated fair value of approximately $47,564,000 and $36,005,000, respectively. The collateral as of December 31, 2005 and 2004 had an estimated fair value of approximately $48,683,000 and $36,670,000, respectively.

7. Federal Income Taxes

The Company files a consolidated federal income tax return with ZHCA and its subsidiaries.

A written agreement provides the method of allocating tax between the Company and ZHCA. In general, allocation is based upon a separate return calculation with an immediate benefit for a taxable loss. Inter-company tax balances are settled within 30 days after: the filing of the consolidated federal income tax return,

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2005 and 2004

the payment of an estimated payment, an additional assessment of the consolidated tax liability, a refund of the consolidated tax liability or any other reduction to the Company’s apportioned tax liability in accordance with the tax sharing agreement. The Company’s current income tax receivable from ZHCA was approximately $9,144,000 and $35,231,000 as of December 31, 2005 and 2004, respectively.

The components of the provision for income taxes for the years ended December 31, 2005 and 2004 are as follows:

	2005	2004
(in thousands of dollars)
Current	$(15,905)	$(39,052)
Deferred	13,256	38,586

Total	$(2,649)	$(466)

A reconciliation of the amounts computed by applying the statutory U.S. federal income tax rate of 35% in 2005 and 2004 to income before income taxes and the actual provision for the years ended December 31, 2005 and 2004 are as follows:

	2005	2004
(in thousands of dollars)
Computed expected tax expense	$6,603	$4,243
Difference between expected and actual tax expense:
State taxes	—	(107)
Dividend received deduction	(9,557)	(4,456)
Foreign tax credit	295	(189)
Other, net	10	43

Total actual tax expense	$(2,649)	$(466)

The temporary differences that give rise to significant portions of deferred tax assets and liabilities at December 31, 2005 and 2004 relate to the following:

	2005	2004
(in thousands of dollars)		(Restated Note 3)
Deferred policy acquisition costs (“DAC Tax”)	$76,104	$91,045
Unrealized losses on investments	2,274	—
Unearned revenue	35,390	43,558
Tax loss carryforward	12,635	—
Other investment-related	2,520	6,528
Other	5,740	6,522

Subtotal deferred tax assets	134,663	147,653

Deferred policy acquisition costs	5,727	8,335
Life policy reserve	17,900	13,886
UAL Lease	—	10,015
Depreciation and amortization	316	44
Other investment-related	239	318
Unrealized gains on investments	—	3,200
Modified coinsurance	8,879	15,000
Other	3	109

Subtotal deferred tax liabilities	33,064	50,907

Net deferred tax liabilities	$101,599	$96,746

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2005 and 2004

The net deferred tax assets relate primarily to unearned revenue and DAC Tax associated with a non-registered individual and group variable business-owned life insurance contract. The Company has not recorded a deferred tax liability associated with its policyholders surplus account, which is a tax memo account.

Tax balances, including any valuation allowance balance, are determined under a tax allocation agreement. As of December 31, 2005 and 2004, no amount of valuation allowance was allocated to the Company from ZHCA. The realizability of the deferred income tax assets is dependent upon available evidence including, historical and projected operating results, estimated reversals of temporary differences, and available tax planning strategies. This assessment is made on a consolidated tax return group basis. Estimates as to the realizability of deferred income tax assets are subject to change.

As of December 31, 2005, the Company had approximately $36,100,000 of operating loss carryforwards, which will expire in 2018.

8. Commitments and Contingencies

The Company is subject to lawsuits arising from the normal course of its business activities. These actions are in various stages of discovery and development, and some seek punitive as well as compensatory damages. In the opinion of management, the Company has not engaged in any conduct that should warrant the award of any material punitive or compensatory damages. Acting on the advice of counsel, the Company intends to defend vigorously its position in each case, and management believes that, while it is not possible to predict the outcome of such matters with absolute certainty, ultimate disposition of these proceedings should not have a material adverse effect on the Company’s financial position, results of operations or cash flows.

In 1994, the Company entered into a commitment to provide a financial guaranty in the form of an extended standby credit enhancement to a third party letter of credit supporting the purchase of bonds issued to finance the development of a certain retirement property in Texas. The guaranty had off-balance sheet credit risk because GAAP requires only the accruals for probable losses to be recognized until the guaranty expires. On September 30, 2004, the Company satisfied its obligation to provide a financial guaranty in the form of an extended standby credit enhancement by funding $25,100,000 to the issuer of the letter of credit. This standby credit enhancement had an original expiration date of March 22, 2004. On March 15, 2004, the agreement was extended to September 30, 2004 in exchange for a nominal fee. In October 2004, the third party fulfilled its obligation to the Company by relinquishing its rights to the collateral pool assets, valued at approximately $18,000,000, and paying the Company $7,100,000 in cash. In conjunction with the transaction, the United States Treasury bond valued at $28,400,000 previously deposited with the issuer of the letter of credit was released.

In 1997, the Company entered into an agreement with a third party to guaranty certain indemnity obligations of an investment property, including environmental claims over a period of 20 years and income tax liability claims over a period of 7 years. The maximum liability exposure under this guaranty would not exceed $4,000,000. The Company is fully insured for losses and liabilities related to the potential environmental claims for a period of 10 years. Additionally, KFC Portfolio Corp, an affiliated company, has agreed to guaranty and indemnify the Company from all liabilities and costs incurred related to this transaction.

While the Company currently has not experienced any claims, including environmental claims or threatened environmental claims related to this transaction, it is reasonably possible that the results of ongoing or future environmental studies or other factors could alter this expectation and may require recording of a liability and cause the Company future cash outlays. The extent or amount of such events, if any, cannot be estimated at this time. Accordingly, management expects this to have no impact on the results of operations, financial position or liquidity for the years ended December 31, 2005 and 2004.

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2005 and 2004

The Company entered into a contingent capital facility agreement (the “Agreement”) with Zurich Insurance Company effective January 1, 2006. Under the Agreement, the Company shall have the right to require ZIC to purchase 1 or more surplus notes in an aggregate principal amount not to exceed $300,000,000. This right is only exercisable by the Company upon the Company’s failure to maintain a risk-based capital (“RBC”) of total adjusted capital to company action level ratio (as defined in the RBC Model Act or in the rules and procedures prescribed by the National Association of Insurance Commissioners (the “NAIC”)) of at least 300%. Issuance and repayment of the surplus notes are subject to the approval of the Division of Insurance of the Illinois Department of Financial and Professional Regulation (“DOI”).

9. Regulatory Matters

The Company is required to file financial statements with the DOI. These financial statements are prepared in accordance with accounting practices prescribed or permitted by the DOI. “Prescribed” statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. “Permitted” statutory accounting practices encompass all accounting practices that are not prescribed. Such practices may differ from state to state, may differ from company to company within a state and may change in the future. These statutory accounting practices differ from accounting principles generally accepted in the United States of America, which have been used to prepare the accompanying financial statements. The State of Illinois requires insurance companies domiciled in the State of Illinois to prepare statutory basis financial statements in accordance with the NAIC, Accounting Practices and Procedures.

Statutory stockholder’s equity was approximately $410,778,000 and $384,464,000 as of December 31, 2005 and 2004, respectively, and statutory net income was approximately $39,917,000 and $34,066,000 for the years ended December 31, 2005 and 2004, respectively.

Statutory unassigned surplus (deficit) of approximately $(18,567,000) and $(44,881,000) as of December 31, 2005 and 2004, respectively.

In anticipation of the Zurich acquisition in 1996, the Company sold, primarily through a bulk sale, approximately $284,000,000 in real estate-related investments during 1995 as part of a strategic effort to reduce overall exposure to real estate. As a result of these sales, the Company incurred realized capital losses that were required to be transferred to the interest maintenance reserve (“IMR”). However, as a result of the transfer of these realized capital losses, the IMR became negative. In connection with the sale of the real estate-related investments and the acquisition of the Company’s parent, the DOI permitted the Company to reset the IMR to zero as of December 31, 1995. This treatment permits the Company to proceed as if it had been legally reorganized through a procedure known as “quasi-reorganization”.

This procedure allows the Company a “fresh start” by resetting the negative unassigned surplus to zero and reducing gross paid-in and contributed surplus by the same amount. Although this treatment does not change the Company’s total amount of reported capital and surplus as of December 31, 2005 and 2004, it did favorably impact the 2005 and 2004 net gain from operations and net income. If the Company had not been permitted to reset the IMR to zero as of December 31, 1995, the Company’s statutory net gain from operations would have decreased by approximately $1,300,000 and $2,000,000 for the years ended December 31, 2005 and 2004, respectively. Capital and surplus for both years would have increased by like amounts through a credit to the change in nonadmitted assets and related items. If the Company had not been able to reset the negative unassigned surplus to zero, paid-in surplus and unassigned surplus (deficit) would have been approximately $482,254,000 and ($53,731,000), respectively, as of December 31, 2005, and approximately $482,254,000 and ($78,734,000), respectively, as of December 31, 2004.

The NAIC requires life insurance companies to calculate a RBC ratio. This RBC is used for the regulation of life insurance companies and is used as a solvency benchmark by state insurance regulators. The formulas for determining the RBC specify various weighting factors that are applied to financial balances or various

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2005 and 2004

levels of activity based on degree of risk. The RBC ratio is determined by a ratio of the enterprise’s regulatory total adjusted capital to its authorized control level RBC, as defined by the NAIC. If the RBC ratio is below specific trigger points, the Company may be required to take corrective action. The Company’s ratios exceed regulatory requirements at December 31, 2005 and 2004. These ratios are not a required part of the financial statements, and therefore, were not subjected to the auditing procedures applied in the audit of the financial statements.

In December 2005, the NAIC adopted the C3 Phase II Regulation (the “Regulation”). The impact of the Regulation on the RBC ratios of the Company as of December 31, 2005 was not considered significant due to the 5-year phase in rules of the Regulation. However, the Company anticipates capital requirements will rise significantly over the next several years as the phase in occurs. The Company is currently working on solutions to mitigate the impact of these future capital requirements and expects to have a solution in place by the end of 2006.

The amount of dividends that can be paid by the Company to its stockholder without prior approval of the DOI is limited to the greater of (i) 10% of its statutory unassigned surplus or (ii) statutory net income from the preceding calendar year. A dividend paid that does not meet the above specifications is defined as an “extraordinary dividend” and requires advance approval from the DOI. The maximum dividend payment is $39,917,000 in 2006. However, in connection with the Purchase Agreement, the Company is restricted from paying dividends or making any other distributions of capital or surplus for a period of 4 years from the Closing Date. No dividends were paid in 2005 or 2004.

The Company is required to deposit securities with state regulatory authorities. The fair value of these deposited securities was approximately $3,439,000 and $3,459,000 as of December 31, 2005 and 2004, respectively.

10. Reinsurance

The Company has ceded business under yearly renewable term contracts and coinsurance contracts. Assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

Reinsurance ceded contracts do not relieve the Company from its obligation to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of the reinsurers to honor their obligations could result in losses to the Company; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company utilizes several reinsurers to minimize concentration of credit risk, and evaluates the financial condition of its reinsurers and concentration of credit risk arising from similar characteristics of its reinsurers.

Amounts included in the statements of operations with respect to reinsurance ceded for the years ended December 31, 2005 and 2004 are as follows:

	Direct	Reinsurance Ceded	Net
(in thousands of dollars)
2005
Premiums	$983	$(983)	$—
Separate account fees and charges	317,199	(247,606)	69,593
Interest credited to policyholders	141,412	(72,952)	68,460
Claims incurred and other policyholder benefits	228,076	(182,956)	45,120

2004
Premiums	$6,948	$(6,948)	$—
Separate account fees and charges	376,723	(309,967)	66,756
Interest credited to policyholders	153,734	(145,633)	8,101
Claims incurred and other policyholder benefits	281,565	(246,221)	35,344

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2005 and 2004

FKLA. The reinsurance reserve credit from FKLA relating to these coinsurance transactions totaled approximately $1,712,301,626 and $1,724,512,000 at December 31, 2005 and 2004, respectively. In addition, the Company had liabilities on deposit for investment contracts at December 31, 2005 and 2004 that relate to the Coinsurance Agreement of $1,571,767,000 and $1,693,473,000, respectively.

FLA. At December 31, 2005 and 2004, the reinsurance reserve credit from FLA relating to these coinsurance transactions totaled approximately $184,131,000 and $195,931,000, respectively. The reinsurance recoverables were $188,314,000 and $198,827,000 as of December 31, 2005 and 2004, respectively.

TRANSAMERICA RE. The net amount at risk of the GMDB and GRIB on certain variable annuity contracts issued between March 1, 1997 and April 30, 2000 were ceded to outside reinsurers. As of December 31, 2005 and 2004, the reinsurance recoverable related to reinsuring the net amount at risk on these contracts with Transamerica Re amounted to $73,889,000 and $59,137,000, respectively.

ZICBB. The Company cedes, on a yearly renewable term basis, approximately 100% of the net amount at risk (death benefit payable to the insured less the insured’s separate account cash surrender value) related to BOLI. As consideration for this reinsurance coverage, the Company cedes separate account fees (cost of insurance charges) to ZICBB and, under the original agreement, retained a portion of such funds in a funds withheld account (“FWA”) which was included as a component of benefits and funds payable.

During the first quarter of 2002, the Company amended the BOLI reinsurance agreement with ZICBB. Under the amended agreement, the balance in the FWA was transferred to a trust account that acts as security for the reinsurance agreement. On January 25, 2002, approximately $222,500,000 in cash was transferred to the trust account. The trust account is not reflected in the Company’s financial statements but is included in ZICBB’s financial statements. As of December 31, 2005 and December 31, 2004, reinsurance recoverables totaling approximately $208,120,000 and $203,575,000, respectively, were secured by the trust agreement, which was supported by cash and invested assets with a fair value of approximately $214,096,000 and $227,975,000 as of December 31, 2005 and 2004, respectively.

The following table contains amounts related to the BOLI funds withheld reinsurance agreement with ZICBB:

ZICBB BOLI

	Year Ended December 31,
	2005	2004
(in thousands of dollars)
Face amount in force	$75,484,138	$83,135,852

Net amount at risk ceded	$(65,825,275)	$(72,142,927)

Cost of insurance charges ceded	$173,920	$236,500

At December 31, 2005 and 2004, the trust supports active life reserve credits of approximately $16,459,000 and $17,379,000, respectively, on the reinsurance ceded.

Effective December 31, 2001, the Company entered into a quota-share reinsurance agreement with ZICBB. Under the terms of this agreement, the Company ceded 100% of the net amount at risk of the GMDB and GRIB portions of a small number of specific variable annuity contracts. As consideration for this reinsurance coverage, the Company ceded 100% of all charges to policyholders and all revenue sharing income received from fund managers related to such reinsured policies. The account values related to these

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2005 and 2004

policies were held in the Company’s separate account during the accumulation period of the contracts. The reserve credits under this treaty were secured by a trust agreement that requires the fair market value of assets therein to at least equal 102 % of such reserve credits.

11. Minimum Guarantees

As described in Note 1, the Company’s DESTINATIONS product offers a GMDB and GRIB option. For the GMDB, the net amount at risk is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. For the GRIB option, the net amount at risk is defined as the current guaranteed GRIB annuitization benefit, as determined in accordance with the terms of the contract, in excess of the current account balance at the balance sheet date.

	2005	2004
(in thousands of dollars)
Contracts with GMDB
Account value (including amounts in general account)	$4,205,422	$4,073,995
Account value in Separate Accounts	$4,036,775	$3,902,541
Net amount at risk	$722,635	$734,623
Average attained age of contract holders	62	62
Contracts with GRIB
Account value (including amounts in general account)	$3,984,423	$3,838,931
Account value in Separate Accounts	$3,825,046	$3,677,312
Net amount at risk	$668,859	$677,952
Average attained age of contract holders	62	62
Range of guaranteed minimum return rates	2.5% or 3.5%	2.5% or 3.5%

Additional liabilities and incurred benefits related to the GMDB and GRIB minimum guarantees were as follows:

	Guaranteed Minimum Death Benefit	Guaranteed Retirement Income Benefit	Totals
(in thousands of dollars)
Balances at December 31, 2003	$9,260	$87,715	$96,975
Less reinsurance recoverable	(6,230)	(37,696)	(43,926)

Net balance at December 31, 2003	3,030	50,019	53,049

Incurred guarantee benefits	10,402	23,729	34,131
Paid guarantee benefits	(9,260)	—	(9,260)

Net change in guaranteed benefits	1,142	23,729	24,871

Net balance at December 31, 2004	4,172	73,748	77,920
Plus reinsurance recoverables	7,143	50,496	57,639

Balances at December 31, 2004	$11,315	$124,244	$135,559

Weighted-average attained age of annuitant	62	62

Balances at December 31, 2004	$11,315	$124,244	$135,559
Less reinsurance recoverable	(7,143)	(50,496)	(57,639)

Net balance at December 31, 2004	4,172	73,748	77,920

Incurred guarantee benefits	8,306	27,146	35,452
Paid guarantee benefits	(5,989)	—	(5,989)

Net change in guaranteed benefits	2,317	27,146	29,463

Net balance at December 31, 2005	6,489	100,894	107,383
Plus reinsurance recoverables	7,960	64,429	72,389

Balances at December 31, 2005	$14,449	$165,323	$179,772

Weighted-average attained age of annuitant	62	62

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2005 and 2004

Account balances of contracts with guarantees were invested in equity securities in the variable separate accounts.

The GMDB liability is determined each period by estimating the expected value of death benefits in excess of the projected account balance and recognizing the average of 1,000 stochastic scenarios. The Company regularly evaluates experience, and adjusts assumptions if experience indicates changes are necessary.

The GRIB liability is determined each period by estimating the expected value of the GRIB annuitization benefits in excess of the projected account balance at the date of annuitization over the average of 1,000 stochastic scenarios. The Company regularly evaluates experience, and adjusts assumptions if experience indicates changes are necessary. All policyholder lapse, mortality and expense assumptions used for calculating the GRIB liability as of December 31, 2005 and 2004, are consistent with those used for calculating the GMDB liability because the GRIB rider is simply a rider on policies that contain GMDB.

The following assumptions and methodology were used to determine the GMDB liability as of December 31, 2005 and 2004, respectively:

•	Data used was 1,000 stochastically generated investment performance scenarios.

•	Annual investment performance assumptions varied from -85% to +200%.

•	Volatility assumptions varied from 0% to 40%.

•	Anticipated rates of mortality are based on the A2000 Basic Table, modified by Company experience.

•	Lapse rates vary by contract type and duration and range from 0% to 15%.

•	Discount rate of 9%.

12. Retirement Plans, Deferred Compensation, Post-employment Benefits and Compensated Absences and Other Postretirement Benefit Plans.

In 2004, the Company began participating in a qualified, non-contributory defined benefit pension plan sponsored by an affiliated entity, Farmers Group, Inc. (“FGI”). Substantially all employees who have reached age 21 and rendered 1 year of service participate in the plan. The benefits are based on years of service and the employee’s compensation during the last 5 years of employment. FGI’s funding policy is to make sufficient contributions to the pension plan to fully provide for employee’s benefits at the time of retirement.

In addition, the Company provides postretirement benefits to retired employees through a plan also sponsored by FGI.

The Company has no legal obligation for benefits under these plans. FGI charges the affiliate, FNWL, an allocated share of such contributions based on characteristics of the population of plan participants. These charges are then included in the overhead and administrative charges paid by the Company to FNWL. Accordingly, the Company has no pension plan liability as of December 31, 2005 and 2004. The Company’s share of pension costs was approximately $164,000 and $127,000 for the years ended December 31, 2005 and 2004, respectively.

13. Employees’ Profit Sharing Plans

The Company participates in the same profit sharing plans as FNWL. These consist of 2 profit sharing plans providing for cash payments to all eligible employees. The 2 plans, Cash Profit Sharing Plan and the Deferred Profit Sharing Plan, provide for a maximum aggregate expense of 15% of FGI consolidated annual pretax earnings, as adjusted. The Deferred Profit Sharing Plan, limited to 10% of the FGI pretax earnings, as adjusted, or 15% of the salary or wages paid or accrued to the eligible employees, provides for an annual

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2005 and 2004

contribution by FGI to a trust for eventual payment to employees as provided in the plan. The Cash Profit Sharing Plan provides for annual cash distributions to eligible employees if certain criteria are met. The Cash Profit Sharing Plan is limited to 5% of the FGI pretax earnings, as adjusted, or 5% of eligible employees’ salaries or wages paid or accrued. The Company’s liability and expense is included in the overhead and administrative charges paid to FNWL.

14. Related Parties

The Company had loans to joint ventures, consisting primarily of mortgage loans on real estate, in which the Company and one of its affiliates had an ownership interest. During 2004, the Company earned interest income on joint venture loans of $1,800,000. During the fourth quarter of 2004, all joint venture loans were paid in full by Zurich North America.

During 2005 and 2004, some of the Company’s personnel were employees of FNWL and/or FKLA. Expenses are allocated to the Company for the utilization of FNWL and FKLA employees and facilities as applicable. Expenses allocated to the Company from FNWL amounted to $4,400,000 and $12,500,000 in 2005 and 2004, respectively.

The Company entered into a modified coinsurance agreement (“Agreement”) on December 1, 2003 with an affiliate, FNWL. Initially, the Company assumed all existing Non-Qualified Individual Flexible Payment Deferred (“NQ-FPDA”) and Non-Qualified Individual Single Premium Deferred (“NQ-SPDA”) annuities, totaling approximately 36% of the FNWL’s annuity business in-force as of December 1, 2003. In exchange, the Company paid an initial commission of $36,500,000. No portion of the assets constituting the consideration has been transferred to the Company. Subsequent new issues of NQ-FPDA and NQ-SPDA annuities will be ceded to the Company under the Agreement. FNWL has a management and service agreement with the Company to provide services reasonably necessary pursuant to the Agreement.

As a result of the Agreement, the Company established a deferred commission expense account. This balance consisted of the deferral of the initial ceding commission and other front-end fees related to the assumed block of business. This amount is amortized in relation to the present value of expected gross profits on the assumed block of business. Such amortization is in direct proportion to the amortization of deferred policy acquisition costs for a given policy form and is recorded as other income in the statements of operations. As of December 31, 2005 and 2004, the deferred commission balance was approximately $47,749,000 and $39,890,000, respectively. The Company amortized approximately ($4,644,000) and $3,781,000 into income for the years ended December 31, 2005 and 2004, respectively.

The Agreement contains an embedded derivative liability (asset) of approximately $16,808,000 and $(4,634,000) as of December 31, 2005 and 2004, respectively. The changes in fair value of this embedded derivative are recorded as modified coinsurance income related party in the Company’s statements of operations, which resulted in a loss of $21,442,000 and income of $1,007,000 for the years ended December 31, 2005 and 2004, respectively.

Since the underlying contracts in the Agreement are fixed annuity contracts, the Agreement does not transfer significant insurance risk under GAAP and is accounted for on a deposit method of accounting.

KEMPER INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS—(Continued)

December 31, 2005 and 2004

Related party receivables and payables, consisting of reinsurance and other administrative fees, are settled each month. As of December 31, 2005 and 2004, the Company reported the following amounts (other than income tax amounts) due from (to) related parties:

	2005	2004
(in thousands of dollars)
FNWL	$776,443	$802,401

Receivable from related parties	$776,443	$802,401

FNWL	$(797,184)	$(797,613)
Zurich Insurance Company—Corporate Center	(466)	—
Zurich Insurance Company—Bermuda Branch	(8,458)	(10,457)

Payable to related parties	$(806,108)	$(808,070)

Net payable to related parties	$(29,665)	$(5,669)

The Company has no guarantees or undertakings for the benefit of an affiliate that would result in a material contingent exposure.

APPENDIX A

STATE PREMIUM TAX CHART

	Rate of Tax
State	Qualified Plans	Non-Qualified Plans
California	0.50%*	2.35%*
Maine	2.00%	2.00%
Nevada	3.50%	3.50%
South Dakota	—	1.25%
West Virginia	1.00%	1.00%
Wyoming	—	1.00%

*	Taxes become due when annuity benefits commence, rather than when the premiums are collected. At the time of annuitization, the premium tax payable will be charged against the Contract Value.

APPENDIX B

CONDENSED FINANCIAL INFORMATION

The following Condensed Financial Information is derived from the financial statements of the Separate Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information. Each table shows the unit values under Contracts with a different combination of optional benefits, including the Guaranteed Retirement Income Benefit, which is no longer offered under new Contracts. In the table(s) below, no number is shown when there were no Accumulation Units outstanding at the end of the period. A zero (0) is shown when there were fewer than 1,000 Accumulation Units outstanding at the end of the period. Information for the least and most expensive combinations are shown in the Prospectus under the heading “Condensed Financial Information”.

Optional Benefits	Annual Expense
Guaranteed Minimum Death Benefit	0.15%
Earnings Based Death Benefit	0.20%
Guaranteed Retirement Income Benefit—10 year	0.30%
Guaranteed Retirement Income Benefit—7 year	0.40%

Additional Contract Options Elected (0.15%)

Guaranteed Minimum Death Benefit

(Separate Account Charges of 1.45% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.45%

Subaccount	2005	2004	2003	2002	2001
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period**	$13.087	$12.217	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.663	$13.087	$12.217	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Fund)
Accumulation unit value at beginning of period**	$12.552	$11.838	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.381	$12.552	$11.838	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period**	$17.604	$13.076	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.823	$17.604	$13.076	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	—	N/A	N/A
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period**	$14.246	$11.698	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.407	$14.246	$11.698	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Alger American Growth Subaccount
Accumulation unit value at beginning of period*	$47.274	$45.462	$34.123	$51.663	$45.573
Accumulation unit value at end of period	$52.208	$47.274	$45.462	$34.123	$51.663
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	—	—
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*	$31.845	$28.580	$19.618	$28.248	$23.809
Accumulation unit value at end of period	$34.475	$31.845	$28.580	$19.618	$28.248
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*	$36.639	$31.888	$22.726	$31.252	$26.645
Accumulation unit value at end of period	$42.214	$36.639	$31.888	$22.726	$31.252
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	0	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.143	$6.414	$5.030	$6.329	$5.752
Accumulation unit value at end of period	$7.367	$7.143	$6.414	$5.030	$6.329
Number of accumulation units outstanding at end of period (000’s omitted)	2	3	1	1	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.451	$8.386	$6.597	$7.659	$6.716
Accumulation unit value at end of period	$9.785	$9.451	$8.386	$6.597	$7.659
Number of accumulation units outstanding at end of period (000’s omitted)	9	8	6	6	1

Subaccount	2005	2004	2003	2002	2001
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$12.577	$10.214	$7.252	$8.320	$6.933
Accumulation unit value at end of period	$15.861	$12.577	$10.214	$7.252	$8.320
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$14.189	$12.602	$10.00	N/A	N/A
Accumulation unit value at end of period	$15.236	$14.189	$12.602	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	N/A	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.493	$23.396	$18.836	$26.895	$24.518
Accumulation unit value at end of period	$25.016	$24.493	$23.396	$18.836	$26.895
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount
Accumulation unit value at beginning of period**	$15.848	$13.605	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.744	$15.848	$13.605	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.365	$8.053	$7.776	$7.328	$7.386
Accumulation unit value at end of period	$8.460	$8.365	$8.053	$7.776	$7.328
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	0	0	0
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$18.995	$17.846	$14.268	$20.441	$17.768
Accumulation unit value at end of period	$20.401	$18.995	$17.846	$14.268	$20.441
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.129	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$12.377	$10.776	$8.557	$10.635	$10.567
Accumulation unit value at end of period	$14.173	$12.377	$10.776	$8.557	$10.635
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$7.285	$6.921	$5.953	$7.120	$6.715
Accumulation unit value at end of period	$7.489	$7.285	$6.921	$5.953	$7.120
Number of accumulation units outstanding at end of period (000’s omitted)	1	0	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.465	$1.422	$1.372	$1.289	$1.299
Accumulation unit value at end of period	$1.476	$1.465	$1.422	$1.372	$1.289
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	1	0	—
DWS Dreman Small Cap Value VIP Subaccount (formerly SVS Dreman Small Cap Value Subaccount)
Accumulation unit value at beginning of period*	$1.955	$1.574	$1.124	$1.287	$1.093
Accumulation unit value at end of period	$2.125	$1.955	$1.574	$1.124	$1.287
Number of accumulation units outstanding at end of period (000’s omitted)	30	24	10	—	2
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.255	$2.205	$2.188	$2.054	$2.065
Accumulation unit value at end of period	$2.280	$2.255	$2.205	$2.188	$2.054
Number of accumulation units outstanding at end of period (000’s omitted)	27	28	47	43	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$7.464	$6.736	$5.483	$5.580	$5.298
Accumulation unit value at end of period	$7.643	$7.464	$6.736	$5.483	$5.580
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	0	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$1.969	$1.690	$1.320	$1.548	$1.423
Accumulation unit value at end of period	$2.223	$1.969	$.690	$1.320	$1.548
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.140	$1.972	$.509	$1.801	$1.666
Accumulation unit value at end of period	$2.151	$2.140	$1.972	$1.509	$1.801
Number of accumulation units outstanding at end of period (000’s omitted)	2	3	2	2	2
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.597	$2.611	$2.630	$2.632	$2.629
Accumulation unit value at end of period	$2.632	$2.597	$2.611	$2.630	$2.632
Number of accumulation units outstanding at end of period (000’s omitted)	18	25	32	—	1

Subaccount	2005	2004	2003	2002	2001
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$2.003	$1.830	$1.397	$2.130	$1.684
Accumulation unit value at end of period	$2.114	$2.003	$1.830	$1.397	$2.130
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	2	2	0
DWS Technology VIP (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.854	$0.850	$1.397	$0.926	$0.713
Accumulation unit value at end of period	$0.873	$0.854	$0.850	$1.397	$0.926
Number of accumulation units outstanding at end of period (000’s omitted)	5	2	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$24.306	$23.381	$20.106	$22.348	$20.697
Accumulation unit value at end of period	$24.929	$24.306	$23.381	$20.106	$22.348
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	0
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$32.552	$28.599	$22.585	$25.276	$23.590
Accumulation unit value at end of period	$37.523	$32.552	$28.599	$22.585	$25.276
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$35.392	$32.194	$25.060	$30.612	$27.940
Accumulation unit value at end of period	$36.934	$35.392	$32.194	$25.060	$30.612
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$46.150	$45.291	$34.586	$50.202	$42.977
Accumulation unit value at end of period	$48.130	$46.150	$45.291	$34.586	$50.202
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	0	0	0
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$143.274	$131.408	$103.818	$135.465	$122.593
Accumulation unit value at end of period	$148.045	$143.274	$131.408	$103.818	$135.465
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$13.312	$12.167	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.572	$13.312	$12.167	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	0	N/A	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$16.112	$13.210	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.275	$16.112	$13.210	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	0	N/A	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.785	$10.890	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.787	$11.785	$10.890	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$10.189	$9.990	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.285	$10.189	$9.990	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	2	0	N/A	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$10.266	$9.971	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.254	$10.266	$9.971	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	2	0	N/A	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$14.436	$12.392	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.503	$14.436	$12.392	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	5	4	2	N/A	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$13.307	$11.986	$10.000	N/A	N/A
Accumulation unit value at end of period	$14.502	$13.307	$11.986	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	4	3	2	N/A	N/A

Subaccount	2005	2004	2003	2002	2001
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$17.792	$14.474	$10.000	N/A	N/A
Accumulation unit value at end of period	$22.349	$17.792	$14.474	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$14.653	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$8.129	$6.776	$4.670	$5.225	$4.212
Accumulation unit value at end of period++	N/A	$8.129	$6.776	$4.670	$5.225
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	0	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	$17.881	$16.102	$12.515	$12.968	$10.895
Accumulation unit value at end of period	$25.180	$17.881	$16.102	$12.515	$12.968
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	0	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.099	$10.244	N/A	N/A	N/A
Accumulation unit value at end of period	$11.428	$11.099	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$10.774	$10.055	N/A	N/A	N/A
Accumulation unit value at end of period	$10.867	$10.774	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$11.216	$10.401	N/A	N/A	N/A
Accumulation unit value at end of period	$12.283	$11.216	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$11.420	$10.096	N/A	N/A	N/A
Accumulation unit value at end of period	$13.181	$11.420	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value)
Accumulation unit value at beginning of period***	$11.528	$10.277	N/A	N/A	N/A
Accumulation unit value at end of period	$12.472	$11.528	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$15.468	$13.257	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.878	$15.468	$13.257	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	0	N/A	N/A
JPMorgan MidCap Value Subaccount
Accumulation unit value at beginning of period**	$14.690	$12.311	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.814	$14.690	$12.311	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	—	N/A	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$17.480	$13.945	$10.404	$13.472	$11.138
Accumulation unit value at end of period	$17.820	$17.480	$13.945	$10.404	$13.472
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	0	0
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$30.186	$28.219	$25.101	$27.220	$26.040
Accumulation unit value at end of period	$32.122	$30.186	$28.219	$25.101	$27.220
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	2	3	0
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$22.345	$21.690	$16.704	$23.059	$20.099
Accumulation unit value at end of period	$22.971	$22.345	$21.690	$16.704	$23.059
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	—	—
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*	$27.082	$22.755	$17.087	$24.055	$21.044
Accumulation unit value at end of period	$29.982	$27.082	$22.755	$17.087	$24.055
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	0	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$15.532	$13.377	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.842	$15.532	$13.377	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A

Subaccount	2005	2004	2003	2002	2001
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$15.630	$13.430	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.936	$15.630	$13.430	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	—	N/A	N/A
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*	$28.676	$27.766	$22.718	$30.937	$27.370
Accumulation unit value at end of period	$29.925	$28.676	$27.766	$22.718	$30.937
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	0
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$12.937	$12.311	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.373	$12.937	$12.311	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	0	—	N/A	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$16.572	$14.143	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.632	$16.572	$14.143	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	—	N/A	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$11.859	$11.065	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.924	$11.859	$11.065	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$13.013	$12.096	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.563	$13.013	$12.096	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	0	N/A	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$16.106	$13.711	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.419	$16.106	$13.711	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	0	N/A	N/A
Oppenheimer MidCap Growth Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$14.131	$12.004	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.599	$14.131	$12.004	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$11.554	$10.810	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.672	$11.554	$10.810	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	—	N/A	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	$5.103	$4.924	$4.005	$5.756	$5.211
Accumulation unit value at end of period+	N/A	$5.103	$4.924	$4.005	$5.756
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	$1.614	$1.471	$1.125	$1.539	$1.367
Accumulation unit value at end of period+	N/A	$1.614	$1.471	$1.125	$1.539
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	0	—	—	—

Additional Contract Options Elected (0.15%)

Guaranteed Minimum Death Benefit

(Separate Account Charges of 1.45% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.45%

Subaccount	2005	2004	2003	2002	2001
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period**	$13.087	$12.217	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.663	$13.087	$12.217	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period**	$12.552	$11.838	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.381	$12.552	$11.838	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period**	$17.604	$13.076	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.823	$17.604	$13.076	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A

Subaccount	2005	2004	2003	2002	2001
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period**	$14.246	$11.698	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.407	$14.246	$11.698	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Alger American Growth Subaccount
Accumulation unit value at beginning of period*	$47.274	$45.462	$34.123	$51.663	$45.573
Accumulation unit value at end of period	$52.208	$47.274	$45.462	$34.123	$51.663
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*	$31.845	$28.580	$19.618	$28.248	$23.809
Accumulation unit value at end of period	$34.475	$31.845	$28.580	$19.618	$28.248
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*	$36.639	$31.888	$22.726	$31.252	$26.645
Accumulation unit value at end of period	$42.214	$36.639	$31.888	$22.726	$31.252
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	0	0
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.143	$6.414	$5.030	$6.329	$5.752
Accumulation unit value at end of period	$7.367	$7.143	$6.414	$5.030	$6.329
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.451	$8.386	$6.597	$7.659	$6.716
Accumulation unit value at end of period	$9.785	$9.451	$8.386	$6.597	$7.659
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$12.577	$10.214	$7.252	$8.320	$6.933
Accumulation unit value at end of period	$15.861	$12.577	$10.214	$7.252	$8.320
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$14.189	$12.602	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.236	$14.189	$12.602	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.493	$23.396	$18.836	$26.895	$24.518
Accumulation unit value at end of period	$25.016	$24.493	$23.396	$18.836	$26.895
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount
Accumulation unit value at beginning of period**	$15.848	$13.605	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.744	$15.848	$13.605	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.365	$8.053	$7.776	$7.328	$7.386
Accumulation unit value at end of period	$8.460	$8.365	$8.053	$7.776	$7.328
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	1	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$18.995	$17.846	$14.268	$20.441	$17.768
Accumulation unit value at end of period	$20.401	$18.995	$17.846	$14.268	$20.441
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.129	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$12.377	$10.776	$8.557	$10.635	$10.567
Accumulation unit value at end of period	$14.173	$12.377	$10.776	$8.557	$10.635
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	1	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$6.787	$6.448	$5.547	$6.634	$6.256
Accumulation unit value at end of period	$6.978	$6.787	$6.448	$5.547	$6.634
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.465	$1.422	$1.372	$1.289	$1.299
Accumulation unit value at end of period	$1.476	$1.465	$1.422	$1.372	$1.289
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Dreman Small Cap Value VIP Subaccount (formerly SVS Dreman Small Cap Value Subaccount)
Accumulation unit value at beginning of period*	$1.955	$1.574	$1.124	$1.287	$1.093
Accumulation unit value at end of period	$2.125	$1.955	$1.574	$1.124	$1.287
Number of accumulation units outstanding at end of period (000’s omitted)	7	7	7	11	0

Subaccount	2005	2004	2003	2002	2001
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.255	$2.205	$2.188	$2.054	$2.065
Accumulation unit value at end of period	$2.280	$2.255	$2.205	$2.188	$2.054
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	—	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$7.271	$6.562	$5.342	$5.436	$5.161
Accumulation unit value at end of period	$7.446	$7.271	$6.562	$5.342	$5.436
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	—	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$1.969	$1.690	$1.320	$1.548	$1.423
Accumulation unit value at end of period	$2.223	$1.969	$1.690	$1.320	$1.548
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.140	$1.972	$1.509	$1.801	$1.666
Accumulation unit value at end of period	$2.151	$2.140	$1.972	$1.509	$1.801
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	1	0	0
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.597	$2.611	$2.630	$2.632	$2.629
Accumulation unit value at end of period	$2.632	$2.597	$2.611	$2.630	$2.632
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$2.003	$1.830	$1.397	$2.130	$1.684
Accumulation unit value at end of period	$2.114	$2.003	$1.830	$1.397	$2.130
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.854	$0.850	$0.588	$0.926	$0.713
Accumulation unit value at end of period	$0.873	$0.854	$0.850	$0.588	$0.926
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$24.306	$23.381	$20.106	$22.348	$20.697
Accumulation unit value at end of period	$24.929	$24.306	$23.381	$20.106	$22.348
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$32.552	$28.599	$22.585	$25.276	$23.590
Accumulation unit value at end of period	$37.523	$32.552	$28.599	$22.585	$25.276
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$35.392	$32.194	$25.060	$30.612	$27.940
Accumulation unit value at end of period	$36.934	$35.392	$32.194	$25.060	$30.612
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$46.150	$45.291	$34.586	$50.202	$42.977
Accumulation unit value at end of period	$48.130	$46.150	$45.291	$34.586	$50.202
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$143.274	$131.408	$103.818	$135.465	$122.593
Accumulation unit value at end of period	$148.045	$143.274	$131.408	$103.818	$135.465
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	0	0
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$13.312	$12.167	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.572	$13.312	$12.167	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A

Subaccount	2005	2004	2003	2002	2001
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$16.112	$13.210	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.275	$16.112	$13.210	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.785	$10.890	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.787	$11.785	$10.890	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$10.189	$9.990	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.285	$10.189	$9.990	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$10.266	$9.971	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.254	$10.266	$9.971	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$14.436	$12.392	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.503	$14.436	$12.392	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$13.307	$11.986	$10.000	N/A	N/A
Accumulation unit value at end of period	$14.502	$13.307	$11.986	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$17.792	$14.474	$10.000	N/A	N/A
Accumulation unit value at end of period	$22.349	$17.792	$14.474	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$14.653	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$8.129	$6.776	$4.670	$5.225	$4.212
Accumulation unit value at end of period++	N/A	$8.129	$6.776	$4.670	$5.225
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	1	1	1	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	$17.881	$16.102	$12.515	$12.968	$10.895
Accumulation unit value at end of period	$25.180	$17.881	$16.102	$12.515	$12.968
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.099	$10.244	N/A	N/A	N/A
Accumulation unit value at end of period	$11.428	$11.099	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$10.774	$10.055	N/A	N/A	N/A
Accumulation unit value at end of period	$10.867	$10.774	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$11.216	$10.401	N/A	N/A	N/A
Accumulation unit value at end of period	$12.283	$11.216	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$11.420	$10.096	N/A	N/A	N/A
Accumulation unit value at end of period	$13.181	$11.420	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$11.528	$10.277	N/A	N/A	N/A
Accumulation unit value at end of period	$12.472	$11.528	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$15.468	$13.257	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.878	$15.468	$13.257	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$14.690	$12.311	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.814	$14.690	$12.311	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	—	N/A	N/A

Subaccount	2005	2004	2003	2002	2001
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$17.480	$13.945	$10.404	$13.472	$11.138
Accumulation unit value at end of period	$17.820	$17.480	$13.945	$10.404	$13.472
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$30.186	$28.219	$25.101	$27.220	$26.040
Accumulation unit value at end of period	$32.122	$30.186	$28.219	$25.101	$27.220
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$22.345	$21.690	$16.704	$23.059	$20.099
Accumulation unit value at end of period	$22.971	$22.345	$21.690	$16.704	$23.059
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	—	—
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*	$27.082	$22.755	$17.087	$24.055	$21.044
Accumulation unit value at end of period	$29.982	$27.082	$22.755	$17.087	$24.055
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$15.532	$13.377	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.842	$15.532	$13.377	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$15.630	$13.430	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.936	$15.630	$13.430	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*	$28.676	$27.766	$22.718	$30.937	$27.370
Accumulation unit value at end of period	$29.925	$28.676	$27.766	$22.718	$30.937
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	0	0
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$12.937	$12.311	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.373	$12.937	$12.311	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$16.572	$14.143	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.632	$16.572	$14.143	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	—	N/A	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$11.859	$11.065	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.924	$11.859	$11.065	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$13.013	$12.096	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.563	$13.013	$12.096	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$16.106	$13.711	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.419	$16.106	$13.711	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	—	N/A	N/A
Oppenheimer MidCap Growth Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$14.131	$12.004	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.599	$14.131	$12.004	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$11.554	$10.810	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.672	$11.554	$10.810	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	$5.095	$4.916	$3.999	$5.748	$5.204
Accumulation unit value at end of period+	N/A	$5.095	$4.916	$3.999	$5.748
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	$1.614	$1.471	$1.125	$1.539	$1.367
Accumulation unit value at end of period+	N/A	$1.614	$1.471	$1.125	$1.539
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—

Additional Contract Options Elected (0.30%)

Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.60% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.60%

Subaccount	2005	2004	2003	2002	2001
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period**	$13.055	$12.205	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.609	$13.055	$12.205	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period**	$12.521	$11.826	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.328	$12.521	$11.826	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period**	$17.561	$13.063	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.745	$17.561	$13.063	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period**	$14.211	$11.686	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.343	$14.211	$11.686	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Alger American Growth Subaccount
Accumulation unit value at beginning of period*	$47.046	$45.311	$34.059	$51.643	$45.573
Accumulation unit value at end of period	$51.880	$47.046	$45.311	$34.059	$51.643
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*	$31.692	$28.485	$19.581	$28.237	$23.809
Accumulation unit value at end of period	$34.259	$31.692	$28.485	$19.581	$28.237
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*	$36.463	$31.781	$22.684	$31.240	$26.645
Accumulation unit value at end of period	$41.949	$36.463	$31.781	$22.684	$31.240
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.109	$6.392	$5.021	$6.327	$5.752
Accumulation unit value at end of period	$7.321	$7.109	$6.392	$5.021	$6.327
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.405	$8.358	$6.585	$7.656	$6.716
Accumulation unit value at end of period	$9.723	$9.405	$8.358	$6.585	$7.656
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$12.517	$10.180	$7.239	$8.316	$6.933
Accumulation unit value at end of period	$15.762	$12.517	$10.180	$7.239	$8.316
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$14.154	$12.589	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.176	$14.154	$12.589	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.375	$23.318	$18.801	$26.885	$24.518
Accumulation unit value at end of period	$24.859	$24.375	$23.318	$18.801	$26.885
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount
Accumulation unit value at beginning of period**	$15.809	$13.592	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.682	$15.809	$13.592	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.324	$8.026	$7.762	$7.325	$7.386
Accumulation unit value at end of period	$8.407	$8.324	$8.026	$7.762	$7.325
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$18.903	$17.786	$14.241	$20.433	$17.768
Accumulation unit value at end of period	$20.273	$18.903	$17.786	$14.241	$20.433
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—

Subaccount	2005	2004	2003	2002	2001
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.118	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$12.318	$10.740	$8.541	$10.631	$10.567
Accumulation unit value at end of period	$14.084	$12.318	$10.740	$8.541	$10.631
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$7.250	$6.898	$5.942	$7.117	$6.715
Accumulation unit value at end of period	$7.442	$7.250	$6.898	$5.942	$7.117
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.458	$1.417	$1.369	$1.288	$1.299
Accumulation unit value at end of period	$1.467	$1.458	$1.417	$1.369	$1.288
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Dreman Small Cap Value VIP Subaccount (formerly SVS Dreman Small Cap Value Subaccount)
Accumulation unit value at beginning of period*	$1.946	$1.569	$1.122	$1.286	$1.093
Accumulation unit value at end of period	$2.112	$1.946	$1.569	$1.122	$1.286
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.244	$2.198	$2.184	$2.053	$2.065
Accumulation unit value at end of period	$2.266	$2.244	$2.198	$2.184	$2.053
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$7.428	$6.714	$5.473	$5.578	$5.298
Accumulation unit value at end of period	$7.595	$7.428	$6.714	$5.473	$5.578
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$1.960	$1.684	$1.318	$1.548	$1.423
Accumulation unit value at end of period	$2.209	$1.960	$1.684	$1.318	$1.548
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.130	$1.966	$1.506	$1.800	$1.666
Accumulation unit value at end of period	$2.137	$2.130	$1.966	$1.506	$1.800
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.585	$2.603	$2.625	$2.631	$2.629
Accumulation unit value at end of period	$2.616	$2.585	$2.603	$2.625	$2.631
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.993	$1.824	$1.394	$2.129	$1.684
Accumulation unit value at end of period	$2.101	$1.993	$1.824	$1.394	$2.129
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.850	$0.847	$0.587	$0.925	$0.713
Accumulation unit value at end of period	$0.868	$0.850	$0.847	$0.587	$0.925
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$24.190	$23.303	$20.069	$22.340	$20.697
Accumulation unit value at end of period	$24.773	$24.190	$23.303	$20.069	$22.340
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$32.396	$28.504	$22.543	$25.266	$23.589
Accumulation unit value at end of period	$37.288	$32.396	$28.504	$22.543	$25.266
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$5.222	$32.087	$25.013	$30.600	$27.939
Accumulation unit value at end of period	$36.702	$35.222	$32.087	$25.013	$30.600
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$45.928	$45.140	$34.522	$50.183	$42.976
Accumulation unit value at end of period	$47.829	$45.928	$45.140	$34.522	$50.183
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—

Subaccount	2005	2004	2003	2002	2001
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$142.585	$130.970	$103.625	$135.413	$122.592
Accumulation unit value at end of period	$147.116	$142.585	$130.970	$103.625	$135.413
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$13.279	$12.155	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.519	$13.279	$12.155	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$16.073	$13.197	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.207	$16.073	$13.197	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.756	$10.879	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.740	$11.756	$10.879	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$10.164	$9.980	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.245	$10.164	$9.980	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$10.241	$9.961	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.213	$10.241	$9.961	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$14.401	$12.379	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.438	$14.401	$12.379	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$13.274	$11.974	$10.000	N/A	N/A
Accumulation unit value at end of period	$14.445	$13.274	$11.974	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$17.748	$14.460	$10.000	N/A	N/A
Accumulation unit value at end of period	$22.261	$17.748	$14.460	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$14.652	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$8.089	$6.753	$4.661	$5.223	$4.212
Accumulation unit value at end of period++	N/A	$8.089	$6.753	$4.661	$5.223
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	$17.795	$16.048	$12.491	$12.963	$10.894
Accumulation unit value at end of period	$25.022	$17.795	$16.048	$12.491	$12.963
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.082	$10.238	N/A	N/A	N/A
Accumulation unit value at end of period	$11.394	$11.082	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$10.757	$10.049	N/A	N/A	N/A
Accumulation unit value at end of period	$10.835	$10.757	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A

Subaccount	2005	2004	2003	2002	2001
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$11.199	$10.395	N/A	N/A	N/A
Accumulation unit value at end of period	$12.246	$11.199	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$11.402	$10.091	N/A	N/A	N/A
Accumulation unit value at end of period	$13.142	$11.402	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$11.510	$10.271	N/A	N/A	N/A
Accumulation unit value at end of period	$12.434	$11.510	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$15.430	$13.244	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.812	$15.430	$13.244	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$14.653	$12.298	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.752	$14.653	$12.298	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$17.396	$13.899	$10.385	$13.467	$11.137
Accumulation unit value at end of period	$17.708	$17.396	$13.899	$10.385	$13.467
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$30.041	$28.125	$25.055	$27.209	$26.039
Accumulation unit value at end of period	$31.920	$30.041	$28.125	$25.055	$27.209
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$22.237	$21.617	$16.673	$23.050	$20.098
Accumulation unit value at end of period	$22.826	$22.237	$21.617	$16.673	$23.050
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*	$26.952	$22.679	$17.055	$24.045	$21.043
Accumulation unit value at end of period	$29.794	$26.952	$22.679	$17.055	$24.045
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$15.493	$13.363	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.775	$15.493	$13.363	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$15.592	$13.416	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.873	$15.592	$13.416	N/A	N/A
Number of accumulation units outstanding at end of period	—	—	—	N/A	N/A
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*	$28.538	$27.673	$22.676	$30.925	$27.370
Accumulation unit value at end of period	$29.737	$28.538	$27.673	$22.676	$30.925
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$12.905	$12.299	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.320	$12.905	$12.299	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$16.531	$14.129	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.559	$16.531	$14.129	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$11.829	$11.054	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.877	$11.829	$11.054	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$12.980	$12.084	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.510	$12.980	$12.084	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$16.067	$13.697	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.351	$16.067	$13.697	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A

Subaccount	2005	2004	2003	2002	2001
Oppenheimer MidCap Growth Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$14.096	$11.992	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.537	$14.096	$11.992	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$11.526	$10.800	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.626	$11.526	$10.800	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	$5.078	$4.907	$3.998	$5.754	$5.211
Accumulation unit value at end of period++	N/A	$5.078	$4.907	$3.998	$5.754
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	$1.606	$1.466	$1.123	$1.539	$1.367
Accumulation unit value at end of period++	N/A	$1.606	$1.466	$1.123	$1.539
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—

Additional Contract Options Elected (0.30%)

Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.60% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.60%

Subaccount	2005	2004	2003	2002	2001
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period**	$13.055	$12.205	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.609	$13.055	$12.205	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period**	$12.521	$11.826	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.328	$12.521	$11.826	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period**	$17.561	$13.063	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.745	$17.561	$13.063	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period**	$14.211	$11.686	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.343	$14.211	$11.686	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Alger American Growth Subaccount
Accumulation unit value at beginning of period*	$47.046	$45.311	$34.059	$51.643	$45.573
Accumulation unit value at end of period	$51.880	$47.046	$45.311	$34.059	$51.643
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*	$31.692	$28.485	$19.581	$28.237	$23.809
Accumulation unit value at end of period	$34.259	$31.692	$28.485	$19.581	$28.237
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*	$36.463	$31.781	$22.684	$31.240	$26.645
Accumulation unit value at end of period	$41.949	$36.463	$31.781	$22.684	$31.240
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.109	$6.392	$5.021	$6.327	$5.752
Accumulation unit value at end of period	$7.321	$7.109	$6.392	$5.021	$6.327
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.405	$8.358	$6.585	$7.656	$6.716
Accumulation unit value at end of period	$9.723	$9.405	$8.358	$6.585	$7.656
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$12.517	$10.180	$7.239	$8.316	$6.933
Accumulation unit value at end of period	$15.762	$12.517	$10.180	$7.239	$8.316
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—

Subaccount	2005	2004	2003	2002	2001
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$14.154	$12.589	$10.00	N/A	N/A
Accumulation unit value at end of period	$15.176	$14.154	$12.589	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.375	$23.318	$18.801	$26.885	$24.518
Accumulation unit value at end of period	$24.859	$24.375	$23.318	$18.801	$26.885
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount
Accumulation unit value at beginning of period**	$15.809	$13.592	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.682	$15.809	$13.592	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.324	$8.026	$7.762	$7.325	$7.386
Accumulation unit value at end of period	$8.407	$8.324	$8.026	$7.762	$7.325
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$18.903	$17.786	$14.241	$20.433	$17.768
Accumulation unit value at end of period	$20.273	$18.903	$17.786	$14.241	$20.433
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.118	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$12.318	$10.740	$8.541	$10.631	$10.567
Accumulation unit value at end of period	$14.084	$12.318	$10.740	$8.541	$10.631
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$6.755	$6.427	$5.536	$6.631	$6.256
Accumulation unit value at end of period	$6.934	$6.755	$6.427	$5.536	$6.631
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.458	$1.417	$1.369	$1.288	$1.299
Accumulation unit value at end of period	$1.467	$1.458	$1.417	$1.369	$1.288
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Dreman Small Cap Value VIP Subaccount (formerly SVS Dreman Small Cap Value Subaccount)
Accumulation unit value at beginning of period*	$1.946	$1.569	$1.122	$1.286	$1.093
Accumulation unit value at end of period	$2.112	$1.946	$1.569	$1.122	$1.286
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.244	$2.198	$2.184	$2.053	$2.065
Accumulation unit value at end of period	$2.266	$2.244	$2.198	$2.184	$2.053
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$7.236	$6.540	$5.332	$5.434	$5.161
Accumulation unit value at end of period	$7.399	$7.236	$6.540	$5.332	$5.434
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$1.960	$1.684	$1.318	$1.548	$1.423
Accumulation unit value at end of period	$2.209	$1.960	$1.684	$1.318	$1.548
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.130	$1.966	$1.506	$1.800	$1.666
Accumulation unit value at end of period	$2.137	$2.130	$1.966	$1.506	$1.800
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.585	$2.603	$2.625	$2.631	$2.629
Accumulation unit value at end of period	$2.616	$2.585	$2.603	$2.625	$2.631
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.993	$1.824	$1.394	$2.129	$1.684
Accumulation unit value at end of period	$2.101	$1.993	$1.824	$1.394	$2.129
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—

Subaccount	2005	2004	2003	2002	2001
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.850	$0.847	$0.587	$0.925	$0.713
Accumulation unit value at end of period	$0.868	$0.850	$0.847	$0.587	$0.925
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$24.190	$23.303	$20.069	$22.340	$20.697
Accumulation unit value at end of period	$24.773	$24.190	$23.303	$20.069	$22.340
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$32.396	$28.504	$22.543	$25.266	$23.589
Accumulation unit value at end of period	$37.288	$32.396	$28.504	$22.543	$25.266
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$35.222	$32.087	$25.013	$30.600	$27.939
Accumulation unit value at end of period	$36.702	$35.222	$32.087	$25.013	$30.600
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$45.928	$45.140	$34.522	$50.183	$42.976
Accumulation unit value at end of period	$47.829	$45.928	$45.140	$34.522	$50.183
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$142.585	$30.970	$103.625	$135.413	$122.592
Accumulation unit value at end of period	$147.116	$142.585	$130.970	$103.625	$135.413
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$13.279	$12.155	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.519	$13.279	$12.155	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$16.073	$13.197	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.207	$16.073	$13.197	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.756	$10.879	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.740	$11.756	$10.879	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$10.164	$9.980	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.245	$10.164	$9.980	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$10.241	$9.961	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.213	$10.241	$9.961	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$14.401	$12.379	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.438	$14.401	$12.379	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$13.274	$11.974	$10.000	N/A	N/A
Accumulation unit value at end of period	$14.445	$13.274	$11.974	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$17.748	$14.460	$10.000	N/A	N/A
Accumulation unit value at end of period	$22.261	$17.748	$14.460	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A

Subaccount	2005	2004	2003	2002	2001
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$14.652	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$8.089	$6.753	$4.661	$5.223	$4.212
Accumulation unit value at end of period++	N/A	$8.089	$6.753	$4.661	$5.223
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	$17.795	$16.048	$12.491	$12.963	$10.894
Accumulation unit value at end of period	$25.022	$17.795	$16.048	$12.491	$12.963
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.082	$10.238	N/A	N/A	N/A
Accumulation unit value at end of period	$11.394	$11.082	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$10.757	$10.049	N/A	N/A	N/A
Accumulation unit value at end of period	$10.835	$10.757	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$11.199	$10.395	N/A	N/A	N/A
Accumulation unit value at end of period	$12.246	$11.199	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$11.402	$10.091	N/A	N/A	N/A
Accumulation unit value at end of period	$13.142	$11.402	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$11.510	$10.271	N/A	N/A	N/A
Accumulation unit value at end of period	$12.434	$11.510	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$15.430	$13.244	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.812	$15.430	$13.244	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$14.653	$12.298	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.752	$14.653	$12.298	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$17.396	$13.899	$10.385	$13.467	$11.137
Accumulation unit value at end of period	$17.708	$17.396	$13.899	$10.385	$13.467
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$30.041	$28.125	$25.055	$27.209	$26.039
Accumulation unit value at end of period	$31.920	$30.041	$28.125	$25.055	$27.209
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$22.237	$21.617	$16.673	$23.050	$20.098
Accumulation unit value at end of period	$22.826	$22.237	$21.617	$16.673	$23.050
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*	$26.952	$22.679	$17.055	$24.045	$21.043
Accumulation unit value at end of period	$29.794	$26.952	$22.679	$17.055	$24.045
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$15.493	$13.363	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.775	$15.493	$13.363	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$15.592	$13.416	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.873	$15.592	$13.416	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A

Subaccount	2005	2004	2003	2002	2001
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*	$28.538	$27.673	$22.676	$30.925	$27.370
Accumulation unit value at end of period	$29.737	$28.538	$27.673	$22.676	$30.925
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$12.905	$12.299	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.320	$12.905	$12.299	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$16.531	$14.129	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.559	$16.531	$14.129	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$11.829	$11.054	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.877	$11.829	$11.054	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$12.980	$12.084	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.510	$12.980	$12.084	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$16.067	$13.697	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.351	$16.067	$13.697	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer MidCap Growth Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$14.096	$11.992	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.537	$14.096	$11.992	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$11.526	$10.800	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.626	$11.526	$10.800	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	$5.071	$4.900	$3.992	$5.745	$5.204
Accumulation unit value at end of period+	N/A	$5.071	$4.900	$3.992	$5.745
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	$1.606	$1.466	$1.123	$1.539	$1.367
Accumulation unit value at end of period+	N/A	$1.606	$1.466	$1.123	$1.539
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—

Additional Contract Options Elected (0.35%)

Guaranteed Minimum Death Benefit and Earnings Based Death Benefit

(Separate Account Charges of 1.65% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.65%

Subaccount	2005	2004	2003	2002	2001
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period**	$13.044	$12.201	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.591	$13.044	$12.201	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period**	$12.510	$11.823	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.311	$12.510	$11.823	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period**	$17.546	$13.059	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.719	$17.546	$13.059	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period**	$14.199	$11.682	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.321	$14.199	$11.682	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A

Subaccount	2005	2004	2003	2002	2001
Alger American Growth Subaccount
Accumulation unit value at beginning of period*	$46.971	$45.260	$34.038	$51.636	$45.573
Accumulation unit value at end of period	$51.772	$46.971	$45.260	$34.038	$51.636
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	0
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*	$31.641	$28.453	$19.569	$28.234	$23.809
Accumulation unit value at end of period	$34.187	$31.641	$28.453	$19.569	$28.234
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*	$36.404	$31.746	$22.670	$31.236	$26.645
Accumulation unit value at end of period	$41.861	$36.404	$31.746	$22.670	$31.236
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.097	$6.385	$5.018	$6.326	$5.752
Accumulation unit value at end of period	$7.306	$7.097	$6.385	$5.018	$6.326
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.390	$8.349	$6.581	$7.656	$6.716
Accumulation unit value at end of period	$9.703	$9.390	$8.349	$6.581	$7.656
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$12.497	$10.168	$7.234	$8.315	$6.933
Accumulation unit value at end of period	$15.729	$12.497	$10.168	$7.234	$8.315
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$14.142	$12.585	$10.00	N/A	N/A
Accumulation unit value at end of period	$15.156	$14.142	$12.585	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.336	$23.292	$18.790	$26.881	$24.518
Accumulation unit value at end of period	$24.807	$24.336	$23.292	$18.790	$26.881
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount
Accumulation unit value at beginning of period**	$15.796	$13.587	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.661	$15.796	$13.587	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.311	$8.017	$7.757	$7.324	$7.386
Accumulation unit value at end of period	$8.389	$8.311	$8.017	$7.757	$7.324
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$18.873	$17.766	$14.233	$20.431	$17.768
Accumulation unit value at end of period	$20.231	$18.873	$17.766	$14.233	$20.431
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.114	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$12.298	$10.728	$8.536	$10.629	$10.567
Accumulation unit value at end of period	$14.055	$12.298	$10.728	$8.536	$10.629
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$7.238	$6.890	$5.938	$7.116	$6.715
Accumulation unit value at end of period	$7.427	$7.238	$6.890	$5.938	$7.116
Number of accumulation units outstanding at end of period (000’s omitted)	1	5	5	4	4
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.455	$1.415	$1.368	$1.288	$1.299
Accumulation unit value at end of period	$1.464	$1.455	$1.415	$1.368	$1.288
Number of accumulation units outstanding at end of period (000’s omitted)	5	6	6	12	—
DWS Dreman Small Cap Value VIP Subaccount (formerly SVS Dreman Small Cap Value Subaccount)
Accumulation unit value at beginning of period*	$1.943	$1.567	$1.122	$1.286	$1.093
Accumulation unit value at end of period	$2.107	$1.943	$1.567	$1.122	$1.286
Number of accumulation units outstanding at end of period (000’s omitted)	6	6	5	0	—
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.241	$2.195	$2.182	$2.053	$2.065
Accumulation unit value at end of period	$2.261	$2.241	$2.195	$2.182	$2.053
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	4	—

Subaccount	2005	2004	2003	2002	2001
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$7.416	$6.706	$5.470	$5.577	$5.298
Accumulation unit value at end of period	$7.579	$7.416	$6.706	$5.470	$5.577
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$1.957	$1.682	$1.317	$1.547	$1.423
Accumulation unit value at end of period	$2.204	$1.957	$1.682	$1.317	$1.547
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.126	$1.964	$1.505	$1.800	$1.666
Accumulation unit value at end of period	$2.133	$2.126	$1.964	$1.505	$1.800
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.581	$2.600	$2.624	$2.631	$2.629
Accumulation unit value at end of period	$2.610	$2.581	$2.600	$2.624	$2.631
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.990	$1.822	$1.393	$2.129	$1.684
Accumulation unit value at end of period	$2.096	$1.990	$1.822	$1.393	$2.129
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	0	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.849	$0.846	$0.587	$0.925	$0.713
Accumulation unit value at end of period	$0.866	$0.849	$0.846	$0.587	$0.925
Number of accumulation units outstanding at end of period (000’s omitted)	3	2	1	1	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$24.151	$23.277	$20.056	$22.337	$20.697
Accumulation unit value at end of period	$24.721	$24.151	$23.277	$20.056	$22.337
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$32.344	$28.472	$22.529	$25.263	$23.589
Accumulation unit value at end of period	$37.210	$32.344	$28.472	$22.529	$25.263
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	0	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$35.165	$32.051	$24.998	$30.596	$27.939
Accumulation unit value at end of period	$36.625	$35.165	$32.051	$24.998	$30.596
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$45.855	$45.090	$34.500	$50.177	$42.976
Accumulation unit value at end of period	$47.728	$45.855	$45.090	$34.500	$50.177
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$142.356	$130.824	$103.561	$135.396	$122.591
Accumulation unit value at end of period	$146.808	$142.356	$130.824	$103.561	$135.396
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$13.268	$12.151	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.501	$13.268	$12.151	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	2	—	—	N/A	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$16.060	$13.192	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.185	$16.060	$13.192	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A

Subaccount	2005	2004	2003	2002	2001
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.747	$10.876	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.725	$11.747	$10.876	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$10.156	$9.977	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.231	$10.156	$9.977	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$10.232	$9.958	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.200	$10.232	$9.958	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$14.389	$12.375	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.416	$14.389	$12.375	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$13.263	$11.970	$10.000	N/A	N/A
Accumulation unit value at end of period	$14.426	$13.263	$11.970	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$17.734	$14.455	$10.000	N/A	N/A
Accumulation unit value at end of period	$22.232	$17.734	$14.455	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$14.651	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$8.077	$6.746	$4.658	$5.222	$4.212
Accumulation unit value at end of period++	N/A	$8.077	$6.746	$4.658	$5.222
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	$17.766	$16.030	$12.484	$12.962	$10.894
Accumulation unit value at end of period	$24.969	$17.766	$16.030	$12.484	$12.962
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.076	$10.236	N/A	N/A	N/A
Accumulation unit value at end of period	$11.382	$11.076	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$10.752	$10.047	N/A	N/A	N/A
Accumulation unit value at end of period	$10.824	$10.752	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$11.194	$10.394	N/A	N/A	N/A
Accumulation unit value at end of period	$12.234	$11.194	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$11.396	$10.089	N/A	N/A	N/A
Accumulation unit value at end of period	$13.129	$11.396	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$11.504	$10.270	N/A	N/A	N/A
Accumulation unit value at end of period	$12.422	$11.504	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$15.417	$13.240	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.790	$15.417	$13.240	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$14.641	$12.294	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.731	$14.641	$12.294	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$17.368	$13.883	$10.378	$13.465	$11.137
Accumulation unit value at end of period	$17.671	$17.368	$13.883	$10.378	$13.465
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—

Subaccount	2005	2004	2003	2002	2001
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$29.993	$28.094	$25.039	$27.206	$26.039
Accumulation unit value at end of period	$31.853	$29.993	$28.094	$25.039	$27.206
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	3	1
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$22.202	$21.593	$16.662	$23.048	$20.098
Accumulation unit value at end of period	$22.779	$22.202	$21.593	$16.662	$23.048
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	0
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*	$26.909	$22.654	$17.044	$24.042	$21.043
Accumulation unit value at end of period	$29.731	$26.909	$22.654	$17.044	$24.042
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$15.481	$13.359	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.753	$15.481	$13.359	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$15.579	$13.412	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.852	$15.579	$13.412	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*	$28.492	$27.642	$22.661	$30.922	$27.370
Accumulation unit value at end of period	$29.675	$28.492	$27.642	$22.661	$30.922
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$12.895	$12.295	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.303	$12.895	$12.295	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	N/A	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$16.517	$14.124	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.535	$16.517	$14.124	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	—	N/A	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$11.820	$11.050	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.862	$11.820	$11.050	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$12.970	$12.080	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.492	$12.970	$12.080	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$16.053	$13.693	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.328	$16.053	$13.693	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer MidCap Growth Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$14.084	$11.988	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.517	$14.084	$11.988	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$11.516	$10.796	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.611	$11.516	$10.796	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	$5.070	$4.902	$3.995	$5.753	$5.211
Accumulation unit value at end of period+	N/A	$5.070	$4.902	$3.995	$5.753
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	1	0	0	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	$1.604	$1.464	$1.122	$1.539	$1.367
Accumulation unit value at end of period+	N/A	$1.604	$1.464	$1.122	$1.539
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—

Additional Contract Options Elected (0.35%)

Guaranteed Minimum Death Benefit and Earnings Based Death Benefit

(Separate Account Charges of 1.65% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.65%

Subaccount	2005	2004	2003	2002	2001
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period**	$13.044	$12.201	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.591	$13.044	$12.201	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period**	$12.510	$11.823	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.311	$12.510	$11.823	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period**	$17.546	$13.059	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.719	$17.546	$13.059	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period**	$14.199	$11.682	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.321	$14.199	$11.682	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Alger American Growth Subaccount
Accumulation unit value at beginning of period*	$46.971	$45.260	$34.038	$51.636	$45.573
Accumulation unit value at end of period	$51.772	$46.971	$45.260	$34.038	$51.636
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*	$31.641	$28.453	$19.569	$28.237	$23.809
Accumulation unit value at end of period	$34.187	$31.641	$28.453	$19.569	$28.237
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*	$36.404	$31.746	$22.670	$31.236	$26.645
Accumulation unit value at end of period	$41.861	$36.404	$31.746	$22.670	$31.236
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.097	$6.385	$5.018	$6.326	$5.752
Accumulation unit value at end of period	$7.306	$7.097	$6.385	$5.018	$6.326
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.390	$8.349	$6.581	$7.656	$6.716
Accumulation unit value at end of period	$9.703	$9.390	$8.349	$6.581	$7.656
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$12.497	$10.168	$7.234	$8.315	$6.933
Accumulation unit value at end of period	$15.729	$12.497	$10.168	$7.234	$8.315
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$14.142	$12.585	$10.00	N/A	N/A
Accumulation unit value at end of period	$15.156	$14.142	$12.585	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.336	$23.292	$18.790	$26.881	$24.518
Accumulation unit value at end of period	$24.807	$24.336	$23.292	$18.790	$26.881
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount
Accumulation unit value at beginning of period**	$15.796	$13.587	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.661	$15.796	$13.587	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.311	$8.017	$7.757	$7.324	$7.386
Accumulation unit value at end of period	$8.389	$8.311	$8.017	$7.757	$7.324
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$18.873	$17.766	$14.233	$20.431	$17.768
Accumulation unit value at end of period	$20.231	$18.873	$17.766	$14.233	$20.431
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—

Subaccount	2005	2004	2003	2002	2001
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.114	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$12.298	$10.728	$8.536	$10.629	$10.567
Accumulation unit value at end of period	$14.055	$12.298	$10.728	$8.536	$10.629
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$6.744	$6.419	$5.533	$6.630	$6.256
Accumulation unit value at end of period	$6.920	$6.744	$6.419	$5.533	$6.630
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.455	$1.415	$1.368	$1.288	$1.299
Accumulation unit value at end of period	$1.464	$1.455	$1.415	$1.368	$1.288
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Dreman Small Cap Value VIP Subaccount (formerly SVS Dreman Small Cap Value Subaccount)
Accumulation unit value at beginning of period*	$1.943	$1.567	$1.122	$1.286	$1.093
Accumulation unit value at end of period	$2.107	$1.943	$1.567	$1.122	$1.286
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.241	$2.195	$2.182	$2.053	$2.065
Accumulation unit value at end of period	$2.261	$2.241	$2.195	$2.182	$2.053
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$7.224	$6.533	$5.329	$5.433	$5.161
Accumulation unit value at end of period	$7.384	$7.224	$6.533	$5.329	$5.433
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$1.957	$1.682	$1.317	$1.547	$1.423
Accumulation unit value at end of period	$2.204	$1.957	$1.682	$1.317	$1.547
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.126	$1.964	$1.505	$1.800	$1.666
Accumulation unit value at end of period	$2.133	$2.126	$1.964	$1.505	$1.800
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.581	$2.600	$2.624	$2.631	$2.629
Accumulation unit value at end of period	$2.610	$2.581	$2.600	$2.624	$2.631
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.990	$1.822	$1.393	$2.129	$1.684
Accumulation unit value at end of period	$2.096	$1.990	$1.822	$1.393	$2.129
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.849	$0.846	$0.587	$0.925	$0.713
Accumulation unit value at end of period	$0.866	$0.849	$0.846	$0.587	$0.925
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$24.151	$23.277	$20.056	$22.337	$20.697
Accumulation unit value at end of period	$24.721	$24.151	$23.277	$20.056	$22.337
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$32.344	$28.472	$22.529	$25.263	$23.589
Accumulation unit value at end of period	$37.210	$32.344	$28.472	$22.529	$25.263
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$35.165	$32.051	$24.998	$30.596	$27.939
Accumulation unit value at end of period	$36.625	$35.165	$32.051	$24.998	$30.596
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$45.855	$45.090	$34.500	$50.177	$42.976
Accumulation unit value at end of period	$47.728	$45.855	$45.090	$34.500	$50.177
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—

Subaccount	2005	2004	2003	2002	2001
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$142.356	$130.824	$103.561	$135.396	$122.591
Accumulation unit value at end of period	$146.808	$142.356	$130.824	$103.561	$135.396
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$13.268	$12.151	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.501	$13.268	$12.151	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$16.060	$13.192	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.185	$16.060	$13.192	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.747	$10.876	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.725	$11.747	$10.876	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$10.156	$9.977	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.231	$10.156	$9.977	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$10.232	$9.958	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.200	$10.232	$9.958	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$14.389	$12.375	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.416	$14.389	$12.375	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$13.263	$11.970	$10.000	N/A	N/A
Accumulation unit value at end of period	$14.426	$13.263	$11.970	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$17.734	$14.455	$10.000	N/A	N/A
Accumulation unit value at end of period	$22.232	$17.734	$14.455	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$14.651	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$8.077	$6.746	$4.658	$5.222	$4.212
Accumulation unit value at end of period++	N/A	$8.077	$6.746	$4.658	$5.222
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	$17.766	$16.030	$12.484	$12.962	$10.894
Accumulation unit value at end of period	$24.969	$17.766	$16.030	$12.484	$12.962
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.076	$10.236	N/A	N/A	N/A
Accumulation unit value at end of period	$11.382	$11.076	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$10.752	$10.047	N/A	N/A	N/A
Accumulation unit value at end of period	$10.824	$10.752	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A

Subaccount	2005	2004	2003	2002	2001
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$11.194	$10.394	N/A	N/A	N/A
Accumulation unit value at end of period	$12.234	$11.194	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$11.396	$10.089	N/A	N/A	N/A
Accumulation unit value at end of period	$13.129	$11.396	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$11.504	$10.270	N/A	N/A	N/A
Accumulation unit value at end of period	$12.422	$11.504	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$15.417	$13.240	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.790	$15.417	$13.240	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$14.641	$12.294	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.731	$14.641	$12.294	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$17.368	$13.883	$10.378	$13.465	$11.137
Accumulation unit value at end of period	$17.671	$17.368	$13.883	$10.378	$13.465
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$29.993	$28.094	$25.039	$27.206	$26.039
Accumulation unit value at end of period	$31.853	$29.993	$28.094	$25.039	$27.206
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$22.202	$21.593	$16.662	$23.048	$20.098
Accumulation unit value at end of period	$22.779	$22.202	$21.593	$16.662	$23.048
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*	$26.909	$22.654	$17.044	$24.042	$21.043
Accumulation unit value at end of period	$29.731	$26.909	$22.654	$17.044	$24.042
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$15.481	$13.359	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.753	$15.481	$13.359	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$15.579	$13.412	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.852	$15.579	$13.412	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*	$28.492	$27.642	$22.661	$30.922	$27.370
Accumulation unit value at end of period	$29.675	$28.492	$27.642	$22.661	$30.922
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$12.895	$12.295	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.303	$12.895	$12.295	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$16.517	$14.124	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.535	$16.517	$14.124	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$11.820	$11.050	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.862	$11.820	$11.050	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$12.970	$12.080	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.492	$12.970	$12.080	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$16.053	$13.693	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.328	$16.053	$13.693	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A

Subaccount	2005	2004	2003	2002	2001
Oppenheimer MidCap Growth Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$14.084	$11.988	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.517	$14.084	$11.988	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$11.516	$10.796	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.611	$11.516	$10.796	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	$5.063	$4.895	$3.989	$5.745	$5.204
Accumulation unit value at end of period+	N/A	$5.063	$4.895	$3.989	$5.745
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	$1.604	$1.464	$1.122	$1.539	$1.367
Accumulation unit value at end of period+	N/A	$1.604	$1.464	$1.122	$1.539
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—

Additional Contract Options Elected (0.40%)

Guaranteed Retirement Income Benefit—7 year

(Separate Account Charges of 1.70% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.70%

Subaccount	2005	2004	2003	2002	2001
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period**	$13.033	$12.197	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.573	$13.033	$12.197	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period**	$12.500	$11.819	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.293	$12.500	$11.819	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period**	$17.532	$13.055	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.694	$17.532	$13.055	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	—	N/A	N/A
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period**	$14.188	$11.678	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.300	$14.188	$11.678	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Alger American Growth Subaccount
Accumulation unit value at beginning of period*	$46.896	$45.210	$34.017	$51.630	$45.572
Accumulation unit value at end of period	$51.664	$46.896	$45.210	$34.017	$51.630
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*	$31.590	$28.422	$19.557	$28.230	$23.808
Accumulation unit value at end of period	$34.116	$31.590	$28.422	$19.557	$28.230
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*	$36.346	$31.711	$22.656	$31.232	$26.645
Accumulation unit value at end of period	$41.774	$36.346	$31.711	$22.656	$31.232
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.086	$6.378	$5.015	$6.325	$5.752
Accumulation unit value at end of period	$7.291	$7.086	$6.378	$5.015	$6.325
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.375	$8.339	$6.577	$7.655	$6.716
Accumulation unit value at end of period	$9.683	$9.375	$8.339	$6.577	$7.655
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$12.477	$10.157	$7.230	$8.314	$6.933
Accumulation unit value at end of period	$15.696	$12.477	$10.157	$7.230	$8.314
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—

Subaccount	2005	2004	2003	2002	2001
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$14.130	$12.581	$10.00	N/A	N/A
Accumulation unit value at end of period	$15.136	$14.130	$12.581	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.297	$23.266	$18.778	$26.878	$24.518
Accumulation unit value at end of period	$24.756	$24.297	$23.266	$18.778	$26.878
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount
Accumulation unit value at beginning of period**	$15.784	$13.583	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.641	$15.784	$13.583	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
DW Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.298	$8.008	$7.752	$7.323	$7.386
Accumulation unit value at end of period	$8.372	$8.298	$8.008	$7.752	$7.323
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$18.843	$17.747	$14.224	$20.428	$17.768
Accumulation unit value at end of period	$20.188	$18.843	$17.747	$14.224	$20.428
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.110	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$12.278	$10.716	$8.531	$10.628	$10.567
Accumulation unit value at end of period	$14.026	$12.278	$10.716	$8.531	$10.628
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$7.226	$6.882	$5.935	$7.115	$6.714
Accumulation unit value at end of period	$7.411	$7.226	$6.882	$5.935	$7.115
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.453	$1.414	$1.368	$1.288	$1.299
Accumulation unit value at end of period	$1.461	$1.453	$1.414	$1.368	$1.288
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Dreman Small Cap Value VIP Subaccount (formerly SVS Dreman Small Cap Value Subaccount)
Accumulation unit value at beginning of period*	$1.940	$1.565	$1.121	$1.286	$1.093
Accumulation unit value at end of period	$2.103	$1.940	$1.565	$1.121	$1.286
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.237	$2.193	$2.181	$2.053	$2.065
Accumulation unit value at end of period	$2.256	$2.237	$2.193	$2.181	$2.053
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	1	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$7.404	$6.699	$5.467	$5.576	$5.298
Accumulation unit value at end of period	$7.564	$7.404	$6.699	$5.467	$5.576
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$1.954	$1.680	$1.316	$1.547	$1.423
Accumulation unit value at end of period	$2.200	$1.954	$1.680	$1.316	$1.547
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.123	$1.961	$1.504	$1.800	$1.666
Accumulation unit value at end of period	$2.128	$2.123	$1.961	$1.504	$1.800
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	1	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.577	$2.597	$2.622	$2.631	$2.629
Accumulation unit value at end of period	$2.605	$2.577	$2.597	$2.622	$2.631
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.987	$1.820	$1.392	$2.128	$1.684
Accumulation unit value at end of period	$2.092	$1.987	$1.820	$1.392	$2.128
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	1	—

Subaccount	2005	2004	2003	2002	2001
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.847	$0.845	$0.586	$0.925	$0.713
Accumulation unit value at end of period	$0.864	$0.847	$0.845	$0.586	$0.925
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$24.112	$23.252	$20.044	$22.334	$20.697
Accumulation unit value at end of period	$24.669	$24.112	$23.252	$20.044	$22.334
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$32.292	$28.441	$22.515	$25.260	$23.589
Accumulation unit value at end of period	$37.132	$32.292	$28.441	$22.515	$25.260
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$35.109	$32.016	$24.983	$30.592	$27.939
Accumulation unit value at end of period	$36.549	$35.109	$32.016	$24.983	$30.592
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$45.781	$45.040	$34.479	$50.170	$42.976
Accumulation unit value at end of period	$47.629	$45.781	$45.040	$34.479	$50.170
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$142.129	$130.680	$103.497	$135.379	$122.591
Accumulation unit value at end of period	$146.502	$142.129	$130.680	$103.497	$135.379
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$13.258	$12.147	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.483	$13.258	$12.147	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$16.046	$13.188	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.162	$16.046	$13.188	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.737	$10.872	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.709	$11.737	$10.872	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$10.147	$9.974	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.218	$10.147	$9.974	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$10.224	$9.955	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.186	$10.224	$9.955	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$14.377	$12.371	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.395	$14.377	$12.371	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$13.252	$11.967	$10.000	N/A	N/A
Accumulation unit value at end of period	$14.407	$13.252	$11.967	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$17.719	$14.450	$10.000	N/A	N/A
Accumulation unit value at end of period	$22.203	$17.719	$14.450	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A

Subaccount	2005	2004	2003	2002	2001
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$14.651	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$8.064	$6.738	$4.655	$5.222	$4.212
Accumulation unit value at end of period++	N/A	$8.064	$6.738	$4.655	$5.222
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	$17.738	$16.013	$12.476	$12.960	$10.894
Accumulation unit value at end of period	$24.917	$17.738	$16.013	$12.476	$12.960
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.070	$10.235	N/A	N/A	N/A
Accumulation unit value at end of period	$11.371	$11.070	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$10.746	$10.045	N/A	N/A	N/A
Accumulation unit value at end of period	$10.813	$10.746	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$11.188	$10.392	N/A	N/A	N/A
Accumulation unit value at end of period	$12.222	$11.188	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$11.390	$10.087	N/A	N/A	N/A
Accumulation unit value at end of period	$13.116	$11.390	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$11.498	$10.268	N/A	N/A	N/A
Accumulation unit value at end of period	$12.409	$11.498	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$15.405	$13.236	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.768	$15.405	$13.236	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$14.629	$12.290	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.711	$14.629	$12.290	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$17.340	$13.868	$10.372	$13.464	$11.137
Accumulation unit value at end of period	$17.634	$17.340	$13.868	$10.372	$13.464
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$29.945	$28.063	$25.024	$27.202	$26.039
Accumulation unit value at end of period	$31.787	$29.945	$28.063	$25.024	$27.202
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$22.166	$21.570	$16.652	$23.045	$20.098
Accumulation unit value at end of period	$22.731	$22.166	$21.570	$16.652	$23.045
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*	$26.866	$22.629	$17.034	$24.039	$21.043
Accumulation unit value at end of period	$29.669	$26.866	$22.629	$17.034	$24.039
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$15.468	$13.355	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.732	$15.468	$13.355	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$15.566	$13.408	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.832	$15.566	$13.408	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A

Subaccount	2005	2004	2003	2002	2001
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*	$28.447	$27.612	$22.647	$30.918	$27.370
Accumulation unit value at end of period	$29.613	$28.447	$27.612	$22.647	$30.918
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	0	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$12.884	$12.291	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.286	$12.884	$12.291	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$16.504	$14.120	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.511	$16.504	$14.120	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$11.810	$11.047	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.846	$11.810	$11.047	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$12.959	$12.076	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.475	$12.959	$12.076	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$16.040	$13.688	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.305	$16.040	$13.688	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer MidCap Growth Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$14.073	$11.984	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.497	$14.073	$11.984	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$11.507	$10.793	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.595	$11.507	$10.793	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	$5.062	$4.896	$3.993	$5.752	$5.211
Accumulation unit value at end of period+	N/A	$5.062	$4.896	$3.993	$5.752
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	$1.601	$1.462	$1.121	$1.539	$1.367
Accumulation unit value at end of period+	N/A	$1.601	$1.462	$1.121	$1.539
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—

Additional Contract Options Elected (0.40%)

Guaranteed Retirement Income Benefit—7 year

(Separate Account Charges of 1.70% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.70%

Subaccount	2005	2004	2003	2002	2001
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period**	$13.033	$12.197	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.573	$13.033	$12.197	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period**	$12.500	$11.819	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.293	$12.500	$11.819	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period**	$17.532	$13.055	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.694	$17.532	$13.055	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period**	$14.188	$11.678	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.300	$14.188	$11.678	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A

Subaccount	2005	2004	2003	2002	2001
Alger American Growth Subaccount
Accumulation unit value at beginning of period*	$46.896	$45.210	$34.017	$51.630	$45.572
Accumulation unit value at end of period	$51.664	$46.896	$45.210	$34.017	$51.630
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*	$31.590	$28.422	$19.557	$28.230	$23.808
Accumulation unit value at end of period	$34.116	$31.590	$28.422	$19.557	$28.230
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*	$36.346	$31.711	$22.656	$31.232	$26.645
Accumulation unit value at end of period	$41.774	$36.346	$31.711	$22.656	$31.232
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.086	$6.378	$5.015	$6.325	$5.752
Accumulation unit value at end of period	$7.291	$7.086	$6.378	$5.015	$6.325
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.375	$8.339	$6.577	$7.655	$6.716
Accumulation unit value at end of period	$9.683	$9.375	$8.339	$6.577	$7.655
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$12.477	$10.157	$7.230	$8.314	$6.933
Accumulation unit value at end of period	$15.696	$12.477	$10.157	$7.230	$8.314
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$14.130	$12.581	$10.00	N/A	N/A
Accumulation unit value at end of period	$15.136	$14.130	$12.581	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.297	$23.266	$18.778	$26.878	$24.518
Accumulation unit value at end of period	$24.756	$24.297	$23.266	$18.778	$26.878
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount
Accumulation unit value at beginning of period**	$15.784	$13.583	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.641	$15.784	$13.583	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.298	$8.008	$7.752	$7.323	$7.386
Accumulation unit value at end of period	$8.372	$8.298	$8.008	$7.752	$7.323
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$18.843	$17.747	$14.224	$20.428	$17.768
Accumulation unit value at end of period	$20.188	$18.843	$17.747	$14.224	$20.428
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.110	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$12.278	$10.716	$8.531	$10.628	$10.567
Accumulation unit value at end of period	$14.026	$12.278	$10.716	$8.531	$10.628
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$6.733	$6.412	$5.529	$6.629	$6.256
Accumulation unit value at end of period	$6.905	$6.733	$6.412	$5.529	$6.629
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.453	$1.414	$1.368	$1.288	$1.299
Accumulation unit value at end of period	$1.461	$1.453	$1.414	$1.368	$1.288
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Dreman Small Cap Value VIP Subaccount (formerly SVS Dreman Small Cap Value Subaccount)
Accumulation unit value at beginning of period*	$1.940	$1.565	$1.121	$1.286	$1.093
Accumulation unit value at end of period	$2.103	$1.940	$1.565	$1.121	$1.286
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.237	$2.193	$2.181	$2.053	$2.065
Accumulation unit value at end of period	$2.256	$2.237	$2.193	$2.181	$2.053
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—

Subaccount	2005	2004	2003	2002	2001
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$7.213	$6.526	$5.325	$5.432	$5.161
Accumulation unit value at end of period	$7.368	$7.213	$6.526	$5.325	$5.432
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$1.954	$1.680	$1.316	$1.547	$1.423
Accumulation unit value at end of period	$2.200	$1.954	$1.680	$1.316	$1.547
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.123	$1.961	$1.504	$1.800	$1.666
Accumulation unit value at end of period	$2.128	$2.123	$1.961	$1.504	$1.800
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.577	$2.597	$2.622	$2.631	$2.629
Accumulation unit value at end of period	$2.605	$2.577	$2.597	$2.622	$2.631
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.987	$1.820	$1.392	$2.128	$1.684
Accumulation unit value at end of period	$2.092	$1.987	$1.820	$1.392	$2.128
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.847	$0.845	$0.586	$0.925	$0.713
Accumulation unit value at end of period	$0.864	$0.847	$0.845	$0.586	$0.925
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$24.112	$23.252	$20.044	$22.334	$20.697
Accumulation unit value at end of period	$24.669	$24.112	$23.252	$20.044	$22.334
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$32.292	$28.441	$22.515	$25.260	$23.589
Accumulation unit value at end of period	$37.132	$32.292	$28.441	$22.515	$25.260
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$35.109	$32.016	$24.983	$30.592	$27.939
Accumulation unit value at end of period	$36.549	$35.109	$32.016	$24.983	$30.592
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$45.781	$45.040	$34.479	$50.170	$42.976
Accumulation unit value at end of period	$47.629	$45.781	$45.040	$34.479	$50.170
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$142.129	$130.680	$103.497	$135.379	$122.591
Accumulation unit value at end of period	$146.502	$142.129	$130.680	$103.497	$135.379
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$13.258	$12.147	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.483	$13.258	$12.147	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$16.046	$13.188	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.162	$16.046	$13.188	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A

Subaccount	2005	2004	2003	2002	2001
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.737	$10.872	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.709	$11.737	$10.872	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$10.147	$9.974	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.218	$10.147	$9.974	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$10.224	$9.955	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.186	$10.224	$9.955	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$14.377	$12.371	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.395	$14.377	$12.371	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$13.252	$11.967	$10.000	N/A	N/A
Accumulation unit value at end of period	$14.407	$13.252	$11.967	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$17.719	$14.450	$10.000	N/A	N/A
Accumulation unit value at end of period	$22.203	$17.719	$14.450	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$14.651	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$8.064	$6.738	$4.655	$5.222	$4.212
Accumulation unit value at end of period++	N/A	$8.064	$6.738	$4.655	$5.222
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	$17.738	$16.013	$12.476	$12.960	$10.894
Accumulation unit value at end of period	$24.917	$17.738	$16.013	$12.476	$12.960
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.070	$10.235	N/A	N/A	N/A
Accumulation unit value at end of period	$11.371	$11.070	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$10.746	$10.045	N/A	N/A	N/A
Accumulation unit value at end of period	$10.813	$10.746	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$11.188	$10.392	N/A	N/A	N/A
Accumulation unit value at end of period	$12.222	$11.188	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$11.390	$10.087	N/A	N/A	N/A
Accumulation unit value at end of period	$13.116	$11.390	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$11.498	$10.268	N/A	N/A	N/A
Accumulation unit value at end of period	$12.409	$11.498	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$15.405	$13.236	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.768	$15.405	$13.236	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$14.629	$12.290	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.711	$14.629	$12.290	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A

Subaccount	2005	2004	2003	2002	2001
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$17.340	$13.868	$10.372	$13.464	$11.137
Accumulation unit value at end of period	$17.634	$17.340	$13.868	$10.372	$13.464
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$29.945	$28.063	$25.024	$27.202	$26.039
Accumulation unit value at end of period	$31.787	$29.945	$28.063	$25.024	$27.202
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$22.166	$21.570	$16.652	$23.045	$20.098
Accumulation unit value at end of period	$22.731	$22.166	$21.570	$16.652	$23.045
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*	$26.866	$22.629	$17.034	$24.039	$21.043
Accumulation unit value at end of period	$29.669	$26.866	$22.629	$17.034	$24.039
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$15.468	$13.355	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.732	$15.468	$13.355	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$15.566	$13.408	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.832	$15.566	$13.408	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*	$28.447	$27.612	$22.647	$30.918	$27.370
Accumulation unit value at end of period	$29.613	$28.447	$27.612	$22.647	$30.918
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$12.884	$12.291	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.286	$12.884	$12.291	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$16.504	$14.120	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.511	$16.504	$14.120	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$11.810	$11.047	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.846	$11.810	$11.047	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—		N/A	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$12.959	$12.076	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.475	$12.959	$12.076	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$16.040	$13.688	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.305	$16.040	$13.688	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer MidCap Growth Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$14.073	$11.984	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.497	$14.073	$11.984	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$11.507	$10.793	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.595	$11.507	$10.793	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	$5.055	$4.889	$3.987	$5.744	$5.204
Accumulation unit value at end of period+	N/A	$5.055	$4.889	$3.987	$5.744
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	$1.601	$1.462	$1.121	$1.539	$1.367
Accumulation unit value at end of period+	N/A	$1.601	$1.462	$1.121	$1.539
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—

Additional Contract Options Elected (0.45%)

Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.75% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.75%

Subaccount	2005	2004	2003	2002	2001
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period**	$13.023	$12.193	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.555	$13.023	$12.193	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period**	$12.490	$11.815	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.276	$12.490	$11.815	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	—	N/A	N/A
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period**	$17.517	$13.051	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.668	$17.517	$13.051	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period**	$14.176	$11.675	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.279	$14.176	$11.675	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Alger American Growth Subaccount
Accumulation unit value at beginning of period*	$46.821	$45.160	$33.996	$51.624	$45.572
Accumulation unit value at end of period	$51.555	$46.821	$45.160	$33.996	$51.624
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	1	1	0
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*	$31.540	$28.390	$19.545	$28.227	$23.808
Accumulation unit value at end of period	$34.044	$31.540	$28.390	$19.545	$28.227
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	3	1	0
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*	$36.288	$31.676	$22.642	$31.228	$26.645
Accumulation unit value at end of period	$41.687	$36.288	$31.676	$22.642	$31.228
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	2	1
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.075	$6.371	$5.011	$6.324	$5.752
Accumulation unit value at end of period	$7.275	$7.075	$6.371	$5.011	$6.324
Number of accumulation units outstanding at end of period (000’s omitted)	1	4	8	4	2
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.360	$8.330	$6.573	$7.654	$6.716
Accumulation unit value at end of period	$9.663	$9.360	$8.330	$6.573	$7.654
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	2	2	0
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$12.457	$10.146	$7.225	$8.313	$6.933
Accumulation unit value at end of period	$15.663	$12.457	$10.146	$7.225	$8.313
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$14.119	$12.577	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.117	$14.119	$12.577	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	N/A	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.258	$23.240	$18.766	$26.875	$24.518
Accumulation unit value at end of period	$24.704	$24.258	$23.240	$18.766	$26.875
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	1	0
Dreyfus VIF Small Company Stock Subaccount
Accumulation unit value at beginning of period**	$15.771	$13.578	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.620	$15.771	$13.578	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.284	$7.999	$7.747	$7.322	$7.386
Accumulation unit value at end of period	$8.354	$8.284	$7.999	$7.747	$7.322
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	0
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$18.813	$17.727	$14.215	$20.425	$17.768
Accumulation unit value at end of period	$20.146	$18.813	$17.727	$14.215	$20.425
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	1	—

Subaccount	2005	2004	2003	2002	2001
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.106	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$12.259	$10.704	$8.525	$10.626	$10.566
Accumulation unit value at end of period	$13.996	$12.259	$10.704	$8.525	$10.626
Number of accumulation units outstanding at end of period (000’s omitted)	1	2	1	1	0
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$7.215	$6.875	$5.931	$7.114	$6.714
Accumulation unit value at end of period	$7.396	$7.215	$6.875	$5.931	$7.114
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	0	0	0
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.451	$1.412	$1.367	$1.288	$1.299
Accumulation unit value at end of period	$1.458	$1.451	$1.412	$1.367	$1.288
Number of accumulation units outstanding at end of period (000’s omitted)	41	41	1	10	10
DWS Dreman Small Cap Value VIP Subaccount (formerly SVS Dreman Small Cap Value Subaccount)
Accumulation unit value at beginning of period*	$1.937	$1.564	$1.120	$1.286	$1.093
Accumulation unit value at end of period	$2.098	$1.937	$1.564	$1.120	$1.286
Number of accumulation units outstanding at end of period (000’s omitted)	21	16	9	5	1
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.233	$2.190	$2.180	$2.052	$2.065
Accumulation unit value at end of period	$2.252	$2.233	$2.190	$2.180	$2.052
Number of accumulation units outstanding at end of period (000’s omitted)	40	40	158	196	3
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$7.392	$6.691	$5.463	$5.576	$5.297
Accumulation unit value at end of period	$7.548	$7.392	$6.691	$5.463	$5.576
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$1.950	$1.678	$1.315	$1.547	$1.423
Accumulation unit value at end of period	$2.195	$1.950	$1.678	$1.315	$1.547
Number of accumulation units outstanding at end of period (000’s omitted)	7	7	7	6	4
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.119	$1.959	$1.503	$1.799	$1.666
Accumulation unit value at end of period	$2.124	$2.119	$1.959	$1.503	$1.799
Number of accumulation units outstanding at end of period (000’s omitted)	34	32	20	16	2
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.573	$2.594	$2.621	$2.630	$2.629
Accumulation unit value at end of period	$2.599	$2.573	$2.594	$2.621	$2.630
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	1
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.984	$1.818	$1.392	$2.128	$1.684
Accumulation unit value at end of period	$2.088	$1.984	$1.818	$1.392	$2.128
Number of accumulation units outstanding at end of period (000’s omitted)	6	6	3	10	0
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.846	$0.844	$0.586	$0.925	$0.713
Accumulation unit value at end of period	$0.862	$0.846	$0.844	$0.586	$0.925
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	—	0	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$24.074	$23.226	$20.031	$22.331	$20.697
Accumulation unit value at end of period	$24.618	$24.074	$23.226	$20.031	$22.331
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$32.240	$28.409	$22.501	$25.257	$23.589
Accumulation unit value at end of period	$37.055	$32.240	$28.409	$22.501	$25.257
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	0	1	1
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$35.053	$31.980	$24.967	$30.588	$27.939
Accumulation unit value at end of period	$36.472	$35.053	$31.980	$24.967	$30.588
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	3	2	1
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$45.708	$44.990	$34.458	$50.164	$42.976
Accumulation unit value at end of period	$47.529	$45.708	$44.990	$34.458	$50.164
Number of accumulation units outstanding at end of period (000’s omitted)	0	1	0	0	0

Subaccount	2005	2004	2003	2002	2001
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$141.901	$130.535	$103.433	$135.362	$122.590
Accumulation unit value at end of period	$146.195	$141.901	$130.535	$103.433	$135.362
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$13.247	$12.143	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.466	$13.247	$12.143	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$16.033	$13.184	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.140	$16.033	$13.184	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.727	$10.868	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.694	$11.727	$10.868	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$10.139	$9.970	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.205	$10.139	$9.970	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	2	N/A	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$10.216	$9.951	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.173	$10.216	$9.951	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	2	N/A	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$14.365	$12.367	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.373	$14.365	$12.367	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	—	—	N/A	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$13.241	$11.963	$10.000	N/A	N/A
Accumulation unit value at end of period	$14.388	$13.241	$11.963	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$17.705	$14.445	$10.000	N/A	N/A
Accumulation unit value at end of period	$22.174	$17.705	$14.445	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$14.650	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$8.051	$6.731	$4.652	$5.221	$4.212
Accumulation unit value at end of period++	N/A	$8.051	$6.731	$4.652	$5.221
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	$17.710	$15.995	$12.468	$12.958	$10.894
Accumulation unit value at end of period	$24.865	$17.710	$15.995	$12.468	$12.958
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	—	0	0
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.065	$10.233	N/A	N/A	N/A
Accumulation unit value at end of period	$11.360	$11.065	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Equity Index Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$10.741	$10.044	N/A	N/A	N/A
Accumulation unit value at end of period	$10.802	$10.741	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	2	N/A	N/A	N/A

Subaccount	2005	2004	2003	2002	2001
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$11.182	$10.390	N/A	N/A	N/A
Accumulation unit value at end of period	$12.209	$11.182	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	—	N/A	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$11.385	$10.085	N/A	N/A	N/A
Accumulation unit value at end of period	$13.102	$11.385	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$11.492	$10.266	N/A	N/A	N/A
Accumulation unit value at end of period	$12.397	$11.492	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$15.392	$13.231	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.746	$15.392	$13.231	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	3	3	N/A	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$14.617	$12.286	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.690	$14.617	$12.286	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	—	N/A	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$17.313	$13.853	$10.365	$13.462	$11.137
Accumulation unit value at end of period	$17.597	$17.313	$13.853	$10.365	$13.462
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	2	1	0
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$29.897	$28.031	$25.008	$27.199	$26.039
Accumulation unit value at end of period	$31.720	$29.897	$28.031	$25.008	$27.199
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	0	2	0
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$22.131	$21.546	$16.642	$23.042	$20.098
Accumulation unit value at end of period	$22.683	$22.131	$21.546	$16.642	$23.042
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	3	3	1
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*	$26.823	$22.604	$17.023	$24.036	$21.043
Accumulation unit value at end of period	$29.607	$26.823	$22.604	$17.023	$24.036
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	0
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$15.455	$13.350	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.710	$15.455	$13.350	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	—	N/A	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$15.554	$13.403	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.811	$15.554	$13.403	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	—	N/A	N/A
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*	$28.401	$27.581	$22.633	$30.914	$27.370
Accumulation unit value at end of period	$29.551	$28.401	$27.581	$22.633	$30.914
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	1	0
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$12.874	$12.287	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.268	$12.874	$12.287	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$16.490	$14.115	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.486	$16.490	$14.115	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	—	N/A	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$11.800	$11.043	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.830	$11.800	$11.043	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$12.949	$12.072	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.457	$12.949	$12.072	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	—	N/A	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$16.027	$13.684	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.283	$16.027	$13.684	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	0	N/A	N/A

Subaccount	2005	2004	2003	2002	2001
Oppenheimer MidCap Growth Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$14.061	$11.980	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.476	$14.061	$11.980	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$11.497	$10.789	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.580	$11.497	$10.789	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	1	—	N/A	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	$5.054	$4.891	$3.990	$5.751	$5.211
Accumulation unit value at end of period+	N/A	$5.054	$4.891	$3.990	$5.751
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	0	0	0	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	$1.598	$1.461	$1.120	$1.538	$1.367
Accumulation unit value at end of period+	N/A	$1.598	$1.461	$1.120	$1.538
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	21	21

Additional Contract Options Elected (0.45%)

Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.75% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.75%

Subaccount	2005	2004	2003	2002	2001
AIM V.I. Financial Services Subaccount (formerly INVESCO VIF-Financial Services Subaccount)
Accumulation unit value at beginning of period**	$13.023	$12.193	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.555	$13.023	$12.193	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period**	$12.490	$11.815	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.276	$12.490	$11.815	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period**	$17.517	$13.051	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.668	$17.517	$13.051	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period**	$14.176	$11.675	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.279	$14.176	$11.675	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Alger American Growth Subaccount
Accumulation unit value at beginning of period*	$46.821	$45.160	$33.996	$51.624	$45.572
Accumulation unit value at end of period	$51.555	$46.821	$45.160	$33.996	$51.624
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	—	—
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*	$31.540	$28.390	$19.545	$28.227	$23.808
Accumulation unit value at end of period	$34.044	$31.540	$28.390	$19.545	$28.227
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*	$36.288	$31.676	$22.642	$31.228	$26.645
Accumulation unit value at end of period	$41.687	$36.288	$31.676	$22.642	$31.228
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.075	$6.371	$5.011	$6.324	$5.752
Accumulation unit value at end of period	$7.275	$7.075	$6.371	$5.011	$6.324
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.360	$8.330	$6.573	$7.654	$6.716
Accumulation unit value at end of period	$9.663	$9.360	$8.330	$6.573	$7.654
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$12.457	$10.146	$7.225	$8.313	$6.933
Accumulation unit value at end of period	$15.663	$12.457	$10.146	$7.225	$8.313
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—

Subaccount	2005	2004	2003	2002	2001
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$14.119	$12.577	$10.00	N/A	N/A
Accumulation unit value at end of period	$15.117	$14.119	$12.577	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.258	$23.240	$18.766	$26.875	$24.518
Accumulation unit value at end of period	$24.704	$24.258	$23.240	$18.766	$26.875
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount
Accumulation unit value at beginning of period**	$15.771	$13.578	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.620	$15.771	$13.578	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.284	$7.999	$7.747	$7.322	$7.386
Accumulation unit value at end of period	$8.354	$8.284	$7.999	$7.747	$7.322
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$18.813	$17.727	$14.215	$20.425	$17.768
Accumulation unit value at end of period	$20.146	$18.813	$17.727	$14.215	$20.425
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.106	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$12.259	$10.704	$8.525	$10.626	$10.566
Accumulation unit value at end of period	$13.996	$12.259	$10.704	$8.525	$10.626
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount
Accumulation unit value at beginning of period*	$6.722	$6.405	$5.526	$6.628	$6.256
Accumulation unit value at end of period	$6.891	$6.722	$6.405	$5.526	$6.628
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.451	$1.412	$1.367	$1.288	$1.299
Accumulation unit value at end of period	$1.458	$1.451	$1.412	$1.367	$1.288
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Dreman Small Cap Value VIP Subaccount (formerly SVS Dreman Small Cap Value Subaccount)
Accumulation unit value at beginning of period*	$1.937	$1.564	$1.120	$1.286	$1.093
Accumulation unit value at end of period	$2.098	$1.937	$1.564	$1.120	$1.286
Number of accumulation units outstanding at end of period (000’s omitted)	5	4	3	2	0
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.233	$2.190	$2.180	$2.052	$2.065
Accumulation unit value at end of period	$2.252	$2.233	$2.190	$2.180	$2.052
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$7.201	$6.518	$5.322	$5.432	$5.161
Accumulation unit value at end of period	$7.353	$7.201	$6.518	$5.322	$5.432
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$1.950	$1.678	$1.315	$1.547	$1.423
Accumulation unit value at end of period	$2.195	$1.950	$1.678	$1.315	$1.547
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.119	$1.959	$1.503	$1.799	$1.666
Accumulation unit value at end of period	$2.124	$2.119	$1.959	$1.503	$1.799
Number of accumulation units outstanding at end of period (000’s omitted)	4	3	2	1	0
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.573	$2.594	$2.621	$2.630	$2.629
Accumulation unit value at end of period	$2.599	$2.573	$2.594	$2.621	$2.630
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	1	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.984	$1.818	$1.392	$2.128	$1.684
Accumulation unit value at end of period	$2.088	$1.984	$1.818	$1.392	$2.128
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—

Subaccount	2005	2004	2003	2002	2001
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.846	$0.844	$0.586	$0.925	$0.713
Accumulation unit value at end of period	$0.862	$0.846	$0.844	$0.586	$0.925
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$24.074	$23.226	$20.031	$22.331	$20.697
Accumulation unit value at end of period	$24.618	$24.074	$23.226	$20.031	$22.331
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$32.240	$28.409	$22.501	$25.257	$23.589
Accumulation unit value at end of period	$37.055	$32.240	$28.409	$22.501	$25.257
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$35.053	$31.980	$24.967	$30.588	$27.939
Accumulation unit value at end of period	$36.472	$35.053	$31.980	$24.967	$30.588
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$45.708	$44.990	$34.458	$50.164	$42.976
Accumulation unit value at end of period	$47.529	$45.708	$44.990	$34.458	$50.164
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$141.901	$130.535	$103.433	$135.362	$122.590
Accumulation unit value at end of period	$146.195	$141.901	$130.535	$103.433	$135.362
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	0
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$13.247	$12.143	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.466	$13.247	$12.143	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$16.033	$13.184	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.140	$16.033	$13.184	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.727	$10.868	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.694	$11.727	$10.868	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$10.139	$9.970	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.205	$10.139	$9.970	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$10.216	$9.951	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.173	$10.216	$9.951	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$14.365	$12.367	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.373	$14.365	$12.367	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$13.241	$11.963	$10.000	N/A	N/A
Accumulation unit value at end of period	$14.388	$13.241	$11.963	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$17.705	$14.445	$10.000	N/A	N/A
Accumulation unit value at end of period	$22.174	$17.705	$14.445	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A

Subaccount	2005	2004	2003	2002	2001
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$14.650	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$8.051	$6.731	$4.652	$5.221	$4.212
Accumulation unit value at end of period++	N/A	$8.051	$6.731	$4.652	$5.221
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	$17.710	$15.995	$12.468	$12.958	$10.894
Accumulation unit value at end of period	$24.865	$17.710	$15.995	$12.468	$12.958
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.065	$10.233	N/A	N/A	N/A
Accumulation unit value at end of period	$11.360	$11.065	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$10.741	$10.044	N/A	N/A	N/A
Accumulation unit value at end of period	$10.802	$10.741	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$11.182	$10.390	N/A	N/A	N/A
Accumulation unit value at end of period	$12.209	$11.182	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$11.385	$10.085	N/A	N/A	N/A
Accumulation unit value at end of period	$13.102	$11.385	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$11.492	$10.266	N/A	N/A	N/A
Accumulation unit value at end of period	$12.397	$11.492	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$15.392	$13.231	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.746	$15.392	$13.231	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$14.617	$12.286	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.690	$14.617	$12.286	N/A	N/A
Number of accumulation units outstanding at end of period	—	—	—	N/A	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$17.313	$13.853	$10.365	$13.462	$11.137
Accumulation unit value at end of period	$17.597	$17.313	$13.853	$10.365	$13.462
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$29.897	$28.031	$25.008	$27.199	$26.039
Accumulation unit value at end of period	$31.720	$29.897	$28.031	$25.008	$27.199
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$22.131	$21.546	$16.642	$23.042	$20.098
Accumulation unit value at end of period	$22.683	$22.131	$21.546	$16.642	$23.042
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*	$26.823	$22.604	$17.023	$24.036	$21.043
Accumulation unit value at end of period	$29.607	$26.823	$22.604	$17.023	$24.036
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$15.455	$13.350	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.710	$15.455	$13.350	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$15.554	$13.403	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.811	$15.554	$13.403	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*	$28.401	$27.581	$22.633	$30.914	$27.370
Accumulation unit value at end of period	$29.551	$28.401	$27.581	$22.633	$30.914
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—

Subaccount	2005	2004	2003	2002	2001
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$12.874	$12.287	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.268	$12.874	$12.287	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$16.490	$14.115	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.486	$16.490	$14.115	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$11.800	$11.043	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.830	$11.800	$11.043	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$12.949	$12.072	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.457	$12.949	$12.072	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$16.027	$13.684	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.283	$16.027	$13.684	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer MidCap Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$14.061	$11.980	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.476	$14.061	$11.980	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$11.497	$10.789	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.580	$11.497	$10.789	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	$5.046	$4.884	$3.984	$5.743	$5.204
Accumulation unit value at end of period+	N/A	$5.046	$4.884	$3.984	$5.743
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	$1.598	$1.461	$1.120	$1.538	$1.367
Accumulation unit value at end of period+	N/A	$1.598	$1.461	$1.120	$1.538
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—

Additional Contract Options Elected (0.55%)

Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit—7 year

(Separate Account Charges of 1.85% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.85%

Subaccount	2005	2004	2003	2002	2001
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period**	$13.001	$12.185	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.520	$13.001	$12.185	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period**	$12.469	$11.807	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.241	$12.469	$11.807	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period**	$17.489	$13.042	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.616	$17.489	$13.042	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period**	$14.153	$11.667	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.236	$14.153	$11.667	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Alger American Growth Subaccount
Accumulation unit value at beginning of period*	$46.671	$45.060	$33.954	$51.610	$45.572
Accumulation unit value at end of period	$51.340	$46.671	$45.060	$33.954	$51.610
Number of accumulation units outstanding at end of period (000’s omitted)	3	2	2	1	0

Subaccount	2005	2004	2003	2002	2001
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*	$31.439	$28.327	$19.521	$28.219	$23.808
Accumulation unit value at end of period	$33.902	$31.439	$28.327	$19.521	$28.219
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	2	1	0
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*	$36.172	$31.606	$22.614	$31.221	$26.645
Accumulation unit value at end of period	$41.513	$36.172	$31.606	$22.614	$31.221
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.052	$6.357	$5.005	$6.323	$5.752
Accumulation unit value at end of period	$7.245	$7.052	$6.357	$5.005	$6.323
Number of accumulation units outstanding at end of period (000’s omitted)	5	5	5	7	3
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.330	$8.312	$6.564	$7.652	$6.715
Accumulation unit value at end of period	$9.622	$9.330	$8.312	$6.564	$7.652
Number of accumulation units outstanding at end of period (000’s omitted)	12	12	9	6	1
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$12.417	$10.123	$7.216	$8.311	$6.933
Accumulation unit value at end of period	$15.598	$12.417	$10.123	$7.216	$8.311
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$14.096	$12.569	$10.00	N/A	N/A
Accumulation unit value at end of period	$15.077	$14.096	$12.569	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	0	N/A	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.180	$23.189	$18.743	$26.868	$24.518
Accumulation unit value at end of period	$24.601	$24.180	$23.189	$18.743	$26.868
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount
Accumulation unit value at beginning of period**	$15.745	$13.570	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.579	$15.745	$13.570	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.258	$7.982	$7.738	$7.320	$7.386
Accumulation unit value at end of period	$8.319	$8.258	$7.982	$7.738	$7.320
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	1	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$18.752	$17.688	$14.197	$20.420	$17.768
Accumulation unit value at end of period	$20.062	$18.752	$17.688	$14.197	$20.420
Number of accumulation units outstanding at end of period (000’s omitted)	2	1	1	2	2
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.099	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	2	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$12.219	$10.680	$8.515	$10.624	$10.566
Accumulation unit value at end of period	$13.938	$12.219	$10.680	$8.515	$10.624
Number of accumulation units outstanding at end of period (000’s omitted)	5	4	2	2	0
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$7.192	$6.859	$5.924	$7.112	$6.714
Accumulation unit value at end of period	$7.365	$7.192	$6.859	$5.924	$7.112
Number of accumulation units outstanding at end of period (000’s omitted)	4	6	4	1	0
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.446	$1.409	$1.365	$1.287	$1.299
Accumulation unit value at end of period	$1.452	$1.446	$1.409	$1.365	$1.287
Number of accumulation units outstanding at end of period (000’s omitted)	12	12	0	0	—
DWS Dreman Small Cap Value VIP Subaccount (formerly SVS Dreman Small Cap Value Subaccount)
Accumulation unit value at beginning of period*	$1.930	$1.560	$1.119	$1.285	$1.093
Accumulation unit value at end of period	$2.090	$1.930	$1.560	$1.119	$1.285
Number of accumulation units outstanding at end of period (000’s omitted)	36	30	22	22	5
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.226	$2.186	$2.177	$2.052	$2.065
Accumulation unit value at end of period	$2.242	$2.226	$2.186	$2.177	$2.052
Number of accumulation units outstanding at end of period (000’s omitted)	36	36	56	74	13

Subaccount	2005	2004	2003	2002	2001
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$7.369	$6.676	$5.456	$5.574	$5.297
Accumulation unit value at end of period	$7.516	$7.369	$6.676	$5.456	$5.574
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	1	1	0
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$1.944	$1.675	$1.314	$1.547	$1.423
Accumulation unit value at end of period	$2.186	$1.944	$1.675	$1.314	$1.547
Number of accumulation units outstanding at end of period (000’s omitted)	11	10	6	5	1
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.113	$1.955	$1.502	$1.799	$1.666
Accumulation unit value at end of period	$2.115	$2.113	$1.955	$1.502	$1.799
Number of accumulation units outstanding at end of period (000’s omitted)	14	13	13	16	9
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.564	$2.588	$2.617	$2.630	$2.629
Accumulation unit value at end of period	$2.589	$2.564	$2.588	$2.617	$2.630
Number of accumulation units outstanding at end of period (000’s omitted)	1	0	5	5	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.977	$1.814	$1.390	$2.128	$1.684
Accumulation unit value at end of period	$2.079	$1.977	$1.814	$1.390	$2.128
Number of accumulation units outstanding at end of period (000’s omitted)	13	11	16	4	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.843	$0.843	$0.585	$0.925	$0.713
Accumulation unit value at end of period	$0.859	$0.843	$0.843	$0.585	$0.925
Number of accumulation units outstanding at end of period (000’s omitted)	25	19	14	7	0
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$23.997	$23.174	$20.007	$22.326	$20.697
Accumulation unit value at end of period	$24.515	$23.997	$23.174	$20.007	$22.326
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	1	0	0
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$32.137	$28.346	$22.473	$25.250	$23.589
Accumulation unit value at end of period	$36.900	$32.137	$28.346	$22.473	$25.250
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	3	2	0
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$34.941	$31.910	$24.936	$30.581	$27.939
Accumulation unit value at end of period	$36.320	$34.941	$31.910	$24.936	$30.581
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	3	2	1
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$45.562	$44.890	$34.415	$50.151	$42.976
Accumulation unit value at end of period	$47.331	$45.562	$44.890	$34.415	$50.151
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	1	1	0
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$141.447	$130.245	$103.305	$135.328	$122.589
Accumulation unit value at end of period	$145.585	$141.447	$130.245	$103.305	$135.328
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	0	0	0
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$13.225	$12.136	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.430	$13.225	$12.136	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	2	3	0	N/A	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$16.007	$13.175	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.095	$16.007	$13.175	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	—	N/A	N/A

Subaccount	2005	2004	2003	2002	2001
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.708	$10.861	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.663	$11.708	$10.861	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$10.122	$9.964	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.178	$10.122	$9.964	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	—	N/A	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$10.199	$9.945	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.146	$10.199	$9.945	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	—	N/A	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$14.342	$12.359	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.330	$14.342	$12.359	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	2	1	—	N/A	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$13.220	$11.955	$10.000	N/A	N/A
Accumulation unit value at end of period	$14.350	$13.220	$11.955	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$17.676	$14.436	$10.000	N/A	N/A
Accumulation unit value at end of period	$22.116	$17.676	$14.436	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$14.649	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$8.025	$6.716	$4.646	$5.220	$4.212
Accumulation unit value at end of period++	N/A	$8.025	$6.716	$4.646	$5.220
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	0	0	0	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	$17.653	$15.959	$12.453	$12.955	$10.894
Accumulation unit value at end of period	$24.761	$17.653	$15.959	$12.453	$12.955
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.053	$10.229	N/A	N/A	N/A
Accumulation unit value at end of period	$11.337	$11.053	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Equity Index Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$10.730	$10.040	N/A	N/A	N/A
Accumulation unit value at end of period	$10.781	$10.730	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$11.171	$10.386	N/A	N/A	N/A
Accumulation unit value at end of period	$12.185	$11.171	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$11.373	$10.081	N/A	N/A	N/A
Accumulation unit value at end of period	$13.076	$11.373	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	2	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$11.481	$10.262	N/A	N/A	N/A
Accumulation unit value at end of period	$12.372	$11.481	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$15.367	$13.223	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.702	$15.367	$13.223	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	0	N/A	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$14.593	$12.278	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.649	$14.593	$12.278	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	—	N/A	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$17.257	$13.822	$10.353	$13.459	$11.137
Accumulation unit value at end of period	$17.524	$17.257	$13.822	$10.353	$13.459
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	0	0

Subaccount	2005	2004	2003	2002	2001
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$29.802	$27.969	$24.977	$27.192	$26.039
Accumulation unit value at end of period	$31.588	$29.802	$27.969	$24.977	$27.192
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	0
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$22.060	$21.498	$16.621	$23.036	$20.098
Accumulation unit value at end of period	$22.589	$22.060	$21.498	$16.621	$23.036
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	1	0
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*	$26.737	$22.554	$17.002	$24.030	$21.043
Accumulation unit value at end of period	$29.484	$26.737	$22.554	$17.002	$24.030
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$15.430	$13.341	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.666	$15.430	$13.341	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$15.528	$13.394	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.770	$15.528	$13.394	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*	$28.310	$27.520	$22.605	$30.906	$27.370
Accumulation unit value at end of period	$29.428	$28.310	$27.520	$22.605	$30.906
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	0
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$12.853	$12.279	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.233	$12.853	$12.279	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$16.463	$14.106	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.438	$16.463	$14.106	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	N/A	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$11.781	$11.036	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.800	$11.781	$11.036	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$12.927	$12.064	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.422	$12.927	$12.064	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$16.001	$13.675	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.237	$16.001	$13.675	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	—	N/A	N/A
Oppenheimer MidCap Growth Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$14.038	$11.972	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.436	$14.038	$11.972	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$11.478	$10.782	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.550	$11.478	$10.782	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	1	N/A	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	$5.038	$4.880	$3.985	$5.750	$5.211
Accumulation unit value at end of period+	N/A	$5.038	$4.880	$3.985	$5.750
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	$1.593	$1.458	$1.119	$1.538	$1.367
Accumulation unit value at end of period+	N/A	$1.593	$1.458	$1.119	$1.538
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	16	12	8	—

Additional Contract Options Elected (0.55%)

Guaranteed Minimum Death Benefit and Guaranteed Retirement Income Benefit—7 year

(Separate Account Charges of 1.85% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.85%

Subaccount	2005	2004	2003	2002	2001
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period**	$13.001	$12.185	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.520	$13.001	$12.185	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period**	$12.469	$11.807	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.241	$12.469	$11.807	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	N/A	N/A
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period**	$17.489	$13.042	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.616	$17.489	$13.042	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period**	$14.153	$11.667	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.236	$14.153	$11.667	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Alger American Growth Subaccount
Accumulation unit value at beginning of period*	$46.671	$45.060	$33.954	$51.610	$45.572
Accumulation unit value at end of period	$51.340	$46.671	$45.060	$33.954	$51.610
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	—	—
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*	$31.439	$28.327	$19.521	$28.219	$23.808
Accumulation unit value at end of period	$33.902	$31.439	$28.327	$19.521	$28.219
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*	$36.172	$31.606	$22.614	$31.221	$26.645
Accumulation unit value at end of period	$41.513	$36.172	$31.606	$22.614	$31.221
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.052	$6.357	$5.005	$6.323	$5.752
Accumulation unit value at end of period	$7.245	$7.052	$6.357	$5.005	$6.323
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.330	$8.312	$6.564	$7.652	$6.715
Accumulation unit value at end of period	$9.622	$9.330	$8.312	$6.564	$7.652
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$12.417	$10.123	$7.216	$8.311	$6.933
Accumulation unit value at end of period	$15.598	$12.417	$10.123	$7.216	$8.311
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$14.096	$12.569	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.077	$14.096	$12.569	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.180	$23.189	$18.743	$26.868	$24.518
Accumulation unit value at end of period	$24.601	$24.180	$23.189	$18.743	$26.868
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount
Accumulation unit value at beginning of period**	$15.745	$13.570	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.579	$15.745	$13.570	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.258	$7.982	$7.738	$7.320	$7.386
Accumulation unit value at end of period	$8.319	$8.258	$7.982	$7.738	$7.320
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	3	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$18.752	$17.688	$14.197	$20.420	$17.768
Accumulation unit value at end of period	$20.062	$18.752	$17.688	$14.197	$20.420
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—

Subaccount	2005	2004	2003	2002	2001
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.099	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$12.219	$10.680	$8.515	$10.624	$10.566
Accumulation unit value at end of period	$13.938	$12.219	$10.680	$8.515	$10.624
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$6.701	$6.391	$5.519	$6.627	$6.256
Accumulation unit value at end of period	$6.862	$6.701	$6.391	$5.519	$6.627
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.446	$1.409	$1.365	$1.287	$1.299
Accumulation unit value at end of period	$1.452	$1.446	$1.409	$1.365	$1.287
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Dreman Small Cap Value VIP Subaccount (formerly SVS Dreman Small Cap Value Subaccount)
Accumulation unit value at beginning of period*	$1.930	$1.560	$1.119	$1.285	$1.093
Accumulation unit value at end of period	$2.090	$1.930	$1.560	$1.119	$1.285
Number of accumulation units outstanding at end of period (000’s omitted)	12	12	8	8	—
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.226	$2.186	$2.177	$2.052	$2.065
Accumulation unit value at end of period	$2.242	$2.226	$2.186	$2.177	$2.052
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	42	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$7.178	$6.504	$5.315	$5.430	$5.161
Accumulation unit value at end of period	$7.322	$7.178	$6.504	$5.315	$5.430
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$1.944	$1.675	$1.314	$1.547	$1.423
Accumulation unit value at end of period	$2.186	$1.944	$1.675	$1.314	$1.547
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.113	$1.955	$1.502	$1.799	$1.666
Accumulation unit value at end of period	$2.115	$2.113	$1.955	$1.502	$1.799
Number of accumulation units outstanding at end of period (000’s omitted)	6	6	6	6	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.564	$2.588	$2.617	$2.630	$2.629
Accumulation unit value at end of period	$2.589	$2.564	$2.588	$2.617	$2.630
Number of accumulation units outstanding at end of period (000’s omitted)	3	3	7	8	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.977	$1.814	$1.390	$2.128	$1.684
Accumulation unit value at end of period	$2.079	$1.977	$1.814	$1.390	$2.128
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	—	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.843	$0.843	$0.585	$0.925	$0.713
Accumulation unit value at end of period	$0.859	$0.843	$0.843	$0.585	$0.925
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$23.997	$23.174	$20.007	$22.326	$20.697
Accumulation unit value at end of period	$24.515	$23.997	$23.174	$20.007	$22.326
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$32.137	$28.346	$22.473	$25.250	$23.589
Accumulation unit value at end of period	$36.900	$32.137	$28.346	$22.473	$25.250
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$34.941	$31.910	$24.936	$30.581	$27.939
Accumulation unit value at end of period	$36.320	$34.941	$31.910	$24.936	$30.581
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$45.562	$44.890	$34.415	$50.151	$42.976
Accumulation unit value at end of period	$47.331	$45.562	$44.890	$34.415	$50.151
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	1	—

Subaccount	2005	2004	2003	2002	2001
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$141.447	$130.245	$103.305	$135.328	$122.589
Accumulation unit value at end of period	$145.585	$141.447	$130.245	$103.305	$135.328
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	0	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$13.225	$12.136	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.430	$13.225	$12.136	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	—	N/A	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$16.007	$13.175	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.095	$16.007	$13.175	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.708	$10.861	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.663	$11.708	$10.861	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	N/A	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$10.122	$9.964	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.178	$10.122	$9.964	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$10.199	$9.945	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.146	$10.199	$9.945	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$14.342	$12.359	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.330	$14.342	$12.359	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	—	N/A	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$13.220	$11.955	$10.000	N/A	N/A
Accumulation unit value at end of period	$14.350	$13.220	$11.955	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	—	N/A	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$17.676	$14.436	$10.000	N/A	N/A
Accumulation unit value at end of period	$22.116	$17.676	$14.436	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$14.649	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$8.025	$6.716	$4.646	$5.220	$4.212
Accumulation unit value at end of period++	N/A	$8.025	$6.716	$4.646	$5.220
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	$17.653	$15.959	$12.453	$12.955	$10.894
Accumulation unit value at end of period	$24.761	$17.653	$15.959	$12.453	$12.955
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.053	$10.229	N/A	N/A	N/A
Accumulation unit value at end of period	$11.337	$11.053	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$10.730	$10.040	N/A	N/A	N/A
Accumulation unit value at end of period	$10.781	$10.730	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A

Subaccount	2005	2004	2003	2002	2001
JPMorgan Insurance Trust Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$11.171	$10.386	N/A	N/A	N/A
Accumulation unit value at end of period	$12.185	$11.171	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$11.373	$10.081	N/A	N/A	N/A
Accumulation unit value at end of period	$13.076	$11.373	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$11.481	$10.262	N/A	N/A	N/A
Accumulation unit value at end of period	$12.372	$11.481	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$15.367	$13.223	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.702	$15.367	$13.223	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$14.593	$12.278	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.649	$14.593	$12.278	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	N/A	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$17.257	$13.822	$10.353	$13.459	$11.137
Accumulation unit value at end of period	$17.524	$17.257	$13.822	$10.353	$13.459
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$29.802	$27.969	$24.977	$27.192	$26.039
Accumulation unit value at end of period	$31.588	$29.802	$27.969	$24.977	$27.192
Number of accumulation units outstanding at end of period (000’s omitted)	2	2	2	2	—
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$22.060	$21.498	$16.621	$23.036	$20.098
Accumulation unit value at end of period	$22.589	$22.060	$21.498	$16.621	$23.036
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*	$26.737	$22.554	$17.002	$24.030	$21.043
Accumulation unit value at end of period	$29.484	$26.737	$22.554	$17.002	$24.030
Number of accumulation units outstanding at end of period (000’s omitted)	1	1	1	1	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$15.430	$13.341	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.666	$15.430	$13.341	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	0	0	0	N/A	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$15.528	$13.394	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.770	$15.528	$13.394	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*	$28.310	$27.520	$22.605	$30.906	$27.370
Accumulation unit value at end of period	$29.428	$28.310	$27.520	$22.605	$30.906
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	0	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$12.853	$12.279	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.233	$12.853	$12.279	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$16.463	$14.106	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.438	$16.463	$14.106	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$11.781	$11.036	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.800	$11.781	$11.036	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	4	4	4	N/A	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$12.927	$12.064	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.422	$12.927	$12.064	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$16.001	$13.675	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.237	$16.001	$13.675	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	0	N/A	N/A

Subaccount	2005	2004	2003	2002	2001
Oppenheimer MidCap Growth Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$14.038	$11.972	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.436	$14.038	$11.972	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$11.478	$10.782	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.550	$11.478	$10.782	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	$5.030	$4.873	$3.980	$5.742	$5.204
Accumulation unit value at end of period+	N/A	$5.030	$4.873	$3.980	$5.742
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	$1.593	$1.458	$1.119	$1.538	$1.367
Accumulation unit value at end of period+	N/A	$1.593	$1.458	$1.119	$1.538
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—

Additional Contract Options Elected (0.65%)

Guaranteed Minimum Death Benefit, Earnings Based Death Benefit and Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.95% of the Daily Net Assets of the Separate Account)

Tax Qualified Periodic Payment Contracts—1.95%

Subaccount	2005	2004	2003	2002	2001
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period**	$12.980	$12.177	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.485	$12.980	$12.177	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period**	$12.449	$11.799	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.207	$12.449	$11.799	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period**	$17.460	$13.033	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.565	$17.460	$13.033	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period**	$14.130	$11.659	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.194	$14.130	$11.659	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Alger American Growth Subaccount
Accumulation unit value at beginning of period*	$46.522	$44.960	$33.912	$51.597	$45.572
Accumulation unit value at end of period	$51.126	$46.522	$44.960	$33.912	$51.597
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*	$31.338	$28.265	$19.497	$28.212	$23.808
Accumulation unit value at end of period	$33.761	$31.338	$28.265	$19.497	$28.212
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*	$36.056	$31.536	$22.586	$31.213	$26.644
Accumulation unit value at end of period	$41.340	$36.056	$31.536	$22.586	$31.213
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.030	$6.343	$4.999	$6.321	$5.752
Accumulation unit value at end of period	$7.215	$7.030	$6.343	$4.999	$6.321
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.300	$8.293	$6.556	$7.650	$6.715
Accumulation unit value at end of period	$9.582	$9.300	$8.293	$6.556	$7.650
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$12.378	$10.101	$7.207	$8.309	$6.933
Accumulation unit value at end of period	$15.533	$12.378	$10.101	$7.207	$8.309
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—

Subaccount	2005	2004	2003	2002	2001
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$14.073	$12.560	$10.00	N/A	N/A
Accumulation unit value at end of period	$15.038	$14.073	$12.560	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.103	$23.137	$18.720	$26.861	$24.517
Accumulation unit value at end of period	$24.498	$24.103	$23.137	$18.720	$26.861
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount
Accumulation unit value at beginning of period**	$15.719	$13.561	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.539	$15.719	$13.561	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.232	$7.964	$7.728	$7.318	$7.386
Accumulation unit value at end of period	$8.285	$8.232	$7.964	$7.728	$7.318
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$18.693	$17.649	$14.180	$20.415	$17.768
Accumulation unit value at end of period	$19.978	$18.693	$17.649	$14.180	$20.415
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.092	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$12.180	$10.657	$8.504	$10.621	$10.566
Accumulation unit value at end of period	$13.880	$12.180	$10.657	$8.504	$10.621
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount)
Accumulation unit value at beginning of period*	$7.169	$6.844	$5.916	$7.111	$6.714
Accumulation unit value at end of period	$7.334	$7.169	$6.844	$5.916	$7.111
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.441	$1.406	$1.363	$1.287	$1.299
Accumulation unit value at end of period	$1.446	$1.441	$1.406	$1.363	$1.287
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Dreman Small Cap Value VIP Subaccount (formerly SVS Dreman Small Cap Value Subaccount)
Accumulation unit value at beginning of period*	$1.924	$1.557	$1.117	$1.285	$1.093
Accumulation unit value at end of period	$2.081	$1.924	$1.557	$1.117	$1.285
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.219	$2.181	$2.174	$2.051	$2.065
Accumulation unit value at end of period	$2.233	$2.219	$2.181	$2.174	$2.051
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$7.345	$6.662	$5.450	$5.573	$5.297
Accumulation unit value at end of period	$7.485	$7.345	$6.662	$5.450	$5.573
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$1.938	$1.671	$1.312	$1.546	$1.423
Accumulation unit value at end of period	$2.177	$1.938	$1.671	$1.312	$1.546
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.106	$1.951	$1.500	$1.798	$1.666
Accumulation unit value at end of period	$2.106	$2.106	$1.951	$1.500	$1.798
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount)
Accumulation unit value at beginning of period*	$2.556	$2.582	$2.614	$2.629	$2.629
Accumulation unit value at end of period	$2.578	$2.556	$2.582	$2.614	$2.629
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.971	$1.810	$1.388	$2.127	$1.684
Accumulation unit value at end of period	$2.070	$1.971	$1.810	$1.388	$2.127
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—

Subaccount	2005	2004	2003	2002	2001
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.840	$0.841	$0.585	$0.924	$0.713
Accumulation unit value at end of period	$0.855	$0.840	$.841	$0.585	$0.924
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$23.920	$23.123	$19.982	$22.320	$20.696
Accumulation unit value at end of period	$24.413	$23.920	$23.123	$19.982	$22.320
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$32.035	$28.283	$22.446	$25.244	$23.589
Accumulation unit value at end of period	$36.746	$32.035	$28.283	$22.446	$25.244
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$34.829	$31.839	$24.905	$30.573	$27.939
Accumulation unit value at end of period	$36.169	$34.829	$31.839	$24.905	$30.573
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$45.416	$44.791	$34.373	$50.139	$42.975
Accumulation unit value at end of period	$47.133	$45.416	$44.791	$34.373	$50.139
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$140.995	$129.957	$103.177	$135.293	$122.588
Accumulation unit value at end of period	$144.978	$140.995	$129.957	$103.177	$135.293
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$13.203	$12.128	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.395	$13.203	$12.128	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$15.981	$13.167	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.050	$15.981	$13.167	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.689	$10.854	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.633	$11.689	$10.854	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$10.106	$9.957	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.151	$10.106	$9.957	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$10.182	$9.938	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.120	$10.182	$9.938	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$14.318	$12.351	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.288	$14.318	$12.351	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$13.198	$11.947	$10.000	N/A	N/A
Accumulation unit value at end of period	$14.313	$13.198	$11.947	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$17.647	$14.427	$10.000	N/A	N/A
Accumulation unit value at end of period	$22.058	$17.647	$14.427	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A

Subaccount	2005	2004	2003	2002	2001
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$14.648	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$7.999	$6.701	$4.641	$5.218	$4.212
Accumulation unit value at end of period++	N/A	$7.999	$6.701	$4.641	$5.218
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	$17.597	$15.924	$12.438	$12.952	$10.894
Accumulation unit value at end of period	$24.658	$17.597	$15.924	$12.438	$12.952
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.042	$10.225	N/A	N/A	N/A
Accumulation unit value at end of period	$11.314	$11.042	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$10.719	$10.036	N/A	N/A	N/A
Accumulation unit value at end of period	$10.759	$10.719	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$11.159	$10.382	N/A	N/A	N/A
Accumulation unit value at end of period	$12.161	$11.159	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$11.361	$10.077	N/A	N/A	N/A
Accumulation unit value at end of period	$13.050	$11.361	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$11.469	$10.258	N/A	N/A	N/A
Accumulation unit value at end of period	$12.348	$11.469	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$15.342	$13.214	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.658	$15.342	$13.214	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$14.570	$12.270	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.608	$14.570	$12.270	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$17.202	$13.791	$10.340	$13.455	$11.137
Accumulation unit value at end of period	$17.451	$17.202	$13.791	$10.340	$13.455
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$29.706	$27.907	$24.946	$27.185	$26.039
Accumulation unit value at end of period	$31.456	$29.706	$27.907	$24.946	$27.185
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$21.989	$21.450	$16.600	$23.030	$20.098
Accumulation unit value at end of period	$22.495	$21.989	$21.450	$16.600	$23.030
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*	$26.652	$22.504	$16.981	$24.024	$21.043
Accumulation unit value at end of period	$29.361	$26.652	$22.504	$16.981	$24.024
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$15.405	$13.333	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.622	$15.405	$13.333	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Janus Aspen Small Company Value Subaccount
Accumulation unit value at beginning of period**	$15.503	$13.386	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.728	$15.503	$13.386	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*	$28.220	$27.459	$22.578	$30.898	$27.369
Accumulation unit value at end of period	$29.305	$28.220	$27.459	$22.578	$30.898
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—

Subaccount	2005	2004	2003	2002	2001
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$12.832	$12.271	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.199	$12.832	$12.271	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$16.436	$14.096	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.390	$16.436	$14.096	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$11.762	$11.029	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.769	$11.762	$11.029	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$12.906	$12.056	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.387	$12.906	$12.056	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$15.975	$13.666	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.192	$15.975	$13.666	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer MidCap Growth (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$14.015	$11.964	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.395	$14.015	$11.964	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$11.460	$10.775	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.520	$11.460	$10.775	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	$5.021	$4.869	$3.980	$5.749	$5.211
Accumulation unit value at end of period+	N/A	$5.021	$4.869	$3.980	$5.749
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	$1.588	$1.454	$1.118	$1.538	$1.367
Accumulation unit value at end of period+	N/A	$1.588	$1.454	$1.118	$1.538
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—

Additional Contract Options Elected (0.65%)

Guaranteed Minimum Death Benefit, Earnings Based Death Benefit and
Guaranteed Retirement Income Benefit—10 year

(Separate Account Charges of 1.95% of the Daily Net Assets of the Separate Account)

Tax Nonqualified Periodic Payment Contracts—1.95%

Subaccount	2005	2004	2003	2002	2001
AIM V.I. Financial Services Subaccount
Accumulation unit value at beginning of period**	$12.980	$12.177	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.485	$12.980	$12.177	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Global Health Care Subaccount (formerly AIM V.I. Health Sciences Subaccount)
Accumulation unit value at beginning of period**	$12.449	$11.799	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.207	$12.449	$11.799	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Real Estate Subaccount
Accumulation unit value at beginning of period**	$17.460	$13.033	$10.000	N/A	N/A
Accumulation unit value at end of period	$19.565	$17.460	$13.033	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
AIM V.I. Utilities Subaccount
Accumulation unit value at beginning of period**	$14.130	$11.659	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.194	$14.130	$11.659	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Alger American Growth Subaccount
Accumulation unit value at beginning of period*	$46.522	$44.960	$33.912	$51.597	$45.572
Accumulation unit value at end of period	$51.126	$46.522	$4.960	$33.912	$51.597
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—

Subaccount	2005	2004	2003	2002	2001
Alger American MidCap Growth Subaccount
Accumulation unit value at beginning of period*	$31.338	$28.265	$19.497	$28.212	$23.808
Accumulation unit value at end of period	$33.761	$31.338	$28.265	$19.497	$28.212
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Alger American Small Capitalization Subaccount
Accumulation unit value at beginning of period*	$36.056	$31.536	$22.586	$31.213	$26.644
Accumulation unit value at end of period	$41.340	$36.056	$31.536	$22.586	$31.213
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
American Century VP Income & Growth Subaccount
Accumulation unit value at beginning of period*	$7.030	$6.343	$4.999	$6.321	$5.752
Accumulation unit value at end of period	$7.215	$7.030	$6.343	$4.999	$6.321
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
American Century VP Value Subaccount
Accumulation unit value at beginning of period*	$9.300	$8.293	$6.556	$7.650	$6.715
Accumulation unit value at end of period	$9.582	$9.300	$8.293	$6.556	$7.650
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Credit Suisse Trust-Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$12.378	$10.101	$7.207	$8.309	$6.933
Accumulation unit value at end of period	$15.533	$12.378	$10.101	$7.207	$8.309
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Dreyfus IP MidCap Stock Subaccount
Accumulation unit value at beginning of period**	$14.073	$12.560	$10.00	N/A	N/A
Accumulation unit value at end of period	$15.038	$14.073	$12.560	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Dreyfus Socially Responsible Growth Subaccount
Accumulation unit value at beginning of period*	$24.103	$23.137	$18.720	$26.861	$24.517
Accumulation unit value at end of period	$24.498	$24.103	$23.137	$18.720	$26.861
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Dreyfus VIF Small Company Stock Subaccount
Accumulation unit value at beginning of period**	$15.719	$13.561	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.539	$15.719	$13.561	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
DWS Bond VIP Subaccount (formerly Scudder Bond Subaccount)
Accumulation unit value at beginning of period*	$8.232	$7.964	$7.728	$7.318	$7.386
Accumulation unit value at end of period	$8.285	$8.232	$7.964	$7.728	$7.318
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Capital Growth VIP Subaccount (formerly Scudder Capital Growth Subaccount)
Accumulation unit value at beginning of period*	$18.693	$17.649	$14.180	$20.415	$17.768
Accumulation unit value at end of period	$19.978	$18.693	$17.649	$14.180	$20.415
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Growth & Income VIP Subaccount (formerly Scudder Growth and Income Subaccount)
Accumulation unit value at beginning of period****	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$11.092	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A
DWS International VIP Subaccount (formerly Scudder International Subaccount)
Accumulation unit value at beginning of period*	$12.180	$10.657	$8.504	$0.621	$10.566
Accumulation unit value at end of period	$13.880	$12.180	$10.657	$8.504	$10.621
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Balanced VIP Subaccount (formerly Scudder Total Return Subaccount
Accumulation unit value at beginning of period	$6.679	$6.377	$5.512	$6.625	$6.256
Accumulation unit value at end of period	$6.834	$6.679	$6.377	$5.512	$6.625
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Core Fixed Income VIP Subaccount (formerly Scudder Fixed Income Subaccount)
Accumulation unit value at beginning of period*	$1.441	$1.406	$1.363	$1.287	$1.299
Accumulation unit value at end of period	$1.446	$1.441	$1.406	$1.363	$1.287
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Dreman Small Cap Value VIP Subaccount (formerly SVS Dreman Small Cap Value Subaccount)
Accumulation unit value at beginning of period*	$1.924	$1.557	$1.117	$1.285	$1.093
Accumulation unit value at end of period	$2.081	$1.924	$1.557	$1.117	$1.285
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Government & Agency Securities VIP Subaccount (formerly Scudder Government & Agency Securities Subaccount)
Accumulation unit value at beginning of period*	$2.219	$2.181	$2.174	$2.051	$2.065
Accumulation unit value at end of period	$2.233	$2.219	$2.181	$2.174	$2.051
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS High Income VIP Subaccount (formerly Scudder High Income Subaccount)
Accumulation unit value at beginning of period*	$7.155	$6.489	$5.309	$5.429	$5.161
Accumulation unit value at end of period	$7.292	$7.155	$6.489	$5.309	$5.429
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—

Subaccount	2005	2004	2003	2002	2001
DWS International Select Equity VIP Subaccount (formerly Scudder International Select Equity Subaccount)
Accumulation unit value at beginning of period*	$1.938	$1.671	$1.312	$1.546	$1.423
Accumulation unit value at end of period	$2.177	$1.938	$1.671	$1.312	$1.546
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Large Cap Value VIP Subaccount (formerly Scudder Large Cap Value Subaccount)
Accumulation unit value at beginning of period*	$2.106	$1.951	$1.500	$1.798	$1.666
Accumulation unit value at end of period	$2.106	$2.106	$1.951	$1.500	$1.798
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Money Market VIP Subaccount (formerly Scudder Money Market Subaccount
Accumulation unit value at beginning of period*	$2.556	$2.582	$2.614	$2.629	$2.629
Accumulation unit value at end of period	$2.578	$2.556	$2.582	$2.614	$2.629
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Small Cap Growth VIP Subaccount (formerly Scudder Small Cap Growth Subaccount)
Accumulation unit value at beginning of period*	$1.971	$1.810	$1.388	$2.127	$1.684
Accumulation unit value at end of period	$2.070	$1.971	$1.810	$1.388	$2.127
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
DWS Technology VIP Subaccount (formerly Scudder Technology Growth Subaccount)*
Accumulation unit value at beginning of period*	$0.840	$0.841	$0.585	$0.924	$0.713
Accumulation unit value at end of period	$0.855	$0.840	$0.841	$0.585	$0.924
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Asset Manager Subaccount
Accumulation unit value at beginning of period*	$23.920	$23.123	$19.982	$22.320	$20.696
Accumulation unit value at end of period	$24.413	$23.920	$23.123	$19.982	$22.320
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Contrafund® Subaccount
Accumulation unit value at beginning of period*	$32.035	$28.283	$22.446	$25.244	$23.589
Accumulation unit value at end of period	$36.746	$32.035	$28.283	$22.446	$25.244
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Equity-Income Subaccount
Accumulation unit value at beginning of period*	$34.829	$31.839	$24.905	$30.573	$27.939
Accumulation unit value at end of period	$36.169	$34.829	$31.839	$24.905	$30.573
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Growth Subaccount
Accumulation unit value at beginning of period*	$45.416	$44.791	$34.373	$50.139	$42.975
Accumulation unit value at end of period	$47.133	$45.416	$44.791	$34.373	$50.139
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Fidelity VIP Index 500 Subaccount
Accumulation unit value at beginning of period*	$140.995	$129.957	$103.177	$135.293	$122.588
Accumulation unit value at end of period	$144.978	$140.995	$129.957	$103.177	$135.293
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Franklin Rising Dividends Securities Subaccount
Accumulation unit value at beginning of period**	$13.203	$12.128	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.395	$13.203	$12.128	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin Small Cap Value Securities Subaccount
Accumulation unit value at beginning of period**	$15.981	$13.167	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.050	$15.981	$13.167	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin Strategic Income Securities Subaccount
Accumulation unit value at beginning of period**	$11.689	$10.854	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.633	$11.689	$10.854	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A

Subaccount	2005	2004	2003	2002	2001
Franklin U.S. Government Subaccount
Accumulation unit value at beginning of period**	$10.106	$9.957	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.151	$10.106	$9.957	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Franklin Zero Coupon 2010 Subaccount
Accumulation unit value at beginning of period**	$10.182	$9.938	$10.000	N/A	N/A
Accumulation unit value at end of period	$10.120	$10.182	$9.938	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Mutual Discovery Securities Subaccount
Accumulation unit value at beginning of period**	$14.318	$12.351	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.288	$14.318	$12.351	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Mutual Shares Securities Subaccount
Accumulation unit value at beginning of period**	$13.198	$11.947	$10.000	N/A	N/A
Accumulation unit value at end of period	$14.313	$13.198	$11.947	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Templeton Developing Markets Securities Subaccount
Accumulation unit value at beginning of period**	$17.647	$14.427	$10.000	N/A	N/A
Accumulation unit value at end of period	$22.058	$17.647	$14.427	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
ING JPMorgan Emerging Markets Equity Subaccount
Accumulation unit value at beginning of period+++	$10.000	N/A	N/A	N/A	N/A
Accumulation unit value at end of period	$14.648	N/A	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	N/A	N/A	N/A	N/A
ING VP Emerging Markets Subaccount
Accumulation unit value at beginning of period*	$7.999	$6.701	$4.641	$5.218	$4.212
Accumulation unit value at end of period++	N/A	$7.999	$6.701	$4.641	$5.218
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—
ING VP Natural Resources Trust Subaccount
Accumulation unit value at beginning of period*	$17.597	$15.924	$12.438	$12.952	$10.894
Accumulation unit value at end of period	$24.658	$17.597	$15.924	$12.438	$12.952
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
JPMorgan Insurance Trust Diversified Equity Subaccount (formerly JPMorgan Investment Trust Diversified Equity Subaccount)
Accumulation unit value at beginning of period***	$10.719	$10.036	N/A	N/A	N/A
Accumulation unit value at end of period	$10.759	$10.719	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Intrepid Mid Cap Subaccount (formerly JPMorgan Investment Trust Diversified Mid Cap Subaccount)
Accumulation unit value at beginning of period***	$11.361	$10.077	N/A	N/A	N/A
Accumulation unit value at end of period	$13.050	$11.361	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Equity Index Subaccount (formerly JPMorgan Investment Trust Equity Index Subaccount)
Accumulation unit value at beginning of period***	$11.042	$10.225	N/A	N/A	N/A
Accumulation unit value at end of period	$11.314	$11.042	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Growth Subaccount (formerly JPMorgan Investment Trust Mid Cap Growth Subaccount)
Accumulation unit value at beginning of period***	$11.159	$10.382	N/A	N/A	N/A
Accumulation unit value at end of period	$12.161	$11.159	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan Insurance Trust Diversified Mid Cap Value Subaccount (formerly JPMorgan Investment Trust Mid Cap Value Subaccount)
Accumulation unit value at beginning of period***	$11.469	$10.258	N/A	N/A	N/A
Accumulation unit value at end of period	$12.348	$11.469	N/A	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	N/A	N/A	N/A
JPMorgan International Equity Subaccount
Accumulation unit value at beginning of period**	$15.342	$13.214	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.658	$15.342	$13.214	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
JPMorgan Mid Cap Value Subaccount
Accumulation unit value at beginning of period**	$14.570	$12.270	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.608	$14.570	$12.270	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
JPMorgan Small Company Subaccount
Accumulation unit value at beginning of period*	$17.202	$13.791	$10.340	$13.455	$11.137
Accumulation unit value at end of period	$17.451	$17.202	$13.791	$10.340	$13.455
Number of accumulation units outstanding at end of period (000’s omitted)	—	0	—	—	—

Subaccount	2005	2004	2003	2002	2001
Janus Aspen Balanced Subaccount
Accumulation unit value at beginning of period*	$29.706	$27.907	$24.946	$27.185	$26.039
Accumulation unit value at end of period	$31.456	$29.706	$27.907	$24.946	$27.185
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Large Cap Growth Subaccount
Accumulation unit value at beginning of period*	$21.989	$21.450	$16.600	$23.030	$20.098
Accumulation unit value at end of period	$22.495	$21.989	$21.450	$16.600	$23.030
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Mid Cap Growth Subaccount
Accumulation unit value at beginning of period*	$26.652	$22.504	$16.981	$24.024	$21.043
Accumulation unit value at end of period	$29.361	$26.652	$22.504	$16.981	$24.024
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Janus Aspen Mid Cap Value
Accumulation unit value at beginning of period**	$15.405	$13.333	$10.000	N/A	N/A
Accumulation unit value at end of period	$16.622	$15.405	$13.386	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Janus Aspen Small Company Value
Accumulation unit value at beginning of period**	$15.503	$13.386	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.728	$15.503	$13.386	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Janus Aspen Worldwide Growth Subaccount
Accumulation unit value at beginning of period*	$28.220	$27.459	$22.578	$30.898	$27.369
Accumulation unit value at end of period	$29.305	$28.220	$27.459	$22.578	$30.898
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	—	—
Oppenheimer Capital Appreciation Subaccount
Accumulation unit value at beginning of period**	$12.832	$12.271	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.199	$12.832	$12.271	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Global Securities Subaccount
Accumulation unit value at beginning of period**	$16.436	$14.096	$10.000	N/A	N/A
Accumulation unit value at end of period	$18.390	$16.436	$14.096	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer High Income Subaccount
Accumulation unit value at beginning of period**	$11.762	$11.029	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.769	$11.762	$11.029	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Main Street Subaccount
Accumulation unit value at beginning of period**	$12.906	$12.056	$10.000	N/A	N/A
Accumulation unit value at end of period	$13.387	$12.906	$12.056	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Main Street Small Cap Subaccount
Accumulation unit value at beginning of period**	$15.975	$13.666	$10.000	N/A	N/A
Accumulation unit value at end of period	$17.192	$15.975	$13.666	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer MidCap Growth Subaccount (formerly Oppenheimer Aggressive Growth Subaccount)
Accumulation unit value at beginning of period**	$14.015	$11.964	$10.000	N/A	N/A
Accumulation unit value at end of period	$15.395	$14.015	$11.964	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Oppenheimer Strategic Bond Subaccount
Accumulation unit value at beginning of period**	$11.460	$10.775	$10.000	N/A	N/A
Accumulation unit value at end of period	$11.520	$11.460	$10.775	N/A	N/A
Number of accumulation units outstanding at end of period (000’s omitted)	—	—	—	N/A	N/A
Scudder Growth Subaccount
Accumulation unit value at beginning of period*	$5.014	$4.862	$3.975	$5.740	$5.204
Accumulation unit value at end of period+	N/A	$5.014	$4.862	$3.975	$5.740
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—
SVS Focus Value + Growth Subaccount
Accumulation unit value at beginning of period*	$1.588	$1.454	$1.118	$1.538	$1.367
Accumulation unit value at end of period+	N/A	$1.588	$1.454	$1.118	$1.538
Number of accumulation units outstanding at end of period (000’s omitted)	N/A	—	—	—	—

*	Commencement of Offering October 1, 2001.

**	Commencement of Offering May 1, 2003.

***	Commencement of Offering May 3, 2004.

****	Commencement of Offering May 2, 2005.

+	Cessation of Operations April 29, 2005

++	Cessation of Operations December 2, 2005

+++	Commencement of Offering December 3, 2005

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements to be included in Part B:

Condensed Financial Information

KILICO Variable Annuity Separate Account

Report of Independent Auditors

Statement of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2005

Statement of Operations for the Year Ended December 31, 2005

Statements of Changes in Contract Owners’ Equity for the Years Ended December 31, 2005 and 2004

Notes to Financial Statements

Kemper Investors Life Insurance Company

Report of Independent Auditors

Kemper Investors Life Insurance Company and Subsidiaries Consolidated Balance Sheets, as of December 31, 2005 and 2004

Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Operations, years ended December 31, 2005, 2004 and 2003

Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Comprehensive Income (Loss), years ended December 31, 2005, 2004 and 2003

Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Stockholder’s Equity, years ended December 31, 2005, 2004 and 2003

Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Cash Flows, years ended December 31, 2005, 2004 and 2003

Notes to Consolidated Financial Statements

(b)	Exhibits:

[5]1.1	A copy of resolution of the Board of Directors of Kemper Investors Life Insurance Company dated September 13, 1977.

[5]1.2	A copy of Record of Action of Kemper Investors Life Insurance Company dated April 15, 1983.

2.	Not Applicable.

[3]3.1	Distribution Agreement between Investors Brokerage Services, Inc. and KILICO.

[1]3.2	Addendum to Selling Group Agreement of Kemper Financial Services, Inc.

[6]3.3	Selling Group Agreement of Investors Brokerage Services, Inc.

[6]3.4	General Agent Agreement.

[7]4.	Form of Variable Annuity Contract.

[19]4.1	Form of Guaranteed Minimum Death Benefit Rider.

[19]4.2	Form of Earnings Based Death Benefit Rider.

[19]4.3	Form of Guaranteed Retirement Income Benefit Rider.

[7]5.	Form of Application.

[3]6.1	Kemper Investors Life Insurance Company Articles of Incorporation.

[6]6.2	Kemper Investors Life Insurance Company Bylaws.

[23]7.	Coinsurance Agreement between KILICO and Chase Insurance Life and Annuity Company (formerly known as Federal Kemper Life Assurance Company).

[2]8.1	Fund Participation Agreement among KILICO, Lexington Natural Resources Trust and Lexington Management Corporation.

[2]8.2	Fund Participation Agreement among KILICO, Lexington Emerging Markets Fund and Lexington Management Corporation.

[2]8.3	Fund Participation Agreement among KILICO, Janus Aspen Series and Janus Capital Management LLC.

[7]8.3(a)	Service Agreement between KILICO and Janus Capital Management LLC.

[4]8.4(a)	Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund and Fidelity Distributors Corporation.

[13]8.4(b)	Third Amendment to Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund and Fidelity Distributors Corporation.

[4]8.5(a)	Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation.

[20]8.5(b)	Second Amendment to Fund Participation Agreement among KILICO, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation.

[10]8.6(a)	Participation Agreement between KILICO and Scudder Variable Life Investment Fund (now known as Scudder Variable Series I).

[10]8.6(b)	Participating Contract and Policy Agreement between KILICO and Scudder Kemper Investments, Inc.

[10]8.6(c)	Indemnification Agreement between KILICO and Scudder Kemper Investments, Inc.

[15]8.7(a)	Fund Participation Agreement between KILICO and The Dreyfus Socially Responsible Growth Fund, Inc.

[16]8.7(b)	Administrative Services Agreement by and between The Dreyfus Corporation and KILICO (redacted).

[16]8.7(c)	November 1, 1999 Amendment to Fund Participation Agreement between KILICO and The Dreyfus Socially Responsible Growth Fund, Inc.

[16]8.7(d)	November 1, 1999 Amendment to Administrative Services Agreement by and between The Dreyfus Corporation and KILICO (redacted).

[18]8.8	Fund Participation Agreement between KILICO and J.P. Morgan Series Trust II.

[16]8.9(a)	Fund Participation Agreement by and among The Alger American Fund, KILICO and Fred Alger & Company, Incorporated.

[16]8.9(b)	Service Agreement between Fred Alger Management, Inc. and KILICO (redacted).

[14]8.10	Fund Participation Agreement by and between KILICO and American Century Investment Management, Inc.

[17]8.11	Fund Participation Agreement among KILICO, Kemper Investors Fund (now known as Scudder Variable Series II), Zurich Kemper Investments, Inc. and Kemper Distributors, Inc.

[22]8.12	Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Kemper Investors Life Insurance Company.

[24]8.13(a)	Participation Agreement by and among Kemper Investors Life Insurance Company, INVESCO Variable Investment Funds, Inc. (now known as AIM Variable Insurance Funds), INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.

[24]8.13(b)	Administrative Services Agreement by and between INVESCO Funds Group, Inc., INVESCO Variable Investment Funds, Inc. (now known as AIM Variable Insurance Funds) and Kemper Investors Life Insurance Company

[24]8.14(a)	Form of Fund Participation Agreement between KILICO and One Group Investment Trust

[24]8.14(b)	Form of Supplemental Payment Agreement (redacted)

[8]9	Opinion and Consent of Counsel.

10.	Consent of PricewaterhouseCoopers LLP, Independent Accountants.

[11]11.1	Schedule III: Supplementary Insurance Information (years ended December 31, 2004 and 2003).

[11]11.2	Schedule IV: Reinsurance (year ended December 31, 2004).

[12]11.3	Schedule IV: Reinsurance (year ended December 31, 2003).

[11]11.4	Schedule V: Valuation and qualifying accounts (year ended December 31, 2004).

[12]11.5	Schedule V: Valuation and qualifying accounts (year ended December 31, 2003).

12.	Not Applicable.

[24]14.	Organizational Charts

15.	Powers of Attorney for Diane C. Davis, Matthew Kindsvogel, David A. Bowers, David A. Levinson, Kenneth E. Owens and Thomas D. Davenport

[1]	Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 1995.

[2]	Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about September 14, 1995.

[3]	Incorporated by reference to Exhibits filed with the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 12, 1996.

[4]	Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 filed on or about April 26, 1996.

[5]	Incorporated by reference to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about February 26, 1997.

[6]	Incorporated by reference to Amendment No. 2 to the Registration Statement on Form S-1 (File No. 333-02491) filed on or about April 23, 1997.

[7]	Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1997.

[8]	Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about March 2, 2001.

[10]	Incorporated by reference to Amendment No. 5 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 20, 1999.

[11]	Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2004 filed on or about March 30, 2005.

[12]	Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2003 filed on or about March 31, 2004.

[13]	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-88845) filed on or about December 29, 1999.

[14]	Incorporated by reference to the Registration Statement on Form S-1 (File No. 333-32840) filed on or about March 20, 2000.

[15]	Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1999.

[16]	Incorporated by reference to Amendment No. 6 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 17, 2000.

[17]	Incorporated by reference to Amendment No. 3 to the Registration Statement of KILICO on Form S-1 (File No. 333-22389) filed on or about April 8, 1998.

[18]	Incorporated herein by reference to Post –Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 2000.

[19]	Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-32840) filed on or about March 2, 2001.

[20]	Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on Form S-6 filed on or about April 30, 1999 (File No. 333-35159).

[21]	Incorporated herein by reference to Post–Effective Amendment No. 33 to this Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 2001.

[22]	Incorporated by reference to Amendment No. 7 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 26, 2001.

[23]	Incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about September 2, 2003.

[24]	Incorporated herein by reference to Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 2004.

Item 25.	Directors and Officers of Kemper Investors Life Insurance Company

Name	Office with KILICO
Diane C. Davis[1]	President , Chief Executive Officer and Director

Matthew Kindsvogel[1]	Executive Vice President, Treasurer, Chief Financial Officer and Director

David A. Bowers[2]	Director

David A. Levinson[2]	Director

Kenneth E. Owens[2]	Director

Thomas D. Davenport[1]	Vice President, Chief Actuary and Director

James P. Brennan, Sr., Esq.1 serves as Chief Compliance Officer for the Registrant.

[1]	The principal business address is 3003-77th Avenue, S.E., Mercer Island, WA 98040

[2]	The principal business address is 1400 American Lane, Schaumburg, IL 60196

Item 26.	Persons Controlled by or Under Common Control with the Insurance Company or Registrant

See Exhibit 14 for organizational charts of persons controlled by or under common control with Kemper Investors Life Insurance Company.

Item 27.	Number of Contract Owners

As of March 1, 2006, the Registrant had approximately 94,690 qualified and non-qualified Advantage III Contract Owners.

Item 28.	Indemnification

To the extent permitted by law of the State of Illinois and subject to all applicable requirements thereof, Article VI of the By-Laws of Kemper Investors Life Insurance Company (“KILICO”) provides for the indemnification of any person against all expenses (including attorneys fees), judgments, fines, amounts paid in settlement and other costs actually and reasonably incurred by him in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative in which he is a party or is threatened to be made a party by reason of his being or having been a director, officer, employee or agent of KILICO, or serving or having served, at the request of KILICO, as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, or by reason of his holding a fiduciary position in connection with the management or administration of retirement, pension, profit sharing or other benefit plans including, but not limited to, any fiduciary liability under the Employee Retirement Income Security Act of 1974 and any amendment thereof, if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of KILICO, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that he did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of KILICO, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. No indemnification shall be made in respect of any claim, issue or matter as to which a director or officer shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company, unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, employees or agents of KILICO pursuant to the foregoing provisions, or otherwise, KILICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by KILICO of expenses incurred or paid by a director, officer, employee of agent of KILICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer, employee or agent of KILICO in connection with variable annuity contracts, KILICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by KILICO is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29.(a)	Principal Underwriter

Investors Brokerage Services, Inc. acts as principal underwriter for KILICO Variable Annuity Separate Account, KILICO Variable Separate Account, Kemper Investors Life Insurance Company Variable Annuity Account C , FKLA Variable Separate Account and Chase Variable Annuity Separate Account.

Item 29.(b)	Information Regarding Principal Underwriter, Investors Brokerage Services, Inc.

The address of each officer is 2500 Westfield Drive, Elgin IL 60123-7836.

Name	Position and Offices with Underwriter

James L. Harlin	Chairman and Director

Thomas P. Higgins	President and Director

Jamie L. Riesterer	Chief Financial Officer

Kenneth N. Olson	Director

Paul K. Miller	Chief Compliance Officer

Frank J. Julian	Secretary

Item 29.(c)

Not applicable.

Item 30.	Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Kemper Investors Life Insurance Company at (1) 1400 American Lane, Schaumburg, Illinois 60196, (2) 2500 Westfield Drive, Elgin, Illinois 60123-7836, and (3) 3003-77th Ave., S.E., Mercer Island, Washington 98040.

Item 31.	Management Services

Not applicable

Item 32.	Undertakings and Representations

Representation Regarding Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940

Kemper Investors Life Insurance Company (“KILICO”) represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by KILICO.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Post-Effective Amendment No. 42 to the Registration Statement meets all the requirements for effectiveness under Rule 485(b) and has caused this Post-Effective Amendment No. 42 to the Registration Statement to be signed on its behalf, in the City of Mercer Island, and State of Washington on April 26, 2006.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT (Registrant)

Attest:	/s/ Kathy Brownlee	BY:	/s/ Diane C. Davis
	Kathy Brownlee, Corporate Secretary	Diane C. Davis, President and Chief Executive Officer

KEMPER INVESTORS LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ Kathy Brownlee	BY:	/s/ Diane C. Davis
	Kathy Brownlee, Corporate Secretary	Diane C. Davis, President and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment No. 42 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/s/ Diane C. Davis Diane C. Davis	President, Chief Executive Officer and Director (Principal Executive Officer)	April 26, 2006

Matthew Kindsvogel*/	Executive Vice President, Treasurer, Chief Financial Officer, and Director (Principal Financial Officer and Principal Accounting Officer)	, 2006

Thomas D. Davenport*/	Vice President, Chief Actuary and Director	, 2006

David A. Bowers*/	Director	, 2006

David A. Levinson*/	Director	, 2006

Kenneth E. Owens*/	Director	, 2006

/s/ Diane C. Davis */ By: Diane C. Davis	On April 26, 2006 as Attorney-in-Fact pursuant to powers of attorney filed herewith or by previous amendment.

EXHIBIT INDEX

Exhibit Number	Description
10	Consent of PricewaterhouseCoopers LLP

15	Powers of Attorney for Diane C. Davis, Matthew Kindsvogel, Thomas D. Davenport, David A. Bowers, David A. Levinson and Kenneth E. Owens